UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06625

The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Reza Pishva

Secretary

333 South Grand Avenue

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: 213-625-1900

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Payden Absolute Return Bond Fund

Adviser Class - PYABX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Absolute Return Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$48	0.95%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$635,353
# of Portfolio Holdings	426
Investment Advisory, net of waivers (000)	$728
Portfolio Turnover Rate	77%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	9.69%
Freddie Mac STACR REMIC Trust	6.94%
Brazil Letras do Tesouro Nacional	4.76%
OBX Trust	4.10%
Payden Emerging Markets Local Bond Fund, SI Class	2.00%
U.S. Treasury Note	1.89%
Verus Securitization Trust	1.77%
Wells Fargo & Co.	1.35%
BX Commercial Mortgage Trust	1.27%
Fannie Mae Connecticut Avenue Securities	1.06%

Portfolio Composition (as a % of investments)

Mortgage Backed	33%
Corporate Bond	28%
Asset Backed	21%
Foreign Government	10%
Investment Company	3%
Others	5%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Absolute Return Bond Fund

Adviser Class - PYABX

Semi-Annual Shareholder Report - April 30, 2025

PYABX-SA2025

Payden Absolute Return Bond Fund

Investor Class - PYARX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Absolute Return Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$35	0.70%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$635,353
# of Portfolio Holdings	426
Investment Advisory, net of waivers (000)	$728
Portfolio Turnover Rate	77%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	9.69%
Freddie Mac STACR REMIC Trust	6.94%
Brazil Letras do Tesouro Nacional	4.76%
OBX Trust	4.10%
Payden Emerging Markets Local Bond Fund, SI Class	2.00%
U.S. Treasury Note	1.89%
Verus Securitization Trust	1.77%
Wells Fargo & Co.	1.35%
BX Commercial Mortgage Trust	1.27%
Fannie Mae Connecticut Avenue Securities	1.06%

Portfolio Composition (as a % of investments)

Mortgage Backed	33%
Corporate Bond	28%
Asset Backed	21%
Foreign Government	10%
Investment Company	3%
Others	5%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Absolute Return Bond Fund

Investor Class - PYARX

Semi-Annual Shareholder Report - April 30, 2025

PYARX-SA2025

Payden Absolute Return Bond Fund

SI Class - PYAIX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Absolute Return Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$24	0.47%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$635,353
# of Portfolio Holdings	426
Investment Advisory, net of waivers (000)	$728
Portfolio Turnover Rate	77%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	9.69%
Freddie Mac STACR REMIC Trust	6.94%
Brazil Letras do Tesouro Nacional	4.76%
OBX Trust	4.10%
Payden Emerging Markets Local Bond Fund, SI Class	2.00%
U.S. Treasury Note	1.89%
Verus Securitization Trust	1.77%
Wells Fargo & Co.	1.35%
BX Commercial Mortgage Trust	1.27%
Fannie Mae Connecticut Avenue Securities	1.06%

Portfolio Composition (as a % of investments)

Mortgage Backed	33%
Corporate Bond	28%
Asset Backed	21%
Foreign Government	10%
Investment Company	3%
Others	5%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Absolute Return Bond Fund

SI Class - PYAIX

Semi-Annual Shareholder Report - April 30, 2025

PYAIX-SA2025

Payden California Municipal Social Impact Fund

Adviser Class - PYCLX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden California Municipal Social Impact Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$35	0.70%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$173,547
# of Portfolio Holdings	119
Investment Advisory, net of waivers (000)	$87
Portfolio Turnover Rate	43%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

State of California	10.08%
Los Angeles Unified School District	7.81%
California Community Choice Financing Authority	6.82%
Los Angeles County Public Works Financing Authority	6.36%
California Housing Finance Agency	4.20%
California Health Facilities Financing Authority	3.86%
California State Public Works Board	3.32%
City of Los Angeles Department of Airports	2.68%
Sacramento Area Flood Control Agency	2.62%
San Diego County Regional Transportation Commission	2.57%

Portfolio Composition (as a % of investments)

General Obligation	60%
Revenue	35%
Investment Company	4%
Mortgage Backed	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden California Municipal Social Impact Fund

Adviser Class - PYCLX

Semi-Annual Shareholder Report - April 30, 2025

PYCLX-SA2025

Payden California Municipal Social Impact Fund

Investor Class - PYCRX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden California Municipal Social Impact Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$22	0.45%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$173,547
# of Portfolio Holdings	119
Investment Advisory, net of waivers (000)	$87
Portfolio Turnover Rate	43%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

State of California	10.08%
Los Angeles Unified School District	7.81%
California Community Choice Financing Authority	6.82%
Los Angeles County Public Works Financing Authority	6.36%
California Housing Finance Agency	4.20%
California Health Facilities Financing Authority	3.86%
California State Public Works Board	3.32%
City of Los Angeles Department of Airports	2.68%
Sacramento Area Flood Control Agency	2.62%
San Diego County Regional Transportation Commission	2.57%

Portfolio Composition (as a % of investments)

General Obligation	60%
Revenue	35%
Investment Company	4%
Mortgage Backed	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden California Municipal Social Impact Fund

Investor Class - PYCRX

Semi-Annual Shareholder Report - April 30, 2025

PYCRX-SA2025

Payden Managed Income Fund

Adviser Class - PKCBX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Managed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$45	0.90%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$114,550
# of Portfolio Holdings	387
Investment Advisory, net of waivers (000)	$17
Portfolio Turnover Rate	108%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	10.60%
Freddie Mac STACR REMIC Trust	7.29%
Brazil Letras do Tesouro Nacional	5.21%
U.S. Treasury Note	2.86%
Payden Emerging Markets Local Bond Fund, SI Class	1.97%
Fannie Mae Connecticut Avenue Securities	1.48%
Neuberger Berman Loan Advisers CLO Ltd.	1.25%
Wells Fargo & Co.	0.92%
Arini European CLO I DAC	0.89%
Petroleos Mexicanos	0.87%

Portfolio Composition (as a % of investments)

Mortgage Backed	30%
Corporate Bond	29%
Asset Backed	18%
Foreign Government	10%
Bank Loan	5%
Others	8%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Managed Income Fund

Adviser Class - PKCBX

Semi-Annual Shareholder Report - April 30, 2025

PKCBX-SA2025

Payden Managed Income Fund

Institutional Class - PKCIX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Managed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Institutional Class	$33	0.65%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$114,550
# of Portfolio Holdings	387
Investment Advisory, net of waivers (000)	$17
Portfolio Turnover Rate	108%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	10.60%
Freddie Mac STACR REMIC Trust	7.29%
Brazil Letras do Tesouro Nacional	5.21%
U.S. Treasury Note	2.86%
Payden Emerging Markets Local Bond Fund, SI Class	1.97%
Fannie Mae Connecticut Avenue Securities	1.48%
Neuberger Berman Loan Advisers CLO Ltd.	1.25%
Wells Fargo & Co.	0.92%
Arini European CLO I DAC	0.89%
Petroleos Mexicanos	0.87%

Portfolio Composition (as a % of investments)

Mortgage Backed	30%
Corporate Bond	29%
Asset Backed	18%
Foreign Government	10%
Bank Loan	5%
Others	8%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Managed Income Fund

Institutional Class - PKCIX

Semi-Annual Shareholder Report - April 30, 2025

PKCIX-SA2025

Payden Managed Income Fund

Retirement Class - PKCRX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Managed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Retirement Class	$58	1.15%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$114,550
# of Portfolio Holdings	387
Investment Advisory, net of waivers (000)	$17
Portfolio Turnover Rate	108%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	10.60%
Freddie Mac STACR REMIC Trust	7.29%
Brazil Letras do Tesouro Nacional	5.21%
U.S. Treasury Note	2.86%
Payden Emerging Markets Local Bond Fund, SI Class	1.97%
Fannie Mae Connecticut Avenue Securities	1.48%
Neuberger Berman Loan Advisers CLO Ltd.	1.25%
Wells Fargo & Co.	0.92%
Arini European CLO I DAC	0.89%
Petroleos Mexicanos	0.87%

Portfolio Composition (as a % of investments)

Mortgage Backed	30%
Corporate Bond	29%
Asset Backed	18%
Foreign Government	10%
Bank Loan	5%
Others	8%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Managed Income Fund

Retirement Class - PKCRX

Semi-Annual Shareholder Report - April 30, 2025

PKCRX-SA2025

Payden Managed Income Fund

SI Class - PKBIX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Managed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$33	0.65%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$114,550
# of Portfolio Holdings	387
Investment Advisory, net of waivers (000)	$17
Portfolio Turnover Rate	108%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	10.60%
Freddie Mac STACR REMIC Trust	7.29%
Brazil Letras do Tesouro Nacional	5.21%
U.S. Treasury Note	2.86%
Payden Emerging Markets Local Bond Fund, SI Class	1.97%
Fannie Mae Connecticut Avenue Securities	1.48%
Neuberger Berman Loan Advisers CLO Ltd.	1.25%
Wells Fargo & Co.	0.92%
Arini European CLO I DAC	0.89%
Petroleos Mexicanos	0.87%

Portfolio Composition (as a % of investments)

Mortgage Backed	30%
Corporate Bond	29%
Asset Backed	18%
Foreign Government	10%
Bank Loan	5%
Others	8%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Managed Income Fund

SI Class - PKBIX

Semi-Annual Shareholder Report - April 30, 2025

PKBIX-SA2025

Payden Cash Reserves Money Market Fund

Investor Class - PBHXX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Cash Reserves Money Market Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$13	0.25%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$429,480
# of Portfolio Holdings	33
Investment Advisory, net of waivers (000)	$(7)

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Bill	45.50%
Bank of Montreal Tri Party	14.59%
Citigroup Tri Party	9.80%
U.S. Treasury Floating Rate Notes	7.41%
Mitsubishi UFJ Financial Group	6.53%
CIBC World Markets Tri Party	5.44%
FHLB	5.33%
Goldman Sachs Tri Party	2.18%
FFCB Funding Corp.	2.07%
FHLMC Multifamily Structured Pass-Through Certificates	0.91%

Portfolio Composition (as a % of investments)

U.S. Treasury	53%
Repurchase Agreement	39%
U.S. Government Agency	7%
Mortgage Backed	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, including Form N-MFP and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Cash Reserves Money Market Fund

Investor Class - PBHXX

Semi-Annual Shareholder Report - April 30, 2025

PBHXX-SA2025

Payden Core Bond Fund

Adviser Class - PYCWX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Core Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$39	0.78%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$829,241
# of Portfolio Holdings	340
Investment Advisory, net of waivers (000)	$922
Portfolio Turnover Rate	26%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Inflation Indexed Notes	4.58%
OBX Trust	1.68%
U.S. Treasury Bond	1.61%
Payden Emerging Market Corporate Bond Fund, SI Class	1.59%
FNCL	1.54%
Essential Utilities, Inc.	1.20%
UBS Group AG	1.09%
Verus Securitization Trust	1.10%
Payden Emerging Markets Local Bond Fund, SI Class	0.99%
U.S. Treasury Note	0.98%

Portfolio Composition (as a % of investments)

Corporate Bond	37%
Mortgage Backed	35%
Asset Backed	8%
U.S. Treasury	7%
Investment Company	4%
Others	9%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Core Bond Fund

Adviser Class - PYCWX

Semi-Annual Shareholder Report - April 30, 2025

PYCWX-SA2025

Payden Core Bond Fund

Investor Class - PYCBX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Core Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$26	0.52%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$829,241
# of Portfolio Holdings	340
Investment Advisory, net of waivers (000)	$922
Portfolio Turnover Rate	26%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Inflation Indexed Notes	4.58%
OBX Trust	1.68%
U.S. Treasury Bond	1.61%
Payden Emerging Market Corporate Bond Fund, SI Class	1.59%
FNCL	1.54%
Essential Utilities, Inc.	1.20%
UBS Group AG	1.09%
Verus Securitization Trust	1.10%
Payden Emerging Markets Local Bond Fund, SI Class	0.99%
U.S. Treasury Note	0.98%

Portfolio Composition (as a % of investments)

Corporate Bond	37%
Mortgage Backed	35%
Asset Backed	8%
U.S. Treasury	7%
Investment Company	4%
Others	9%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Core Bond Fund

Investor Class - PYCBX

Semi-Annual Shareholder Report - April 30, 2025

PYCBX-SA2025

Payden Core Bond Fund

SI Class - PYCSX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Core Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$21	0.42%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$829,241
# of Portfolio Holdings	340
Investment Advisory, net of waivers (000)	$922
Portfolio Turnover Rate	26%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Inflation Indexed Notes	4.58%
OBX Trust	1.68%
U.S. Treasury Bond	1.61%
Payden Emerging Market Corporate Bond Fund, SI Class	1.59%
FNCL	1.54%
Essential Utilities, Inc.	1.20%
UBS Group AG	1.09%
Verus Securitization Trust	1.10%
Payden Emerging Markets Local Bond Fund, SI Class	0.99%
U.S. Treasury Note	0.98%

Portfolio Composition (as a % of investments)

Corporate Bond	37%
Mortgage Backed	35%
Asset Backed	8%
U.S. Treasury	7%
Investment Company	4%
Others	9%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Core Bond Fund

SI Class - PYCSX

Semi-Annual Shareholder Report - April 30, 2025

PYCSX-SA2025

Payden Corporate Bond Fund

Adviser Class - PYAYX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Corporate Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$43	0.86%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$370,397
# of Portfolio Holdings	329
Investment Advisory, net of waivers (000)	$502
Portfolio Turnover Rate	18%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

JPMorgan Chase & Co.	2.16%
Goldman Sachs Group Inc.	2.13%
Citigroup Inc.	2.09%
Bank of America Corp.	2.03%
Payden Emerging Market Corporate Bond Fund, SI Class	1.39%
Morgan Stanley	1.21%
HSBC Holdings PLC	1.13%
Ford Motor Credit Co. LLC	0.98%
Wells Fargo & Co.	0.96%
American Express Co.	0.89%

Portfolio Composition (as a % of investments)

Corporate Bond	89%
Mortgage Backed	5%
Investment Company	3%
Asset Backed	2%
Foreign Government	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Corporate Bond Fund

Adviser Class - PYAYX

Semi-Annual Shareholder Report - April 30, 2025

PYAYX-SA2025

Payden Corporate Bond Fund

Investor Class - PYACX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Corporate Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$32	0.65%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$370,397
# of Portfolio Holdings	329
Investment Advisory, net of waivers (000)	$502
Portfolio Turnover Rate	18%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

JPMorgan Chase & Co.	2.16%
Goldman Sachs Group Inc.	2.13%
Citigroup Inc.	2.09%
Bank of America Corp.	2.03%
Payden Emerging Market Corporate Bond Fund, SI Class	1.39%
Morgan Stanley	1.21%
HSBC Holdings PLC	1.13%
Ford Motor Credit Co. LLC	0.98%
Wells Fargo & Co.	0.96%
American Express Co.	0.89%

Portfolio Composition (as a % of investments)

Corporate Bond	89%
Mortgage Backed	5%
Investment Company	3%
Asset Backed	2%
Foreign Government	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Corporate Bond Fund

Investor Class - PYACX

Semi-Annual Shareholder Report - April 30, 2025

PYACX-SA2025

Payden Corporate Bond Fund

SI Class - PYCTX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Corporate Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$27	0.55%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$370,397
# of Portfolio Holdings	329
Investment Advisory, net of waivers (000)	$502
Portfolio Turnover Rate	18%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

JPMorgan Chase & Co.	2.16%
Goldman Sachs Group Inc.	2.13%
Citigroup Inc.	2.09%
Bank of America Corp.	2.03%
Payden Emerging Market Corporate Bond Fund, SI Class	1.39%
Morgan Stanley	1.21%
HSBC Holdings PLC	1.13%
Ford Motor Credit Co. LLC	0.98%
Wells Fargo & Co.	0.96%
American Express Co.	0.89%

Portfolio Composition (as a % of investments)

Corporate Bond	89%
Mortgage Backed	5%
Investment Company	3%
Asset Backed	2%
Foreign Government	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Corporate Bond Fund

SI Class - PYCTX

Semi-Annual Shareholder Report - April 30, 2025

PYCTX-SA2025

Payden Emerging Markets Bond Fund

Adviser Class - PYEWX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Emerging Markets Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$53	1.06%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$839,562
# of Portfolio Holdings	349
Investment Advisory, net of waivers (000)	$1,563
Portfolio Turnover Rate	42%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Brazil Notas do Tesouro Nacional Serie F	4.01%
Argentine Republic Government International Bond	3.65%
Hungary Government International Bond	3.39%
Peruvian Government International Bond	3.04%
Colombia Government International Bond	2.87%
Dominican Republic International Bond	2.78%
Petroleos Mexicanos	2.70%
Oman Government International Bond	2.58%
Panama Government International Bond	2.48%
Republic of Poland Government International Bond	2.37%

Portfolio Composition (as a % of investments)

Foreign Government	80%
Corporate Bond	16%
U.S. Government Agency	2%
Investment Company	1%
U.S. Treasury	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Emerging Markets Bond Fund

Adviser Class - PYEWX

Semi-Annual Shareholder Report - April 30, 2025

PYEWX-SA2025

Payden Emerging Markets Bond Fund

Investor Class - PYEMX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Emerging Markets Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$41	0.81%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$839,562
# of Portfolio Holdings	349
Investment Advisory, net of waivers (000)	$1,563
Portfolio Turnover Rate	42%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Brazil Notas do Tesouro Nacional Serie F	4.01%
Argentine Republic Government International Bond	3.65%
Hungary Government International Bond	3.39%
Peruvian Government International Bond	3.04%
Colombia Government International Bond	2.87%
Dominican Republic International Bond	2.78%
Petroleos Mexicanos	2.70%
Oman Government International Bond	2.58%
Panama Government International Bond	2.48%
Republic of Poland Government International Bond	2.37%

Portfolio Composition (as a % of investments)

Foreign Government	80%
Corporate Bond	16%
U.S. Government Agency	2%
Investment Company	1%
U.S. Treasury	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Emerging Markets Bond Fund

Investor Class - PYEMX

Semi-Annual Shareholder Report - April 30, 2025

PYEMX-SA2025

Payden Emerging Markets Bond Fund

SI Class - PYEIX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Emerging Markets Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$35	0.69%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$839,562
# of Portfolio Holdings	349
Investment Advisory, net of waivers (000)	$1,563
Portfolio Turnover Rate	42%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Brazil Notas do Tesouro Nacional Serie F	4.01%
Argentine Republic Government International Bond	3.65%
Hungary Government International Bond	3.39%
Peruvian Government International Bond	3.04%
Colombia Government International Bond	2.87%
Dominican Republic International Bond	2.78%
Petroleos Mexicanos	2.70%
Oman Government International Bond	2.58%
Panama Government International Bond	2.48%
Republic of Poland Government International Bond	2.37%

Portfolio Composition (as a % of investments)

Foreign Government	80%
Corporate Bond	16%
U.S. Government Agency	2%
Investment Company	1%
U.S. Treasury	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Emerging Markets Bond Fund

SI Class - PYEIX

Semi-Annual Shareholder Report - April 30, 2025

PYEIX-SA2025

Payden Emerging Markets Corporate Bond Fund

Investor Class - PYCEX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Emerging Markets Corporate Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$48	0.95%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$78,424
# of Portfolio Holdings	277
Investment Advisory, net of waivers (000)	$153
Portfolio Turnover Rate	53%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Bill	2.59%
Banco de Credito del Peru S.A.	1.56%
Orbia Advance Corp. SAB de CV	1.54%
First Quantum Minerals Ltd.	1.49%
Braskem Netherlands Finance BV	1.49%
Melco Resorts Finance Ltd.	1.32%
Sasol Financing USA LLC	1.23%
Intercorp Peru Ltd.	1.22%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL	1.18%
Shriram Finance Ltd.	1.11%

Portfolio Composition (as a % of investments)

Corporate Bond	87%
Investment Company	7%
U.S. Treasury	3%
Asset Backed	2%
Foreign Government	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Emerging Markets Corporate Bond Fund

Investor Class - PYCEX

Semi-Annual Shareholder Report - April 30, 2025

PYCEX-SA2025

Payden Emerging Markets Corporate Bond Fund

SI Class - PYCIX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Emerging Markets Corporate Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$43	0.85%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$78,424
# of Portfolio Holdings	277
Investment Advisory, net of waivers (000)	$153
Portfolio Turnover Rate	53%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Bill	2.59%
Banco de Credito del Peru S.A.	1.56%
Orbia Advance Corp. SAB de CV	1.54%
First Quantum Minerals Ltd.	1.49%
Braskem Netherlands Finance BV	1.49%
Melco Resorts Finance Ltd.	1.32%
Sasol Financing USA LLC	1.23%
Intercorp Peru Ltd.	1.22%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL	1.18%
Shriram Finance Ltd.	1.11%

Portfolio Composition (as a % of investments)

Corporate Bond	87%
Investment Company	7%
U.S. Treasury	3%
Asset Backed	2%
Foreign Government	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Emerging Markets Corporate Bond Fund

SI Class - PYCIX

Semi-Annual Shareholder Report - April 30, 2025

PYCIX-SA2025

Payden Emerging Markets Local Bond Fund

Investor Class - PYELX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Emerging Markets Local Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$50	0.99%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$84,168
# of Portfolio Holdings	168
Investment Advisory, net of waivers (000)	$90
Portfolio Turnover Rate	34%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Brazil Notas do Tesouro Nacional Serie F	9.39%
Indonesia Treasury Bond	8.03%
China Government Bond	7.57%
Malaysia Government Bond	6.60%
Mexican Bonos	6.09%
Thailand Government Bond	5.71%
Republic of South Africa Government Bond	5.58%
Republic of Poland Government Bond	5.28%
Czech Republic Government Bond	3.88%
Inter-American Development Bank	3.54%

Portfolio Composition (as a % of investments)

Foreign Government	84%
Corporate Bond	11%
Investment Company	5%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Emerging Markets Local Bond Fund

Investor Class - PYELX

Semi-Annual Shareholder Report - April 30, 2025

PYELX-SA2025

Payden Emerging Markets Local Bond Fund

SI Class - PYILX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Emerging Markets Local Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$38	0.75%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$84,168
# of Portfolio Holdings	168
Investment Advisory, net of waivers (000)	$90
Portfolio Turnover Rate	34%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Brazil Notas do Tesouro Nacional Serie F	9.39%
Indonesia Treasury Bond	8.03%
China Government Bond	7.57%
Malaysia Government Bond	6.60%
Mexican Bonos	6.09%
Thailand Government Bond	5.71%
Republic of South Africa Government Bond	5.58%
Republic of Poland Government Bond	5.28%
Czech Republic Government Bond	3.88%
Inter-American Development Bank	3.54%

Portfolio Composition (as a % of investments)

Foreign Government	84%
Corporate Bond	11%
Investment Company	5%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Emerging Markets Local Bond Fund

SI Class - PYILX

Semi-Annual Shareholder Report - April 30, 2025

PYILX-SA2025

Payden Equity Income Fund

Adviser Class - PYVAX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$49	1.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$963,843
# of Portfolio Holdings	83
Investment Advisory, net of waivers (000)	$2,183
Portfolio Turnover Rate	57%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

JPMorgan Chase & Co.	3.67%
Duke Energy Corp.	2.93%
Walmart Inc.	2.30%
General Electric Co.	2.26%
McKesson Corp.	2.10%
T-Mobile U.S. Inc.	2.08%
Wells Fargo & Co.	2.06%
Morgan Stanley	1.99%
Procter & Gamble Co.	1.98%
Bank of America Corp.	1.87%

Portfolio Composition (as a % of investments)

Common Stock	85%
Investment Company	8%
Real Estate Investment Trust	4%
Master Limited Partnership	3%
Corporate Bond	0%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Equity Income Fund

Adviser Class - PYVAX

Semi-Annual Shareholder Report - April 30, 2025

PYVAX-SA2025

Payden Equity Income Fund

Investor Class - PYVLX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$37	0.75%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$963,843
# of Portfolio Holdings	83
Investment Advisory, net of waivers (000)	$2,183
Portfolio Turnover Rate	57%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

JPMorgan Chase & Co.	3.67%
Duke Energy Corp.	2.93%
Walmart Inc.	2.30%
General Electric Co.	2.26%
McKesson Corp.	2.10%
T-Mobile U.S. Inc.	2.08%
Wells Fargo & Co.	2.06%
Morgan Stanley	1.99%
Procter & Gamble Co.	1.98%
Bank of America Corp.	1.87%

Portfolio Composition (as a % of investments)

Common Stock	85%
Investment Company	8%
Real Estate Investment Trust	4%
Master Limited Partnership	3%
Corporate Bond	0%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Equity Income Fund

Investor Class - PYVLX

Semi-Annual Shareholder Report - April 30, 2025

PYVLX-SA2025

Payden Equity Income Fund

SI Class - PYVSX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Equity Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$32	0.65%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$963,843
# of Portfolio Holdings	83
Investment Advisory, net of waivers (000)	$2,183
Portfolio Turnover Rate	57%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

JPMorgan Chase & Co.	3.67%
Duke Energy Corp.	2.93%
Walmart Inc.	2.30%
General Electric Co.	2.26%
McKesson Corp.	2.10%
T-Mobile U.S. Inc.	2.08%
Wells Fargo & Co.	2.06%
Morgan Stanley	1.99%
Procter & Gamble Co.	1.98%
Bank of America Corp.	1.87%

Portfolio Composition (as a % of investments)

Common Stock	85%
Investment Company	8%
Real Estate Investment Trust	4%
Master Limited Partnership	3%
Corporate Bond	0%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Equity Income Fund

SI Class - PYVSX

Semi-Annual Shareholder Report - April 30, 2025

PYVSX-SA2025

Payden Floating Rate Fund

Adviser Class - PYBLX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Floating Rate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$47	0.95%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$124,504
# of Portfolio Holdings	156
Investment Advisory, net of waivers (000)	$140
Portfolio Turnover Rate	63%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

PetsMart LLC	1.45%
Novitex Acquisition LLC (Fka Arsloane Acquisition LLC)	1.19%
Albion Financing 3 SARL	1.17%
Quikrete Holdings Inc.	1.16%
Flynn Restaurant Group LP	1.16%
Sandisk Corp.	1.16%
Asurion LLC	1.06%
Frontier Communications Holdings LLC	1.05%
AthenaHealth Group Inc.	1.04%
Fertitta Entertainment LLC	1.03%

Portfolio Composition (as a % of investments)

Bank Loan	84%
Corporate Bond	7%
Investment Company	6%
Asset Backed	3%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Floating Rate Fund

Adviser Class - PYBLX

Semi-Annual Shareholder Report - April 30, 2025

PYBLX-SA2025

Payden Floating Rate Fund

Investor Class - PYFRX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Floating Rate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$35	0.70%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$124,504
# of Portfolio Holdings	156
Investment Advisory, net of waivers (000)	$140
Portfolio Turnover Rate	63%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

PetsMart LLC	1.45%
Novitex Acquisition LLC (Fka Arsloane Acquisition LLC)	1.19%
Albion Financing 3 SARL	1.17%
Quikrete Holdings Inc.	1.16%
Flynn Restaurant Group LP	1.16%
Sandisk Corp.	1.16%
Asurion LLC	1.06%
Frontier Communications Holdings LLC	1.05%
AthenaHealth Group Inc.	1.04%
Fertitta Entertainment LLC	1.03%

Portfolio Composition (as a % of investments)

Bank Loan	84%
Corporate Bond	7%
Investment Company	6%
Asset Backed	3%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Floating Rate Fund

Investor Class - PYFRX

Semi-Annual Shareholder Report - April 30, 2025

PYFRX-SA2025

Payden Floating Rate Fund

SI Class - PYFIX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Floating Rate Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$30	0.60%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$124,504
# of Portfolio Holdings	156
Investment Advisory, net of waivers (000)	$140
Portfolio Turnover Rate	63%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

PetsMart LLC	1.45%
Novitex Acquisition LLC (Fka Arsloane Acquisition LLC)	1.19%
Albion Financing 3 SARL	1.17%
Quikrete Holdings Inc.	1.16%
Flynn Restaurant Group LP	1.16%
Sandisk Corp.	1.16%
Asurion LLC	1.06%
Frontier Communications Holdings LLC	1.05%
AthenaHealth Group Inc.	1.04%
Fertitta Entertainment LLC	1.03%

Portfolio Composition (as a % of investments)

Bank Loan	84%
Corporate Bond	7%
Investment Company	6%
Asset Backed	3%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Floating Rate Fund

SI Class - PYFIX

Semi-Annual Shareholder Report - April 30, 2025

PYFIX-SA2025

Payden Global Fixed Income Fund

Investor Class - PYGFX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Global Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$34	0.68%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$147,657
# of Portfolio Holdings	379
Investment Advisory, net of waivers (000)	$148
Portfolio Turnover Rate	25%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Japan Government Thirty Year Bond	2.65%
Japan Treasury Discount Bill	2.37%
Italy Buoni Poliennali Del Tesoro	2.17%
French Republic Government Bond OAT	2.06%
FNCL	1.99%
OBX Trust	1.77%
Indonesia Treasury Bond	1.61%
Payden Emerging Markets Local Bond Fund, SI Class	1.56%
United Kingdom Gilt	1.49%
Canadian Government Bond	1.48%

Portfolio Composition (as a % of investments)

Corporate Bond	35%
Foreign Government	23%
Mortgage Backed	23%
Asset Backed	9%
Investment Company	5%
Others	5%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Global Fixed Income Fund

Investor Class - PYGFX

Semi-Annual Shareholder Report - April 30, 2025

PYGFX-SA2025

Payden Global Fixed Income Fund

SI Class - PYGIX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Global Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$28	0.55%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$147,657
# of Portfolio Holdings	379
Investment Advisory, net of waivers (000)	$148
Portfolio Turnover Rate	25%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Japan Government Thirty Year Bond	2.65%
Japan Treasury Discount Bill	2.37%
Italy Buoni Poliennali Del Tesoro	2.17%
French Republic Government Bond OAT	2.06%
FNCL	1.99%
OBX Trust	1.77%
Indonesia Treasury Bond	1.61%
Payden Emerging Markets Local Bond Fund, SI Class	1.56%
United Kingdom Gilt	1.49%
Canadian Government Bond	1.48%

Portfolio Composition (as a % of investments)

Corporate Bond	35%
Foreign Government	23%
Mortgage Backed	23%
Asset Backed	9%
Investment Company	5%
Others	5%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Global Fixed Income Fund

SI Class - PYGIX

Semi-Annual Shareholder Report - April 30, 2025

PYGIX-SA2025

Payden Global Low Duration Fund

Investor Class - PYGSX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Global Low Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$27	0.53%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$41,139
# of Portfolio Holdings	207
Investment Advisory, net of waivers (000)	$(33)
Portfolio Turnover Rate	31%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	14.77%
BX Trust	2.34%
Canadian Imperial Bank of Commerce	2.18%
Export Development Canada	1.73%
Caisse d'Amortissement de la Dette Sociale	1.63%
Fannie Mae Connecticut Avenue Securities	1.62%
Connecticut Avenue Securities Trust	1.54%
BPCE SA	1.51%
OBX Trust	1.44%
Asian Development Bank	1.39%

Portfolio Composition (as a % of investments)

Corporate Bond	38%
U.S. Treasury	15%
Asset Backed	14%
Foreign Government	13%
Mortgage Backed	13%
Others	7%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Global Low Duration Fund

Investor Class - PYGSX

Semi-Annual Shareholder Report - April 30, 2025

PYGSX-SA2025

Payden GNMA Fund

Investor Class - PYGNX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden GNMA Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$23	0.45%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$94,758
# of Portfolio Holdings	150
Investment Advisory, net of waivers (000)	$28
Portfolio Turnover Rate	8%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

G2SF	18.52%
FHLMC Multifamily Structured Pass-Through Certificates	3.95%
G2 MA9726 30YR	1.90%
G2 MA7767 30YR	1.89%
G2 MA7881 30YR	1.74%
G2 MA7589 30YR	1.72%
FR SD8199 30YR	1.61%
G2 MA7648 30YR	1.61%
G2 MA7533 30YR	1.60%
G2 MA7987 30YR	1.56%

Portfolio Composition (as a % of investments)

Mortgage Backed	99%
Investment Company	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden GNMA Fund

Investor Class - PYGNX

Semi-Annual Shareholder Report - April 30, 2025

PYGNX-SA2025

Payden High Income Fund

Adviser Class - PYRLX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$46	0.93%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$890,923
# of Portfolio Holdings	385
Investment Advisory, net of waivers (000)	$1,090
Portfolio Turnover Rate	38%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

CCO Holdings LLC/CCO Holdings Capital Corp.	1.84%
Freedom Mortgage Holdings LLC	0.98%
TransDigm Inc.	0.86%
Cleveland-Cliffs Inc.	0.83%
Jefferson Capital Holdings LLC	0.80%
Iron Mountain Inc.	0.78%
Organon & Co./Organon Foreign Debt Co.-Issuer BV	0.74%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	0.72%
CHS/Community Health Systems Inc.	0.67%
Tenet Healthcare Corp.	0.65%

Portfolio Composition (as a % of investments)

Corporate Bond	82%
Investment Company	11%
Bank Loan	5%
Asset Backed	1%
Mortgage Backed	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden High Income Fund

Adviser Class - PYRLX

Semi-Annual Shareholder Report - April 30, 2025

PYRLX-SA2025

Payden High Income Fund

Investor Class - PYHRX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$34	0.69%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$890,923
# of Portfolio Holdings	385
Investment Advisory, net of waivers (000)	$1,090
Portfolio Turnover Rate	38%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

CCO Holdings LLC/CCO Holdings Capital Corp.	1.84%
Freedom Mortgage Holdings LLC	0.98%
TransDigm Inc.	0.86%
Cleveland-Cliffs Inc.	0.83%
Jefferson Capital Holdings LLC	0.80%
Iron Mountain Inc.	0.78%
Organon & Co./Organon Foreign Debt Co.-Issuer BV	0.74%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	0.72%
CHS/Community Health Systems Inc.	0.67%
Tenet Healthcare Corp.	0.65%

Portfolio Composition (as a % of investments)

Corporate Bond	82%
Investment Company	11%
Bank Loan	5%
Asset Backed	1%
Mortgage Backed	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden High Income Fund

Investor Class - PYHRX

Semi-Annual Shareholder Report - April 30, 2025

PYHRX-SA2025

Payden High Income Fund

SI Class - PYCHX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden High Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$27	0.55%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$890,923
# of Portfolio Holdings	385
Investment Advisory, net of waivers (000)	$1,090
Portfolio Turnover Rate	38%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

CCO Holdings LLC/CCO Holdings Capital Corp.	1.84%
Freedom Mortgage Holdings LLC	0.98%
TransDigm Inc.	0.86%
Cleveland-Cliffs Inc.	0.83%
Jefferson Capital Holdings LLC	0.80%
Iron Mountain Inc.	0.78%
Organon & Co./Organon Foreign Debt Co.-Issuer BV	0.74%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	0.72%
CHS/Community Health Systems Inc.	0.67%
Tenet Healthcare Corp.	0.65%

Portfolio Composition (as a % of investments)

Corporate Bond	82%
Investment Company	11%
Bank Loan	5%
Asset Backed	1%
Mortgage Backed	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden High Income Fund

SI Class - PYCHX

Semi-Annual Shareholder Report - April 30, 2025

PYCHX-SA2025

Payden Limited Maturity Fund

Adviser Class - PYLBX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Limited Maturity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$28	0.55%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$2,010,140
# of Portfolio Holdings	449
Investment Advisory, net of waivers (000)	$191
Portfolio Turnover Rate	30%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Bill	18.51%
Freddie Mac STACR REMIC Trust	2.30%
Connecticut Avenue Securities Trust	1.95%
OBX Trust	1.80%
Westlake Automobile Receivables Trust	1.55%
American Express Co.	1.36%
Payden Floating Rate Fund, SI Class	1.28%
Enterprise Fleet Financing LLC	1.20%
BX Commercial Mortgage Trust	1.13%
Hyundai Auto Lease Securitization Trust	1.10%

Portfolio Composition (as a % of investments)

Corporate Bond	36%
Asset Backed	30%
U.S. Treasury	19%
Mortgage Backed	14%
Investment Company	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Limited Maturity Fund

Adviser Class - PYLBX

Semi-Annual Shareholder Report - April 30, 2025

PYLBX-SA2025

Payden Limited Maturity Fund

Investor Class - PYLMX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Limited Maturity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$15	0.30%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$2,010,140
# of Portfolio Holdings	449
Investment Advisory, net of waivers (000)	$191
Portfolio Turnover Rate	30%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Bill	18.51%
Freddie Mac STACR REMIC Trust	2.30%
Connecticut Avenue Securities Trust	1.95%
OBX Trust	1.80%
Westlake Automobile Receivables Trust	1.55%
American Express Co.	1.36%
Payden Floating Rate Fund, SI Class	1.28%
Enterprise Fleet Financing LLC	1.20%
BX Commercial Mortgage Trust	1.13%
Hyundai Auto Lease Securitization Trust	1.10%

Portfolio Composition (as a % of investments)

Corporate Bond	36%
Asset Backed	30%
U.S. Treasury	19%
Mortgage Backed	14%
Investment Company	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Limited Maturity Fund

Investor Class - PYLMX

Semi-Annual Shareholder Report - April 30, 2025

PYLMX-SA2025

Payden Limited Maturity Fund

SI Class - PYLSX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Limited Maturity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$13	0.25%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$2,010,140
# of Portfolio Holdings	449
Investment Advisory, net of waivers (000)	$191
Portfolio Turnover Rate	30%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Bill	18.51%
Freddie Mac STACR REMIC Trust	2.30%
Connecticut Avenue Securities Trust	1.95%
OBX Trust	1.80%
Westlake Automobile Receivables Trust	1.55%
American Express Co.	1.36%
Payden Floating Rate Fund, SI Class	1.28%
Enterprise Fleet Financing LLC	1.20%
BX Commercial Mortgage Trust	1.13%
Hyundai Auto Lease Securitization Trust	1.10%

Portfolio Composition (as a % of investments)

Corporate Bond	36%
Asset Backed	30%
U.S. Treasury	19%
Mortgage Backed	14%
Investment Company	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Limited Maturity Fund

SI Class - PYLSX

Semi-Annual Shareholder Report - April 30, 2025

PYLSX-SA2025

Payden Low Duration Fund

Adviser Class - PYLWX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Low Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$-	-%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$937,130
# of Portfolio Holdings	250
Investment Advisory, net of waivers (000)	$618
Portfolio Turnover Rate	31%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	33.27%
Carvana Auto Receivables Trust	2.14%
Connecticut Avenue Securities Trust	2.01%
Essential Utilities, Inc.	1.83%
Freddie Mac STACR REMIC Trust	1.58%
OBX Trust	1.50%
Santander Drive Auto Receivables Trust	1.49%
Fannie Mae Connecticut Avenue Securities	1.38%
American Express Co.	1.20%
CarMax Auto Owner Trust	1.13%

Portfolio Composition (as a % of investments)

U.S. Treasury	34%
Corporate Bond	29%
Asset Backed	19%
Mortgage Backed	14%
Commercial Paper	2%
Others	2%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Low Duration Fund

Adviser Class - PYLWX

Semi-Annual Shareholder Report - April 30, 2025

PYLWX-SA2025

Payden Low Duration Fund

Investor Class - PYSBX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Low Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$22	0.43%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$937,130
# of Portfolio Holdings	250
Investment Advisory, net of waivers (000)	$618
Portfolio Turnover Rate	31%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	33.27%
Carvana Auto Receivables Trust	2.14%
Connecticut Avenue Securities Trust	2.01%
Essential Utilities, Inc.	1.83%
Freddie Mac STACR REMIC Trust	1.58%
OBX Trust	1.50%
Santander Drive Auto Receivables Trust	1.49%
Fannie Mae Connecticut Avenue Securities	1.38%
American Express Co.	1.20%
CarMax Auto Owner Trust	1.13%

Portfolio Composition (as a % of investments)

U.S. Treasury	34%
Corporate Bond	29%
Asset Backed	19%
Mortgage Backed	14%
Commercial Paper	2%
Others	2%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Low Duration Fund

Investor Class - PYSBX

Semi-Annual Shareholder Report - April 30, 2025

PYSBX-SA2025

Payden Low Duration Fund

SI Class - PYLDX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Low Duration Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$19	0.38%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$937,130
# of Portfolio Holdings	250
Investment Advisory, net of waivers (000)	$618
Portfolio Turnover Rate	31%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	33.27%
Carvana Auto Receivables Trust	2.14%
Connecticut Avenue Securities Trust	2.01%
Essential Utilities, Inc.	1.83%
Freddie Mac STACR REMIC Trust	1.58%
OBX Trust	1.50%
Santander Drive Auto Receivables Trust	1.49%
Fannie Mae Connecticut Avenue Securities	1.38%
American Express Co.	1.20%
CarMax Auto Owner Trust	1.13%

Portfolio Composition (as a % of investments)

U.S. Treasury	34%
Corporate Bond	29%
Asset Backed	19%
Mortgage Backed	14%
Commercial Paper	2%
Others	2%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Low Duration Fund

SI Class - PYLDX

Semi-Annual Shareholder Report - April 30, 2025

PYLDX-SA2025

Payden Strategic Income Fund

Adviser Class - PYSLX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$6	0.11%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$154,490
# of Portfolio Holdings	293
Investment Advisory, net of waivers (000)	$172
Portfolio Turnover Rate	21%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Inflation Indexed Notes	5.01%
U.S. Treasury Note	4.05%
OBX Trust	1.85%
BX Commercial Mortgage Trust	1.50%
Fannie Mae Connecticut Avenue Securities	1.23%
Payden Emerging Markets Local Bond Fund, SI Class	1.19%
UBS Group AG	1.18%
FN MA4761 30YR	1.12%
FN MA5040 30YR	1.00%
Verus Securitization Trust	0.91%

Portfolio Composition (as a % of investments)

Corporate Bond	38%
Mortgage Backed	24%
Asset Backed	12%
U.S. Treasury	10%
Investment Company	6%
Others	10%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Strategic Income Fund

Adviser Class - PYSLX

Semi-Annual Shareholder Report - April 30, 2025

PYSLX-SA2025

Payden Strategic Income Fund

Investor Class - PYSGX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$33	0.65%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$154,490
# of Portfolio Holdings	293
Investment Advisory, net of waivers (000)	$172
Portfolio Turnover Rate	21%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Inflation Indexed Notes	5.01%
U.S. Treasury Note	4.05%
OBX Trust	1.85%
BX Commercial Mortgage Trust	1.50%
Fannie Mae Connecticut Avenue Securities	1.23%
Payden Emerging Markets Local Bond Fund, SI Class	1.19%
UBS Group AG	1.18%
FN MA4761 30YR	1.12%
FN MA5040 30YR	1.00%
Verus Securitization Trust	0.91%

Portfolio Composition (as a % of investments)

Corporate Bond	38%
Mortgage Backed	24%
Asset Backed	12%
U.S. Treasury	10%
Investment Company	6%
Others	10%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Strategic Income Fund

Investor Class - PYSGX

Semi-Annual Shareholder Report - April 30, 2025

PYSGX-SA2025

Payden Strategic Income Fund

SI Class - PYSIX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Strategic Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$28	0.55%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$154,490
# of Portfolio Holdings	293
Investment Advisory, net of waivers (000)	$172
Portfolio Turnover Rate	21%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Inflation Indexed Notes	5.01%
U.S. Treasury Note	4.05%
OBX Trust	1.85%
BX Commercial Mortgage Trust	1.50%
Fannie Mae Connecticut Avenue Securities	1.23%
Payden Emerging Markets Local Bond Fund, SI Class	1.19%
UBS Group AG	1.18%
FN MA4761 30YR	1.12%
FN MA5040 30YR	1.00%
Verus Securitization Trust	0.91%

Portfolio Composition (as a % of investments)

Corporate Bond	38%
Mortgage Backed	24%
Asset Backed	12%
U.S. Treasury	10%
Investment Company	6%
Others	10%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Strategic Income Fund

SI Class - PYSIX

Semi-Annual Shareholder Report - April 30, 2025

PYSIX-SA2025

Payden U.S. Government Fund

Investor Class - PYUSX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden U.S. Government Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$22	0.43%

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$68,178
# of Portfolio Holdings	58
Investment Advisory, net of waivers (000)	$14
Portfolio Turnover Rate	28%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	54.37%
FRESB Mortgage Trust	5.51%
FHLMC Multifamily Structured Pass-Through Certificates	4.76%
FN MA4869 30YR	2.27%
Fannie Mae-Aces	2.26%
FR SD8452 30YR	2.10%
FR SB8206 15YR	2.03%
FN BM7166 ARM	1.80%
FR SD8461 30YR	1.61%
FN FS2395 15YR	1.48%

Portfolio Composition (as a % of investments)

U.S. Treasury	55%
Mortgage Backed	43%
Investment Company	1%
Asset Backed	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden U.S. Government Fund

Investor Class - PYUSX

Semi-Annual Shareholder Report - April 30, 2025

PYUSX-SA2025

Payden Securitized Income Fund

Investor Class - PYSFX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Securitized Income Fund (the "Fund") for the period of March 5, 2025 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 InvestmentFootnote Reference†	Annualized Cost as a % of Investment
Investor Class	$10	0.65%
Footnote	Description
Footnote†	Amount shown reflects the expenses of the Class from inception date, March 5, 2025 to April 30, 2025. Expenses would be higher if the Class had been in operation for the six month period.

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$61,539
# of Portfolio Holdings	165
Investment Advisory, net of waivers (000)	$(33)
Portfolio Turnover Rate	11%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	5.52%
BX Commercial Mortgage Trust	5.00%
OBX Trust	4.49%
Freddie Mac STACR REMIC Trust	4.47%
Carvana Auto Receivables Trust	2.38%
Octagon Investment Partners Ltd.	2.36%
Arbor Realty Commercial Real Estate Notes Ltd.	2.09%
Santander Drive Auto Receivables Trust	2.07%
BXMT Ltd.	2.00%
BRAVO Residential Funding Trust	1.85%

Portfolio Composition (as a % of investments)

Mortgage Backed	55%
Asset Backed	41%
Investment Company	4%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Securitized Income Fund

Investor Class - PYSFX

Semi-Annual Shareholder Report - April 30, 2025

PYSFX-SA2025

Payden Securitized Income Fund

SI Class - PYSCX

Semi-Annual Shareholder Report - April 30, 2025

This Semi-Annual shareholder report contains important information about Payden Securitized Income Fund (the "Fund") for the period of March 5, 2025 to April 30, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last six months?

Class Name	Cost Per $10,000 InvestmentFootnote Reference†	Annualized Cost as a % of Investment
SI Class	$9	0.55%
Footnote	Description
Footnote†	Amount shown reflects the expenses of the Class from inception date, March 5, 2025 to April 30, 2025. Expenses would be higher if the Class had been in operation for the six month period.

What are some fund statistics?

Fund Statistics

Total Net Assets (000)	$61,539
# of Portfolio Holdings	165
Investment Advisory, net of waivers (000)	$(33)
Portfolio Turnover Rate	11%

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	5.52%
BX Commercial Mortgage Trust	5.00%
OBX Trust	4.49%
Freddie Mac STACR REMIC Trust	4.47%
Carvana Auto Receivables Trust	2.38%
Octagon Investment Partners Ltd.	2.36%
Arbor Realty Commercial Real Estate Notes Ltd.	2.09%
Santander Drive Auto Receivables Trust	2.07%
BXMT Ltd.	2.00%
BRAVO Residential Funding Trust	1.85%

Portfolio Composition (as a % of investments)

Mortgage Backed	55%
Asset Backed	41%
Investment Company	4%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Securitized Income Fund

SI Class - PYSCX

Semi-Annual Shareholder Report - April 30, 2025

PYSCX-SA2025

(b)	Not applicable.

-OR-

A copy of each notice that is the subject of disclosure required by this Item is attached herewith.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The semi-annual financial statements are attached herewith.

Semi-Annual Financial Statements

and Other Information

April 30, 2025

Contents

4	Portfolio Highlights & Investments

120	TOCEntry

120	Statements of Assets and Liabilities

125	Statements of Operations

129	Statements of Changes in Net Assets

137	Notes to Financial Statements

157	Financial Highlights

Portfolio Highlights & Investments

April 30, 2025 (Unaudited)

Abbreviations

AGM - Assured Guaranty Municipal Corporation	FR - Freddie Mac Pool
AMT - Alternative Minimum Tax	G2 - Ginnie Mae II pool
ARM - Adjustable Rate Mortgage	G2SF - Ginnie Mae
AUD - Australian Dollar	GBP - British Pound
BAM - Build America Mutual	GN - Ginnie Mae I pool
BRL - Brazilian Real	GNR - Ginnie Mae REMICS
CAD - Canadian Dollar	HUF - Hungarian Forint
CHF - Swiss Franc	IDR - Indonesian Rupiah
CLO - Collateralized Loan Obligation	INR - Indian Rupee
CMBS - Commercial Mortgage-Backed Security	JPY - Japanese Yen
CLP - Chilean Peso	LIBOR - London Interbank Offered Rate
CNY - China Renminbi	MXN - Mexican Peso
COP - Colombian Peso	MYR - Malaysian Ringgit
CZK - Czech Koruna	PEN - Peruvian Sol
DKK - Danish Krone	PHP - Philippine Peso
DOP - Dominican Peso	PLN - Polish Zloty
EGP - Egyptian Pound	REMIC - Real Estate Mortgage Investment Conduit
EUR - Euro	RON - New Romanian Leu
EURIBOR - Euro Interbank Offered Rate	SEK - Swedish Krona
FFCB - Federal Farm Credit Banks Funding Corporation	SGD - Singapore Dollar
FG - Freddie Mac Gold Pool	STACR - Structured Agency Credit Risk
FH - Freddie Mac Non Gold Pool	TBA - To-Be-Announced
FHLB - Federal Home Loan Banks	THB - Thai Baht
FHLMC - Federal Home Loan Mortgage Company (Freddie Mac)	TRY - Turkish Lira
FHR - Freddie Mac REMICS	USD - US Dollar
FN - Fannie Mae Pool	UYU - Uruguayan Peso
FNCL - Fannie Mae or Freddie Mac	ZAR - South African Rand
FNR - Fannie Mae REMICS

4  Payden Mutual Funds

Payden Cash Reserves Money Market Fund

Schedule of Investments - April 30, 2025 (Unaudited)
Principal or Shares	Security Description	Value (000)

U.S. Government Agency (8%)
4,500,000	FFCB Funding Corp., (U.S. Secured Overnight Financing Rate + 0.115%), 4.48%, 10/29/25 (a)	$4,501
5,000,000	FFCB Funding Corp., (U.S. Secured Overnight Financing Rate + 0.100%), 4.46%, 6/24/26 (a)	5,000
4,500,000	FHLB, (U.S. Secured Overnight Financing Rate + 0.160%), 4.52%, 7/10/25 (a)	4,501
8,000,000	FHLB, 4.05%, 1/02/26	7,992
3,500,000	FHLB, 4.35%, 3/02/26	3,500
4,500,000	FHLB 0001, (U.S. Secured Overnight Financing Rate + 0.170%), 4.53%, 8/20/26 (a)	4,500
4,000,000	FHLB, (U.S. Secured Overnight Financing Rate + 0.180%), 4.54%, 9/18/26 (a)	4,000

Total U.S. Government Agency (Cost - $33,994)		33,994

Mortgage Backed (1%)
1,108,910	Fannie Mae-Aces 2015-M9, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.414%), 4.75%, 6/25/25 (a)	1,109
1,246,560	FHLMC Multifamily Structured Pass-Through Certificates K048, 3.28%, 6/25/25 (b)	1,245
2,904,860	FHLMC Multifamily Structured Pass-Through Certificates KF68, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.604%), 4.94%, 7/25/26 (a)	2,907

Total Mortgage Backed (Cost - $5,261)		5,261

U.S. Treasury (57%)
30,000,000	U.S. Treasury Bill, 4.25%, 5/01/25 (c)	30,000
50,000,000	U.S. Treasury Bill, 4.26%, 5/08/25 (c)	49,959
25,000,000	U.S. Treasury Bill, 4.24%, 6/20/25 (c)	24,854
30,000,000	U.S. Treasury Bill, 1.33%, 6/24/25 (c)	29,810
35,000,000	U.S. Treasury Bill, 4.25%, 7/03/25 (c)	34,743
40,000,000	U.S. Treasury Bill, 4.26%, 7/24/25 (c)	39,607
14,000,000	U.S. Treasury Floating Rate Notes, (3 mo. U.S. Treasury Bill Yield + 0.125%), 4.37%, 7/31/25 (a)	13,998
20,000,000	U.S. Treasury Floating Rate Notes, (3 mo. U.S. Treasury Bill Yield + 0.170%), 4.42%, 10/31/25 (a)	20,000

Total U.S. Treasury (Cost - $242,971)		242,971

Repurchase Agreement (41%)
67,000,000	Bank of Montreal Tri Party, 4.30%, 5/01/25 (d)	67,000
25,000,000	CIBC World Markets Tri Party, 4.28%, 5/07/25 (e)	25,000
45,000,000	Citigroup Tri Party, 4.29%, 5/01/25 (f)	45,000
10,000,000	Goldman Sachs Tri Party, 4.28%, 5/06/25 (g)	10,000
30,000,000	Mitsubishi UFJ Financial Group, 4.30%, 5/05/25 (h)	30,000

Total Repurchase Agreement (Cost - $177,000)		177,000

Total Investments (Cost - $459,226) (107%)		459,226
Liabilities in excess of Other Assets (-7%)		(29,746)

Net Assets (100%)		$429,480

(a)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025.
(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Yield to maturity at time of purchase.

(d)	The repurchase agreement dated 5/1/2025 01/31/20 is collateralized by the following securities:

Bank of Montreal Tri Party

70,568,700	U.S. Treasury Securities, maturity from Oct 25-Jan 35, yielding from 0.13%-2.88%	$68,340

68,340

(e)	The repurchase agreement dated 5/7/2025 is collateralized by the following securities:

CIBC World Markets Tri Party

23,141,400	U.S. Treasury Securities, maturity from Dec 25-Nov 52, yielding from 0.13%-4.50%	$25,500

		25,500

(f) The repurchase agreement dated 5/1/2025 is collateralized by the following securities:
CitigroupTri Party

46,519,600	U.S. Treasury Securities, maturity from Feb 27-Feb 27, yielding from 1.88%-4.13%	$45,900

		45,900

(g) The repurchase agreement dated 5/6/2025 is collateralized by the following securities:
Goldman Sachs Tri Party

7,692,058	FMAC, maturity from May 34-Mar 55, yielding from 3.00%-6.00%	$2,239
10,804,326	FNMA, maturity from Oct 42-Mar 55, yielding from 2.00%-6.00%	3,424
36,341,927	GNMA, maturity dated Oct 49, yielding 3.50%	4,537

		10,200

(h) The repurchase agreement dated 5/5/2025 is collateralized by the following securities:
Mitsubishi UFJ Financial Group

6,306,198	FMAC, maturity from Feb 48-Mar 55, yielding from 2.00%-7.00%	$5,806
35,620,982	FNMA, maturity from Jan 37-Jan 55, yielding from 2.00%-6.00%	10,241
7,171,783	GNMA, maturity from Apr 46-Oct 65, yielding from 3.00%-6.50%	6,238
7,985,500	U.S. Treasury Securities, maturity from Jul 25- Feb 45, yielding from 0.13%-4.38%	8,315

		30,600

Semi-Annual   5

Payden Cash Reserves Money Market Fund continued

Offsetting Assets and Liabilities

The Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

Value
Repurchase Agreements	(000’s)

Total gross amount of repurchase agreements presented on the Statements of Assets and Liabilities	$177,000
Non-cash Collateral	(177,000)

Net Amount	$—

See notes to financial statements.

6  Payden Mutual Funds

   Payden Limited Maturity Fund

Schedule of Investments - April 30, 2025 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (30%)
2,817,536	Ally Auto Receivables Trust 2024-2, 4.46%, 7/15/27	$2,816
2,075,091	Ally Bank Auto Credit-Linked Notes 2024-A 144A, 5.68%, 5/17/32 (a)	2,108
48,440	American Credit Acceptance Receivables Trust 2024-1 144A, 5.61%, 1/12/27 (a)	48
1,843,898	American Credit Acceptance Receivables Trust 2024-2 144A, 5.90%, 2/12/27 (a)	1,846
2,623,753	American Credit Acceptance Receivables Trust 2024-3 144A, 5.76%, 11/12/27 (a)	2,630
2,135,532	American Credit Acceptance Receivables Trust 2024-4 144A, 4.81%, 3/13/28 (a)	2,135
4,377,581	American Credit Acceptance Receivables Trust 2025-1 144A, 4.67%, 7/12/28 (a)	4,377
1,914,808	Americredit Automobile Receivables Trust 2023- 1, 5.62%, 11/18/27	1,923
1,975,579	AmeriCredit Automobile Receivables Trust 2024-1, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.600%), 4.95%, 2/18/28 (b)	1,974
5,000,000	Apidos CLO 2013-12A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.450%), 5.71%, 4/15/31 (a)(b)	4,994
579,350	Apidos CLO XXXA 144A, (3 mo. Term Secured Overnight Financing Rate + 1.080%), 5.35%, 10/18/31 (a)(b)	578
4,975,766	Apidos CLO 2019-32A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.37%, 1/20/33 (a)(b)	4,972
2,210,730	Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.450%), 5.79%, 1/15/37 (a)(b)	2,214
2,372,488	Ares XXXVII CLO Ltd. 2015-4A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.080%), 5.34%, 10/15/30 (a)(b)	2,370
3,825,557	ARI Fleet Lease Trust 2023-A 144A, 5.41%, 2/17/32 (a)	3,830
2,248,681	ARI Fleet Lease Trust 2023-B 144A, 6.05%, 7/15/32 (a)	2,267
6,311,051	ARI Fleet Lease Trust 2024-A 144A, 5.30%, 11/15/32 (a)	6,344
3,620,335	ARI Fleet Lease Trust 2024-B 144A, 5.54%, 4/15/33 (a)	3,643
4,400,000	ARI Fleet Lease Trust 2025-A 144A, 4.38%, 1/17/34 (a)	4,397
1,585,006	BDS Ltd. 2021-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 1.464%), 5.78%, 12/16/36 (a)(b)	1,583
5,000,000	Beechwood Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.300%), 5.58%, 1/17/35 (a)(b)	5,000
140,423	BMW Canada Auto Trust 2024-1A 144A, 5.03%, 4/20/26 CAD (a)(c)	102
2,725,785	BMW Vehicle Lease Trust 2024-2, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.420%), 4.77%, 1/25/27 (b)	2,725
1,599,248	Bridgecrest Lending Auto Securitization Trust 2024-3, 5.54%, 2/16/27	1,601

Principal or Shares	Security Description	Value (000)

4,500,000	Bridgecrest Lending Auto Securitization Trust 2025-1, 4.67%, 8/15/28	$4,506
4,050,000	Bridgecrest Lending Auto Securitization Trust 2024-4, 4.72%, 9/15/28	4,058
7,598,108	BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 2.259%), 6.58%, 9/15/35 (a)(b)	7,597
1,311,275	BSPRT Issuer Ltd. 2021-FL7 144A, (1 mo. Term Secured Overnight Financing Rate + 1.434%), 5.76%, 12/15/38 (a)(b)	1,313
5,000,000	Buttermilk Park CLO Ltd. 2018-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.370%), 5.63%, 10/15/31 (a)(b)	4,990
3,000,000	Carlyle Global Market Strategies CLO Ltd. 2012-4A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.350%), 5.62%, 4/22/32 (a)(b)	2,993
1,935,917	CarMax Auto Owner Trust 2022-1, 1.47%, 12/15/26	1,922
1,478,358	CarMax Auto Owner Trust 2023-4, 6.08%, 12/15/26	1,481
2,275,082	CarMax Auto Owner Trust 2022-4, 5.34%, 8/16/27	2,283
3,125,070	CarMax Auto Owner Trust 2024-3, 5.21%, 9/15/27	3,133
4,030,794	CarMax Auto Owner Trust 2024-4, 4.67%, 12/15/27	4,032
3,700,000	CarMax Auto Owner Trust 2025-2, 4.59%, 7/17/28	3,707
757,589	Carvana Auto Receivables Trust 2021-P4, 1.31%, 1/11/27	755
1,305,517	Carvana Auto Receivables Trust 2022-P1, 3.35%, 2/10/27	1,303
1,148,658	Carvana Auto Receivables Trust 2024-P1 144A, 5.50%, 8/10/27 (a)	1,150
1,652,408	Carvana Auto Receivables Trust 2024-P3, 4.61%, 11/10/27	1,652
667,493	Carvana Auto Receivables Trust 2022-P3, 4.61%, 11/10/27	667
1,748,874	Carvana Auto Receivables Trust 2024-P2, 5.63%, 11/10/27	1,752
4,440,083	Carvana Auto Receivables Trust 2024-P4, 4.62%, 2/10/28	4,439
2,300,000	Carvana Auto Receivables Trust 2025-P1, 4.50%, 6/12/28	2,301
2,300,161	CCG Receivables Trust 2023-1 144A, 5.82%, 9/16/30 (a)	2,315
2,365,291	CCG Receivables Trust 2024-1 144A, 4.99%, 3/15/32 (a)	2,381
3,000,000	CCG Receivables Trust 2025-1 144A, 4.48%, 10/14/32 (a)	3,004
1,279,844	Chase Auto Owner Trust 2024-4A 144A, 5.25%, 9/27/27 (a)	1,283
2,583,546	Chase Auto Owner Trust 2024-5A 144A, 4.40%, 11/26/27 (a)	2,581
6,100,687	Chenango Park CLO Ltd. 2018-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 5.31%, 4/15/30 (a)(b)	6,095
2,536,511	Chesapeake Funding II LLC 2024-1A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.770%), 5.11%, 5/15/36 (a)(b)	2,539
1,252,881	CNH Equipment Trust 2023-B, 5.90%, 2/16/27	1,255

Semi-Annual   7

   Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

1,556,852	Crestline Denali CLO XVII Ltd. 2018-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.130%), 5.39%, 10/15/31 (a)(b)	$1,556
1,199,439	Daimler Trucks Retail Trust 2024-1, 5.60%, 4/15/26	1,201
3,900,000	Dell Equipment Finance Trust 2025-1 144A, 4.68%, 7/22/27 (a)	3,905
2,491,740	Dell Equipment Finance Trust 2023-1 144A, 5.65%, 9/22/28 (a)	2,499
218,668	Dell Equipment Finance Trust 2023-3 144A, 6.10%, 4/23/29 (a)	219
5,030,000	Dell Equipment Finance Trust 2024-1 144A, 5.39%, 3/22/30 (a)	5,089
10,450,000	Dell Equipment Finance Trust 2024-2 144A, 4.69%, 8/22/30 (a)	10,462
4,300,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 1.76%, 4/15/49 (a)	4,066
538,383	DLLAA LLC 2023-1A 144A, 5.93%, 7/20/26 (a)	539
1,300,000	DLLST LLC 2024-1A 144A, 5.05%, 8/20/27 (a)	1,307
2,524,313	Drive Auto Receivables Trust 2024-2, 4.94%, 12/15/27	2,526
6,927,371	Drive Auto Receivables Trust 2024-1, 5.35%, 2/15/28	6,936
3,478,612	Dryden Senior Loan Fund 2015-40A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.150%), 5.47%, 8/15/31 (a)(b)	3,478
3,886,107	Enterprise Fleet Financing LLC 2024-2 144A, 5.74%, 12/20/26 (a)	3,906
3,756,144	Enterprise Fleet Financing LLC 2024-3 144A, 5.31%, 4/20/27 (a)	3,769
4,400,000	Enterprise Fleet Financing LLC 2024-4 144A, 4.69%, 7/20/27 (a)	4,412
4,900,000	Enterprise Fleet Financing LLC 2025-1 144A, 4.65%, 10/20/27 (a)	4,911
7,134,215	Enterprise Fleet Financing LLC 2024-1 144A, 5.23%, 3/20/30 (a)	7,192
1,374,018	Exeter Automobile Receivables Trust 2024-3A, 5.82%, 2/15/27	1,375
1,633,507	Exeter Automobile Receivables Trust 2024-5A, 4.79%, 4/15/27	1,633
5,300,000	Exeter Automobile Receivables Trust 2024-4A, 5.28%, 8/15/30	5,316
4,965,000	Exeter Select Automobile Receivables Trust 2025-1, 4.83%, 10/16/28	4,973
326,005	Flagship Credit Auto Trust 2023-2 144A, 5.76%, 4/15/27 (a)	326
641,286	Flagship Credit Auto Trust 2023-3 144A, 5.89%, 7/15/27 (a)	642
5,000,000	Flatiron RR CLO LLC 2021-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.910%), 5.17%, 10/15/34 (a)(b)	4,954
1,228,031	Ford Credit Auto Lease Trust 2024-B, 5.18%, 2/15/27	1,230
3,900,000	Ford Credit Auto Lease Trust 2025-A, 4.57%, 8/15/27	3,906
5,000,000	Ford Credit Auto Lease Trust 2024-B, 4.99%, 12/15/27	5,043
4,500,000	Ford Credit Auto Owner Trust 2025-A, 4.47%, 12/15/27	4,506
4,057,807	Ford Credit Auto Owner Trust 2023-A, 4.65%, 2/15/28	4,061
4,303,722	FS RIALTO 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.334%), 5.66%, 5/16/38 (a)(b)	4,260

Principal or Shares	Security Description	Value (000)

103,555	Galaxy XV CLO Ltd. 2013-15A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.232%), 5.49%, 10/15/30 (a)(b)	$104
2,488,130	GLS Auto Receivables Issuer Trust 2024-3A 144A, 5.35%, 8/16/27 (a)	2,492
4,756,000	GLS Auto Receivables Issuer Trust 2025-1A 144A, 4.68%, 12/15/27 (a)	4,755
4,900,000	GLS Auto Receivables Issuer Trust 2025-1A 144A, 4.77%, 9/15/28 (a)	4,924
4,458,667	GM Financial Automobile Leasing Trust 2023-2, 5.05%, 7/20/26	4,461
4,733,618	GM Financial Automobile Leasing Trust 2024-3, 4.29%, 1/20/27	4,726
2,461,481	GM Financial Automobile Leasing Trust 2024-3, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.470%), 4.82%, 1/20/27 (b)	2,459
81,027	GM Financial Consumer Automobile Receivables Trust 2023-3, 5.74%, 9/16/26	81
729,943	GM Financial Consumer Automobile Receivables Trust 2024-1, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.400%), 4.75%, 2/16/27 (b)	730
3,436,252	GM Financial Consumer Automobile Receivables Trust 2024-3, 5.35%, 6/16/27	3,445
2,158,135	GM Financial Consumer Automobile Receivables Trust 2024-4, 4.53%, 10/18/27	2,158
3,781,286	GM Financial Consumer Automobile Receivables Trust 2023-1, 4.66%, 2/16/28	3,784
4,900,000	GMF Floorplan Owner Revolving Trust 2024- 4A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.550%), 4.89%, 11/15/29 (a)(b)	4,883
3,700,000	GMF Floorplan Owner Revolving Trust Series 2025-1A 144A, 4.59%, 3/15/29 (a)	3,722
3,465,703	Goldentree Loan Management U.S. CLO Ltd. 2019-5A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.070%), 5.34%, 10/20/32 (a)(b)	3,462
3,200,000	Goldentree Loan Management U.S. CLO Ltd. 2020-8A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.150%), 5.42%, 10/20/34 (a)(b)	3,189
3,000,000	Golub Capital Partners CLO 53B Ltd. 2021-53A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.980%), 5.29%, 7/20/34 (a)(b)	2,974
5,352,892	GreatAmerica Leasing Receivables Funding LLC 2022-1 144A, 5.08%, 9/15/26 (a)	5,361
1,900,000	GreatAmerica Leasing Receivables Funding LLC 2025-1 144A, 4.52%, 10/15/27 (a)	1,903
1,500,000	Highbridge Loan Management Ltd. 5A-2015 144A, (3 mo. Term Secured Overnight Financing Rate + 1.300%), 5.56%, 10/15/30 (a)(b)	1,497
112,559	Honda Auto Receivables Owner Trust 2023-2, 5.41%, 4/15/26	113
5,000,000	Honda Auto Receivables Owner Trust 2025-2, 4.30%, 1/18/28	5,001
5,100,000	Honda Auto Receivables Owner Trust 2021-4, 1.14%, 6/21/28	5,089
2,370,000	Hotwire Funding LLC 2021-1 144A, 2.31%, 11/20/51 (a)	2,264
1,251,760	HPEFS Equipment Trust 2023-2A 144A, 6.04%, 1/21/31 (a)	1,254

8  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

4,900,000	HPS Loan Management Ltd. 13A-18 144A, (3 mo. Term Secured Overnight Financing Rate + 1.400%), 5.66%, 10/15/30 (a)(b)	$4,891
571,670	Hyundai Auto Lease Securitization Trust 2023-C 144A, 5.85%, 3/16/26 (a)	572
1,743,498	Hyundai Auto Lease Securitization Trust 2023-B 144A, 5.15%, 6/15/26 (a)	1,745
8,700,000	Hyundai Auto Lease Securitization Trust 2023-C 144A, 5.80%, 12/15/26 (a)	8,739
2,811,682	Hyundai Auto Lease Securitization Trust 2024-C 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.500%), 4.84%, 3/15/27 (a)(b)	2,811
5,000,000	Hyundai Auto Lease Securitization Trust 2024-A 144A, 5.02%, 3/15/27 (a)	5,018
3,300,000	Hyundai Auto Lease Securitization Trust 2025-B 144A, 4.58%, 9/15/27 (a)	3,308
1,461,000	Hyundai Auto Receivables Trust 2022-A, 2.35%, 4/17/28	1,443
3,000,000	John Deere Owner Trust 2024-C, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.430%), 4.78%, 8/16/27 (b)	3,002
2,445,790	KREF Ltd. 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.184%), 5.51%, 2/15/39 (a)(b)	2,428
1,882,117	Kubota Credit Owner Trust 2023-2A 144A, 5.61%, 7/15/26 (a)	1,885
3,680,722	Kubota Credit Owner Trust 2023-1A 144A, 5.02%, 6/15/27 (a)	3,695
242,318	LAD Auto Receivables Trust 2024-1A 144A, 5.44%, 11/16/26 (a)	242
1,700,000	LCM Ltd. 31A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.280%), 5.55%, 7/20/34 (a)(b)	1,697
410,818	LCM XXIV Ltd. 24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.242%), 5.51%, 3/20/30 (a)(b)	411
2,671,787	Madison Park Funding XLII Ltd. 13A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.150%), 5.43%, 11/21/30 (a)(b)	2,668
3,750,000	Madison Park Funding XLIX Ltd. 2021-49A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 5.32%, 10/19/34 (a)(b)	3,728
942,952	Magnetite XV Ltd. 2015-15A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.272%), 5.55%, 7/25/31 (a)(b)	943
3,818,637	Mercedes-Benz Auto Lease Trust 2024-B, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.440%), 4.78%, 12/15/26 (b)	3,817
1,453,895	Mercedes-Benz Auto Receivables Trust 2023-1, 4.51%, 11/15/27	1,454
2,188,535	MMAF Equipment Finance LLC 2023-A 144A, 5.79%, 11/13/26 (a)	2,195
2,299,321	MMAF Equipment Finance LLC 2024-A 144A, 5.20%, 9/13/27 (a)	2,308
445,099	MMAF Equipment Finance LLC 2022-A 144A, 3.20%, 1/13/28 (a)	442
2,250,000	Navistar Financial Dealer Note Master Owner Trust II 2023-1 144A, 6.18%, 8/25/28 (a)	2,259
5,000,000	Neuberger Berman Loan Advisers CLO Ltd. 2021-42A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.950%), 5.21%, 7/16/35 (a)(b)	4,970

Principal or Shares	Security Description	Value (000)

5,000,000	Neuberger Berman Loan Advisers CLO Ltd. 2022-49A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.150%), 5.43%, 7/25/35 (a)(b)	$4,990
4,500,000	Nissan Master Owner Trust Receivables 2024-A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.670%), 5.01%, 2/15/28 (a)(b)	4,507
254,712	OneMain Direct Auto Receivables Trust 2021-1A 144A, 0.87%, 7/14/28 (a)	252
5,115,000	OneMain Direct Auto Receivables Trust 2023-1A 144A, 5.41%, 11/14/29 (a)	5,173
1,352,006	Palmer Square Loan Funding Ltd. 2022-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.36%, 4/15/31 (a)(b)	1,351
4,769,514	Palmer Square Loan Funding Ltd. 2024-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.080%), 5.38%, 8/08/32 (a)(b)	4,764
4,785,727	Palmer Square Loan Funding Ltd. 2024-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 5.31%, 10/15/32 (a)(b)	4,775
1,000,000	Palmer Square Loan Funding Ltd. 2025-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.800%), 5.12%, 2/15/33 (a)(b)	994
9,100,000	PFS Financing Corp. 2024-A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.850%), 5.19%, 1/15/28 (a)(b)	9,116
1,992,882	Porsche Innovative Lease Owner Trust 2024-2A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.440%), 4.79%, 12/21/26 (a)(b)	1,992
6,000,000	Rad CLO Ltd. 2020-7A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.350%), 5.63%, 4/17/36 (a)(b)	5,994
2,564,233	Regatta XIII Funding Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.36%, 7/15/31 (a)(b)	2,563
2,300,000	Regatta XIII Funding Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 5.76%, 7/15/31 (a)(b)	2,298
6,700,000	Regatta XIV Funding Ltd. 2018-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 5.78%, 10/25/31 (a)(b)	6,662
465,857	Santander Bank Auto Credit-Linked Notes 2022-C 144A, 6.45%, 12/15/32 (a)	467
830,691	Santander Bank Auto Credit-Linked Notes 2023-A 144A, 6.49%, 6/15/33 (a)	834
228,296	Santander Drive Auto Receivables Trust 2024-1, 5.71%, 2/16/27	228
2,349,073	Santander Drive Auto Receivables Trust 2024-4, 5.41%, 7/15/27	2,352
283,881	Santander Drive Auto Receivables Trust 2023-5, 6.31%, 7/15/27	284
3,047,976	Santander Drive Auto Receivables Trust 2024-S3 144A, 1.33%, 9/16/27 (a)	3,018
4,300,000	Santander Drive Auto Receivables Trust 2021-3 144A, 2.70%, 10/16/28 (a)	4,259
3,800,000	Santander Drive Auto Receivables Trust 2024-5, 4.62%, 11/15/28	3,808
2,825,935	SBNA Auto Lease Trust 2024-C 144A, 4.94%, 11/20/26 (a)	2,828
4,250,000	SBNA Auto Lease Trust 2025-A 144A, 4.68%, 4/20/27 (a)	4,252

Semi-Annual   9

   Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

4,900,000	SBNA Auto Lease Trust 2023-A 144A, 6.51%, 4/20/27 (a)	$4,928
74,628	SFS Auto Receivables Securitization Trust 2023-1A 144A, 5.89%, 3/22/27 (a)	75
1,074,052	SFS Auto Receivables Securitization Trust 2024-1A 144A, 5.35%, 6/21/27 (a)	1,075
3,400,000	SFS Auto Receivables Securitization Trust 2025-1A 144A, 4.65%, 5/22/28 (a)	3,398
3,814,394	SFS Auto Receivables Securitization Trust 2024-3A 144A, 4.71%, 5/22/28 (a)	3,814
5,613,185	SoFi Consumer Loan Program Trust 2025-1 144A, 4.80%, 2/27/34 (a)	5,621
1,094,000	Stack Infrastructure Issuer LLC 2021-1A 144A, 1.88%, 3/26/46 (a)	1,061
1,763,903	Symphony CLO XVIII Ltd. 2016-18A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.38%, 7/23/33 (a)(b)	1,762
5,705,822	Symphony CLO XX Ltd. 2018-20A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.36%, 1/16/32 (a)(b)	5,700
2,422,597	Tesla Auto Lease Trust 2024-B 144A, 4.79%, 1/20/27 (a)	2,424
503,593	THL Credit Wind River CLO Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.200%), 5.46%, 7/15/30 (a)(b)	503
3,216,447	TIAA CLO IV Ltd. 2018-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.140%), 5.41%, 1/20/32 (a)(b)	3,214
5,000,000	Toyota Lease Owner Trust 2024-A 144A, 5.25%, 4/20/27 (a)	5,030
3,600,000	Toyota Lease Owner Trust 2025-A 144A, 4.58%, 7/20/27 (a)	3,613
6,118,000	Vantage Data Centers Issuer LLC 2020-1A 144A, 1.65%, 9/15/45 (a)	6,032
5,950,000	Vantage Data Centers Issuer LLC 2024-1A 144A, 5.10%, 9/15/54 (a)	5,894
3,853,426	VERDE CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.110%), 5.37%, 4/15/32 (a)(b)	3,849
3,300,000	Verizon Master Trust 2024-1, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.650%), 5.00%, 12/20/28 (b)	3,304
4,100,000	Verizon Master Trust 2025-3, 4.51%, 3/20/30	4,130
158,972	Volkswagen Auto Loan Enhanced Trust 2023-1, 5.50%, 12/21/26	159
4,100,000	Volkswagen Auto Loan Enhanced Trust 2025-1, 4.51%, 1/20/28	4,109
1,100,000	Volvo Financial Equipment LLC Series 2025-1A 144A, 4.41%, 11/15/27 (a)	1,100
3,244,628	Voya CLO Ltd. 2016-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.150%), 5.42%, 10/18/31 (a)(b)	3,243
4,613,636	Voya CLO Ltd. 2016-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.350%), 5.62%, 10/18/31 (a)(b)	4,587
4,298,615	Voya CLO Ltd. 2015-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.150%), 5.42%, 10/20/31 (a)(b)	4,295
100,767	Westlake Automobile Receivables Trust 2023-3A 144A, 5.96%, 10/15/26 (a)	101
2,763,658	Westlake Automobile Receivables Trust 2023-4A 144A, 6.23%, 1/15/27 (a)	2,771

Principal or Shares	Security Description	Value (000)

275,771	Westlake Automobile Receivables Trust 2023-2A 144A, 5.80%, 2/16/27 (a)	$276
91,658	Westlake Automobile Receivables Trust 2022-1A 144A, 3.11%, 3/15/27 (a)	92
4,633,000	Westlake Automobile Receivables Trust 2024-1A 144A, 5.44%, 5/17/27 (a)	4,647
4,200,000	Westlake Automobile Receivables Trust 2023-3A 144A, 5.82%, 5/17/27 (a)	4,215
2,451,129	Westlake Automobile Receivables Trust 2024-2A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.660%), 5.00%, 8/16/27 (a)(b)	2,452
2,774,574	Westlake Automobile Receivables Trust 2024-3A 144A, 4.82%, 9/15/27 (a)	2,776
5,200,000	Westlake Automobile Receivables Trust 2025-1A 144A, 4.66%, 1/18/28 (a)	5,202
3,160,000	Westlake Automobile Receivables Trust 2024-2A 144A, 5.56%, 2/15/28 (a)	3,185
5,400,000	Westlake Automobile Receivables Trust 2024-3A 144A, 4.71%, 4/17/28 (a)	5,407
5,100,000	Wheels Fleet Lease Funding LLC 2025-1A 144A, 4.57%, 1/18/40 (a)	5,116
Total Asset Backed (Cost - $591,715)		592,585
Commercial Paper(d) (0%)
6,500,000	Essential Utilities, Inc., 4.65%, 5/01/25	6,499
Corporate Bond (36%)
Financial (22%)
9,500,000	ABN AMRO Bank NV 144A, (Secured Overnight Financing Rate + 1.780%), 6.15%, 9/18/27 (a)(b)	9,593
4,900,000	ABN AMRO Bank NV 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.780%), 4.99%, 12/03/28 (a)(b)	4,947
7,430,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 4/01/28	7,476
1,750,000	Air Lease Corp., 2.88%, 1/15/26	1,726
2,980,000	Ally Financial Inc., 5.75%, 11/20/25	2,984
4,680,000	American Express Co., (U.S. Secured Overnight Financing Rate + 0.999%), 4.99%, 5/01/26 (b)	4,680
4,260,000	American Express Co., (U.S. Secured Overnight Financing Rate + 1.330%), 6.34%, 10/30/26 (b)	4,299
8,435,000	American Express Co., (Secured Overnight Financing Rate + 0.970%), 5.35%, 7/28/27 (b)	8,462
4,730,000	American Express Co., (U.S. Secured Overnight Financing Rate + 0.930%), 5.31%, 7/26/28 (b)	4,749
5,320,000	American Express Co., (U.S. Secured Overnight Financing Rate + 1.260%), 5.64%, 4/25/29 (b)	5,348
4,820,000	Aon North America Inc., 5.13%, 3/01/27	4,889
2,438,000	Ares Capital Corp., 3.25%, 7/15/25	2,430
1,930,000	Arthur J Gallagher & Co., 4.60%, 12/15/27	1,946
8,360,000	Athene Global Funding 144A, 4.95%, 1/07/27 (a)	8,416
2,170,000	Aviation Capital Group LLC 144A, 4.75%, 4/14/27 (a)	2,173
10,000,000	Banco Santander SA, (U.S. Secured Overnight Financing Rate + 1.120%), 5.50%, 7/15/28 (b)	9,981
9,480,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 0.830%), 4.98%, 1/24/29 (b)	9,608
9,930,000	Bank of Montreal, 5.92%, 9/25/25	9,982
6,895,000	Bank of Montreal, (Secured Overnight Financing Rate + 0.670%), 5.00%, 1/27/29 (b)	7,004

10  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

9,760,000	Bank of Nova Scotia, (U.S. Secured Overnight Financing Rate + 1.000%), 5.37%, 9/08/28 (b)(e)	$9,745
4,510,000	Banque Federative du Credit Mutuel SA 144A,(Secured Overnight Financing Rate + 1.400%), 5.78%, 7/13/26 (a)(b)	4,562
4,270,000	Banque Federative du Credit Mutuel SA 144A, 5.09%, 1/23/27 (a)	4,315
7,485,000	Blackstone Secured Lending Fund, 3.63%, 1/15/26	7,406
2,660,000	Blackstone Secured Lending Fund, 5.88%, 11/15/27	2,694
1,883,000	Blue Owl Capital Corp., 3.75%, 7/22/25	1,878
900,000	BPCE SA 144A, 5.20%, 1/18/27 (a)	913
9,905,000	Canadian Imperial Bank of Commerce, (U.S. Secured Overnight Financing Rate + 1.220%), 5.60%, 10/02/26 (b)	9,967
9,430,000	Canadian Imperial Bank of Commerce, (U.S. Secured Overnight Financing Rate + 0.720%), 4.86%, 1/13/28 (b)	9,504
3,010,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.13%, 5/01/27 (a)	2,971
2,715,000	Citibank N.A., (U.S. Secured Overnight Financing Rate + 0.708%), 5.07%, 8/06/26 (b)	2,714
9,755,000	Citibank N.A., (U.S. Secured Overnight Financing Rate + 0.712%), 4.88%, 11/19/27 (b)	9,824
2,090,000	Corebridge Global Funding 144A, 4.90%, 1/07/28 (a)	2,118
7,990,000	Credit Agricole SA 144A, (U.S. Secured Overnight Financing Rate + 1.290%), 5.67%, 7/05/26 (a)(b)	8,037
8,595,000	Credit Agricole SA 144A, 5.13%, 3/11/27 (a)	8,737
3,950,000	CubeSmart LP, 4.00%, 11/15/25	3,934
2,980,000	Daimler Truck Finance North America LLC 144A, 5.60%, 8/08/25 (a)	2,984
3,965,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.950%), 5.43%, 3/01/28 (a)(b)	4,031
855,000	Freedom Mortgage Holdings LLC 144A, 9.25%, 2/01/29 (a)	872
2,000,000	GGAM Finance Ltd. 144A, 8.00%, 2/15/27 (a)	2,055
8,620,000	Goldman Sachs Bank USA, (U.S. Secured Overnight Financing Rate + 0.777%), 5.28%, 3/18/27 (b)	8,679
6,950,000	Goldman Sachs Bank USA, (U.S. Secured Overnight Financing Rate + 0.750%), 5.11%, 5/21/27 (b)(e)	6,937
7,865,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.075%), 5.80%, 8/10/26 (b)	7,884
5,320,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.319%), 4.94%, 4/23/28 (b)	5,370
4,670,000	Huntington National Bank, (U.S. Secured Overnight Financing Rate + 0.720%), 4.87%, 4/12/28 (b)	4,694
1,625,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	1,543
9,615,000	Jefferies Financial Group Inc., 5.00%, 2/10/26	9,629
2,000,000	Jefferson Capital Holdings LLC 144A, 6.00%, 8/15/26 (a)	1,992
4,100,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.190%), 5.04%, 1/23/28 (b)	4,141

Principal or Shares	Security Description	Value (000)

4,865,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.930%), 5.57%, 4/22/28 (b)	$4,977
5,460,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.930%), 5.31%, 7/22/28 (b)	5,459
3,900,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.860%), 4.51%, 10/22/28 (b)	3,912
3,065,000	M&T Bank Corp., (U.S. Secured Overnight Financing Rate + 0.930%), 4.83%, 1/16/29 (b)	3,072
2,250,000	Macquarie Bank Ltd. 144A, (U.S. Secured Overnight Financing Rate + 1.200%), 5.57%, 12/07/26 (a)(b)	2,266
3,620,000	Macquarie Bank Ltd. 144A, (Secured Overnight Financing Rate + 0.920%), 5.30%, 7/02/27 (a)(b)	3,636
9,660,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.020%), 5.40%, 4/13/28 (b)	9,690
9,765,000	Morgan Stanley Bank N.A., (U.S. Secured Overnight Financing Rate + 1.165%), 5.55%, 10/30/26 (b)	9,825
4,775,000	Morgan Stanley Bank N.A., (U.S. Secured Overnight Financing Rate + 1.080%), 4.95%, 1/14/28 (b)	4,815
3,350,000	Morgan Stanley Bank N.A., (U.S. Secured Overnight Financing Rate + 0.940%), 5.32%, 7/14/28 (b)	3,350
707,000	Nasdaq Inc., 5.65%, 6/28/25	708
5,705,000	National Bank of Canada, (Secured Overnight Financing Rate + 1.030%), 5.41%, 7/02/27 (b)	5,707
2,000,000	Navient Corp., 5.00%, 3/15/27	1,982
5,425,000	New York Life Global Funding 144A, 5.45%, 9/18/26 (a)	5,519
3,750,000	Pacific Life Global Funding II 144A, (U.S. Secured Overnight Financing Rate + 0.480%), 4.84%, 2/04/27 (a)(b)	3,741
4,855,000	PNC Financial Services Group Inc., (Secured Overnight Financing Rate + 1.730%), 6.62%, 10/20/27 (b)	5,002
1,895,000	PNC Financial Services Group Inc., (U.S. Secured Overnight Financing Rate + 1.342%), 5.30%, 1/21/28 (b)	1,923
1,815,000	Principal Life Global Funding II 144A, 5.00%, 1/16/27 (a)	1,838
2,465,000	Protective Life Global Funding 144A, 4.99%, 1/12/27 (a)	2,495
1,885,000	Rocket Mortgage LLC/Rocket Mortgage Co.- Issuer Inc. 144A, 2.88%, 10/15/26 (a)	1,821
2,045,000	Royal Bank of Canada, 4.88%, 1/19/27	2,071
9,250,000	Royal Bank of Canada, (Secured Overnight Financing Rate + 0.790%), 5.17%, 7/23/27 (b)	9,255
9,840,000	Royal Bank of Canada, (Secured Overnight Financing Rate + 0.720%), 4.51%, 10/18/27 (b)	9,853
1,545,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.232%), 6.12%, 5/31/27 (b)	1,562
7,470,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.610%), 5.98%, 3/20/29 (b)	7,496
3,445,000	Skandinaviska Enskilda Banken AB 144A, 5.13%, 3/05/27 (a)	3,501
1,285,000	Starwood Property Trust Inc. 144A, 6.50%, 7/01/30 (a)	1,293
3,500,000	State Street Corp., (U.S. Secured Overnight Financing Rate + 0.950%), 4.54%, 4/24/28 (b)	3,526

Semi-Annual   11

   Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

4,920,000	Sumitomo Mitsui Trust Bank Ltd. 144A, (U.S. Secured Overnight Financing Rate + 1.120%), 5.49%, 3/09/26 (a)(b)	$4,936
9,830,000	Toronto-Dominion Bank, 4.57%, 12/17/26	9,875
8,160,000	Toronto-Dominion Bank, 4.86%, 1/31/28	8,275
5,045,000	UBS AG, (U.S. Secured Overnight Financing Rate + 0.720%), 4.86%, 1/10/28 (b)	5,081
3,815,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.71%, 4/22/28 (b)	3,901
7,055,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.370%), 5.75%, 4/23/29 (b)	7,104
8,910,000	Wells Fargo Bank N.A., 5.55%, 8/01/25 (e)	8,925
8,525,000	Wells Fargo Bank N.A., 4.81%, 1/15/26	8,551
960,000	XHR LP 144A, 6.63%, 5/15/30 (a)	947
		438,713
Industrial (10%)
2,735,000	AAR Escrow Issuer LLC 144A, 6.75%, 3/15/29 (a)	2,802
3,030,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.25%, 3/15/26 (a)	2,977
2,970,000	Allison Transmission Inc. 144A, 4.75%, 10/01/27 (a)	2,918
3,150,000	Alumina Pty Ltd. 144A, 6.13%, 3/15/30 (a)	3,127
4,580,000	American Honda Finance Corp., (U.S. Secured Overnight Financing Rate + 0.920%), 5.30%, 1/12/26 (b)(e)	4,594
9,735,000	American Honda Finance Corp., (U.S. Secured Overnight Financing Rate + 0.550%), 4.91%, 5/21/26 (b)	9,724
2,620,000	Axon Enterprise Inc. 144A, 6.13%, 3/15/30 (a)	2,672
2,415,000	BAE Systems PLC 144A, 5.00%, 3/26/27 (a)	2,447
5,875,000	BMW U.S. Capital LLC 144A, (Secured Overnight Financing Rate + 0.800%), 5.16%, 8/13/26 (a)(b)	5,883
9,825,000	BMW U.S. Capital LLC 144A, 4.90%, 4/02/27 (a)	9,918
1,200,000	Bristol-Myers Squibb Co., 4.90%, 2/22/27	1,220
1,750,000	Carnival Corp. 144A, 5.75%, 3/15/30 (a)	1,739
2,000,000	Churchill Downs Inc. 144A, 4.75%, 1/15/28 (a)	1,940
2,000,000	Cogent Communications Group LLC 144A, 3.50%, 5/01/26 (a)	1,964
1,000,000	Daimler Truck Finance North America LLC 144A, 5.00%, 1/15/27 (a)	1,007
4,570,000	Daimler Truck Finance North America LLC 144A, (U.S. Secured Overnight Financing Rate + 0.960%), 5.33%, 9/25/27 (a)(b)	4,552
1,340,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	1,339
3,600,000	Ford Motor Credit Co. LLC, (U.S. Secured Overnight Financing Rate + 2.950%), 7.32%, 3/06/26 (b)	3,620
3,060,000	Ford Motor Credit Co. LLC, 5.85%, 5/17/27	3,047
1,410,000	General Mills Inc., 4.70%, 1/30/27	1,419
2,720,000	General Motors Financial Co. Inc., 5.40%, 5/08/27	2,748
6,950,000	General Motors Financial Co. Inc., (Secured Overnight Financing Rate + 1.050%), 5.43%, 7/15/27 (b)	6,832
5,075,000	General Motors Financial Co. Inc., (Secured Overnight Financing Rate + 1.170%), 5.55%, 4/04/28 (b)	4,991
3,550,000	Glencore Funding LLC 144A, 5.34%, 4/04/27 (a)	3,600

Principal or Shares	Security Description	Value (000)

1,065,000	Group 1 Automotive Inc. 144A, 6.38%, 1/15/30 (a)	$1,078
6,800,000	Holcim Finance U.S. LLC 144A, 4.60%, 4/07/27 (a)	6,826
6,285,000	Hyundai Capital America 144A, (U.S. Secured Overnight Financing Rate + 1.500%), 5.88%, 1/08/27 (a)(b)	6,322
7,240,000	John Deere Capital Corp., (U.S. Secured Overnight Financing Rate + 0.680%), 5.06%, 7/15/27 (b)	7,257
2,000,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 144A, 4.75%, 6/01/27 (a)	1,997
4,130,000	Mars Inc. 144A, 4.45%, 3/01/27 (a)	4,157
3,025,000	Match Group Holdings II LLC 144A, 5.00%, 12/15/27 (a)	2,978
6,735,000	Mercedes-Benz Finance North America LLC 144A, 5.38%, 8/01/25 (a)	6,743
7,285,000	Mercedes-Benz Finance North America LLC 144A, (U.S. Secured Overnight Financing Rate + 0.630%), 5.01%, 7/31/26 (a)(b)	7,267
1,990,000	Meritage Homes Corp., 5.13%, 6/06/27	2,009
2,900,000	Oracle Corp., 2.80%, 4/01/27	2,822
2,360,000	Owens Corning, 5.50%, 6/15/27	2,408
1,550,000	Penske Automotive Group Inc., 3.50%, 9/01/25	1,540
1,965,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.35%, 1/12/27 (a)	1,988
3,640,000	Regal Rexnord Corp., 6.05%, 2/15/26	3,662
2,635,000	Rio Tinto Finance USA PLC, 4.38%, 3/12/27 (e)	2,650
3,640,000	Ryder System Inc., 5.30%, 3/15/27	3,693
3,060,000	Sirius XM Radio LLC 144A, 3.13%, 9/01/26 (a)	2,980
3,025,000	Standard Industries Inc. 144A, 5.00%, 2/15/27 (a)	3,005
4,480,000	Synopsys Inc., 4.55%, 4/01/27	4,506
1,195,000	The Campbell’s Company, 5.30%, 3/20/26	1,202
1,550,000	Toll Brothers Finance Corp., 4.88%, 11/15/25	1,550
4,020,000	Toyota Motor Credit Corp., (Secured Overnight Financing Rate + 0.890%), 5.25%, 5/18/26 (b)	4,033
8,780,000	Toyota Motor Credit Corp., (U.S. Secured Overnight Financing Rate + 0.770%), 5.13%, 8/07/26 (b)	8,798
2,770,000	Toyota Motor Credit Corp., 4.35%, 10/08/27	2,782
2,985,000	Travel + Leisure Co. 144A, 6.63%, 7/31/26 (a)	3,008
1,880,000	United Airlines Inc. 144A, 4.38%, 4/15/26 (a)	1,855
8,690,000	Volkswagen Group of America Finance LLC 144A, 5.40%, 3/20/26 (a)	8,730
		194,926
Utility (4%)
2,485,000	Alliant Energy Finance LLC 144A, 5.40%, 6/06/27 (a)	2,520
4,180,000	American Electric Power Co. Inc., 5.70%, 8/15/25	4,189
4,865,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A, 5.75%, 3/01/27 (a)	4,852
1,400,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. 144A, 7.00%, 7/15/29 (a)	1,426
3,469,000	Continental Resources Inc. 144A, 2.27%, 11/15/26 (a)	3,326
900,000	DPL Inc., 4.13%, 7/01/25	897
6,840,000	Energy Transfer LP, 6.05%, 12/01/26	6,979
7,301,000	EQT Corp. 144A, 3.13%, 5/15/26 (a)	7,161
5,125,000	Hess Midstream Operations LP 144A, 5.88%, 3/01/28 (a)	5,140

12  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,255,000	Hess Midstream Operations LP 144A, 6.50%, 6/01/29 (a)	$1,276
9,600,000	National Fuel Gas Co., 5.50%, 10/01/26	9,713
9,900,000	National Rural Utilities Cooperative Finance Corp., (U.S. Secured Overnight Financing Rate + 0.820%), 5.19%, 9/16/27 (b)	9,893
10,090,000	NextEra Energy Capital Holdings Inc., 4.95%, 1/29/26	10,113
5,290,000	NextEra Energy Capital Holdings Inc., (Secured Overnight Financing Rate + 0.800%), 5.16%, 2/04/28 (b)	5,296
3,125,000	ONEOK Inc., 5.55%, 11/01/26	3,164
5,055,000	ONEOK Inc., 4.25%, 9/24/27	5,027
3,920,000	Ovintiv Inc., 5.65%, 5/15/25	3,919
1,345,000	SM Energy Co. 144A, 6.75%, 8/01/29 (a)	1,258
1,090,000	Sunoco LP 144A, 7.00%, 5/01/29 (a)	1,122
3,045,000	TerraForm Power Operating LLC 144A, 5.00%, 1/31/28 (a)	2,968
1,675,000	Transocean Inc. 144A, 8.25%, 5/15/29 (a)	1,352
1,155,000	Vistra Operations Co. LLC 144A, 5.05%, 12/30/26 (a)	1,161
900,000	Vistra Operations Co. LLC 144A, 5.00%, 7/31/27 (a)	893
		93,645
Total Corporate Bond (Cost - $723,215)		727,284
Mortgage Backed (14%)
3,775,117	ACREC LLC 2023-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.230%), 6.55%, 2/19/38 (a)(b)	3,777
3,200,000	AREIT Ltd. 2024-CRE9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.686%), 6.01%, 5/17/41 (a)(b)	3,199
2,800,000	BDS LLC 2025-FL14 144A, (1 mo. Term Secured Overnight Financing Rate + 1.282%), 5.60%, 10/21/42 (a)(b)	2,747
5,280,000	BDS Ltd. 2021-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 1.764%), 6.08%, 12/16/36 (a)(b)	5,263
2,250,000	BDS Ltd. 2021-FL9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.814%), 6.13%, 11/16/38 (a)(b)	2,254
4,700,000	BRSP Ltd. 2024-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.945%), 6.27%, 8/19/37 (a)(b)	4,693
1,033,000	BSPRT Issuer Ltd. 2021-FL7 144A, (1 mo. Term Secured Overnight Financing Rate + 1.764%), 6.09%, 12/15/38 (a)(b)	1,030
6,998,468	BX Commercial Mortgage Trust 2024-XL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.442%), 5.76%, 2/15/39 (a)(b)	6,999
5,047,742	BX Commercial Mortgage Trust 2024-AIRC 144A, (1 mo. Term Secured Overnight Financing Rate + 1.691%), 6.01%, 8/15/39 (a)(b)	5,056
6,744,686	BX Commercial Mortgage Trust 2024-XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.392%), 5.71%, 3/15/41 (a)(b)	6,745
3,983,301	BX Commercial Mortgage Trust 2024-MDHS 144A, (1 mo. Term Secured Overnight Financing Rate + 1.641%), 5.96%, 5/15/41 (a)(b)	3,987
1,080,000	BX Trust 2024-VLT4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.491%), 5.81%, 7/15/29 (a)(b)	1,074

Principal or Shares	Security Description	Value (000)

1,948,121	BXMT Ltd. 2020-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.264%), 5.59%, 2/15/38 (a)(b)	$1,941
2,500,000	BXMT Ltd. 2020-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.514%), 5.84%, 2/15/38 (a)(b)	2,457
4,794,500	CAMB Commercial Mortgage Trust 2019-LIFE 144A, (1 mo. Term Secured Overnight Financing Rate + 1.367%), 5.69%, 12/15/37 (a)(b)	4,791
4,772,789	Colt Mortgage Loan Trust 2024-7 144A, 5.54%, 12/26/69 (a)	4,782
4,873,615	Colt Mortgage Loan Trust 2025-1 144A, 5.70%, 1/25/70 (a)	4,986
1,685,151	COLT Mortgage Loan Trust 2024-INV4 144A, 5.61%, 5/25/69 (a)	1,693
5,812,831	COLT Mortgage Loan Trust 2024-6 144A, 5.39%, 11/25/69 (a)	5,828
208,919	Connecticut Avenue Securities Trust 2019-HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.264%), 6.62%, 11/25/39 (a)(b)	209
1,584,216	Connecticut Avenue Securities Trust 2021-R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.850%), 5.20%, 12/25/41 (a)(b)	1,580
560,949	Connecticut Avenue Securities Trust 2022-R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 5.35%, 12/25/41 (a)(b)	560
1,635,751	Connecticut Avenue Securities Trust 2022-R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.200%), 5.55%, 1/25/42 (a)(b)	1,635
2,012,072	Connecticut Avenue Securities Trust 2022-R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.750%), 7.10%, 5/25/42 (a)(b)	2,051
2,058,854	Connecticut Avenue Securities Trust 2023-R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.400%), 6.75%, 12/25/42 (a)(b)	2,108
823,498	Connecticut Avenue Securities Trust 2023-R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.300%), 6.65%, 1/25/43 (a)(b)	840
3,043,065	Connecticut Avenue Securities Trust 2023-R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.300%), 6.65%, 5/25/43 (a)(b)	3,101
4,006,053	Connecticut Avenue Securities Trust 2023-R05 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.900%), 6.25%, 6/25/43 (a)(b)	4,038
4,375,535	Connecticut Avenue Securities Trust 2023-R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.700%), 6.05%, 7/25/43 (a)(b)	4,394
1,868,787	Connecticut Avenue Securities Trust 2024-R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.100%), 5.45%, 2/25/44 (a)(b)	1,864

Semi-Annual   13

   Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

7,664,485	Connecticut Avenue Securities Trust 2024- R05 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 5.35%, 7/25/44 (a)(b)	$7,626
1,973,352	Connecticut Avenue Securities Trust 2024- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.050%), 5.40%, 9/25/44 (a)(b)	1,971
2,463,432	Connecticut Avenue Securities Trust 2024- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.150%), 5.50%, 9/25/44 (a)(b)	2,460
4,951,183	Connecticut Avenue Securities Trust 2025- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.450%), 5.80%, 3/25/45 (a)(b)	4,964
2,914,326	Cross Mortgage Trust 2024-H7 144A, 5.59%, 11/25/69 (a)(f)	2,923
4,685,162	Cross Mortgage Trust 2024-H8 144A, 5.55%, 12/25/69 (a)(f)	4,701
5,050,000	DBGS 2024-SBL 144A, (1 mo. Term Secured Overnight Financing Rate + 1.882%), 6.20%, 8/15/34 (a)(b)	5,037
4,720,940	FHLMC Multifamily Structured Pass-Through Certificates KF67, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.634%), 4.97%, 8/25/29 (b)	4,720
2,044,765	Freddie Mac STACR REMIC Trust 2021-DNA5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.650%), 6.00%, 1/25/34 (a)(b)	2,052
2,305,145	Freddie Mac STACR REMIC Trust 2022-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.300%), 5.65%, 2/25/42 (a)(b)	2,304
2,048,998	Freddie Mac STACR REMIC Trust 2022-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 6.45%, 3/25/42 (a)(b)	2,059
4,982,458	Freddie Mac STACR REMIC Trust 2022-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.000%), 6.35%, 4/25/42 (a)(b)	5,044
1,064,429	Freddie Mac STACR REMIC Trust 2022-DNA4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.200%), 6.55%, 5/25/42 (a)(b)	1,081
4,360,888	Freddie Mac STACR REMIC Trust 2022-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.300%), 6.65%, 8/25/42 (a)(b)	4,426
4,532,835	Freddie Mac STACR REMIC Trust 2022-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.150%), 6.50%, 9/25/42 (a)(b)	4,565
4,722,079	Freddie Mac STACR REMIC Trust 2023-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 6.45%, 4/25/43 (a)(b)	4,784
7,173,629	Freddie Mac STACR REMIC Trust 2023-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 6.20%, 11/25/43 (a)(b)	7,239

Principal or Shares	Security Description	Value (000)

843,863	Freddie Mac STACR REMIC Trust 2023-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 6.20%, 11/25/43 (a)(b)	$848
3,528,749	Freddie Mac STACR REMIC Trust 2024-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.350%), 5.70%, 2/25/44 (a)(b)	3,533
1,415,351	Freddie Mac STACR REMIC Trust 2024-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 5.35%, 10/25/44 (a)(b)	1,413
3,982,500	Freddie Mac STACR REMIC Trust 2024-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.050%), 5.40%, 10/25/44 (a)(b)	3,971
2,980,694	Freddie Mac STACR REMIC Trust 2022-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.500%), 6.85%, 3/25/52 (a)(b)	3,019
3,500,000	FS Rialto 2021-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.664%), 5.99%, 11/16/36 (a)(b)	3,503
1,000,000	FS RIALTO 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.664%), 5.99%, 5/16/38 (a)(b)	1,001
5,100,000	FS Rialto Issuer LLC 2024-FL9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.631%), 5.95%, 10/19/39 (a)(b)	5,093
712,308	FS Rialto-Fl4 Issuer LLC 2022-FL4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.900%), 6.25%, 1/19/39 (a)(b)	710
5,000,000	Greystone CRE Notes 2024-HC3 144A, (1 mo. Term Secured Overnight Financing Rate + 2.215%), 6.54%, 3/15/41 (a)(b)	4,996
2,700,000	GS Mortgage Securities Corp. Trust 2023-SHIP 144A, 5.10%, 9/10/38 (a)(f)	2,689
25,079	HIG RCP LLC 2023-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 2.274%), 6.60%, 9/19/38 (a)(b)	25
2,000,000	HIH Trust 2024-61P 144A, (1 mo. Term Secured Overnight Financing Rate + 1.842%), 6.16%, 10/15/41 (a)(b)	1,999
5,700,000	HTL Commercial Mortgage Trust 2024-T53 144A, 6.07%, 5/10/39 (a)(f)	5,779
4,646,249	JP Morgan Mortgage Trust 2024-NQM1 144A, 5.59%, 2/25/64 (a)	4,678
4,100,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.295%), 5.62%, 5/15/39 (a)(b)	3,970
2,497,646	MCR Mortgage Trust 2024-HTL 144A, (1 mo. Term Secured Overnight Financing Rate + 1.758%), 6.08%, 2/15/37 (a)(b)	2,498
4,750,138	MF1 Ltd. 2022-FL8 144A, (1 mo. Term Secured Overnight Financing Rate + 1.350%), 5.67%, 2/19/37 (a)(b)	4,741
4,176,946	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (a)	4,164
4,395,501	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (a)	4,399
4,114,363	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (a)	4,090

14  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,260,339	OBX Trust 2024-NQM15 144A, 5.32%, 10/25/64 (a)	$2,260
3,954,742	OBX Trust 2024-NQM18 144A, 5.41%, 10/25/64 (a)(f)	3,962
2,230,828	OBX Trust 2024-NQM16 144A, 5.53%, 10/25/64 (a)	2,235
4,065,117	OBX Trust 2025-NQM2 144A, 5.60%, 11/25/64 (a)	4,081
4,564,514	OBX Trust 2024-NQM17 144A, 5.61%, 11/25/64 (a)(f)	4,586
3,142,276	OBX Trust 2025-NQM3 144A, 5.65%, 12/01/64 (a)	3,158
3,300,838	OBX Trust 2025-NQM1 144A, 5.55%, 12/25/64 (a)(f)	3,311
3,950,000	ONE Mortgage Trust 2021-PARK 144A, (1 mo. Term Secured Overnight Financing Rate + 0.814%), 5.14%, 3/15/36 (a)(b)	3,865
4,097,605	PFP Ltd. 2024-11 144A, (1 mo. Term Secured Overnight Financing Rate + 1.832%), 6.13%, 9/17/39 (a)(b)	4,097
2,382,899	STWD Ltd. 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.314%), 5.63%, 4/18/38 (a)(b)	2,344
6,450,735	THPT Mortgage Trust 2023-THL 144A, 7.23%, 12/10/34 (a)(f)	6,542
5,000,000	TRTX Issuer Ltd. 2025-FL6 144A, (1 mo. Term Secured Overnight Financing Rate + 1.537%), 5.90%, 9/18/42 (a)(b)	4,988
1,851,994	Verus Securitization Trust 2024-R1 144A, 5.22%, 9/25/69 (a)(f)	1,850
2,404,297	Verus Securitization Trust 2024-8 144A, 5.36%, 10/25/69 (a)(f)	2,403
4,919,670	Verus Securitization Trust 2025-1 144A, 5.62%, 1/25/70 (a)(f)	4,939

Principal or Shares	Security Description	Value (000)

3,508,291	Verus Securitization Trust 2025-INV1 144A, 5.55%, 2/25/70 (a)	$3,524
Total Mortgage Backed (Cost - $288,449)		288,902
U.S. Treasury (19%)
70,500,000	U.S. Treasury Bill, 4.25%, 5/06/25 (d)	70,459
75,000,000	U.S. Treasury Bill, 4.28%, 5/13/25 (d)	74,895
20,000,000	U.S. Treasury Bill, 4.23%, 5/15/25 (d)	19,967
60,000,000	U.S. Treasury Bill, 4.25%, 6/20/25 (d)	59,649
40,000,000	U.S. Treasury Bill, 4.25%, 7/03/25 (d)	39,707
70,000,000	U.S. Treasury Bill, 4.23%, 7/08/25 (d)	69,447
40,000,000	U.S. Treasury Bill, 4.27%, 8/12/25 (d)	39,521
Total U.S. Treasury (Cost - $373,644)		373,645
Investment Company (1%)
3,841,180	Payden Cash Reserves Money Market Fund*	3,841
2,726,002	Payden Floating Rate Fund, SI Class*	25,924
Total Investment Company (Cost - $30,833)		29,765
Total Investments (Cost - $2,014,356) (100%)		2,018,680
Liabilities in excess of Other Assets (0%)		(8,540)
Net Assets (100%)		$2,010,140

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025.
(c)	Principal in foreign currency.
(d)	Yield to maturity at time of purchase.
(e)

All or a portion of these securities are on loan. At April 30, 2025, the total market value of the Fund’s securities on loan is $413 and the total market value of the collateral held by the Fund is $424. Amounts in 000s.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Depreciation (000s)
Liabilities:
USD 896	CAD 1,288	State Street Bank & Trust Co.	06/18/2025	$(41)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$413
Non-cash Collateral[2]	(413)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Semi-Annual   15

Payden Low Duration Fund

Schedule of Investments - April 30, 2025 (Unaudited)
Principal or Shares	Security Description	Value (000)

Asset Backed (20%)
1,338,769	Ally Bank Auto Credit-Linked Notes 2024-A 144A, 6.32%, 5/17/32 (a)	$1,353
1,400,000	ARI Fleet Lease Trust 2024-B 144A, 5.26%, 4/15/33 (a)	1,425
1,500,000	ARI Fleet Lease Trust 2025-A 144A, 4.46%, 1/17/34 (a)	1,502
1,900,000	BofA Auto Trust 2024-1A 144A, 5.31%, 6/17/30 (a)	1,938
3,999,004	BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 2.259%), 6.58%, 9/15/35 (a)(b)	3,998
1,900,000	Capital One Prime Auto Receivables Trust 2024- 1, 4.66%, 1/15/30	1,924
5,600,000	CarMax Auto Owner Trust 2025-2, 4.48%, 3/15/30	5,623
2,850,000	CarMax Auto Owner Trust 2024-3, 5.67%, 1/15/31	2,904
2,300,000	CarMax Auto Owner Trust 2024-4, 5.36%, 8/15/31	2,319
8,510,627	CARS-DB5 LP 2021-1A 144A, 1.44%, 8/15/51 (a)	8,127
1,800,000	Carvana Auto Receivables Trust 2021-P3, 1.03%, 6/10/27	1,762
2,400,000	Carvana Auto Receivables Trust 2023-P5 144A, 5.62%, 1/10/29 (a)	2,426
8,700,000	Carvana Auto Receivables Trust 2024-P1 144A, 5.05%, 4/10/29 (a)	8,758
3,150,000	Carvana Auto Receivables Trust 2024-P2, 5.33%, 7/10/29	3,183
2,400,000	Carvana Auto Receivables Trust 2024-P4, 4.64%, 1/10/30	2,415
2,000,000	Carvana Auto Receivables Trust 2025-P1, 4.55%, 5/10/30	2,014
2,550,000	CNH Equipment Trust 2025-A, 4.36%, 8/15/30	2,560
3,760,000	CyrusOne Data Centers Issuer I LLC 2024-2A 144A, 4.50%, 5/20/49 (a)	3,641
5,400,000	Dell Equipment Finance Trust 2025-1 144A, 4.61%, 2/24/31 (a)	5,439
7,500,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 1.76%, 4/15/49 (a)	7,092
7,650,000	Diamond Issuer LLC 2021-1A 144A, 2.31%, 11/20/51 (a)	7,172
1,000,000	DLLST LLC 2024-1A 144A, 5.05%, 8/20/27 (a)	1,005
2,900,000	Enterprise Fleet Financing LLC 2024-2 144A, 5.61%, 4/20/28 (a)	2,958
4,240,777	Enterprise Fleet Financing LLC 2023-1 144A, 5.51%, 1/22/29 (a)	4,254
1,030,000	Enterprise Fleet Financing LLC 2023-3 144A, 6.41%, 6/20/30 (a)	1,074
1,900,000	Enterprise Fleet Financing LLC 2024-1 144A, 5.16%, 9/20/30 (a)	1,937
5,150,000	GMF Floorplan Owner Revolving Trust 2024-4A 144A, 4.73%, 11/15/29 (a)	5,212
2,600,000	GreatAmerica Leasing Receivables Funding LLC 2024-2 144A, 5.00%, 9/15/28 (a)	2,633
1,000,000	GreatAmerica Leasing Receivables Funding LLC 2025-1 144A, 4.49%, 4/16/29 (a)	1,007

Principal or Shares	Security Description	Value (000)

1,600,000	Hotwire Funding LLC 2024-1A 144A, 9.19%, 6/20/54 (a)	$1,641
3,264,536	HPEFS Equipment Trust 2023-1A 144A, 5.41%, 2/22/28 (a)	3,268
3,100,000	HPEFS Equipment Trust 2024-2A 144A, 5.36%, 10/20/31 (a)	3,131
1,000,000	Kubota Credit Owner Trust 2024-2A 144A, 5.19%, 5/15/30 (a)	1,025
3,185,510	LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.414%), 5.74%, 7/15/36 (a)(b)	3,167
6,500,000	Nissan Master Owner Trust Receivables 2024-B 144A, 5.05%, 2/15/29 (a)	6,583
3,541,116	OneMain Financial Issuance Trust 2022-2A 144A, 4.89%, 10/14/34 (a)	3,539
4,150,000	PFS Financing Corp. 2024-B 144A, 4.95%, 2/15/29 (a)	4,193
5,000,000	PFS Financing Corp. 2024-F 144A, 4.75%, 8/15/29 (a)	5,049
67,875	Santander Bank Auto Credit-Linked Notes 2022- A 144A, 5.28%, 5/15/32 (a)	68
2,184,768	Santander Drive Auto Receivables Trust 2023-S1 144A, 8.14%, 4/18/28 (a)	2,207
3,159,712	Santander Drive Auto Receivables Trust 2024-S3 144A, 5.81%, 10/16/28 (a)	3,159
4,759,865	Santander Drive Auto Receivables Trust 2024-S2 144A, 5.80%, 12/16/28 (a)	4,758
1,478,436	Santander Drive Auto Receivables Trust 2024-S1 144A, 8.32%, 3/16/29 (a)	1,481
2,500,000	Santander Drive Auto Receivables Trust 2024-2, 5.78%, 7/16/29	2,539
2,400,000	Stack Infrastructure Issuer LLC 2021-1A 144A, 1.88%, 3/26/46 (a)	2,328
2,985,000	Subway Funding LLC 2024-3A 144A, 5.25%, 7/30/54 (a)	2,966
5,000,000	Switch ABS Issuer LLC 2024-2A 144A, 5.44%, 6/25/54 (a)	4,971
4,598,438	Taco Bell Funding LLC 2016-1A 144A, 4.97%, 5/25/46 (a)	4,600
800,000	TierPoint Issuer LLC 2023-1A 144A, 6.00%, 6/25/53 (a)	802
6,550,000	Vantage Data Centers Issuer LLC 2020-1A 144A, 1.65%, 9/15/45 (a)	6,457
1,000,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (a)	1,050
6,400,000	Verizon Master Trust 2024-6, 4.17%, 8/20/30	6,407
1,491,193	Westlake Automobile Receivables Trust 2021- 3A 144A, 2.12%, 1/15/27 (a)	1,480
4,000,000	Wheels Fleet Lease Funding LLC 2025-1A 144A, 4.57%, 1/18/40 (a)	4,013
4,432,500	Wingstop Funding LLC 2020-1A 144A, 2.84%, 12/05/50 (a)	4,208
Total Asset Backed (Cost - $182,793)		182,745
Commercial Paper(c) (2%)
17,500,000	Essential Utilities, Inc., 4.65%, 5/01/25 (Cost - $17,500)	17,498
Corporate Bond (30%)
830,000	AAR Escrow Issuer LLC 144A, 6.75%, 3/15/29 (a)	850

16  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,400,000	ABN AMRO Bank NV 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.650%), 6.34%, 9/18/27 (a)(b)	$2,454
3,570,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 4/01/28	3,592
1,020,000	AGCO Corp., 5.45%, 3/21/27	1,029
4,576,000	Air Lease Corp., 2.88%, 1/15/26	4,512
1,595,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.25%, 3/15/26 (a)	1,567
1,270,000	Alliant Energy Finance LLC 144A, 5.40%, 6/06/27 (a)	1,288
1,550,000	Allison Transmission Inc. 144A, 4.75%, 10/01/27 (a)	1,523
1,000,000	Alumina Pty Ltd. 144A, 6.13%, 3/15/30 (a)	993
5,650,000	American Express Co., (U.S. Secured Overnight Financing Rate + 0.970%), 5.39%, 7/28/27 (b)	5,710
2,715,000	American Express Co., (U.S. Secured Overnight Financing Rate + 0.930%), 5.04%, 7/26/28 (b)	2,754
2,890,000	American Express Co., (U.S. Secured Overnight Financing Rate + 1.260%), 4.73%, 4/25/29 (b)	2,917
2,450,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A, 5.75%, 3/01/27 (a)	2,443
4,465,000	ArcelorMittal SA, 6.55%, 11/29/27	4,645
975,000	Arthur J Gallagher & Co., 4.60%, 12/15/27	983
4,945,000	Athene Global Funding 144A, 5.52%, 3/25/27 (a)	5,026
995,000	Aviation Capital Group LLC 144A, 4.75%, 4/14/27 (a)	996
760,000	Axon Enterprise Inc. 144A, 6.13%, 3/15/30 (a)	775
1,200,000	BAE Systems PLC 144A, 5.00%, 3/26/27 (a)	1,216
4,000,000	Banco Santander SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.950%), 5.37%, 7/15/28 (b)	4,078
1,470,000	Bank of New York Mellon, (U.S. Secured Overnight Financing Rate + 1.135%), 4.73%, 4/20/29 (b)(d)	1,491
4,660,000	Bank of Nova Scotia, (U.S. Secured Overnight Financing Rate + 0.890%), 4.93%, 2/14/29 (b)	4,714
4,995,000	Banque Federative du Credit Mutuel SA 144A, 5.90%, 7/13/26 (a)	5,077
2,225,000	Banque Federative du Credit Mutuel SA 144A, 5.09%, 1/23/27 (a)	2,248
5,000,000	Blackstone Secured Lending Fund, 2.75%, 9/16/26	4,833
2,160,000	Blue Owl Capital Corp., 3.75%, 7/22/25	2,154
1,520,000	Blue Owl Technology Finance Corp. 144A, 3.75%, 6/17/26 (a)	1,483
725,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. 144A, 7.00%, 7/15/29 (a)	738
4,945,000	BNP Paribas SA 144A, (U.S. Secured Overnight Financing Rate + 1.450%), 4.79%, 5/09/29 (a)(b)	4,943
1,900,000	Boeing Co., 6.26%, 5/01/27	1,958
285,000	BPCE SA 144A, 5.20%, 1/18/27 (a)	289
3,245,000	BPCE SA 144A, (U.S. Secured Overnight Financing Rate + 2.100%), 5.98%, 1/18/27 (a)(b)	3,272
2,303,785	Brazos Securitization LLC 144A, 5.01%, 9/01/31 (a)	2,353
2,605,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.440%), 7.15%, 10/29/27 (b)	2,696

Principal or Shares	Security Description	Value (000)

795,000	Carnival Corp. 144A, 5.75%, 3/15/30 (a)	$790
1,550,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.13%, 5/01/27 (a)	1,530
1,065,000	Cencora Inc., 4.63%, 12/15/27	1,073
1,100,000	Citadel Finance LLC 144A, 5.90%, 2/10/30 (a)	1,093
4,890,000	Citibank N.A., (U.S. Secured Overnight Financing Rate + 0.712%), 4.88%, 11/19/27 (b)	4,924
4,685,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 0.870%), 4.79%, 3/04/29 (b)	4,709
3,190,000	CommonSpirit Health, 6.07%, 11/01/27	3,307
2,940,000	Concentrix Corp., 6.65%, 8/02/26	2,996
2,805,000	Credit Agricole SA 144A, 5.59%, 7/05/26 (a)(d)	2,844
1,770,000	Daimler Truck Finance North America LLC 144A, 5.13%, 9/25/27 (a)	1,790
1,015,000	Daimler Truck Finance North America LLC 144A, 4.95%, 1/13/28 (a)	1,023
1,960,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.950%), 5.43%, 3/01/28 (a)(b)	1,993
520,000	Dell International LLC/EMC Corp., 4.75%, 4/01/28	524
1,485,000	DTE Energy Co., 4.95%, 7/01/27	1,501
3,585,000	Energy Transfer LP, 6.05%, 12/01/26	3,658
3,906,000	EQT Corp. 144A, 3.13%, 5/15/26 (a)	3,831
1,610,000	Evergy Kansas Central Inc., 4.70%, 3/13/28	1,628
2,665,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	2,663
1,270,000	Franklin BSP Capital Corp., 7.20%, 6/15/29	1,293
720,000	Freedom Mortgage Holdings LLC 144A, 9.25%, 2/01/29 (a)	734
2,065,000	General Motors Financial Co. Inc., 5.40%, 4/06/26	2,070
1,770,000	Glencore Funding LLC 144A, 5.34%, 4/04/27 (a)	1,795
4,300,000	Goldman Sachs Bank USA, (U.S. Secured Overnight Financing Rate + 0.777%), 5.28%, 3/18/27 (b)	4,329
4,655,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.075%), 5.80%, 8/10/26 (b)	4,666
2,455,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.319%), 4.94%, 4/23/28 (b)	2,478
1,085,000	HCA Inc., 5.00%, 3/01/28	1,098
800,000	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl 144A, 8.75%, 5/01/29 (a)	778
2,280,000	Hess Midstream Operations LP 144A, 5.88%, 3/01/28 (a)	2,287
640,000	Hess Midstream Operations LP 144A, 6.50%, 6/01/29 (a)	651
935,000	Hilton Domestic Operating Co. Inc. 144A, 5.88%, 4/01/29 (a)	945
3,270,000	Holcim Finance U.S. LLC 144A, 4.70%, 4/07/28 (a)	3,295
3,045,000	Huntington National Bank, (U.S. Secured Overnight Financing Rate + 0.720%), 4.87%, 4/12/28 (b)	3,061
985,000	Hyundai Capital America 144A, 6.25%, 11/03/25 (a)	991
1,525,000	Icon Investments Six DAC, 5.81%, 5/08/27	1,556
1,390,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.190%), 5.04%, 1/23/28 (b)	1,404
2,515,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.930%), 4.98%, 7/22/28 (b)	2,545
1,915,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.860%), 4.51%, 10/22/28 (b)	1,921

Semi-Annual   17

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

1,220,000	KeyBank N.A., 4.70%, 1/26/26	$1,218
4,723,000	KeyBank N.A., 5.85%, 11/15/27	4,851
2,300,000	Las Vegas Sands Corp., 5.90%, 6/01/27	2,330
1,540,000	M&T Bank Corp., (U.S. Secured Overnight Financing Rate + 0.930%), 4.83%, 1/16/29 (b)	1,544
1,470,000	Manufacturers & Traders Trust Co., 4.65%, 1/27/26	1,469
3,210,000	Mars Inc. 144A, 4.60%, 3/01/28 (a)	3,245
1,550,000	Match Group Holdings II LLC 144A, 5.00%, 12/15/27 (a)	1,526
680,000	Meritage Homes Corp., 5.13%, 6/06/27 (d)	687
1,650,000	Microchip Technology Inc., 4.90%, 3/15/28	1,654
2,905,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.770%), 6.14%, 10/16/26 (b)	2,923
2,440,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.380%), 4.99%, 4/12/29 (b)	2,474
4,335,000	Morgan Stanley Bank N.A., (U.S. Secured Overnight Financing Rate + 0.680%), 4.45%, 10/15/27 (b)	4,341
2,545,000	Morgan Stanley Bank N.A., (U.S. Secured Overnight Financing Rate + 0.930%), 4.97%, 7/14/28 (b)	2,571
4,865,000	National Bank of Canada, (U.S. Secured Overnight Financing Rate + 1.036%), 5.60%, 7/02/27 (b)	4,924
5,000,000	National Fuel Gas Co., 5.50%, 10/01/26	5,059
1,440,000	NatWest Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.350%), 5.85%, 3/02/27 (b)	1,454
1,560,000	OneMain Finance Corp., 7.13%, 3/15/26	1,575
1,930,000	ONEOK Inc., 5.55%, 11/01/26	1,954
1,400,000	PBF Holding Co. LLC/PBF Finance Corp. 144A, 9.88%, 3/15/30 (a)(d)	1,234
1,380,000	Penske Automotive Group Inc., 3.50%, 9/01/25	1,371
1,025,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.35%, 1/12/27 (a)	1,037
2,300,000	Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26	2,301
985,000	PNC Financial Services Group Inc., (U.S. Secured Overnight Financing Rate + 1.342%), 5.30%, 1/21/28 (b)	1,000
2,945,000	Regal Rexnord Corp., 6.05%, 2/15/26	2,963
1,060,000	Rio Tinto Finance USA PLC, 4.50%, 3/14/28 (d)	1,069
3,350,000	Rocket Mortgage LLC/Rocket Mortgage Co.- Issuer Inc. 144A, 2.88%, 10/15/26 (a)	3,236
795,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.232%), 6.12%, 5/31/27 (b)	804
4,525,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.610%), 5.47%, 3/20/29 (b)	4,543
2,850,000	SBA Tower Trust 144A, 1.88%, 1/15/26 (a)	2,790
3,800,000	SBA Tower Trust 144A, 1.63%, 11/15/26 (a)	3,619
1,550,000	Sirius XM Radio LLC 144A, 3.13%, 9/01/26 (a)	1,510
690,000	SM Energy Co. 144A, 6.75%, 8/01/29 (a)	645
1,070,000	Smith & Nephew PLC, 5.15%, 3/20/27	1,083
1,550,000	Standard Industries Inc. 144A, 5.00%, 2/15/27 (a)	1,540
645,000	Starwood Property Trust Inc. 144A, 6.50%, 7/01/30 (a)	649
550,000	Sunoco LP 144A, 7.00%, 5/01/29 (a)	566
1,960,000	Synopsys Inc., 4.65%, 4/01/28	1,983
1,550,000	TerraForm Power Operating LLC 144A, 5.00%, 1/31/28 (a)	1,511

Principal or Shares	Security Description	Value (000)

1,600,000	The Campbell’s Company, 5.20%, 3/19/27	$1,627
865,000	T-Mobile USA Inc., 2.25%, 2/15/26	849
3,885,000	Toronto-Dominion Bank, 4.86%, 1/31/28	3,940
850,000	Transocean Inc. 144A, 8.25%, 5/15/29 (a)	686
1,565,000	Travel + Leisure Co. 144A, 6.63%, 7/31/26 (a)	1,577
2,240,000	UBS Group AG 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.600%), 6.33%, 12/22/27 (a)(b)(d)	2,301
1,550,000	Var Energi ASA 144A, 7.50%, 1/15/28 (a)	1,635
580,000	Vistra Operations Co. LLC 144A, 5.05%, 12/30/26 (a)	583
935,000	Vistra Operations Co. LLC 144A, 5.00%, 7/31/27 (a)	928
2,570,000	Warnermedia Holdings Inc., 3.76%, 3/15/27	2,502
1,930,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.71%, 4/22/28 (b)	1,973
3,610,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.370%), 4.97%, 4/23/29 (b)	3,656
1,340,000	Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	1,337
3,650,000	Whistler Pipeline LLC 144A, 5.40%, 9/30/29 (a)	3,680
1,080,000	Williams Cos. Inc., 5.40%, 3/02/26	1,086
480,000	XHR LP 144A, 6.63%, 5/15/30 (a)	473
Total Corporate Bond (Cost - $275,183)		277,460
Mortgage Backed (14%)
2,500,000	Acrec 2025 Fl LLC 2025-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.310%), 5.63%, 8/18/42 (a)(b)	2,478
2,000,000	BDS Ltd. 2021-FL9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.814%), 6.13%, 11/16/38 (a)(b)	2,004
116,530,000	Benchmark Mortgage Trust 2018-B6, 0.55%, 10/10/51 (e)	1,046
4,373,777	BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.264%), 5.58%, 8/19/38 (a)(b)	4,344
2,120,000	BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.714%), 6.03%, 8/19/38 (a)(b)	2,099
1,000,000	BX Commercial Mortgage Trust 2021-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 1.064%), 5.39%, 9/15/36 (a)(b)	990
2,430,024	BX Commercial Mortgage Trust 2024-XL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.792%), 6.11%, 2/15/39 (a)(b)	2,429
4,400,000	BX Commercial Mortgage Trust 2024-GPA2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.542%), 5.86%, 11/15/41 (a)(b)	4,406
3,600,000	BX Trust 2024-VLT4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.941%), 6.26%, 7/15/29 (a)(b)	3,571
4,000,000	BX Trust 2021-ARIA 144A, (1 mo. Term Secured Overnight Financing Rate + 1.014%), 5.34%, 10/15/36 (a)(b)	3,972
3,100,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 1.893%), 6.21%, 3/15/42 (a)(b)	3,070
5,137,537	BXMT Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.164%), 5.49%, 5/15/38 (a)(b)	5,081
21,556,725	Cantor Commercial Real Estate Lending 2019- CF1, 1.27%, 5/15/52 (e)	687

18  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,386,394	Colt Mortgage Loan Trust 2024-7 144A, 5.54%, 12/26/69 (a)	$2,391
2,799,116	COLT Mortgage Loan Trust 2024-6 144A, 5.39%, 11/25/69 (a)	2,806
405,072	Connecticut Avenue Securities Trust 2019- HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.264%), 6.62%, 11/25/39 (a)(b)	406
900,000	Connecticut Avenue Securities Trust 2020- SBT1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.764%), 8.12%, 2/25/40 (a)(b)	935
2,740,000	Connecticut Avenue Securities Trust 2021- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.100%), 7.45%, 10/25/41 (a)(b)	2,787
3,750,000	Connecticut Avenue Securities Trust 2022- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.150%), 7.50%, 12/25/41 (a)(b)	3,825
1,891,693	Connecticut Avenue Securities Trust 2022- R08 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.550%), 6.90%, 7/25/42 (a)(b)	1,931
2,700,000	Connecticut Avenue Securities Trust 2024- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 6.15%, 1/25/44 (a)(b)	2,707
2,600,000	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 6.15%, 2/25/44 (a)(b)	2,601
2,926,850	Connecticut Avenue Securities Trust 2024- R05 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 5.35%, 7/25/44 (a)(b)	2,925
1,150,000	Connecticut Avenue Securities Trust 2024- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 5.95%, 9/25/44 (a)(b)	1,150
2,342,581	Cross Mortgage Trust 2024-H8 144A, 5.55%, 12/25/69 (a)(e)	2,350
13,150,000	Fannie Mae Connecticut Avenue Securities 2021- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.000%), 6.35%, 11/25/41 (a)(b)	13,169
5,475,749	Freddie Mac REMIC 5057, 1.00%, 4/15/54	5,064
3,100,000	Freddie Mac STACR REMIC Trust 2021-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.400%), 7.75%, 10/25/41 (a)(b)	3,179
3,000,000	Freddie Mac STACR REMIC Trust 2021-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.650%), 8.00%, 11/25/41 (a)(b)	3,086
1,300,000	Freddie Mac STACR REMIC Trust 2022-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.400%), 6.75%, 2/25/42 (a)(b)	1,328
600,219	Freddie Mac STACR REMIC Trust 2022-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.150%), 6.50%, 9/25/42 (a)(b)	604

Principal or Shares	Security Description	Value (000)

1,500,044	Freddie Mac STACR REMIC Trust 2024-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.200%), 5.55%, 5/25/44 (a)(b)	$1,500
3,896,920	Freddie Mac STACR REMIC Trust 2024-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.250%), 5.60%, 5/25/44 (a)(b)	3,897
1,000,000	Freddie Mac STACR REMIC Trust 2024-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.450%), 5.80%, 10/25/44 (a)(b)	997
507,547	Freddie Mac STACR REMIC Trust 2022-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.500%), 6.85%, 3/25/52 (a)(b)	514
4,350,000	FS Rialto Issuer LLC 2024-FL9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.631%), 5.95%, 10/19/39 (a)(b)	4,344
2,438,512	Greystone CRE Notes Ltd. 2021-HC2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.914%), 6.24%, 12/15/39 (a)(b)	2,442
1,978,000	HIH Trust 2024-61P 144A, (1 mo. Term Secured Overnight Financing Rate + 1.842%), 6.16%, 10/15/41 (a)(b)	1,977
2,300,123	JP Morgan Mortgage Trust 2024-NQM1 144A, 5.59%, 2/25/64 (a)	2,316
2,000,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.295%), 5.62%, 5/15/39 (a)(b)	1,937
1,804,550	New Residential Mortgage Loan Trust 2017-1A 144A, 4.00%, 2/25/57 (a)(e)	1,755
1,220,758	New Residential Mortgage Loan Trust 2017-4A 144A, 4.00%, 5/25/57 (a)(e)	1,178
2,472,070	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (a)	2,464
3,340,581	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (a)	3,343
1,967,739	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (a)	1,956
1,898,685	OBX Trust 2024-NQM15 144A, 5.32%, 10/25/64 (a)	1,898
1,931,386	OBX Trust 2024-NQM18 144A, 5.41%, 10/25/64 (a)(e)	1,935
892,331	OBX Trust 2024-NQM16 144A, 5.53%, 10/25/64 (a)	894
1,768,657	OBX Trust 2025-NQM6 144A, 5.60%, 3/25/65 (a)	1,779
4,850,000	ONE Mortgage Trust 2021-PARK 144A, (1 mo. Term Secured Overnight Financing Rate + 0.814%), 5.14%, 3/15/36 (a)(b)	4,746
3,379,885	Provident Funding Mortgage Trust 2020-F1 144A, 2.00%, 1/25/36 (a)(e)	3,008
1,203,796	Verus Securitization Trust 2024-R1 144A, 5.22%, 9/25/69 (a)(e)	1,203
Total Mortgage Backed (Cost - $137,473)		135,504
Municipal (1%)
2,330,000	California Earthquake Authority A, 5.60%, 7/01/27	2,354
9,329,830	Texas Natural Gas Securitization Finance Corp., 5.10%, 4/01/35	9,530
Total Municipal (Cost - $11,660)		11,884

Semi-Annual   19

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)
U.S. Treasury (34%)
45,001,000	U.S. Treasury Note, 3.75%, 4/15/26	$44,940
93,088,000	U.S. Treasury Note, 4.38%, 8/15/26	93,784
74,740,000	U.S. Treasury Note, 3.50%, 9/30/26	74,502
9,305,000	U.S. Treasury Note, 4.13%, 10/31/26	9,359
4,405,000	U.S. Treasury Note, 4.25%, 11/30/26	4,442
32,835,000	U.S. Treasury Note, 4.25%, 12/31/26	33,137
12,145,000	U.S. Treasury Note, 3.88%, 3/31/27	12,202
7,595,000	U.S. Treasury Note, 4.63%, 6/15/27	7,755
6,955,000	U.S. Treasury Note, 3.75%, 8/15/27	6,980
23,670,000	U.S. Treasury Note, 3.38%, 9/15/27	23,564
2,440,000	U.S. Treasury Note, 4.25%, 2/15/28	2,483
4,690,000	U.S. Treasury Note, 3.75%, 4/15/28	4,712
Total U.S. Treasury (Cost - $315,984)		317,860
Investment Company (1%)
12,353,620	Payden Cash Reserves Money Market Fund *
	(Cost - $ 12,354)	12,354
Total Investments (Cost - $952,947) (102%)		955,305
Liabilities in excess of Other Assets (-2%)		(18,175)
Net Assets (100%)		$937,130
*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025.
(c)	Yield to maturity at time of purchase.
(d)

All or a portion of these securities are on loan. At April 30, 2025, the total market value of the Fund’s securities on loan is $8,662 and the total market value of the collateral held by the Fund is $8,975. Amounts in 000s.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	1,289	Jun-25	$268,303	$1,968	$1,968

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$8,662
Non-cash Collateral[2]	(8,662)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

20  Payden Mutual Funds

     Payden U.S. Government Fund

Schedule of Investments - April 30, 2025 (Unaudited)
Principal or Shares	Security Description	Value (000)

Asset Backed (1%)
731,282	Fannie Mae Grantor Trust 2017-T1, 2.90%, 6/25/27 (Cost - $709)	$711
Mortgage Backed (43%)
1,553,382	Fannie Mae-Aces 2017-M15, 3.21%, 11/25/27 (a)	1,524
959,359	FH 841779 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.335%), 4.44%, 6/01/54 (b)	947
706,398	FH 8C0092 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.130%), 1.54%, 8/01/51 (b)	657
841,744	FH 8C0312 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.130%), 4.44%, 7/01/52 (b)	836
700,000	FHLMC Multifamily Structured Pass-Through Certificates K058, 2.65%, 8/25/26	687
1,015,258	FHLMC Multifamily Structured Pass-Through Certificates K061, 3.35%, 11/25/26 (a)	1,002
1,200,000	FHLMC Multifamily Structured Pass-Through Certificates K505, 4.82%, 6/25/28	1,227
297,704	FHLMC Multifamily Structured Pass-Through Certificates Q013, 4.61%, 5/25/50 (a)	297
223,927	FN AS4186 15YR, 2.50%, 1/01/30	217
140,721	FN AS6443 15YR, 3.00%, 12/01/30	137
244,899	FN AS8013 15YR, 2.50%, 9/01/31	236
270,368	FN BM4153 15YR, 3.00%, 6/01/33	264
1,199,207	FN BM7166 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.346%), 5.16%, 3/01/53 (b)	1,216
383,169	FN BP6814 ARM, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Year + 1.610%), 2.29%, 5/01/50 (b)	357
712,858	FN BR9966 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.610%), 1.92%, 5/01/51 (b)	648
743,488	FN BV2462 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.130%), 3.78%, 6/01/52 (b)	728
959,739	FN CB9937 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.284%), 5.06%, 2/01/55 (b)	969
1,030,008	FN FS2395 15YR, 3.50%, 7/01/37	997
1,001,112	FN MA4694 15YR, 3.50%, 8/01/37	965
1,531,507	FN MA4869 30YR, 5.50%, 1/01/53	1,534
810,350	FN MA5072 30YR, 5.50%, 7/01/53	811
745,065	FN MA5110 15YR, 5.00%, 8/01/38	750
629,658	FNR 2024-21 DA 2024-21, 5.50%, 12/25/46	633
56,449	FNR FA 2002-10, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.864%), 5.22%, 2/25/32 (b)	57

Principal or Shares	Security Description	Value (000)

599,390	FR SB8192 15YR, 5.00%, 10/01/37	$604
1,360,820	FR SB8206 15YR, 5.00%, 1/01/38	1,371
824,983	FR SD8308 30YR, 5.50%, 3/01/53	826
1,448,217	FR SD8452 30YR, 5.00%, 8/01/54	1,421
1,110,226	FR SD8461 30YR, 5.00%, 9/01/54	1,089
627,171	Freddie Mac REMICS 5451, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.100%), 5.45%, 9/25/54 (b)	626
764,236	FRESB Mortgage Trust 2021-SB83, 0.63%, 1/25/26 (a)	746
744,739	FRESB Mortgage Trust 2017-SB38, 2.92%, 8/25/27 (a)	725
726,508	FRESB Mortgage Trust 2018-SB56, 3.70%, 10/25/28 (a)	714
664,636	FRESB Mortgage Trust 2019-SB59, 3.47%, 1/25/29 (a)	649
897,008	FRESB Mortgage Trust 2020-SB79, 0.80%, 7/25/40 (a)(b)	885
211,054	G2 778200, 4.00%, 2/20/32	209
175,511	G2 778203, 4.75%, 2/20/32	177
530,480	G2 AD0857, 3.75%, 9/20/33	520
225,720	G2 AY5132, 3.25%, 7/20/37	215
428,176	G2 AY5138, 3.25%, 12/20/37	407
222,333	GN 728153, 5.50%, 10/15/29	226
94,953	GNR ST 2014-79, 33.00%, 7/20/29 (a)(c)	1
Total Mortgage Backed (Cost - $30,467)		29,107
U.S. Treasury (54%)
1,400,000	U.S. Treasury Note, 4.00%, 2/15/26	1,400
6,000,000	U.S. Treasury Note, 3.63%, 5/15/26	5,985
6,000,000	U.S. Treasury Note, 4.38%, 12/15/26	6,065
7,700,000	U.S. Treasury Note, 4.00%, 1/15/27	7,743
5,500,000	U.S. Treasury Note, 3.25%, 6/30/27	5,462
6,000,000	U.S. Treasury Note, 3.75%, 8/15/27	6,021
4,000,000	U.S. Treasury Note, 4.00%, 2/29/28	4,044
Total U.S. Treasury (Cost - $36,433)		36,720
Investment Company (1%)
1,005,970	Payden Cash Reserves Money Market Fund * (Cost - $1,006)	1,006
Total Investments (Cost - $68,615) (99%)		67,544
Other Assets, net of Liabilities (1%)		634

Net Assets (100%)		$68,178

*	Affiliated investment.
(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025.
(c)	Yield to maturity at time of purchase.

Semi-Annual   21

     Payden U.S. Government Fund continued

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (000s)
Long Contracts:
U.S. Treasury 10-Year Note Future	10	Jun-25	$1,122	$25	$25
U.S. Treasury 5-Year Note Future	112	Jun-25	12,230	235	235
Short Contracts:
U.S. Ultra Bond Future	9	Jun-25	(1,089)	4	4

Total Futures					$264

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
4-Year SOFR Swap, Receive Variable 0.00% (SOFRRATE)
Annually, Pay Fixed 3.7079% Annually	08/31/2029	$4,308	$(67)	$—	$(67)

See notes to financial statements.

22  Payden Mutual Funds

     Payden GNMA Fund

Schedule of Investments - April 30, 2025 (Unaudited)
Principal or Shares	Security Description	Value (000)

Mortgage Backed (121%)
403,575	FHLMC Multifamily Structured Pass-Through Certificates KF60, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.604%), 4.94%, 2/25/26 (a)	$404
490,125	FHLMC Multifamily Structured Pass-Through Certificates KF62, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.594%), 4.93%, 4/25/26 (a)	490
1,119,813	FHLMC Multifamily Structured Pass-Through Certificates KF68, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.604%), 4.94%, 7/25/26 (a)	1,120
363,349	FHLMC Multifamily Structured Pass-Through Certificates KI08, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.200%), 4.53%, 10/25/26 (a)	362
117,190	FHLMC Multifamily Structured Pass-Through Certificates KF74, (1 mo. Secured Overnight Financing Rate Index + 0.530%), 4.87%, 1/25/27 (a)	117
407,264	FHLMC Multifamily Structured Pass-Through Certificates KS09, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.484%), 4.84%, 10/25/27 (a)	407
1,313,998	FHLMC Multifamily Structured Pass-Through Certificates KF50, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.514%), 4.85%, 7/25/28 (a)	1,310
365,457	FHLMC Multifamily Structured Pass-Through Certificates Q013, 4.61%, 5/25/50 (b)	365
1,026,067	FN AL6513, 5.00%, 7/01/44	1,035
188,795	FN BM2007 30YR, 4.00%, 9/01/48	178
1,096,804	FN FM9195 30YR, 2.50%, 10/01/51	920
450,832	FN FS8791 30YR, 6.00%, 8/01/54	459
1,632,344	FN MA3238 30YR, 3.50%, 1/01/48	1,497
1,661,041	FN MA4918 30YR, 5.00%, 2/01/53	1,631
61,060	FNR FA 2007-110, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.734%), 5.09%, 12/25/37 (a)	61
923,628	FR RA7790 30YR, 5.00%, 8/01/52	908
2,355,247	FR SD8199 30YR, 2.00%, 3/01/52	1,872
841,327	Freddie Mac REMICS 5451, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.100%), 5.45%, 9/25/54 (a)	840
504,515	FRESB Mortgage Trust 2017-SB41, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.814%), 5.15%, 9/25/37 (a)	504
132,068	G2 3711 30YR, 5.50%, 5/20/35	135
105,843	G2 3772 30YR, 5.00%, 10/20/35	106
218,477	G2 3785 30YR, 5.00%, 11/20/35	220
248,270	G2 4802 30YR, 5.00%, 9/20/40	251
850,929	G2 4853 30YR, 4.00%, 11/20/40	815
312,711	G2 5083 30YR, 5.00%, 6/20/41	316
997,332	G2 5115 30YR, 4.50%, 7/20/41	990
852,503	G2 5258 30YR, 3.50%, 12/20/41	798
428,692	G2 770239 30YR, 4.00%, 2/20/42	409
468,552	G2 785023 15YR, 3.00%, 5/20/34	458
1,213,031	G2 785219 30YR, 2.00%, 12/20/50	971
461,957	G2 785289 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.69%, 12/20/47 (a)	470

Principal or Shares	Security Description	Value (000)

1,217,897	G2 785524 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.534%), 4.70%, 12/20/41 (a)	$1,237
51,120	G2 80029 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 1/20/27 (a)	51
93,329	G2 80052 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 3/20/27 (a)	93
69,718	G2 80059 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.88%, 4/20/27 (a)	69
161,096	G2 80074 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.88%, 5/20/27 (a)	161
383,082	G2 80152 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 1/20/28 (a)	383
102,192	G2 80154 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 1/20/28 (a)	102
147,621	G2 80169 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 2/20/28 (a)	147
241,995	G2 80184 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.88%, 4/20/28 (a)	243
277,043	G2 80319 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 9/20/29 (a)	278
320,924	G2 80637 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 9/20/32 (a)	325
654,892	G2 80795 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.75%, 12/20/33 (a)	668
256,224	G2 80826 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 2/20/34 (a)	260
402,810	G2 80835 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 2/20/34 (a)	409
392,058	G2 81282 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 3/20/35 (a)	398
403,700	G2 82074 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.88%, 5/20/38 (a)	411
269,278	G2 82107 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 7/20/38 (a)	274
487,921	G2 82457 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 1/20/40 (a)	497
280,422	G2 82463 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 1/20/40 (a)	286
36,528	G2 83031 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 6.50%, 1/20/42 (a)	37

Semi-Annual   23

     Payden GNMA Fund continued

Principal or Shares	Security Description	Value (000)

82,098	G2 8991 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.75%, 10/20/26 (a)	$82
805,798	G2 AY5132, 3.25%, 7/20/37	766
856,816	G2 AY5138, 3.25%, 12/20/37	814
125,108	G2 MA0312, 3.50%, 8/20/42	113
159,161	G2 MA0387, 3.50%, 9/20/42	144
1,172,548	G2 MA0698 30YR, 3.00%, 1/20/43	1,070
1,062,595	G2 MA1012 30YR, 3.50%, 5/20/43	987
941,419	G2 MA1089 30YR, 3.00%, 6/20/43	857
920,365	G2 MA1520 30YR, 3.00%, 12/20/43	837
859,268	G2 MA2304 30YR, 4.00%, 10/20/44	818
781,059	G2 MA2522 30YR, 4.00%, 1/20/45	740
485,343	G2 MA2767 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.50%, 4/20/45 (a)	496
378,068	G2 MA3454 30YR, 3.50%, 2/20/46	348
1,194,716	G2 MA3662 30YR, 3.00%, 5/20/46	1,075
735,908	G2 MA3663 30YR, 3.50%, 5/20/46	677
1,378,442	G2 MA3735 30YR, 3.00%, 6/20/46	1,240
593,987	G2 MA3936 30YR, 3.00%, 9/20/46	534
499,317	G2 MA4069 30YR, 3.50%, 11/20/46	459
600,499	G2 MA4195 30YR, 3.00%, 1/20/47	539
375,893	G2 MA4197 30YR, 4.00%, 1/20/47	355
581,451	G2 MA4262 30YR, 3.50%, 2/20/47	535
751,705	G2 MA4321 30YR, 3.50%, 3/20/47	691
416,639	G2 MA4322 30YR, 4.00%, 3/20/47	393
1,003,166	G2 MA4382 30YR, 3.50%, 4/20/47	922
308,160	G2 MA4510 30YR, 3.50%, 6/20/47	283
664,074	G2 MA4719 30YR, 3.50%, 9/20/47	608
487,753	G2 MA4962 30YR, 3.50%, 1/20/48	448
1,066,940	G2 MA5265 30YR, 4.50%, 6/20/48	1,036
1,816,055	G2 MA6473 30YR, 2.50%, 2/20/50	1,553
540,892	G2 MA6709 30YR, 2.50%, 6/20/50	463
2,123,181	G2 MA6818 30YR, 2.00%, 8/20/50	1,734
1,310,144	G2 MA6930 30YR, 2.00%, 10/20/50	1,070
1,882,452	G2 MA6931 30YR, 2.50%, 10/20/50	1,608
1,938,589	G2 MA7051 30YR, 2.00%, 12/20/50	1,583
2,093,237	G2 MA7367 30YR, 2.50%, 5/20/51	1,786
761,775	G2 MA7471 30YR, 2.00%, 7/20/51	622
1,343,451	G2 MA7472 30YR, 2.50%, 7/20/51	1,146
754,755	G2 MA7473 30YR, 3.00%, 7/20/51	669
2,267,640	G2 MA7533 30YR, 2.00%, 8/20/51	1,852
1,752,399	G2 MA7535 30YR, 3.00%, 8/20/51	1,553
2,336,737	G2 MA7589 30YR, 2.50%, 9/20/51	1,993
2,287,956	G2 MA7648 30YR, 2.00%, 10/20/51	1,869
1,845,742	G2 MA7705 30YR, 2.50%, 11/20/51	1,574
974,629	G2 MA7706 30YR, 3.00%, 11/20/51	864
2,571,777	G2 MA7767 30YR, 2.50%, 12/20/51	2,194
1,538,358	G2 MA7768 30YR, 3.00%, 12/20/51	1,363
2,364,276	G2 MA7881 30YR, 2.50%, 2/20/52	2,017
395,506	G2 MA7882 30YR, 3.00%, 2/20/52	351
2,120,344	G2 MA7987 30YR, 2.50%, 4/20/52	1,809
1,575,649	G2 MA7990 30YR, 4.00%, 4/20/52	1,473
794,146	G2 MA8097 30YR, 2.50%, 6/20/52	677
879,304	G2 MA8146 30YR, 2.00%, 7/20/52	718
830,885	G2 MA8200 30YR, 4.00%, 8/20/52	777
414,346	G2 MA8266 30YR, 3.50%, 9/20/52	377
1,124,262	G2 MA8570 30YR, 5.50%, 1/20/53	1,129
1,454,568	G2 MA8648 30YR, 5.50%, 2/20/53	1,460
824,679	G2 MA8948 30YR, 5.50%, 6/20/53	827
2,173,487	G2 MA9726 30YR, 6.00%, 6/20/54	2,205
441,625	G2 MA9779 30YR, 5.50%, 7/20/54	442
1,480,880	G2 MB0026 30YR, 5.50%, 11/20/54	1,482
2,700,000	G2SF, 3.50%, 5/20/5530YR TBA (c)	2,453

Principal or Shares	Security Description	Value (000)

2,700,000	G2SF, 4.50%, 5/20/5530YR TBA (c)	$2,585
4,400,000	G2SF, 5.00%, 5/20/5530YR TBA (c)	4,317
5,010,000	G2SF, 5.50%, 5/20/5530YR TBA (c)	5,009
5,530,000	G2SF, 6.00%, 5/20/5530YR TBA (c)	5,595
1,500,000	G2SF, 6.50%, 5/20/5530YR TBA (c)	1,534
33,179	GN 455989, 5.00%, 7/15/26	33
22,597	GN 558954, 5.25%, 5/15/29	23
200,218	GN 558956, 4.50%, 6/15/29	200
92,230	GN 605099 30YR, 5.50%, 3/15/34	95
231,847	GN 616826 30YR, 5.50%, 1/15/35	235
466,399	GN 710868 30YR, 5.50%, 9/15/39	481
134,373	GN 728153, 5.50%, 10/15/29	137
42,856	GN 728159, 5.25%, 11/15/29	43
95,590	GN 781810 30YR, 5.50%, 10/15/34	98
863,314	GNR 2009-22 FA 2009-22, (1 mo. Term Secured Overnight Financing Rate + 0.844%), 5.16%, 4/20/39 (a)	866
253,684	GNR AF 2012-18, (1 mo. Term Secured Overnight Financing Rate + 0.414%), 4.73%, 2/20/38 (a)	254
459,953	GNR F 2004-56, (1 mo. Term Secured Overnight Financing Rate + 0.514%), 4.83%, 6/20/33 (a)	459
98,951	GNR FA 2001-35, (1 mo. Term Secured Overnight Financing Rate + 0.364%), 4.69%, 8/16/31 (a)	99
170,769	GNR FB 2007-76, (1 mo. Term Secured Overnight Financing Rate + 0.614%), 4.93%, 11/20/37 (a)	171
469,460	GNR FB 2008-11, (1 mo. Term Secured Overnight Financing Rate + 0.714%), 5.03%, 2/20/38 (a)	469
259,901	GNR FC 2003-71, (1 mo. Term Secured Overnight Financing Rate + 0.614%), 4.93%, 7/20/33 (a)	259
403,178	GNR FC 2007-54, (1 mo. Term Secured Overnight Financing Rate + 0.374%), 4.69%, 9/20/37 (a)	402
740,885	GNR FC 2018-91, (1 mo. Term Secured Overnight Financing Rate + 0.414%), 4.74%, 7/20/48 (a)	723
251,972	GNR FG 2004-86, (1 mo. Term Secured Overnight Financing Rate + 0.514%), 4.83%, 7/20/34 (a)	252
350,100	GNR FH 2004-59, (1 mo. Term Secured Overnight Financing Rate + 0.364%), 4.69%, 8/16/34 (a)	349
143,572	GNR FH 2008-2, (1 mo. Term Secured Overnight Financing Rate + 0.564%), 4.88%, 1/20/38 (a)	143
552,480	GNR FJ 2019-6, (1 mo. Term Secured Overnight Financing Rate + 0.514%), 4.83%, 1/20/49 (a)	537
452,991	GNR FK 2006-60, (1 mo. Term Secured Overnight Financing Rate + 0.314%), 4.64%, 11/20/36 (a)	452
248,241	GNR LF 2011-153, (1 mo. Term Secured Overnight Financing Rate + 0.364%), 4.69%, 7/16/41 (a)	245
220,492	GNR ST 2014-79, 33.00%, 7/20/29 (b)(d)	3
567,161	GNR UF 2008-67, (1 mo. Term Secured Overnight Financing Rate + 0.564%), 4.88%, 6/20/38 (a)	567
Total Mortgage Backed (Cost - $121,472)		114,943

24  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Investment Company (1%)
1,105,551	Payden Cash Reserves Money Market Fund *
	(Cost - $1,106)	$1,106
Total Investments (Cost - $122,578) (122%)		116,049
Liabilities in excess of Other Assets (-22%)		(21,291)
Net Assets (100%)		$94,758

*	Affiliated investment.
(a)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025.
(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security was purchased on a delayed delivery basis.
(d)	Yield to maturity at time of purchase.

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (000s)
Long Contracts:
U.S. Treasury 10-Year Note Future	30	Jun-25	$3,367	$2	$2
U.S. Treasury 5-Year Note Future	54	Jun-25	5,897	97	97

Total Futures					$99

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
4-Year SOFR Swap, Pay Fixed 3.708% Annually, Receive
Variable 0.00% (SOFRRATE) Annually	08/31/2029	$5,815	$(90)	$—	$(90)

See notes to financial statements.

Semi-Annual   25

      Payden Core Bond Fund

Schedule of Investments - April 30, 2025 (Unaudited)
Principal or Shares	Security Description	Value (000)

Asset Backed (8%)
4,000,000	AGL CLO Ltd. 2022-22A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.190%), 5.46%, 1/20/37 (a)(b)	$3,976
3,000,000	Bain Capital Credit CLO Ltd. 2020-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.210%), 5.49%, 10/23/34 (a)(b)	2,993
3,800,000	Beechwood Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.300%), 5.58%, 1/17/35 (a)(b)	3,800
3,257,136	Carlyle Global Market Strategies CLO Ltd. 2012-4A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.120%), 5.39%, 4/22/32 (a)(b)	3,255
2,716,782	CARS-DB4 LP 2020-1A 144A, 3.25%, 2/15/50 (b)	2,507
3,225,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 4.94%, 1/25/52 CAD (b)(c)	2,312
2,800,000	CyrusOne Data Centers Issuer I LLC 2024-2A 144A, 4.50%, 5/20/49 (b)	2,712
3,145,939	Dryden CLO Ltd. 2019-72A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.42%, 5/15/32 (a)(b)	3,142
29	Exeter Automobile Receivables Trust 2021-2, 0.00%, 2/15/28 (d)	1,466
4,700,000	Galaxy XXII CLO Ltd. 2016-22A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.240%), 5.50%, 4/16/34 (a)(b)	4,688
389,366	JPMorgan Chase Bank N.A.-CACLN 2020-2 144A, 31.36%, 2/25/28 (b)	397
1,165,413	JPMorgan Chase Bank N.A.-CACLN 2021-1 144A, 28.35%, 9/25/28 (b)	1,196
1,831	JPMorgan Chase Bank N.A.-CACLN 2021-3 144A, 2.10%, 2/26/29 (b)	2
3,600,000	LCM Ltd. 39A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.340%), 5.60%, 10/15/34 (a)(b)	3,596
2,000,000	Madison Park Funding XLVIII Ltd. 2021-48A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.262%), 6.53%, 4/19/33 (a)(b)	1,997
2,335,000	Neuberger Berman Loan Advisers CLO Ltd. 2020-36A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.800%), 6.07%, 4/20/33 (a)(b)	2,328
1,340,437	Oak Street Investment Grade Net Lease Fund Series 2020-1A 144A, 2.26%, 11/20/50 (b)	1,293
1,742,454	OneMain Financial Issuance Trust 2022-2A 144A, 4.89%, 10/14/34 (b)	1,742
3,725,000	Palmer Square CLO Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.530%), 5.79%, 4/16/37 (a)(b)	3,727
4,500,000	Regatta XXII Funding Ltd. 2022-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 5.52%, 7/20/35 (a)(b)	4,479
1,813,500	Rockford Tower CLO Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.422%), 5.69%, 10/20/31 (a)(b)	1,814
3,760,000	RR Ltd. 2021-16A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.372%), 5.63%, 7/15/36 (a)(b)	3,758

Principal or Shares	Security Description	Value (000)

57,693	Santander Bank Auto Credit-Linked Notes 2022- A 144A, 5.28%, 5/15/32 (b)	$58
150	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28 (d)	1,661
657,083	Santander Drive Auto Receivables Trust 2024-S1 144A, 8.32%, 3/16/29 (b)	658
63	Santander Drive Auto Receivables Trust 2023-S1, 0.00%, (d)	1,555
2,686,500	Store Master Funding I-VII XIV XIX XX XXIV XXII 2024-1A 144A, 5.70%, 5/20/54 (b)	2,767
2,600,000	Symphony CLO XXIV Ltd. 2020-24A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.512%), 6.79%, 1/23/32 (a)(b)	2,599
641,667	TierPoint Issuer LLC 2023-1A 144A, 6.00%, 6/25/53 (b)	643
1,500,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (b)	1,575

Total Asset Backed (Cost - $69,869)		68,696
Bank Loan(e) (1%)
1,613,650	Bangl LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 8.79%, 2/01/29	1,617
1,159,176	CPPIB OVM Member U.S. LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 7.05%, 8/20/31	1,153
2,500,000	Emg Utica Midstream Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 8.30%, 10/24/29	2,494
2,786,000	Verde Purchaser LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 8.30%, 11/30/30	2,768
1,325,794	WaterBridge Midstream Operating LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.05%, 6/27/29	1,270

Total Bank Loan (Cost - $9,267)		9,302
Commercial Paper(d) (1%)
10,000,000	Essential Utilities, Inc., 4.65%, 5/01/25 (Cost - $10,000)	9,999

Corporate Bond (38%)
Financial (18%)
2,450,000	Ally Financial Inc. B, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70% (a)(f)	2,258
2,250,000	Ally Financial Inc., (U.S. Secured Overnight Financing Rate + 2.820%), 6.85%, 1/03/30 (a)	2,336
1,800,000	American Express Co., (Secured Overnight Financing Rate + 1.280%), 5.28%, 7/27/29 (a)	1,848
3,250,000	American Express Co., (U.S. Secured Overnight Financing Rate + 1.440%), 5.02%, 4/25/31 (a)(g)	3,304
4,350,000	American Tower Corp., 2.30%, 9/15/31	3,747
2,400,000	AmFam Holdings Inc. 144A, 3.83%, 3/11/51 (b)	1,496
1,700,000	Ares Capital Corp., 5.95%, 7/15/29	1,722
1,900,000	Ares Management Corp., 5.60%, 10/11/54	1,741
1,800,000	ASB Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.250%), 5.28%, 6/17/32 (a)(b)	1,809
2,450,000	Athene Holding Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.607%), 6.63%, 10/15/54 (a)	2,360

26  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,100,000	Augustar Life Insurance Co. 144A, 6.88%, 6/15/42 (b)	$1,921
2,200,000	Banco Santander SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.900%), 1.72%, 9/14/27 (a)	2,113
3,400,000	Bank of America Corp., (3 mo. Term Secured Overnight Financing Rate + 1.452%), 2.88%, 10/22/30 (a)	3,156
3,000,000	Bank of Montreal f2f, (U.S. Secured Overnight Financing Rate + 0.880%), 4.57%, 9/10/27 (a)	3,003
2,050,000	Bank of Nova Scotia, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.017%), 8.00%, 1/27/84 (a)	2,103
2,100,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 2.210%), 5.83%, 5/09/27 (a)	2,122
1,500,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A, 5.25%, 9/10/29 (b)	1,510
2,330,000	Blackstone Secured Lending Fund, 2.75%, 9/16/26	2,252
2,100,000	Blue Owl Capital Corp., 3.75%, 7/22/25	2,095
2,150,000	Bread Financial Holdings Inc. 144A, 9.75%, 3/15/29 (b)	2,264
1,375,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.62%, 10/30/31 (a)	1,532
2,675,000	Charles Schwab Corp. G, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.971%), 5.38% (a)(f)	2,673
3,300,000	Citibank N.A., 5.57%, 4/30/34	3,407
4,800,000	Corebridge Financial Inc., 3.90%, 4/05/32	4,424
1,550,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.400%), 5.71%, 3/01/30 (a)(b)	1,600
2,250,000	Deutsche Bank AG, (U.S. Secured Overnight Financing Rate + 1.219%), 2.31%, 11/16/27 (a)	2,167
2,670,000	Equinix Inc., 1.80%, 7/15/27	2,526
3,025,000	Extra Space Storage LP, 2.20%, 10/15/30	2,645
1,950,000	GLP Capital LP/GLP Financing II Inc., 4.00%, 1/15/31	1,810
3,600,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.580%), 5.22%, 4/23/31 (a)	3,667
3,300,000	Holcim Finance U.S. LLC 144A, 5.40%, 4/07/35 (b)	3,300
3,000,000	Huntington Bancshares Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 6.14%, 11/18/39 (a)	2,968
1,000,000	Huntington National Bank, (U.S. Secured Overnight Financing Rate + 0.720%), 4.87%, 4/12/28 (a)	1,005
2,900,000	Intesa Sanpaolo SpA 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.900%), 7.78%, 6/20/54 (a)(b)	3,122
2,100,000	Invitation Homes Operating Partnership LP, 4.88%, 2/01/35	1,998
1,337,000	JAB Holdings BV 144A, 2.20%, 11/23/30 (b)	1,141
3,750,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.860%), 4.51%, 10/22/28 (a)	3,761
2,500,000	LPL Holdings Inc., 5.75%, 6/15/35	2,488
2,450,000	Macquarie Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 3.05%, 3/03/36 (a)(b)	2,155

Principal or Shares	Security Description	Value (000)

2,750,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.372%), 3.76%, 11/28/28 (a)(b)	$2,690
3,100,000	Mitsubishi UFJ Financial Group Inc., (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.170%), 5.16%, 4/24/31 (a)	3,158
2,000,000	Morgan Stanley, (3 mo. Term Secured Overnight Financing Rate + 1.890%), 4.43%, 1/23/30 (a)	1,986
2,650,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.100%), 4.65%, 10/18/30 (a)	2,642
1,300,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (b)	1,701
900,000	Nuveen LLC 144A, 5.85%, 4/15/34 (b)	926
2,670,000	Panther Escrow Issuer LLC 144A, 7.13%, 6/01/31 (b)	2,738
2,475,000	Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	2,118
2,200,000	PRA Group Inc. 144A, 8.88%, 1/31/30 (b)(g)	2,268
3,100,000	Royal Bank of Canada, (U.S. Secured Overnight Financing Rate + 1.030%), 5.15%, 2/04/31 (a)	3,156
3,200,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.940%), 5.35%, 9/06/30 (a)	3,211
2,925,000	Simon Property Group LP, 4.75%, 9/26/34	2,798
3,400,000	Toronto-Dominion Bank, 4.99%, 4/05/29	3,470
2,450,000	UBS Group AG 144A, (5-Year U.S. Dollar SOFR ICE Swap Rate + 3.630%), 6.85% (a)(b)(f)	2,411
2,700,000	UBS Group AG 144A, (5-Year U.S. Dollar SOFR ICE Swap Rate + 3.179%), 7.13% (a)(b)(f)	2,589
2,800,000	UBS Group AG 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.745%), 9.25% (a)(b)(f)	3,033
1,000,000	UBS Group AG 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.758%), 9.25% (a)(b)(f)	1,120
1,300,000	Unum Group, 6.00%, 6/15/54	1,270
2,035,000	WEA Finance LLC 144A, 4.63%, 9/20/48 (b)	1,581
1,900,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 2.100%), 2.39%, 6/02/28 (a)	1,822
3,200,000	Wells Fargo & Co., (U.S. Secured Overnight
	Financing Rate + 1.500%), 5.15%, 4/23/31 (a)	3,250

		143,487

Industrial (9%)
2,325,000	Advantage Sales & Marketing Inc. 144A, 6.50%, 11/15/28 (b)	1,874
2,455,757	American Airlines Pass-Through Trust 2019-1, AA, 3.15%, 2/15/32	2,226
2,225,000	Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (b)	2,203
3,500,000	Boeing Co., 6.86%, 5/01/54	3,742
3,350,000	Broadcom Inc., 4.35%, 2/15/30	3,311
3,000,000	C&W Senior Finance Ltd. 144A, 9.00%, 1/15/33 (b)	3,012
1,150,000	Celulosa Arauco y Constitucion SA 144A, 6.18%, 5/05/32 (b)	1,150
4,050,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 12/01/61	2,633
1,400,000	Cia de Minas Buenaventura SAA 144A, 6.80%, 2/04/32 (b)	1,393
2,000,000	Daimler Truck Finance North America LLC 144A, 5.40%, 9/20/28 (b)	2,045
2,800,000	Flowers Foods Inc., 5.75%, 3/15/35	2,827
2,850,000	Ford Motor Credit Co. LLC, 5.80%, 3/05/27	2,835
2,600,000	Ford Motor Credit Co. LLC, 5.92%, 3/20/28	2,585

Semi-Annual   27

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

2,500,000	Foundry JV Holdco LLC 144A, 5.90%, 1/25/30 (b)	$2,597
2,750,000	General Motors Financial Co. Inc., 2.35%, 1/08/31	2,338
3,475,000	Glencore Funding LLC 144A, 3.88%, 4/27/51 (b)	2,426
2,050,000	HCA Inc., 5.90%, 6/01/53	1,944
1,950,000	Hewlett Packard Enterprise Co., 4.85%, 10/15/31	1,927
1,700,000	Huntington Ingalls Industries Inc., 5.75%, 1/15/35	1,734
2,700,000	Hyundai Capital America 144A, 1.80%, 1/10/28 (b)	2,494
2,300,000	IHS Holding Ltd. 144A, 7.88%, 5/29/30 (b)	2,223
1,800,000	Limak Cimento Sanayi ve Ticaret AS 144A, 9.75%, 7/25/29 (b)	1,770
3,900,000	Mars Inc. 144A, 4.60%, 3/01/28 (b)	3,943
1,825,000	Micron Technology Inc., 5.30%, 1/15/31	1,834
2,150,000	Micron Technology Inc., 5.80%, 1/15/35	2,138
2,200,000	Oracle Corp., 6.25%, 11/09/32	2,347
3,500,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.25%, 7/01/29 (b)	3,560
2,350,000	Regal Rexnord Corp., 6.40%, 4/15/33	2,396
4,100,000	Synopsys Inc., 4.55%, 4/01/27	4,123
3,375,000	Warnermedia Holdings Inc., 5.14%, 3/15/52	2,309
		73,939
Utility (11%)
3,450,000	Abu Dhabi National Energy Co. PJSC 144A, 4.38%, 10/09/31 (b)	3,412
3,156,672	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (b)	3,144
2,100,000	Algonquin Power & Utilities Corp., 5.37%, 6/15/26	2,114
1,650,000	Arizona Public Service Co., 5.70%, 8/15/34	1,676
1,750,000	BP Capital Markets PLC, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.153%), 6.45% (a)(f)(g)	1,747
2,000,000	Diamondback Energy Inc., 4.25%, 3/15/52	1,467
3,000,000	DTE Energy Co., 5.85%, 6/01/34	3,094
2,700,000	Duke Energy Corp., 5.80%, 6/15/54	2,590
2,325,000	Duquesne Light Holdings Inc. 144A, 2.78%, 1/07/32 (b)	1,997
3,000,000	Energy Transfer LP, 5.25%, 4/15/29	3,039
2,175,000	Energy Transfer LP, 5.75%, 2/15/33	2,206
3,875,000	Expand Energy Corp., 5.70%, 1/15/35	3,826
188,981	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (b)	182
944,538	FIEMEX Energia-Banco Actinver SA Institucion de Banca Multiple 144A, 7.25%, 1/31/41 (b)	939
2,300,000	Frontera Energy Corp. 144A, 7.88%, 6/21/28 (b)	1,509
390,000	Geopark Ltd. 144A, 8.75%, 1/31/30 (b)	338
1,295,000	Gran Tierra Energy Inc. 144A, 9.50%, 10/15/29 (b)	1,008
1,900,000	Kimmeridge Texas Gas LLC 144A, 8.50%, 2/15/30 (b)	1,827
2,100,000	Kinder Morgan Inc., 5.30%, 12/01/34	2,047
2,450,000	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 144A, 6.88%, 12/01/32 (b)	2,375
2,150,000	Matador Resources Co. 144A, 6.25%, 4/15/33 (b)	2,035
3,590,000	Moss Creek Resources Holdings Inc. 144A, 8.25%, 9/01/31 (b)	3,304

Principal or Shares	Security Description	Value (000)

1,550,000	Occidental Petroleum Corp., 6.05%, 10/01/54	$1,339
1,850,000	OHI Group SA 144A, 13.00%, 7/22/29 (b)	1,870
3,600,000	ONEOK Inc., 4.75%, 10/15/31	3,513
2,750,000	Patterson-UTI Energy Inc., 7.15%, 10/01/33	2,708
1,695,000	PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	1,498
2,400,000	PBF Holding Co. LLC/PBF Finance Corp. 144A, 9.88%, 3/15/30 (b)(g)	2,115
2,420,000	Petroleos Mexicanos, 6.49%, 1/23/27	2,366
2,000,000	Saavi Energia Sarl 144A, 8.88%, 2/10/35 (b)	2,012
2,950,000	Saudi Arabian Oil Co. 144A, 5.88%, 7/17/64 (b)	2,722
2,172,060	Sorik Marapi Geothermal Power PT 144A, 7.75%, 8/05/31 (b)	2,115
1,650,000	South Bow USA Infrastructure Holdings LLC 144A, 6.18%, 10/01/54 (b)	1,528
1,560,000	Sunoco LP 144A, 6.25%, 7/01/33 (b)	1,559
1,976,509	Tierra Mojada Luxembourg II Sarl 144A, 5.75%, 12/01/40 (b)	1,817
1,450,000	Var Energi ASA 144A, 7.50%, 1/15/28 (b)	1,530
2,050,000	Venture Global LNG Inc. 144A, 9.50%, 2/01/29 (b)	2,126
2,800,000	Venture Global LNG Inc. 144A, 7.00%, 1/15/30 (b)	2,640
3,000,000	Vistra Operations Co. LLC 144A, 3.70%, 1/30/27 (b)	2,949
2,345,000	W&T Offshore Inc. 144A, 10.75%, 2/01/29 (b)(g)	1,851
3,350,000	Weatherford International Ltd. 144A, 8.63%, 4/30/30 (b)	3,323
350,000	Western Midstream Operating LP, 6.35%, 1/15/29	364
1,350,000	Western Midstream Operating LP, 6.15%, 4/01/33	1,364
3,150,000	Williams Cos. Inc., 5.30%, 8/15/28	3,223
		92,408
Total Corporate Bond (Cost - $321,418)		309,834
Foreign Government (4%)
900,000	Bermuda Government International Bond 144A, 3.38%, 8/20/50 (b)	599
2,650,000	Chile Government International Bond, 4.13%, 7/05/34 EUR (c)	3,092
5,270,000	CPPIB Capital Inc. 144A, 1.95%, 9/30/29 CAD (b)(c)	3,678
1,850,000	Dominican Republic International Bond 144A, 7.05%, 2/03/31 (b)	1,909
1,675,000	Guatemala Government Bond 144A, 6.55%, 2/06/37 (b)	1,672
3,000,000	Ivory Coast Government International Bond 144A, 8.08%, 4/01/36 (b)	2,774
3,200,000	Municipal Finance Authority of British, 2.55%, 10/09/29 CAD (c)	2,288
458,000	Paraguay Government International Bond 144A, 4.70%, 3/27/27 (b)	457
2,000,000	Paraguay Government International Bond 144A, 5.85%, 8/21/33 (b)	2,020
3,600,000	Perusahaan Penerbit SBSN Indonesia III 144A, 5.20%, 7/02/34 (b)	3,616
1,500,000	Peruvian Government International Bond, 5.38%, 2/08/35	1,481
1,100,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	1,038
1,350,000	Republic of South Africa Government International Bond, 5.88%, 6/22/30	1,311

28  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,825,000	Republic of Uzbekistan International Bond 144A, 3.90%, 10/19/31 (b)	$2,398
Total Foreign Government (Cost - $29,437)		28,333
Mortgage Backed (35%)
2,034,741	BRAVO Residential Funding Trust 2024-NQM7 144A, 5.55%, 10/27/64 (b)	2,040
4,125,000	BX Commercial Mortgage Trust 2021-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 6.84%, 9/15/36 (a)(b)	4,044
2,029,648	BX Commercial Mortgage Trust 2021-SOAR 144A, (1 mo. Term Secured Overnight Financing Rate + 1.914%), 6.24%, 6/15/38 (a)(b)	2,013
1,642,936	BX Commercial Mortgage Trust 2024-XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 7.01%, 3/15/41 (a)(b)	1,625
2,113,207	BX Trust 2024-CNYN 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 7.01%, 4/15/41 (a)(b)	2,103
3,898,892	Colt Mortgage Loan Trust 2025-1 144A, 5.70%, 1/25/70 (b)	3,988
4,100,000	Connecticut Avenue Securities Trust 2019-HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.364%), 13.72%, 11/25/39 (a)(b)	4,433
1,679,623	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.150%), 5.50%, 3/25/44 (a)(b)	1,678
1,269,142	Cross Mortgage Trust 2024-H7 144A, 5.59%, 11/25/69 (b)(h)	1,273
1,512,917	Cross Mortgage Trust 2024-H8 144A, 5.55%, 12/25/69 (b)(h)	1,518
2,050,000	DC Commercial Mortgage Trust 2023-DC 144A, 6.31%, 9/12/40 (b)	2,123
1,679,387	Fannie Mae Connecticut Avenue Securities 2016-C02, (U.S. Secured Overnight Financing Rate Index 30day Average + 12.364%), 16.72%, 9/25/28 (a)	1,811
1,721,191	Fannie Mae Connecticut Avenue Securities 2016-C04, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.364%), 14.72%, 1/25/29 (a)	1,841
494,326	Fannie Mae Connecticut Avenue Securities 2016-C05, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.864%), 15.22%, 1/25/29 (a)	538
463,382	FN 254766 30YR, 5.00%, 6/01/33	470
234,878	FN 725027 30YR, 5.00%, 11/01/33	238
462,712	FN 725423 30YR, 5.50%, 5/01/34	476
447,021	FN 725424 30YR, 5.50%, 4/01/34	460
367,798	FN 995203 30YR, 5.00%, 7/01/35	372
1,941,575	FN AS8305 30YR, 3.00%, 11/01/46	1,728
268,225	FN AT2016 30YR, 3.00%, 4/01/43	244
1,361,184	FN AZ7336 30YR, 3.50%, 11/01/45	1,256
4,646,325	FN BC8998 30YR, 3.00%, 11/01/46	4,135
783,264	FN BM2003 30YR, 4.00%, 10/01/47	742
2,616,598	FN BM2007 30YR, 4.00%, 9/01/48	2,468
3,637,581	FN BP6626 30YR, 2.00%, 8/01/50	2,913
2,399,780	FN BV7937 30YR, 4.00%, 8/01/52	2,242
2,083,346	FN CA6739 30YR, 3.00%, 8/01/50	1,814
1,108,085	FN CA7224 30YR, 2.00%, 10/01/50	890
2,697,705	FN CB1301 30YR, 2.50%, 8/01/51	2,271
2,326,892	FN CB2542 30YR, 2.50%, 1/01/52	1,948

Principal or Shares	Security Description	Value (000)

6,335,664	FN CB2759 30YR, 3.00%, 2/01/52	$5,518
4,202,993	FN CB2839 30YR, 2.00%, 2/01/52	3,388
4,864,998	FN CB3258 30YR, 3.50%, 4/01/52	4,431
3,611,690	FN CB3622 30YR, 4.00%, 5/01/52	3,380
4,533,764	FN CB4127 30YR, 4.50%, 7/01/52	4,346
2,760,777	FN CB4794 30YR, 4.50%, 10/01/52	2,643
4,427,786	FN CB5106 30YR, 5.00%, 11/01/52	4,374
5,047,582	FN CB5113 30YR, 5.50%, 11/01/52	5,061
4,462,389	FN CB8021 30YR, 6.50%, 2/01/54	4,647
2,881,776	FN CB9929 30YR, 6.00%, 2/01/55	2,938
1,530,238	FN FM1717 30YR, 3.50%, 12/01/45	1,434
1,940,184	FN FM3162 30YR, 3.00%, 11/01/46	1,762
391,527	FN FM4990 30YR, 5.00%, 7/01/47	396
2,495,472	FN FM4994 30YR, 2.00%, 12/01/50	2,008
4,166,761	FN FM7418 30YR, 2.50%, 6/01/51	3,516
2,425,423	FN FM7494 30YR, 3.00%, 6/01/51	2,127
6,762,363	FN FM9195 30YR, 2.50%, 10/01/51	5,671
3,162,505	FN FM9218 30YR, 2.00%, 10/01/51	2,534
1,386,686	FN FM9750 30YR, 3.00%, 4/01/48	1,257
3,008,098	FN FS0287 30YR, 2.00%, 1/01/52	2,418
5,816,613	FN FS0349 30YR, 2.00%, 1/01/52	4,673
4,223,323	FN FS0439 30YR, 2.50%, 1/01/52	3,554
2,512,991	FN FS3111 30YR, 5.00%, 9/01/52	2,482
3,203,606	FN FS3838 30YR, 4.00%, 5/01/49	3,072
2,959,377	FN FS4931 30YR, 6.00%, 6/01/53	3,014
4,044,606	FN FS8791 30YR, 6.00%, 8/01/54	4,116
3,815,135	FN MA2806 30YR, 3.00%, 11/01/46	3,391
4,030,447	FN MA3210 30YR, 3.50%, 12/01/47	3,697
5,266,777	FN MA3238 30YR, 3.50%, 1/01/48	4,829
3,508,258	FN MA4761 30YR, 5.00%, 9/01/52	3,448
2,644,865	FN MA4785 30YR, 5.00%, 10/01/52	2,599
2,678,998	FN MA4842 30YR, 5.50%, 12/01/52	2,682
3,283,233	FN MA5040 30YR, 6.00%, 6/01/53	3,339
12,890,000	FNCL, 5.50%, 5/01/5530YR TBA (i)	12,864
633,309	FR RA3728 30YR, 2.00%, 10/01/50	510
4,281,471	FR RA4531 30YR, 2.50%, 2/01/51	3,599
5,419,212	FR RA5276 30YR, 2.50%, 5/01/51	4,565
3,474,495	FR RA6823 30YR, 2.00%, 2/01/52	2,790
5,679,079	FR RA7778 30YR, 4.50%, 8/01/52	5,444
4,706,487	FR RA7790 30YR, 5.00%, 8/01/52	4,628
4,171,601	FR RA8415 30YR, 5.50%, 1/01/53	4,180
1,545,549	FR RA8647 30YR, 4.50%, 5/01/53	1,482
2,779,244	FR SD0729 30YR, 2.00%, 10/01/51	2,227
3,524,493	FR SD2184 30YR, 6.00%, 1/01/53	3,593
4,513,783	FR SD5641 30YR, 5.50%, 6/01/53	4,551
5,581,126	FR SD7537 30YR, 2.00%, 3/01/51	4,499
3,038,530	FR SD8106 30YR, 2.00%, 11/01/50	2,419
1,215,311	FR ZA4718 30YR, 3.00%, 10/01/46	1,081
2,173,055	FR ZT0534 30YR, 3.50%, 12/01/47	2,002
2,409,760	FR ZT1159, 3.50%, 2/01/44	2,245
1,758,696	G2 4853 30YR, 4.00%, 11/20/40	1,685
729,007	G2 5174 30YR, 4.00%, 9/20/41	698
173,323	G2 5233 30YR, 4.00%, 11/20/41	166
3,268,799	G2 785219 30YR, 2.00%, 12/20/50	2,618
418,546	G2 MA2522 30YR, 4.00%, 1/20/45	397
1,657,521	G2 MA3663 30YR, 3.50%, 5/20/46	1,524
3,246,915	G2 MA3802 30YR, 3.00%, 7/20/46	2,917
1,070,864	G2 MA4510 30YR, 3.50%, 6/20/47	984
2,786,208	G2 MA5265 30YR, 4.50%, 6/20/48	2,706
1,179,797	G2 MA6930 30YR, 2.00%, 10/20/50	964
2,403,230	G2 MA7472 30YR, 2.50%, 7/20/51	2,050
2,598,811	G2 MA8044 30YR, 3.50%, 5/20/52	2,367
2,371,140	G2 MA8200 30YR, 4.00%, 8/20/52	2,218
3,609,766	G2 MA8648 30YR, 5.50%, 2/20/53	3,623
1,587,442	GN 783716 30YR, 3.00%, 2/15/43	1,425

Semi-Annual   29

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

4,250,000	MF1 2024-FL16 144A, (1 mo. Term Secured Overnight Financing Rate + 1.541%), 5.86%, 11/18/39 (a)(b)	$4,247
12,744,743	Morgan Stanley Capital I Trust 2018-H3, 0.96%, 7/15/51 (h)	248
127,203	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (b)(h)	122
242,327	New Residential Mortgage Loan Trust 2014-3A 144A, 3.75%, 11/25/54 (a)(b)(h)	234
3,600,000	NXPT Commercial Mortgage Trust 2024-STOR 144A, 4.46%, 11/05/41 (b)(h)	3,522
1,449,145	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (b)	1,445
1,846,110	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (b)	1,848
1,788,853	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (b)	1,778
1,582,237	OBX Trust 2024-NQM15 144A, 5.32%, 10/25/64 (b)	1,582
1,379,561	OBX Trust 2024-NQM18 144A, 5.41%, 10/25/64 (b)(h)	1,382
1,740,046	OBX Trust 2024-NQM16 144A, 5.53%, 10/25/64 (b)	1,744
1,420,787	OBX Trust 2024-NQM17 144A, 5.61%, 11/25/64 (b)(h)	1,427
2,829,289	OBX Trust 2025-NQM1 144A, 5.55%, 12/25/64 (b)(h)	2,838
1,300,000	STACR Trust 2018-HRP2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 14.97%, 2/25/47 (a)(b)	1,598
2,200,000	TRTX Issuer Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 6.84%, 3/15/38 (a)(b)	2,189
1,203,796	Verus Securitization Trust 2024-R1 144A, 5.22%, 9/25/69 (b)(h)	1,203
1,572,041	Verus Securitization Trust 2024-8 144A, 5.36%, 10/25/69 (b)(h)	1,571
1,975,018	Verus Securitization Trust 2024-9 144A, 5.44%, 11/25/69 (b)(h)	1,977
4,378,506	Verus Securitization Trust 2025-1 144A, 5.62%, 1/25/70 (b)(h)	4,395
Total Mortgage Backed (Cost - $298,388)		288,811
Municipal (2%)
2,495,000	California Earthquake Authority A, 5.60%, 7/01/27	2,521
3,900,000	California Health Facilities Financing Authority, 2.86%, 6/01/31	3,555
1,127,512	California Pollution Control Financing Authority, AMT 144A, 7.50%, 12/01/39 (b)(j)	–
2,565,000	Compton Community College District B, 3.46%, 8/01/38 (k)	2,182
3,285,000	Golden State Tobacco Securitization Corp. B, 2.75%, 6/01/34 (k)	2,818
2,000,000	Idaho Housing & Finance Association A, 6.00%, 1/01/65 (k)	2,104
2,300,000	Pennsylvania Economic Development Financing Authority B, 6.53%, 6/15/39	2,520
1,495,000	State of California, 7.55%, 4/01/39	1,807
Total Municipal (Cost - $19,445)		17,507
U.S. Government Agency (1%)
6,000,000	FHLB, 1.80%, 2/04/36	4,557

Principal or Shares	Security Description	Value (000)

4,280,000	Tennessee Valley Authority, 5.25%, 9/15/39	$4,504
Total U.S. Government Agency (Cost - $9,243)		9,061
U.S. Treasury (7%)
439,000	U.S. Treasury Bond, 2.50%, 2/15/46	307
8,130,000	U.S. Treasury Bond, 3.00%, 2/15/49 (l)(m)	6,054
4,180,000	U.S. Treasury Bond, 3.63%, 5/15/53	3,461
1,850,000	U.S. Treasury Bond, 4.50%, 11/15/54	1,791
1,780,000	U.S. Treasury Bond, 4.63%, 2/15/55	1,762
23,376,056	U.S. Treasury Inflation Indexed Notes, 2.13%, 4/15/29	24,143
14,551,087	U.S. Treasury Inflation Indexed Notes, 1.38%, 7/15/33	14,107
8,100,000	U.S. Treasury Note, 4.00%, 3/31/30	8,202
Total U.S. Treasury (Cost - $64,856)		59,827
Investment Company (4%)
11,976,790	Payden Cash Reserves Money Market Fund*	11,977
1,532,310	Payden Emerging Market Corporate Bond Fund, SI Class*	13,285
1,780,083	Payden Emerging Markets Local Bond Fund, SI Class*	8,242
Total Investment Company (Cost - $33,514)		33,504
Total Investments (Cost - $865,437) (101%)		834,874
Liabilities in excess of Other Assets (-1%)		(5,633)
Net Assets (100%)		$829,241

*	Affiliated investment.
(a)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)	Yield to maturity at time of purchase.
(e)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(f)	Perpetual security with no stated maturity date.
(g)

All or a portion of these securities are on loan. At April 30, 2025, the total market value of the Fund’s securities on loan is $9,610 and the total market value of the collateral held by the Fund is $10,060. Amounts in 000s.

(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Security was purchased on a delayed delivery basis.
(j)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k)	Payment of principal and/or interest is insured against default by a monoline insurer.
(l)	All or a portion of the security is pledged to cover futures contract margin requirements.
(m)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.

30  Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR 5,667	USD 6,204	HSBC Bank USA, N.A.	05/28/2025	$227

Liabilities:
USD 5,949	EUR 5,667	HSBC Bank USA, N.A.	05/28/2025	(482)
USD 8,695	CAD 12,504	State Street Bank & Trust Co.	06/18/2025	(398)

USD 7,814	EUR 7,161	State Street Bank & Trust Co.	06/18/2025	(324)

				(1,204)
Net Unrealized Appreciation (Depreciation)				$(977)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. 10-Year Ultra Future	30	Jun-25	$3,442	$(9)	$(9)
U.S. Treasury 10-Year Note Future	121	Jun-25	13,578	211	211
U.S. Treasury 2-Year Note Future	636	Jun-25	132,382	1,037	1,037
U.S. Treasury 5-Year Note Future	691	Jun-25	75,454	1,078	1,078
U.S. Ultra Bond Future	455	Jun-25	55,069	(679)	(679)

					1,638

Total Futures					$1,638

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 44 Index), Pay 5% Quarterly,
Receive upon credit default	06/20/2030	$23,570	$(9,904)	$(9,856)	$(48)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
10-Year SOFR Swap, Receive Variable 4.36% (SOFRRATE) Annually, Pay Fixed 3.2815% Annually	02/27/2035	$15,600	$498	$—	$498
10-Year SOFR Swap, Receive Variable 4.6556% (SOFRRATE) Annually, Pay Fixed 2.7375% Annually	08/30/2034	15,900	1,323	—	1,323
10-Year SOFR Swap, Receive Variable 4.8208% (SOFRRATE) Annually, Pay Fixed 2.9360% Annually	06/28/2034	15,985	1,103	—	1,103
2-Year SOFR Swap, Receive Fixed 2.7400% Annually, Pay Variable 4.6556% (SOFRRATE) Annually	08/30/2026	71,500	(1,713)	—	(1,713)
2-Year SOFR Swap, Receive Fixed 2.8300% Annually, Pay Variable 4.8208% (SOFRRATE) Annually	06/29/2026	71,425	(1,890)	—	(1,890)
2-Year SOFR Swap, Receive Fixed 3.3330% Annually, Pay Variable 4.36% (SOFRRATE) Annually	02/27/2027	67,700	(225)	—	(225)
4-Year SOFR Swap, Receive Fixed 3.70791% Annually, Pay Variable 3.70791% (SOFRRATE) Annually	08/31/2029	50,400	(781)	—	(781)

			$(1,685)	$—	$(1,685)

Semi-Annual   31

Payden Core Bond Fund continued

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$9,610
Non-cash Collateral[2]	(9,610)

Net Amount	$–

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

32  Payden Mutual Funds

Payden Corporate Bond Fund

Schedule of Investments - April 30, 2025 (Unaudited)
Principal or Shares	Security Description	Value (000)

Asset Backed (2%)
1,350,000	CyrusOne Data Centers Issuer I LLC 2024-2A 144A, 4.50%, 5/20/49 (a)	$1,308
875,250	Domino’s Pizza Master Issuer LLC 2021-1A 144A, 2.66%, 4/25/51 (a)	816
1,536,276	KREF Ltd. 2022-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.77%, 2/17/39 (a)(b)	1,536
1,843,000	Planet Fitness Master Issuer LLC 2022-1A 144A, 3.25%, 12/05/51 (a)	1,792
2,350,000	VB-S1 Issuer LLC-VBTEL 2022-1A 144A, 4.29%, 2/15/52 (a)	2,238
1,467,813	Zaxbys Funding LLC 2021-1A, 144A, 3.24%, 7/30/51 (a)	1,349

Total Asset Backed (Cost - $9,295)		9,039
Bank Loan(c) (0%)
114,741	DirectV Financing LLC Term Loan NON-EXT 1L, (3 mo. Term Secured Overnight Financing Rate + 5.000%), 9.54%, 8/02/27	115
642,561	WaterBridge Midstream Operating LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.05%, 6/27/29	615

Total Bank Loan (Cost - $752)		730
Corporate Bond (88%)
Automotive (4%)
1,100,000	Allison Transmission Inc. 144A, 3.75%, 1/30/31 (a)	989
1,800,000	Ford Motor Credit Co. LLC, 2.90%, 2/16/28	1,648
2,000,000	Ford Motor Credit Co. LLC, 6.05%, 3/05/31	1,955
1,225,000	General Motors Co., 5.40%, 4/01/48 (d)	1,024
1,200,000	General Motors Co., 6.75%, 4/01/46	1,186
1,700,000	Hyundai Capital America 144A, 1.80%, 10/15/25 (a)	1,677
3,275,000	Nissan Motor Co. Ltd. 144A, 4.35%, 9/17/27 (a)	3,145
1,015,000	Stellantis Finance U.S. Inc. 144A, 5.75%, 3/18/30 (a)	1,016
1,185,000	Volkswagen Group of America Finance LLC 144A, 5.70%, 9/12/26 (a)	1,198

		13,838
Banking (16%)
1,585,000	Bank of America Corp. N, (U.S. Secured Overnight Financing Rate + 1.220%), 2.65%, 3/11/32 (b)	1,407
1,350,000	Bank of America Corp., (3 mo. Term Secured Overnight Financing Rate + 1.774%), 3.71%, 4/24/28 (b)	1,331
1,800,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.000%), 5.16%, 1/24/31 (b)	1,834
1,000,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.913%), 5.43%, 8/15/35 (b)	979
1,875,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.650%), 5.47%, 1/23/35 (b)	1,902
1,150,000	Barclays PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.050%), 2.28%, 11/24/27 (b)	1,108
1,300,000	BNP Paribas SA 144A, (U.S. Secured Overnight Financing Rate + 1.880%), 5.74%, 2/20/35 (a) (b)(d)	1,333

Principal or Shares	Security Description	Value (000)

1,675,000	BPCE SA 144A, (U.S. Secured Overnight Financing Rate + 1.850%), 5.94%, 5/30/35 (a)(b)	$1,695
925,000	Canadian Imperial Bank of Commerce, 5.26%, 4/08/29	950
1,150,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.830%), 6.02%, 1/24/36 (b)	1,154
1,705,000	Credit Agricole SA 144A, (U.S. Secured Overnight Financing Rate + 1.740%), 5.86%, 1/09/36 (a)(b)	1,736
1,025,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.400%), 5.71%, 3/01/30 (a)(b)	1,058
1,175,000	Deutsche Bank AG, (U.S. Secured Overnight Financing Rate + 3.180%), 6.72%, 1/18/29 (b)	1,232
1,250,000	Federation des Caisses Desjardins du Quebec 144A, 5.70%, 3/14/28 (a)	1,293
470,000	Fifth Third Bancorp, (U.S. Secured Overnight Financing Rate + 1.840%), 5.63%, 1/29/32 (b)	482
900,000	Fifth Third Bancorp, (U.S. Secured Overnight Financing Rate + 2.340%), 6.34%, 7/27/29 (b)	944
1,300,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.248%), 2.38%, 7/21/32 (b)	1,120
2,000,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.264%), 2.65%, 10/21/32 (b)	1,736
2,425,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.420%), 5.02%, 10/23/35 (b)	2,351
775,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.552%), 5.85%, 4/25/35 (b)	799
950,000	Huntington Bancshares Inc., (Secured Overnight Financing Rate + 1.870%), 5.71%, 2/02/35 (b)	952
700,000	Huntington National Bank, (Secured Overnight Financing Rate + 1.650%), 4.55%, 5/17/28 (b)	699
850,000	ING Groep NV, (U.S. Secured Overnight Financing Rate + 1.610%), 5.53%, 3/25/36 (b)	856
915,000	JPMorgan Chase & Co., (3 mo. Term Secured Overnight Financing Rate + 2.460%), 3.11%, 4/22/41 (b)	693
910,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.440%), 3.11%, 4/22/51 (b)	602
640,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.860%), 4.51%, 10/22/28 (b)	642
1,370,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.040%), 4.60%, 10/22/30 (b)	1,370
1,700,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.845%), 5.35%, 6/01/34 (b)	1,727
950,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.315%), 5.50%, 1/24/36 (b)	967
1,210,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.490%), 5.77%, 4/22/35 (b)	1,255
700,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.810%), 6.25%, 10/23/34 (b)	752
1,025,000	KeyBank N.A., 5.00%, 1/26/33	988
1,225,000	Lloyds Banking Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.480%), 5.99%, 8/07/27 (b)	1,244
1,200,000	M&T Bank Corp., (U.S. Secured Overnight Financing Rate + 2.800%), 7.41%, 10/30/29 (b)	1,291

Semi-Annual   33

Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

1,025,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.020%), 1.93%, 4/28/32 (b)	$864
1,325,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.555%), 5.32%, 7/19/35 (b)	1,319
800,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.730%), 5.47%, 1/18/35 (b)	808
1,425,000	Morgan Stanley, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.430%), 5.95%, 1/19/38 (b)	1,437
600,000	NatWest Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.900%), 1.64%, 6/14/27 (b)	580
355,000	NatWest Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.350%), 5.85%, 3/02/27 (b)	358
475,000	NatWest Group PLC, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.752%), 8.13% (b)(e)	492
970,000	Old National Bank/Evansville IN, 5.88%, 9/29/26	979
1,430,000	PNC Financial Services Group Inc., (U.S. Secured Overnight Financing Rate + 1.259%), 4.81%, 10/21/32 (b)	1,418
1,150,000	PNC Financial Services Group Inc., (Secured Overnight Financing Rate + 2.140%), 6.04%, 10/28/33 (b)	1,202
1,175,000	Royal Bank of Canada, (Secured Overnight Financing Rate + 1.080%), 4.65%, 10/18/30 (b)	1,173
450,000	Santander Holdings USA Inc., 3.24%, 10/05/26	441
1,300,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 2.138%), 6.34%, 5/31/35 (b)	1,330
1,025,000	Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 1.571%), 5.15%, 8/05/32 (b)	1,031
1,440,000	U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.65%, 2/01/29 (b)	1,445
1,000,000	Wachovia Corp., 5.50%, 8/01/35	1,002
1,500,000	Wells Fargo & Co., (3 mo. Term Secured Overnight Financing Rate + 1.262%), 2.57%, 2/11/31 (b)	1,360
1,311,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.510%), 3.53%, 3/24/28 (b)	1,289
875,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.110%), 5.24%, 1/24/31 (b)	893
765,000	Westpac Banking Corp., (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.200%), 5.62%, 11/20/35 (b)	759
		60,662
Basic Industry (4%)
1,285,000	Alumina Pty Ltd. 144A, 6.38%, 9/15/32 (a)	1,252
525,000	Anglo American Capital PLC 144A, 5.50%, 5/02/33 (a)	526
1,075,000	Anglo American Capital PLC 144A, 5.75%, 4/05/34 (a)	1,083
635,000	ArcelorMittal SA, 6.00%, 6/17/34	651
550,000	Axon Enterprise Inc. 144A, 6.25%, 3/15/33 (a)	562
1,375,000	BHP Billiton Finance USA Ltd., 5.13%, 2/21/32	1,393
975,000	Braskem Netherlands Finance BV 144A, 7.25%, 2/13/33 (a)	854
580,000	Builders FirstSource Inc. 144A, 5.00%, 3/01/30 (a)	557
1,000,000	CIMIC Finance USA Pty Ltd. 144A, 7.00%, 3/25/34 (a)	1,043

Principal or Shares	Security Description	Value (000)

800,000	Glencore Funding LLC 144A, 5.89%, 4/04/54 (a)(d)	$755
1,440,000	Holcim Finance U.S. LLC 144A, 4.95%, 4/07/30 (a)	1,455
1,100,000	Lockheed Martin Corp., 5.20%, 2/15/64	1,000
785,000	Nature Conservancy A, 3.96%, 3/01/52	618
1,470,000	Norfolk Southern Corp., 5.35%, 8/01/54	1,386
825,000	Regal Rexnord Corp., 6.05%, 4/15/28	847
825,000	Regal Rexnord Corp., 6.40%, 4/15/33	841
600,000	RTX Corp., 4.63%, 11/16/48	508
1,050,000	Union Pacific Corp., 4.95%, 5/15/53	950
		16,281
Consumer Goods (3%)
740,000	Anheuser-Busch InBev Worldwide Inc., 8.00%, 11/15/39	929
1,320,000	Coca-Cola Co., 2.60%, 6/01/50	808
329,000	Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC 144A, 6.63%, 7/15/30 (a)	330
1,050,000	J M Smucker Co., 6.50%, 11/15/43	1,114
1,150,000	JDE Peet’s NV 144A, 1.38%, 1/15/27 (a)	1,082
2,165,000	Land O’ Lakes Inc. 144A, 7.00% (a)(e)	1,775
1,545,000	Mars Inc. 144A, 5.00%, 3/01/32 (a)	1,558
1,425,000	Mars Inc. 144A, 5.20%, 3/01/35 (a)	1,431
1,850,000	NIKE Inc., 3.38%, 3/27/50	1,286
		10,313
Energy (3%)
1,300,000	Energy Transfer LP, 5.20%, 4/01/30	1,314
1,825,000	EQT Corp. 144A, 6.38%, 4/01/29 (a)	1,868
800,000	Kimmeridge Texas Gas LLC 144A, 8.50%, 2/15/30 (a)	769
750,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	774
775,000	Moss Creek Resources Holdings Inc. 144A, 8.25%, 9/01/31 (a)	713
410,000	Parsley Energy LLC/Parsley Finance Corp. 144A, 4.13%, 2/15/28 (a)	407
1,045,000	Rockies Express Pipeline LLC 144A, 4.95%, 7/15/29 (a)	1,000
1,050,000	Saudi Arabian Oil Co. 144A, 5.75%, 7/17/54 (a)	983
1,675,000	Southwestern Energy Co., 4.75%, 2/01/32	1,573
1,205,000	W&T Offshore Inc. 144A, 10.75%, 2/01/29 (a)(d)	951
480,000	Williams Cos. Inc., 8.75%, 3/15/32	572
		10,924
Financial (12%)
1,400,000	Ally Financial Inc., (U.S. Secured Overnight Financing Rate + 2.820%), 6.85%, 1/03/30 (b)	1,454
925,000	American Express Co., (U.S. Secured Overnight Financing Rate + 1.790%), 5.67%, 4/25/36 (b)	950
1,851,000	American Express Co., 8.15%, 3/19/38	2,297
985,000	Apollo Global Management Inc., 5.80%, 5/21/54	945
1,300,000	ASB Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.250%), 5.28%, 6/17/32 (a)(b)	1,306
1,100,000	Ashtead Capital Inc. 144A, 5.50%, 8/11/32 (a)	1,092
1,600,000	Aviation Capital Group LLC 144A, 5.13%, 4/10/30 (a)	1,584
2,400,000	Banco Santander SA, 2.75%, 12/03/30	2,105
1,250,000	Blackstone Private Credit Fund, 2.63%, 12/15/26	1,200

34  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

605,000	Blackstone Secured Lending Fund, 2.75%, 9/16/26	$585
1,675,000	Blackstone Secured Lending Fund, 5.30%, 6/30/30	1,632
2,205,000	Blue Owl Capital Corp., 3.75%, 7/22/25	2,199
1,275,000	Blue Owl Credit Income Corp., 7.75%, 9/16/27 (d)	1,322
1,350,000	Blue Owl Finance LLC, 6.25%, 4/18/34	1,363
915,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.080%), 5.47%, 2/01/29 (b)	933
1,000,000	Citadel Finance LLC 144A, 5.90%, 2/10/30 (a)	994
2,300,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 2.107%), 2.57%, 6/03/31 (b)	2,060
1,430,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.351%), 3.06%, 1/25/33 (b)	1,257
1,000,000	Citigroup Inc., 4.45%, 9/29/27	997
1,400,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.447%), 5.45%, 6/11/35 (b)	1,405
900,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.746%), 5.61%, 3/04/56 (b)	861
875,000	Enact Holdings Inc., 6.25%, 5/28/29	896
425,000	Fortress Intermediate 3 Inc. 144A, 7.50%, 6/01/31 (a)	435
800,000	Franklin BSP Capital Corp., 7.20%, 6/15/29	815
675,000	Freedom Mortgage Holdings LLC 144A, 9.13%, 5/15/31 (a)	683
650,000	goeasy Ltd. 144A, 7.63%, 7/01/29 (a)	656
1,850,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.696%), 5.73%, 1/28/56 (b)	1,803
925,000	HPS Corporate Lending Fund, 5.45%, 1/14/28 (d)	925
1,100,000	HSBC Holdings PLC, (U.S. Secured Overnight Financing Rate + 1.460%), 5.55%, 3/04/30 (b)	1,128
2,850,000	HSBC Holdings PLC, (U.S. Secured Overnight Financing Rate + 3.350%), 7.39%, 11/03/28 (b)	3,030
1,092,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26	1,089
1,155,000	Low Income Investment Fund 2019, 3.71%, 7/01/29	1,099
1,150,000	Main Street Capital Corp., 6.50%, 6/04/27 (d)	1,169
620,000	Mastercard Inc., 3.85%, 3/26/50	485
550,000	Nuveen LLC 144A, 5.85%, 4/15/34 (a)	566
1,300,000	PayPal Holdings Inc., 3.25%, 6/01/50	862
570,000	Synchrony Financial, 7.25%, 2/02/33	582
		44,764
Healthcare (6%)
1,350,000	AbbVie Inc., 4.85%, 6/15/44	1,229
1,620,000	Amgen Inc., 3.15%, 2/21/40	1,227
1,000,000	Amgen Inc., 5.60%, 3/02/43	974
700,000	Blue Cross and Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (a)	700
1,625,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49	1,302
895,000	Cigna Group, 4.90%, 12/15/48	772
1,850,000	CVS Health Corp., 5.30%, 12/05/43	1,654
740,000	Dignity Health, 4.50%, 11/01/42	614
950,000	Eli Lilly & Co., 4.88%, 2/27/53	862
1,180,000	HCA Inc., 5.90%, 6/01/53	1,119
750,000	Humana Inc., 5.50%, 3/15/53	666
1,350,000	Icon Investments Six DAC, 6.00%, 5/08/34	1,349
550,000	Jazz Securities DAC 144A, 4.38%, 1/15/29 (a)	523
1,450,000	Johnson & Johnson, 4.85%, 3/01/32	1,487

Principal or Shares	Security Description	Value (000)

950,000	Medline Borrower LP/Medline Co.-Issuer Inc. 144A, 6.25%, 4/01/29 (a)	$958
1,300,000	Merck & Co. Inc., 2.35%, 6/24/40	906
690,000	Molina Healthcare Inc. 144A, 4.38%, 6/15/28 (a)	664
1,200,000	Perrigo Finance Unlimited Co., 4.90%, 6/15/30	1,143
950,000	Roche Holdings Inc. 144A, 5.22%, 3/08/54 (a)	911
1,150,000	Takeda Pharmaceutical Co. Ltd., 5.65%, 7/05/44	1,125
420,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	297
970,000	UnitedHealth Group Inc., 5.88%, 2/15/53	966
1,820,000	Viatris Inc., 4.00%, 6/22/50	1,146
		22,594
Insurance (5%)
725,000	AIA Group Ltd. 144A, 5.38%, 4/05/34 (a)	732
1,275,000	Arthur J Gallagher & Co., 5.55%, 2/15/55	1,203
915,000	Athene Global Funding 144A, 5.52%, 3/25/27 (a)	930
1,175,000	Athene Holding Ltd., 6.25%, 4/01/54	1,140
1,700,000	Augustar Life Insurance Co. 144A, 6.88%, 6/15/42 (a)	1,555
600,000	Beacon Funding Trust 144A, 6.27%, 8/15/54 (a)	587
1,020,000	F&G Annuities & Life Inc., 6.50%, 6/04/29	1,040
1,150,000	Fairfax Financial Holdings Ltd., 6.35%, 3/22/54	1,154
1,400,000	First American Financial Corp., 2.40%, 8/15/31	1,185
450,000	Global Atlantic Fin Co. 144A, 6.75%, 3/15/54 (a)	442
725,000	Nationwide Financial Services Inc. 144A, 5.30%, 11/18/44 (a)(d)	671
1,731,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (a)	2,266
500,000	New York Life Insurance Co. 144A, 6.75%, 11/15/39 (a)	564
450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (a)	612
675,000	Prudential Financial Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.404%), 6.50%, 3/15/54 (b)	679
550,000	Teachers Insurance & Annuity Association of America 144A, 4.90%, 9/15/44 (a)	489
2,000,000	Teachers Insurance & Annuity Association of America 144A, 6.85%, 12/16/39 (a)	2,263
1,310,000	Unum Group, 6.00%, 6/15/54	1,279
		18,791
Leisure (2%)
1,100,000	Choice Hotels International Inc., 5.85%, 8/01/34	1,080
835,000	Flutter Treasury DAC 144A, 6.38%, 4/29/29 (a)	854
1,150,000	Hyatt Hotels Corp., 5.75%, 3/30/32	1,153
1,255,000	Marriott International Inc., 5.50%, 4/15/37	1,224
500,000	Mattel Inc. 144A, 3.38%, 4/01/26 (a)	491
1,875,000	Warnermedia Holdings Inc., 4.28%, 3/15/32	1,606
1,355,000	Warnermedia Holdings Inc., 5.14%, 3/15/52	927
		7,335
Media (2%)
1,820,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 6/01/41	1,245
1,275,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.55%, 6/01/34	1,316
1,110,000	Comcast Corp., 2.89%, 11/01/51	668
900,000	Comcast Corp., 5.35%, 5/15/53	827
1,365,000	Paramount Global, 5.85%, 9/01/43	1,158

Semi-Annual   35

Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

1,450,000	Time Warner Cable LLC, 6.75%, 6/15/39	$1,448
		6,662
Real Estate (5%)
1,400,000	American Homes 4 Rent LP, 5.25%, 3/15/35	1,365
950,000	Brixmor Operating Partnership LP, 5.20%,
	4/01/32	950
1,050,000	DOC DR LLC, 2.63%, 11/01/31	906
760,000	Extra Space Storage LP, 5.40%, 2/01/34	754
1,070,000	Meritage Homes Corp., 5.65%, 3/15/35	1,045
1,175,000	NNN REIT Inc., 5.50%, 6/15/34	1,178
1,375,000	Prologis Targeted U.S. Logistics Fund LP 144A, 5.25%, 1/15/35 (a)	1,365
1,875,000	Rexford Industrial Realty LP, 2.13%, 12/01/30	1,597
875,000	Simon Property Group LP, 6.65%, 1/15/54	947
1,200,000	Simon Property Group LP, 6.75%, 2/01/40	1,336
1,110,000	Starwood Property Trust Inc. 144A, 6.50%,
	7/01/30 (a)	1,117
360,000	Toll Brothers Finance Corp., 4.88%, 11/15/25	360
1,650,000	Ventas Realty LP, 5.00%, 1/15/35	1,594
1,540,000	VICI Properties LP / VICI Note Co. Inc. 144A, 4.25%, 12/01/26 (a)	1,525
770,000	WEA Finance LLC 144A, 4.13%, 9/20/28 (a)	754
980,000	WEA Finance LLC 144A, 4.63%, 9/20/48 (a)	762
		17,555
Retail (2%)
915,000	Bath & Body Works Inc., 6.88%, 11/01/35	917
2,000,000	Home Depot Inc., 4.50%, 12/06/48	1,697
1,325,000	Lowe’s Cos. Inc., 5.13%, 4/15/50	1,163
345,000	Nordstrom Inc., 4.25%, 8/01/31	297
875,000	Target Corp., 4.50%, 9/15/32	863
1,400,000	Walmart Inc., 4.50%, 9/09/52	1,219
1,355,000	Walmart Inc., 4.50%, 4/15/53	1,182
		7,338
Service (2%)
505,000	ADT Security Corp. 144A, 4.13%, 8/01/29 (a)	477
2,185,000	American University 2019, 3.67%, 4/01/49	1,639
1,850,000	California Institute of Technology, 3.65%, 9/01/19	1,157
1,150,000	Ford Foundation 2020, 2.82%, 6/01/70	638
1,540,000	Georgetown University B, 4.32%, 4/01/49	1,258
1,180,000	President and Fellows of Harvard College, 2.52%, 10/15/50	708
250,000	Wand NewCo 3 Inc. 144A, 7.63%, 1/30/32 (a)	258
		6,135
Technology (7%)
1,305,000	Apple Inc., 2.65%, 5/11/50	814
1,200,000	Apple Inc., 3.95%, 8/08/52	952
550,000	AppLovin Corp., 5.13%, 12/01/29	555
1,475,000	Broadcom Inc., 4.35%, 2/15/30	1,458
1,325,000	Broadcom Inc., 5.15%, 11/15/31	1,351
750,000	CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	736
710,000	Concentrix Corp., 6.65%, 8/02/26	723
1,455,000	Fiserv Inc., 5.38%, 8/21/28	1,493
1,675,000	Foundry JV Holdco LLC 144A, 6.25%, 1/25/35 (a)	1,734
1,075,000	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl 144A, 8.75%, 5/01/29 (a)	1,045
1,675,000	Hewlett Packard Enterprise Co., 5.60%, 10/15/54	1,546
875,000	Microchip Technology Inc., 4.90%, 3/15/28	877
1,130,000	Micron Technology Inc., 5.30%, 1/15/31	1,135
2,800,000	Microsoft Corp., 2.53%, 6/01/50	1,737

Principal or Shares	Security Description	Value (000)

1,155,000	NetApp Inc., 5.50%, 3/17/32	$1,170
1,350,000	NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 6/18/29	1,320
320,000	Open Text Holdings Inc. 144A, 4.13%, 12/01/31 (a)	287
1,493,000	Oracle Corp., 4.13%, 5/15/45	1,160
995,000	Oracle Corp., 5.25%, 2/03/32	1,009
1,000,000	Oracle Corp., 6.50%, 4/15/38	1,070
1,300,000	Seagate HDD Cayman, 5.75%, 12/01/34	1,256
1,250,000	Synopsys Inc., 4.85%, 4/01/30	1,264
1,175,000	Synopsys Inc., 5.70%, 4/01/55	1,137
		25,829
Telecommunication (6%)
1,575,000	Alphabet Inc., 2.05%, 8/15/50	882
1,750,000	Amazon.com Inc., 3.10%, 5/12/51	1,179
1,859,000	AT&T Inc., 3.50%, 9/15/53	1,246
2,800,000	AT&T Inc., 3.65%, 9/15/59	1,854
1,325,000	Bell Telephone Co. of Canada or Bell Canada, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.390%), 6.88%, 9/15/55 (b)	1,327
1,760,000	British Telecommunications PLC 144A, 4.25%, 11/08/49 (a)	1,334
1,100,000	Cisco Systems Inc., 4.75%, 2/24/30	1,127
1,500,000	Deutsche Telekom International Finance BV, 8.75%, 6/15/30	1,766
1,110,000	Go Daddy Operating Co LLC/GD Finance Co. Inc. 144A, 3.50%, 3/01/29 (a)	1,036
1,115,000	Juniper Networks Inc., 2.00%, 12/10/30	958
1,475,000	Orange SA, 9.00%, 3/01/31	1,794
1,550,000	Rogers Communications Inc., 5.45%, 10/01/43	1,438
850,000	Rogers Communications Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.620%), 7.13%, 4/15/55 (b)	847
820,000	Sable International Finance Ltd. 144A, 7.13%, 10/15/32 (a)	807
1,450,000	Stagwell Global LLC 144A, 5.63%, 8/15/29 (a)	1,370
1,100,000	TELUS Corp., 4.60%, 11/16/48	881
1,967,000	Verizon Communications Inc., 2.36%, 3/15/32	1,680
2,075,000	Vodafone Group PLC, 5.75%, 6/28/54	1,963
		23,489
Transportation (1%)
1,325,000	American Airlines Inc./AAdvantage Loyalty IP Ltd. 144A, 5.75%, 4/20/29 (a)	1,287
1,082,136	American Airlines Pass-Through Trust 2019-1, A, 3.50%, 2/15/32	971
975,000	Delta Air Lines Inc./SkyMiles IP Ltd. 144A, 4.75%, 10/20/28 (a)	969
		3,227
Utility (8%)
1,350,000	Algonquin Power & Utilities Corp., 5.37%, 6/15/26	1,359
1,050,000	Basin Electric Power Cooperative 144A, 4.75%, 4/26/47 (a)	886
244,000	Berkshire Hathaway Energy Co., 6.13%, 4/01/36	257
800,000	Boston Gas Co. 144A, 6.12%, 7/20/53 (a)	800
1,265,000	Brooklyn Union Gas Co. 144A, 6.42%, 7/18/54 (a)	1,296
1,115,000	Consolidated Edison Co. of New York Inc., 5.50%, 3/15/55	1,062
1,050,000	Dominion Energy South Carolina Inc., 6.25%, 10/15/53	1,110

36  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,000,000	Duke Energy Corp., 5.45%, 6/15/34 (d)	$1,017
2,250,000	Duke Energy Florida LLC, 5.95%, 11/15/52	2,280
1,000,000	Enel Finance International NV 144A, 5.13%, 6/26/29 (a)	1,016
925,000	Engie SA 144A, 5.88%, 4/10/54 (a)	900
1,200,000	Entergy Louisiana LLC, 5.35%, 3/15/34	1,220
1,300,000	Exelon Corp., 5.15%, 3/15/29	1,330
1,825,000	Indiana Michigan Power Co., 5.63%, 4/01/53	1,760
900,000	Indianapolis Power & Light Co. 144A, 5.70%, 4/01/54 (a)	876
625,000	Interstate Power and Light Co., 5.45%, 9/30/54	586
660,000	KeySpan Gas East Corp. 144A, 5.82%, 4/01/41 (a)	638
1,675,000	Narragansett Electric Co. 144A, 5.35%, 5/01/34 (a)	1,690
1,350,000	National Fuel Gas Co., 5.50%, 3/15/30	1,383
610,000	Nevada Power Co., 6.00%, 3/15/54	619
950,000	NextEra Energy Capital Holdings Inc., 5.00%, 2/28/30	969
975,000	NextEra Energy Capital Holdings Inc., 5.55%, 3/15/54	913
1,000,000	NiSource Inc., 5.65%, 2/01/45	959
900,000	Northern States Power Co., 5.10%, 5/15/53	821
1,450,000	RWE Finance U.S. LLC 144A, 5.88%, 4/16/34 (a)	1,477
941,000	System Energy Resources Inc., 6.00%, 4/15/28	977
585,000	Tucson Electric Power Co., 5.50%, 4/15/53	552
1,275,000	Union Electric Co., 5.13%, 3/15/55	1,153
		29,906
Total Corporate Bond (Cost - $346,631)		325,643
Foreign Government (1%)
1,885,000	Corp. Financiera de Desarrollo SA 144A, 2.40%, 9/28/27 (a)
	(Cost - $1,883)	1,768
Mortgage Backed (5%)
1,300,000	AREIT Ltd. 2025-CRE10 144A, (1 mo. Term Secured Overnight Financing Rate + 1.388%), 5.72%, 12/17/29 (a)(b)	1,275
1,200,000	AREIT Ltd. 2024-CRE9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.686%), 6.01%, 5/17/41 (a)(b)	1,200
1,534,848	BX Commercial Mortgage Trust 2024-XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.392%), 5.71%, 3/15/41 (a)(b)	1,535
1,115,324	BX Commercial Mortgage Trust 2024-MDHS 144A, (1 mo. Term Secured Overnight Financing Rate + 1.641%), 5.96%, 5/15/41 (a)(b)	1,116
1,325,000	BX Trust 2024-VLT4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.491%), 5.81%, 7/15/29 (a)(b)	1,317
900,000	BX Trust 2023-DELC 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 7.01%, 5/15/38 (a)(b)	904

Principal or Shares	Security Description	Value (000)

1,345,000	Connecticut Avenue Securities Trust 2022- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.500%), 8.85%, 1/25/42 (a)(b)	$1,399
915,844	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.150%), 5.50%, 3/25/44 (a)(b)	915
1,350,000	CSTL Commercial Mortgage Trust 2024-GATE 144A, 4.92%, 11/10/41 (a)(f)	1,345
1,572,850	Extended Stay America Trust 2021-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 1.814%), 6.14%, 7/15/38 (a)(b)	1,568
1,700,000	MF1 2024-FL16 144A, (1 mo. Term Secured Overnight Financing Rate + 1.541%), 5.86%, 11/18/39 (a)(b)	1,699
217,789	MHC Commercial Mortgage Trust 2021-MHC 144A, (1 mo. Term Secured Overnight Financing Rate + 0.915%), 5.24%, 4/15/38 (a)(b)	218
1,500,000	NXPT Commercial Mortgage Trust 2024-STOR 144A, 4.46%, 11/05/41 (a)(f)	1,467
1,200,000	OBX Trust 2025-NQM7 144A, 5.56%, 5/25/55 (a)	1,214
1,028,591	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (a)	1,022
Total Mortgage Backed (Cost - $18,215)		18,194
Municipal (0%)
1,050,000	Michigan Finance Authority D, 5.02%, 11/01/43
	(Cost - $1,050)	978
Investment Company (3%)
6,200,530	Payden Cash Reserves Money Market Fund*	6,201
589,623	Payden Emerging Market Corporate Bond Fund, SI Class*	5,112
Total Investment Company (Cost - $11,190)		11,313
Total Investments (Cost - $389,016) (99%)		367,665
Other Assets, net of Liabilities (1%)		2,732

Net Assets (100%)		$370,397

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025.
(c)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(d)

All or a portion of these securities are on loan. At April 30, 2025, the total market value of the Fund’s securities on loan is $5,607 and the total market value of the collateral held by the Fund is $5,873. Amounts in 000s.

(e)	Perpetual security with no stated maturity date.
(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Semi-Annual   37

Payden Corporate Bond Fund continued

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Long Bond Future	85	Jun-25	$9,913	$60	$60
U.S. Treasury 10-Year Note Future	36	Jun-25	4,040	91	91
U.S. Treasury 2-Year Note Future	46	Jun-25	9,575	90	90
U.S. Treasury 5-Year Note Future	121	Jun-25	13,213	273	273

					514

Short Contracts:
U.S. 10-Year Ultra Future	50	Jun-25	(5,737)	(99)	(99)
U.S. Ultra Bond Future	74	Jun-25	(8,956)	15	15

					(84)

Total Futures					$430

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$5,607
Non-cash Collateral[2]	(5,607)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

38  Payden Mutual Funds

   Payden Strategic Income Fund

Schedule of Investments - April 30, 2025 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (12%)
209,550	Arbys Funding LLC 2020-1A 144A, 3.24%, 7/30/50 (a)	$200
700,000	Blackrock European CLO VII DAC 7A 144A, (3 mo. EURIBOR + 1.300%), 3.58%, 10/15/31 EUR (a)(b)(c)	789
600,000	BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 2.814%), 7.13%, 8/19/38 (a)(b)	597
723,808	Carlyle Global Market Strategies CLO Ltd. 2012-4A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.120%), 5.39%, 4/22/32 (a)(b)	723
360,000	CARS-DB4 LP 2020-1A 144A, 4.95%, 2/15/50 (a)	325
600,000	CIFC European Funding CLO II DAC 2A 144A, (3 mo. EURIBOR + 0.900%), 3.18%, 4/15/33 EUR (a)(b)(c)	675
498,808	CIFC Funding Ltd. 2018-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.362%), 5.63%, 7/18/31 (a)(b)	499
675,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 4.94%, 1/25/52 CAD (a)(c)	484
550,000	CyrusOne Data Centers Issuer I LLC 2024-2A 144A, 4.50%, 5/20/49 (a)	533
1,124,566	Driven Brands Funding LLC 2020-1A 144A, 3.79%, 7/20/50 (a)	1,090
277,532	Dryden CLO Ltd. 2018-55A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.282%), 5.54%, 4/15/31 (a)(b)	278
662,303	Dryden CLO Ltd. 2019-72A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.42%, 5/15/32 (a)(b)	661
400,000	Dryden XXVI Senior Loan Fund 2013-26A 144A, (3 mo. Term Secured Overnight Financing Rate + 5.802%), 10.06%, 4/15/29 (a)(b)	377
1,050,000	FS RIALTO 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.164%), 6.49%, 5/16/38 (a)(b)	1,027
1,000,000	Galaxy XXII CLO Ltd. 2016-22A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.240%), 5.50%, 4/16/34 (a)(b)	998
93,109	JPMorgan Chase Bank N.A.-CACLN 2020-2 144A, 31.36%, 2/25/28 (a)	95
1,611	JPMorgan Chase Bank N.A.-CACLN 2021-3 144A, 2.10%, 2/26/29 (a)	2
1	Juniper Receivables 2021-2 DAC Holding Class R-1 Notes, 0.00%, 2/15/29 (d)	196
750,000	LCM Ltd. 39A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.340%), 5.60%, 10/15/34 (a)(b)	749
250,000	Montmartre Euro CLO DAC 2020-2A 144A, (3 mo. EURIBOR + 0.960%), 3.24%, 7/15/34 EUR (a)(b)(c)	282
450,000	Neuberger Berman Loan Advisers CLO Ltd. 2020-36A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.800%), 6.07%, 4/20/33 (a)(b)	449

Principal or Shares	Security Description	Value (000)

500,000	Neuberger Berman Loan Advisers Euro CLO DAC 2021-2A 144A, (3 mo. EURIBOR + 1.030%), 3.31%, 4/15/34 EUR (a)(b)(c)	$564
248,229	Oak Street Investment Grade Net Lease Fund Series 2020-1A 144A, 2.26%, 11/20/50 (a)	240
281,041	OneMain Financial Issuance Trust 2022-2A 144A, 4.89%, 10/14/34 (a)	281
700,000	Palmer Square CLO Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.530%), 5.79%, 4/16/37 (a)(b)	700
388,475	Planet Fitness Master Issuer LLC 2019-1A 144A, 3.86%, 12/05/49 (a)	368
900,000	Regatta XXII Funding Ltd. 2022-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 5.52%, 7/20/35 (a)(b)	896
372,000	Rockford Tower CLO Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.422%), 5.69%, 10/20/31 (a)(b)	372
10,181	Santander Bank Auto Credit-Linked Notes 2022-A 144A, 5.28%, 5/15/32 (a)	10
57,833	Santander Bank Auto Credit-Linked Notes 2023-A 144A, 10.07%, 6/15/33 (a)	58
50	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28 (d)	554
657,083	Santander Drive Auto Receivables Trust 2024-S1 144A, 8.32%, 3/16/29 (a)	658
600,000	Sculptor European CLO V DAC 5A 144A, (3 mo. EURIBOR + 1.750%), 4.02%, 1/14/32 EUR (a)(b)(c)	677
497,500	Store Master Funding I-VII XIV XIX XX XXIV XXII 2024-1A 144A, 5.70%, 5/20/54 (a)	512
450,000	Symphony CLO XXIV Ltd. 2020-24A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.512%), 6.79%, 1/23/32 (a)(b)	450
141,667	TierPoint Issuer LLC 2023-1A 144A, 6.00%, 6/25/53 (a)	142
300,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (a)	315
299,424	Voya Euro CLO III DAC 3A 144A, (3 mo. EURIBOR + 0.920%), 3.20%, 4/15/33 EUR (a) (b)(c)	337
635,250	Zaxbys Funding LLC 2021-1A 144A, 3.24%, 7/30/51 (a)	584
Total Asset Backed (Cost - $19,689)		18,747
Bank Loan(e) (2%)
296,991	Bangl LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 8.79%, 2/01/29	298
248,750	CPPIB OVM Member U.S. LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 7.05%, 8/20/31	247
500,000	Emg Utica Midstream Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 8.30%, 10/24/29	499
429,798	MIC Glen LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 7.82%, 7/21/28	430

Semi-Annual   39

   Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)

642,777	Numericable U.S. LLC Term Loan B14-EXT 1L, (3 mo. Term Secured Overnight Financing Rate + 4.500%), 9.76%, 8/15/28	$581
345,638	Pegasus Bidco Bv Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.57%, 7/12/29	346
155,813	Standard Industries Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 6.07%, 9/22/28	156
547,250	Verde Purchaser LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 8.30%, 11/30/30	544
273,687	WaterBridge Midstream Operating LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.05%, 6/27/29	262
Total Bank Loan (Cost - $3,449)		3,363
Corporate Bond (38%)
Financial (14%)
450,000	Ally Financial Inc. B, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70% (b)(f)	415
450,000	Ally Financial Inc., (U.S. Secured Overnight Financing Rate + 2.820%), 6.85%, 1/03/30 (b)	467
700,000	American Express Co., (U.S. Secured Overnight Financing Rate + 1.930%), 5.63%, 7/28/34 (b)	706
560,000	American Tower Corp., 3.95%, 3/15/29	546
725,000	AmFam Holdings Inc. 144A, 2.81%, 3/11/31 (a)	611
350,000	Ares Capital Corp., 5.95%, 7/15/29	354
400,000	Arthur J Gallagher & Co., 5.15%, 2/15/35	397
500,000	Athene Holding Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.607%), 6.63%, 10/15/54 (b)	482
425,000	Banco Bilbao Vizcaya Argentaria SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.700%), 6.14%, 9/14/28 (b)	440
350,000	Banco de Credito e Inversiones SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.944%), 8.75% (a)(b)(f)	363
400,000	Banco Santander SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.900%), 1.72%, 9/14/27 (b)	384
700,000	Bank of Nova Scotia, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.017%), 8.00%, 1/27/84 (b)	718
450,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 2.210%), 5.83%, 5/09/27 (b)	455
300,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A, 5.25%, 9/10/29 (a)	302
625,000	Blackstone Secured Lending Fund, 2.75%, 9/16/26	604
345,000	Blue Owl Capital Corp., 3.75%, 7/22/25	344
250,000	BNP Paribas SA 144A, (U.S. Secured Overnight Financing Rate + 2.074%), 2.22%, 6/09/26 (a)(b)	249
400,000	Bread Financial Holdings Inc. 144A, 9.75%, 3/15/29 (a)	421
275,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.62%, 10/30/31 (b)	307

Principal or Shares	Security Description	Value (000)

375,000	Charles Schwab Corp. G, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.971%), 5.38% (b)(f)	$375
900,000	Corebridge Financial Inc., 3.90%, 4/05/32	829
300,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.400%), 5.71%, 3/01/30 (a)(b)	310
600,000	Extra Space Storage LP, 5.90%, 1/15/31	627
550,000	GLP Capital LP/GLP Financing II Inc., 4.00%, 1/15/31	511
700,000	goeasy Ltd. 144A, 9.25%, 12/01/28 (a)	734
500,000	goeasy Ltd. 144A, 6.88%, 5/15/30 (a)	488
500,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.210%), 5.05%, 7/23/30 (b)	506
600,000	Huntington Bancshares Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 6.14%, 11/18/39 (b)	594
650,000	Intesa Sanpaolo SpA 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.900%), 7.78%, 6/20/54 (a)(b)	700
430,000	Invitation Homes Operating Partnership LP, 4.15%, 4/15/32	401
600,000	Jane Street Group/JSG Finance Inc. 144A, 6.13%, 11/01/32 (a)	590
500,000	M&T Bank Corp., (U.S. Secured Overnight Financing Rate + 0.930%), 4.83%, 1/16/29 (b)	501
750,000	Macquarie Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 3.05%, 3/03/36 (a)(b)	660
300,000	Main Street Capital Corp., 6.95%, 3/01/29	307
500,000	Panther Escrow Issuer LLC 144A, 7.13%, 6/01/31 (a)	513
525,000	Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	449
400,000	PRA Group Inc. 144A, 8.88%, 1/31/30 (a)(g)	412
775,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 2.328%), 5.81%, 9/09/26 (b)	777
450,000	Santander Holdings USA Inc., 3.24%, 10/05/26	441
800,000	Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (a)	799
280,000	Synchrony Financial, 7.25%, 2/02/33	286
500,000	UBS Group AG 144A, (5-Year U.S. Dollar SOFR ICE Swap Rate + 3.630%), 6.85% (a)(b)(f)	492
500,000	UBS Group AG 144A, (5-Year U.S. Dollar SOFR ICE Swap Rate + 3.179%), 7.13% (a)(b)(f)	479
750,000	UBS Group AG 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.758%), 9.25% (a)(b)(f)	840
		22,186
Industrial (11%)
435,000	Advantage Sales & Marketing Inc. 144A, 6.50%, 11/15/28 (a)	351
550,000	Alcoa Nederland Holding BV 144A, 7.13%, 3/15/31 (a)	567
450,000	Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (a)	446
565,000	Axon Enterprise Inc. 144A, 6.25%, 3/15/33 (a)	577
500,000	Blue Cross and Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (a)	500
700,000	Boeing Co., 6.53%, 5/01/34	752
250,000	Braskem Netherlands Finance BV 144A, 8.00%, 10/15/34 (a)	223
192,000	Broadcom Inc. 144A, 3.14%, 11/15/35 (a)	159

40  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

550,000	C&W Senior Finance Ltd. 144A, 9.00%, 1/15/33 (a)	$552
350,000	CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	344
250,000	Celulosa Arauco y Constitucion SA 144A, 6.18%, 5/05/32 (a)	250
450,000	Centene Corp., 4.25%, 12/15/27	440
825,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 12/01/61	536
250,000	Cia de Minas Buenaventura SAA 144A, 6.80%, 2/04/32 (a)	249
600,000	Cleveland-Cliffs Inc. 144A, 7.00%, 3/15/32 (a)	565
500,000	Clydesdale Acquisition Holdings Inc. 144A, 6.75%, 4/15/32 (a)	512
700,000	CVS Health Corp., 5.63%, 2/21/53	636
250,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc. 144A, 6.75%, 1/15/30 (a)	219
500,000	Flowers Foods Inc., 5.75%, 3/15/35	505
550,000	Ford Motor Credit Co. LLC, 5.80%, 3/05/27	547
500,000	Foundry JV Holdco LLC 144A, 5.90%, 1/25/30 (a)	519
550,000	General Motors Co., 5.60%, 10/15/32	546
725,000	Glencore Funding LLC 144A, 3.88%, 4/27/51 (a)	506
300,000	Graphic Packaging International LLC 144A, 1.51%, 4/15/26 (a)	290
260,000	HCA Inc., 3.50%, 9/01/30	243
650,000	Hyundai Capital America 144A, 6.50%, 1/16/29 (a)	679
450,000	IHS Holding Ltd. 144A, 7.88%, 5/29/30 (a)	435
550,000	J Paul Getty Trust, 4.91%, 4/01/35	550
200,000	Land O’ Lakes Inc. 144A, 7.00% (a)(f)	164
350,000	Limak Cimento Sanayi ve Ticaret AS 144A, 9.75%, 7/25/29 (a)	344
700,000	Mars Inc. 144A, 5.00%, 3/01/32 (a)	706
350,000	Micron Technology Inc., 5.30%, 1/15/31	352
500,000	Northwell Healthcare Inc., 4.26%, 11/01/47	391
250,000	OCP SA 144A, 6.10%, 4/30/30 (a)	250
300,000	Quikrete Holdings Inc. 144A, 6.75%, 3/01/33 (a)	301
400,000	Regal Rexnord Corp., 6.40%, 4/15/33	408
800,000	Stellantis Finance U.S. Inc. 144A, 1.71%, 1/29/27 (a)	756
700,000	Synopsys Inc., 4.85%, 4/01/30	708
525,000	Warnermedia Holdings Inc., 5.14%, 3/15/52	359
		17,437
Utility (13%)
700,000	Abu Dhabi National Energy Co. PJSC 144A, 4.38%, 10/09/31 (a)	692
612,489	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	610
550,000	Algonquin Power & Utilities Corp., 5.37%, 6/15/26	554
300,000	Azule Energy Finance PLC 144A, 8.13%, 1/23/30 (a)	289
350,000	BP Capital Markets PLC, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.153%), 6.45% (b)(f)	349
370,000	CNX Resources Corp. 144A, 7.25%, 3/01/32 (a)(g)	370
500,000	Duke Energy Corp., 5.80%, 6/15/54	480
975,000	Duquesne Light Holdings Inc. 144A, 2.78%, 1/07/32 (a)	837

Principal or Shares	Security Description	Value (000)

400,000	Energy Transfer LP, 5.75%, 2/15/33	$406
600,000	Energy Transfer LP, 6.55%, 12/01/33	632
750,000	Expand Energy Corp., 5.70%, 1/15/35	741
198,850	FIEMEX Energia-Banco Actinver SA Institucion de Banca Multiple 144A, 7.25%, 1/31/41 (a)	198
400,000	Frontera Energy Corp. 144A, 7.88%, 6/21/28 (a)(g)	262
350,000	Gran Tierra Energy Inc. 144A, 9.50%, 10/15/29 (a)	273
350,000	Kimmeridge Texas Gas LLC 144A, 8.50%, 2/15/30 (a)	336
450,000	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 144A, 6.88%, 12/01/32 (a)	436
450,000	Matador Resources Co. 144A, 6.25%, 4/15/33 (a)	426
680,000	Moss Creek Resources Holdings Inc. 144A, 8.25%, 9/01/31 (a)	626
800,000	NRG Energy Inc. 144A, 6.25%, 11/01/34 (a)	799
450,000	Occidental Petroleum Corp., 5.55%, 10/01/34	420
350,000	OHI Group SA 144A, 13.00%, 7/22/29 (a)	354
300,000	ONEOK Inc., 5.80%, 11/01/30	311
650,000	Palomino Funding Trust I 144A, 7.23%, 5/17/28 (a)	686
550,000	Patterson-UTI Energy Inc., 7.15%, 10/01/33	542
415,000	PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	367
400,000	PBF Holding Co. LLC/PBF Finance Corp. 144A, 9.88%, 3/15/30 (a)(g)	353
385,000	Petroleos Mexicanos, 6.49%, 1/23/27	376
300,000	Saavi Energia Sarl 144A, 8.88%, 2/10/35 (a)	302
600,000	Saudi Arabian Oil Co. 144A, 5.88%, 7/17/64 (a)	554
444,285	Sorik Marapi Geothermal Power PT 144A, 7.75%, 8/05/31 (a)	433
550,000	South Bow USA Infrastructure Holdings LLC 144A, 5.58%, 10/01/34 (a)	532
250,000	Sunoco LP 144A, 6.25%, 7/01/33 (a)	250
220,000	Surge Energy Inc. 144A, 8.50%, 9/05/29 CAD (a)(c)	157
271,456	Tierra Mojada Luxembourg II Sarl 144A, 5.75%, 12/01/40 (a)	249
300,000	Transocean Inc. 144A, 8.25%, 5/15/29 (a)	242
260,000	Transocean Inc. 144A, 8.50%, 5/15/31 (a)	201
400,000	Var Energi ASA 144A, 8.00%, 11/15/32 (a)	436
350,000	Venture Global LNG Inc. 144A, 9.50%, 2/01/29 (a)	363
500,000	Venture Global LNG Inc. 144A, 7.00%, 1/15/30 (a)	471
385,000	W&T Offshore Inc. 144A, 10.75%, 2/01/29 (a) (g)	304
650,000	Weatherford International Ltd. 144A, 8.63%, 4/30/30 (a)	645
100,000	Western Midstream Operating LP, 6.35%, 1/15/29 (g)	104
250,000	Western Midstream Operating LP, 6.15%, 4/01/33	253
400,000	Whistler Pipeline LLC 144A, 5.40%, 9/30/29 (a)	403
650,000	Williams Cos. Inc., 5.80%, 11/15/54	617
		19,241
Total Corporate Bond (Cost - $60,870)		58,864
Foreign Government (4%)
200,000	Bermuda Government International Bond 144A, 3.38%, 8/20/50 (a)	133

Semi-Annual   41

   Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)

550,000	Chile Government International Bond, 4.13%, 7/05/34 EUR (c)	$642
830,000	CPPIB Capital Inc. 144A, 1.95%, 9/30/29 CAD (a)(c)	579
350,000	Dominican Republic International Bond 144A, 6.60%, 6/01/36 (a)	344
590,000	Guatemala Government Bond, 4.50%, 5/03/26 (h)	585
350,000	Guatemala Government Bond 144A, 6.55%, 2/06/37 (a)	349
500,000	Ivory Coast Government International Bond 144A, 8.08%, 4/01/36 (a)	462
500,000	Municipal Finance Authority of British, 2.55%, 10/09/29 CAD (c)	358
400,000	Nigeria Government International Bond 144A, 6.13%, 9/28/28 (a)	360
172,000	Paraguay Government International Bond 144A, 4.70%, 3/27/27 (a)	172
450,000	Paraguay Government International Bond 144A, 5.85%, 8/21/33 (a)	454
700,000	Perusahaan Penerbit SBSN Indonesia III 144A, 5.20%, 7/02/34 (a)	703
300,000	Peruvian Government International Bond, 5.38%, 2/08/35	296
250,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	236
250,000	Republic of South Africa Government International Bond, 5.88%, 6/22/30	243
575,000	Republic of Uzbekistan International Bond 144A, 3.90%, 10/19/31 (a)	488
Total Foreign Government (Cost - $6,647)		6,404
Mortgage Backed (24%)
406,948	BRAVO Residential Funding Trust 2024-NQM7 144A, 5.55%, 10/27/64 (a)	408
625,000	BX Commercial Mortgage Trust 2021-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 6.84%, 9/15/36 (a)(b)	613
263,021	BX Commercial Mortgage Trust 2021-SOAR 144A, (1 mo. Term Secured Overnight Financing Rate + 1.914%), 6.24%, 6/15/38 (a)(b)	261
777,608	BX Commercial Mortgage Trust 2024-XL4 144A, (1 mo. Term Secured Overnight Financing Rate + 3.140%), 7.46%, 2/15/39 (a)(b)	779
648,527	BX Commercial Mortgage Trust 2024-XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 7.01%, 3/15/41 (a)(b)	642
700,000	BX Trust 2024-BIO 144A, (1 mo. Term Secured Overnight Financing Rate + 1.642%), 5.96%, 2/15/41 (a)(b)	696
682,306	Colt Mortgage Loan Trust 2025-1 144A, 5.70%, 1/25/70 (a)	698
550,000	Connecticut Avenue Securities Trust 2024-R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.950%), 6.30%, 3/25/44 (a)(b)	551
282,032	Cross Mortgage Trust 2024-H7 144A, 5.59%, 11/25/69 (a)(i)	283
244,019	Cross Mortgage Trust 2024-H8 144A, 5.55%, 12/25/69 (a)(i)	245
400,000	DC Commercial Mortgage Trust 2023-DC 144A, 6.31%, 9/12/40 (a)	414

Principal or Shares	Security Description	Value (000)

493,937	Fannie Mae Connecticut Avenue Securities 2016-C02, (U.S. Secured Overnight Financing Rate Index 30day Average + 12.364%), 16.72%, 9/25/28 (b)	$533
766,729	Fannie Mae Connecticut Avenue Securities 2016-C03, (U.S. Secured Overnight Financing Rate Index 30day Average + 11.864%), 16.22%, 10/25/28 (b)	830
491,769	Fannie Mae Connecticut Avenue Securities 2016-C04, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.364%), 14.72%, 1/25/29 (b)	526
1,038,555	FN CB3622 30YR, 4.00%, 5/01/52	972
1,271,639	FN CB4120 30YR, 4.00%, 7/01/52	1,190
1,044,385	FN CB4127 30YR, 4.50%, 7/01/52	1,001
885,857	FN CB4794 30YR, 4.50%, 10/01/52	848
727,896	FN CB7991 30YR, 5.50%, 2/01/54	729
620,351	FN CB8021 30YR, 6.50%, 2/01/54	646
1,755,725	FN MA4761 30YR, 5.00%, 9/01/52	1,726
1,361,335	FN MA4785 30YR, 5.00%, 10/01/52	1,338
1,098,045	FN MA4842 30YR, 5.50%, 12/01/52	1,099
943,086	FN MA4869 30YR, 5.50%, 1/01/53	944
191,962	FN MA4876 30YR, 6.00%, 12/01/52	196
1,516,505	FN MA5040 30YR, 6.00%, 6/01/53	1,542
990,340	FN MA5073 30YR, 6.00%, 7/01/53	1,007
698,745	FR RA7790 30YR, 5.00%, 8/01/52	687
536,777	FR RA7936 30YR, 5.00%, 9/01/52	530
838,126	FR RA8249 30YR, 5.50%, 11/01/52	840
1,241,347	FR RA8415 30YR, 5.50%, 1/01/53	1,244
497,494	FR SB8192 15YR, 5.00%, 10/01/37	501
803,532	FR SB8206 15YR, 5.00%, 1/01/38	809
248,592	FR SB8247 15YR, 5.00%, 8/01/38	250
733,605	FR SD2184 30YR, 6.00%, 1/01/53	748
714,268	FR SD8245 30YR, 4.50%, 9/01/52	685
494,535	Freddie Mac STACR Debt Notes 2015-HQA1, (U.S. Secured Overnight Financing Rate Index 30day Average + 8.914%), 13.27%, 3/25/28 (b)	497
489,758	Freddie Mac STACR Debt Notes 2015-DNA3, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.464%), 13.82%, 4/25/28 (b)	505
330,450	Freddie Mac STACR Debt Notes 2015-HQA2, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 14.97%, 5/25/28 (b)	344
300,000	Freddie Mac STACR Trust 2019-FTR3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.914%), 9.25%, 9/25/47 (a)(b)	316
300,000	Freddie Mac STACR Trust 2019-FTR4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 5.114%), 9.47%, 11/25/47 (a)(b)	328
186,553	Last Mile Logistics Pan Euro Finance DAC 1A 144A, (3 mo. EURIBOR + 1.900%), 4.46%, 8/17/33 EUR (a)(b)(c)	210
785,485	Last Mile Logistics Pan Euro Finance DAC 1X, (3 mo. EURIBOR + 2.700%), 5.26%, 8/17/33 EUR (b)(c)(h)	879
26,019	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)(i)	25
170,153	New Residential Mortgage Loan Trust 2017-4A 144A, 4.00%, 5/25/57 (a)(i)	164
750,000	NXPT Commercial Mortgage Trust 2024-STOR 144A, 4.46%, 11/05/41 (a)(i)	734
426,219	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (a)	425

42  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

439,550	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (a)	$440
357,771	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (a)	356
316,447	OBX Trust 2024-NQM15 144A, 5.32%, 10/25/64 (a)	316
229,927	OBX Trust 2024-NQM18 144A, 5.41%, 10/25/64 (a)(i)	230
356,932	OBX Trust 2024-NQM16 144A, 5.53%, 10/25/64 (a)	358
236,798	OBX Trust 2024-NQM17 144A, 5.61%, 11/25/64 (a)(i)	238
471,548	OBX Trust 2025-NQM1 144A, 5.55%, 12/25/64 (a)(i)	473
300,000	STACR Trust 2018-HRP2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 14.97%, 2/25/47 (a)(b)	369
794,167	Taurus DAC 2021-UK1A 144A, (Sterling Overnight Index Average + 2.600%), 7.08%, 5/17/31 GBP (a)(b)(c)	1,052
300,000	TRTX Issuer Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 6.84%, 3/15/38 (a)(b)	298
323,655	Verus Securitization Trust 2024-8 144A, 5.36%, 10/25/69 (a)(i)	323
337,198	Verus Securitization Trust 2024-9 144A, 5.44%, 11/25/69 (a)(i)	337
737,951	Verus Securitization Trust 2025-1 144A, 5.62%, 1/25/70 (a)(i)	741
Total Mortgage Backed (Cost - $36,716)		36,969
Municipal (2%)
440,000	California Earthquake Authority A, 5.60%, 7/01/27	445
245,111	California Pollution Control Financing Authority, AMT 144A, 7.50%, 12/01/39 (a)(j)(k)	–
900,000	County of Alameda CA B, 3.95%, 8/01/33	858
250,000	District of Columbia Water & Sewer Authority A, 4.81%, 10/01/14	213
505,000	Golden State Tobacco Securitization Corp. B, 2.75%, 6/01/34 (l)	433
350,000	Idaho Housing & Finance Association A, 6.00%, 1/01/65 (l)	368
400,000	Pennsylvania Economic Development Financing Authority B, 6.53%, 6/15/39	438
600,000	Regents of the University of California Medical Center Pooled Revenue Q, 4.13%, 5/15/32	583
Total Municipal (Cost - $3,734)		3,338
U.S. Government Agency (1%)
950,000	Tennessee Valley Authority, 5.25%, 9/15/39
	(Cost - $1,033)	1,000
U.S. Treasury (10%)
1,940,000	U.S. Treasury Bond, 2.00%, 8/15/51 (m)(n)	1,132
4,693,780	U.S. Treasury Inflation Indexed Notes, 2.13%, 4/15/29	4,848

Principal or Shares	Security Description	Value (000)

2,941,736	U.S. Treasury Inflation Indexed Notes, 1.38%, 7/15/33	$2,852
490,000	U.S. Treasury Note, 3.50%, 1/31/28 (m)(n)	489
3,750,000	U.S. Treasury Note, 3.88%, 8/15/34	3,674
2,050,000	U.S. Treasury Note, 4.25%, 11/15/34	2,066
Total U.S. Treasury (Cost - $15,695)		15,061
Stock (1%)
Preferred Stock (1%)
40,000	Morgan Stanley, 6.50% (f)
	(Cost - $1,000)	1,003
Total Stock (Cost - $1,000)		1,003
Investment Company (6%)
6,301,862	Payden Cash Reserves Money Market Fund*	6,302
101,806	Payden Emerging Market Corporate Bond Fund, SI Class*	883
394,191	Payden Emerging Markets Local Bond Fund, SI Class*	1,825
Total Investment Company (Cost - $9,021)		9,010
Total Investments (Cost - $157,854) (100%)		153,759
Other Assets, net of Liabilities (0%)		731
Net Assets (100%)		$154,490

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025.
(c)	Principal in foreign currency.
(d)	Yield to maturity at time of purchase.
(e)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(f)	Perpetual security with no stated maturity date.
(g)

All or a portion of these securities are on loan. At April 30, 2025, the total market value of the Fund’s securities on loan is $1,440 and the total market value of the collateral held by the Fund is $1,520. Amounts in 000s.

(h)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(j)	Non-income producing
(k)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(l)	Payment of principal and/or interest is insured against default by a monoline insurer.
(m)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(n)	All or a portion of the security is pledged to cover futures contract margin requirements.

Semi-Annual   43

   Payden Strategic Income Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR 1,093	USD 1,197	HSBC Bank USA, N.A.	05/28/2025	$44
Liabilities:
USD 1,147	EUR 1,093	HSBC Bank USA, N.A.	05/28/2025	(93)
USD 1,795	CAD 2,582	State Street Bank & Trust Co.	06/18/2025	(82)
USD 5,545	EUR 5,082	State Street Bank & Trust Co.	06/18/2025	(230)
USD 1,114	GBP 861	State Street Bank & Trust Co.	06/18/2025	(34)

				(439)

Net Unrealized Appreciation (Depreciation)				$(395)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. 10-Year Ultra Future	165	Jun-25	$18,931	$362	$362
U.S. Treasury 2-Year Note Future	222	Jun-25	46,209	435	435

					797

Short Contracts:
U.S. Treasury 10-Year Note Future	40	Jun-25	(4,489)	(89)	(89)
U.S. Treasury 5-Year Note Future	352	Jun-25	(38,437)	(744)	(744)
U.S. Ultra Bond Future	9	Jun-25	(1,089)	4	4

					(829)

Total Futures					$(32)

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 44 Index), Pay 5% Quarterly,
Receive upon credit default	06/20/2030	$4,440	$(187)	$(178)	$(9)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
10-Year SOFR Swap, Receive Variable 4.3300% (SOFRRATE) Annually, Pay Fixed 3.2815% Annually	02/27/2035	$3,200	$102	$—	$102
10-Year SOFR Swap, Receive Variable 4.6562% (SOFRRATE) Annually, Pay Fixed 2.7375% Annually	08/30/2034	2,600	216	—	216
10-Year SOFR Swap, Receive Variable 4.8215% (SOFRRATE) Annually, Pay Fixed 2.9360% Annually	06/28/2034	2,630	182	—	182
2-Year SOFR Swap, Receive Fixed 2.7400% Annually, Pay Variable 4.6562% (SOFRRATE) Annually	08/30/2026	11,900	(285)	—	(285)

44  Payden Mutual Funds

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
2-Year SOFR Swap, Receive Fixed 2.8300% Annually, Pay Variable 4.8215% (SOFRRATE) Annually	06/29/2026	11,766	(311)	—	(311)
4-Year SOFR Swap, Receive Variable 3.7079% (SOFRRATE) Annually, Pay Fixed 3.7079% Annually	08/31/2029	9,477	(147)	—	(147)
5-Year SOFR Swap, Receive Variable 4.3300% (SOFRRATE) Annually, Pay Fixed 3.3330% Annually	02/27/2027	13,500	(45)	—	(45)

			$(288)	$—	$(288)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$1,440
Non-cash Collateral[2]	(1,440)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

Semi-Annual   45

Payden Absolute Return Bond Fund

Schedule of Investments - April 30, 2025 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (21%)
1,400,000	AIMCO CLO 2018-BA 144A, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 5.76%, 4/16/37 (a)(b)	$1,400
1,450,000	Apidos CLO 2013-12A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.450%), 5.71%, 4/15/31 (a)(b)	1,448
800,000	Apidos CLO XXXII 2019-32A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 5.77%, 1/20/33 (a)(b)	798
4,076,391	ARES LII CLO Ltd. 2019-52A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.880%), 5.15%, 4/22/31 (a)(b)	4,066
1,700,000	ARES Loan Funding III Ltd. 2022-ALF3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.600%), 5.88%, 7/25/36 (a)(b)	1,694
1,500,000	Arini European CLO I DAC 1X, (3 mo. EURIBOR + 3.950%), 6.23%, 7/15/36 EUR (b)(c)(d)	1,705
2,000,000	Bluemountain Euro CLO DAC 2021-2X, (3 mo. EURIBOR + 1.750%), 4.03%, 10/15/35 EUR (b)(c)(d)	2,252
1,225,000	BlueMountain Fuji Eur CLO V DAC 5X, (3 mo. EURIBOR + 1.550%), 3.83%, 1/15/33 EUR (b)(c)(d)	1,377
1,700,000	Bosphorus CLO VII DAC 7X, (3 mo. EURIBOR + 3.700%), 5.96%, 10/17/36 EUR (b)(c)(d)	1,936
2,200,000	Buckhorn Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.070%), 5.34%, 7/18/34 (a)(b)	2,189
2,000,000	Cairn CLO XIII DAC 2021-13X, (3 mo. EURIBOR + 1.600%), 3.84%, 10/20/33 EUR (b)(c)(d)	2,241
2,300,000	Carlyle Global Market Strategies CLO Ltd. 2016-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.090%), 5.36%, 4/20/34 (a)(b)	2,291
1,000,000	CARS-DB4 LP 2020-1A 144A, 4.52%, 2/15/50 (a)	966
970,000	CARS-DB4 LP 2020-1A 144A, 4.95%, 2/15/50 (a)	877
2,000,000	Cifc Funding Ltd. 2023-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.600%), 5.87%, 1/20/37 (a)(b)	2,002
3,200,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 5.68%, 1/25/52 CAD (a)(d)	2,253
700,000	Cumulus Static CLO DAC 2024-1A 144A, (3 mo. EURIBOR + 1.900%), 4.46%, 11/15/33 EUR (a)(b)(d)	794
3,300,000	CVC Cordatus Loan Fund IX DAC 9X, (3 mo. EURIBOR + 1.700%), 4.22%, 8/20/34 EUR (b)(c)(d)	3,715
1,150,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 2.36%, 4/15/49 (a)	1,084
2,000,000	Diamond Issuer LLC 2021-1A 144A, 3.79%, 11/20/51 (a)	1,844
1,006,229	Driven Brands Funding LLC 2019-1A 144A, 4.64%, 4/20/49 (a)	1,000
650,000	Dryden 39 Euro CLO DAC 2015-39A 144A, (3 mo. EURIBOR + 0.950%), 3.23%, 4/15/35 EUR (a)(b)(d)	731

Principal or Shares	Security Description	Value (000)
3,700,000	Dryden XXVI Senior Loan Fund 2013-26A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.712%), 5.97%, 4/15/29 (a)(b)	$3,698
2,850,000	Elmwood CLO X Ltd. 2021-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.270%), 5.54%, 4/20/34 (a)(b)	2,847
2,409,000	Euro-Galaxy VII CLO DAC 2019-7X, (3 mo. EURIBOR + 1.650%), 3.81%, 7/25/35 EUR (b)(c)(d)	2,700
53	Exeter Automobile Receivables Trust 2021-2, 0.00%, 2/15/28 (e)	2,701
110	Flagship Credit Auto Trust, 0.00%, 3/15/29 (e)	18
320,104	FORT CRE Issuer LLC 2022-FL3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 6.20%, 2/23/39 (a)(b)	315
3,100,000	FORT CRE Issuer LLC 2022-FL3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.250%), 6.60%, 2/23/39 (a)(b)	3,035
3,500,000	Galaxy XXII CLO Ltd. 2016-22A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.240%), 5.50%, 4/16/34 (a)(b)	3,492
2,026,333	Golub Capital Partners Static Ltd. 2024-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.230%), 5.50%, 4/20/33 (a)(b)	2,026
1,300,000	Henley CLO VII DAC 7A 144A, (3 mo. EURIBOR + 1.800%), 3.96%, 4/25/34 EUR (a)(b)(d)	1,466
750,000	Hotwire Funding LLC 2024-1A 144A, 9.19%, 6/20/54 (a)	769
1,359,648	JPMorgan Chase Bank N.A.-CACLN 2021-1 144A, 28.35%, 9/25/28 (a)	1,396
1,500,000	JPMorgan Chase Bank N.A.-CACLN 2021-3 144A, 9.81%, 2/26/29 (a)	1,503
3,100,000	KKR CLO Ltd. 25 144A, (3 mo. Term Secured Overnight Financing Rate + 0.950%), 5.21%, 7/15/34 (a)(b)	3,077
2,112,380	KREF Ltd. 2022-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.77%, 2/17/39 (a)(b)	2,112
2,700,000	Madison Park Funding LVII Ltd. 2022-57A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.280%), 5.56%, 7/27/34 (a)(b)	2,692
4,300,000	Magnetite XIX Ltd. 2017-19A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 6.03%, 4/17/34 (a)(b)	4,269
2,581,583	Oak Street Investment Grade Net Lease Fund 2020-1A 144A, 3.39%, 11/20/50 (a)	2,486
4,200,000	OCP CLO Ltd. 2021-23A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.700%), 5.98%, 1/17/37 (a)(b)	4,141
1,700,000	Ocp Euro CLO DAC 2023-7A 144A, (3 mo. EURIBOR + 1.900%), 4.06%, 4/25/36 EUR (a)(b)(d)	1,913
2,200,000	Octagon Investment Partners Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.442%), 5.70%, 10/15/34 (a)(b)	2,196
2,500,000	Palmer Square CLO Ltd. 2022-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.320%), 5.59%, 4/20/35 (a)(b)	2,501

46  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
2,300,000	Palmer Square European Loan Funding DAC 2024-1A 144A, (3 mo. EURIBOR + 2.050%), 4.41%, 8/15/33 EUR (a)(b)(d)	$2,571
2,500,000	Palmer Square Loan Funding Ltd. 2024-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.650%), 5.95%, 8/08/32 (a)(b)	2,500
1,400,000	Penta CLO DAC 2024-17X, (3 mo. EURIBOR + 2.250%), 4.81%, 8/15/38 EUR (b)(c)(d)	1,577
1,350,000	Regatta XIII Funding Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 5.76%, 7/15/31 (a)(b)	1,349
1,000,000	Regatta XVI Funding Ltd. 2019-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 6.16%, 1/15/33 (a)(b)	994
3,400,000	Regatta XXII Funding Ltd. 2022-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.700%), 5.97%, 7/20/35 (a)(b)	3,391
2,100,000	Regatta XXII Funding Ltd. 2022-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 6.27%, 7/20/35 (a)(b)	2,100
43,440	Santander Bank Auto Credit-Linked Notes 2022- A 144A, 5.28%, 5/15/32 (a)	43
25,792	Santander Bank Auto Credit-Linked Notes 2022- A 144A, 7.38%, 5/15/32 (a)	26
1,630,027	Santander Bank Auto Credit-Linked Notes 2022- B 144A, 11.91%, 8/16/32 (a)	1,651
113,426	Santander Bank Auto Credit-Linked Notes 2022- C 144A, 11.37%, 12/15/32 (a)	114
2,700,000	Santander Bank Auto Credit-Linked Notes 2022- C 144A, 14.59%, 12/15/32 (a)	2,850
100	Santander Consumer Auto Receivables Trust 2021-B, 0.00%, 3/15/29 (e)	2,711
100	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28 (e)	1,107
515,848	Santander Drive Auto Receivables Trust 2023-S1 144A, 8.14%, 4/18/28 (a)	521
1,487,041	Santander Drive Auto Receivables Trust 2023-S1 144A, 10.40%, 4/18/28 (a)	1,496
1,272,810	Santander Drive Auto Receivables Trust 2024-S1 144A, 6.53%, 3/16/29 (a)	1,275
126	Santander Drive Auto Receivables Trust 2023- S1, 0.00%, (e)	3,110
61	SANTANDER DRIVE AUTO RECEIVABLES TRUST 2024-S2, 5.80%, 12/16/28 (e)	1,046
1,750,000	Sound Point Euro CLO X Funding DAC 10A 144A, (3 mo. EURIBOR + 2.650%), 4.89%, 4/20/38 EUR (a)(b)(d)	1,983
1,700,000	Texas Debt Capital Euro CLO DAC 2024-1X, (3 mo. EURIBOR + 2.550%), 4.80%, 7/16/38 EUR (b)(c)(d)	1,920
483,333	TierPoint Issuer LLC 2023-1A 144A, 6.00%, 6/25/53 (a)	484
85	United Auto Credit Securitization Trust 2022-2, 0.00%, 4/10/29 (e)	—
2,300,000	VB-S1 Issuer LLC-VBTEL 2022-1A 144A, 5.27%, 2/15/52 (a)	2,170
1,000,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 6.64%, 5/15/54 (a)	1,031
2,025,000	Westlake Automobile Receivables Trust 2023- 4A 144A, 7.19%, 7/16/29 (a)	2,114
Total Asset Backed (Cost - $137,881)		130,150

Principal or Shares	Security Description	Value (000)
Bank Loans(f) (3%)
721,375	Alpha Generation LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 7.07%, 9/30/31	$722
593,982	Bangl LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 8.79%, 2/01/29	595
696,501	CPPIB OVM Member U.S. LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 7.05%, 8/20/31	693
708,225	Dragon Buyer Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.30%, 9/30/31	705
1,795,489	EMRLD Borrower LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.80%, 8/04/31	1,777
1,827,628	Evergreen AcqCo 1 LP Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 5.750%), 8.05%, 4/26/28	1,820
900,000	Hanesbrands Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 0.000%), 7.07%, 3/07/32	894
942,155	Iron Mountain Information Management LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 6.32%, 1/31/31	939
675,000	Leia Finco U.S. LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.46%, 10/09/31	672
820,875	Lightning Power LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 6.55%, 8/18/31	820
2,300,000	Madison Iaq LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 6.76%, 6/21/28	2,282
859,627	McGraw-Hill Education Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 7.57%, 8/06/31	859
1,455,328	MIC Glen LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 7.82%, 7/21/28	1,457
671,625	Modena Buyer LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 8.78%, 7/01/31	639
1,925,000	Quikrete Holdings Inc. Term Loan B3 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 6.57%, 2/10/32	1,890
850,000	Terex Corp. Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 0.750%), 6.30%, 10/08/31	850
598,388	Third Coast Infrastructure LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.250%), 8.57%, 9/25/30	587
1,097,236	Transdigm Inc. Term Loan J 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 6.80%, 2/28/31	1,088
1,366,200	United Natural Foods Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 9.07%, 4/25/31	1,373
443,261	WaterBridge Midstream Operating LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.05%, 6/27/29	425
Total Bank Loans (Cost - $21,294)		21,087

Semi-Annual   47

   Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)
Corporate Bond (28%)
1,075,000	Advantage Sales & Marketing Inc. 144A, 6.50%, 11/15/28 (a)	$867
1,100,000	Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30 EUR (c)(d)	1,272
1,950,000	Alphabet Inc., 2.50%, 5/06/29 EUR (d)	2,209
925,000	Altice France Holding SA 144A, 10.50%, 5/15/27 (a)	288
980,000	American Express Co., (Secured Overnight Financing Rate + 1.280%), 5.28%, 7/27/29 (b)	1,006
825,000	American Homes 4 Rent LP, 5.50%, 2/01/34	823
1,725,000	Americold Realty Operating Partnership LP, 5.60%, 5/15/32	1,728
1,125,000	Ameriprise Financial Inc., 5.20%, 4/15/35	1,127
625,000	Ares Capital Corp., 5.95%, 7/15/29	633
1,075,000	Autostrade per l’Italia SpA, 4.25%, 6/28/32 EUR (c)(d)	1,256
900,000	AutoZone Inc., 5.40%, 7/15/34	910
1,275,000	Aviation Capital Group LLC 144A, 5.13%, 4/10/30 (a)	1,263
925,000	B&M European Value Retail SA, 6.50%, 11/27/31 GBP (c)(d)	1,207
1,100,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.000%), 5.16%, 1/24/31 (b)	1,121
750,000	BE Semiconductor Industries NV 144A, 4.50%, 7/15/31 EUR (a)(d)	864
700,000	Blackstone Secured Lending Fund, 5.30%, 6/30/30	682
375,000	Blue Owl Capital Corp., 3.40%, 7/15/26	365
1,450,000	Boeing Co., 5.04%, 5/01/27	1,460
750,000	Boeing Co., 6.39%, 5/01/31	801
1,095,000	Bombardier Inc. 144A, 7.00%, 6/01/32 (a)(g)	1,109
1,300,000	Broadcom Inc. 144A, 4.00%, 4/15/29 (a)	1,273
1,000,000	Broadcom Inc., 5.05%, 7/12/29	1,020
550,000	Bubbles Bidco SpA 144A, 6.50%, 9/30/31 EUR (a)(d)	624
1,000,000	C&W Senior Finance Ltd. 144A, 9.00%, 1/15/33 (a)	1,004
875,000	CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	859
1,100,000	Centene Corp., 3.38%, 2/15/30	1,003
1,425,000	CITGO Petroleum Corp. 144A, 6.38%, 6/15/26 (a)	1,419
1,250,000	Citigroup Inc., (3 mo. Term Secured Overnight Financing Rate + 1.652%), 3.67%, 7/24/28 (b)	1,227
1,250,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.351%), 3.06%, 1/25/33 (b)	1,099
1,250,000	Cleveland-Cliffs Inc. 144A, 6.88%, 11/01/29 (a)	1,212
725,000	Cleveland-Cliffs Inc. 144A, 7.38%, 5/01/33 (a)	682
900,000	CRH America Finance Inc., 5.40%, 5/21/34	913
1,525,000	Delta Air Lines Inc./SkyMiles IP Ltd. 144A, 4.75%, 10/20/28 (a)	1,516
1,500,000	Deutsche Bank AG, (3 mo. EURIBOR + 1.500%), 4.13%, 4/04/30 EUR (b)(c)(d)	1,743
1,425,000	DNB Bank ASA, (1 yr. UK Government Bonds Note Generic Bid Yield + + 2.150%), 4.00%, 8/17/27 GBP (b)(c)(d)	1,880
925,000	Duke Energy Carolinas LLC, 4.85%, 3/15/30	944
1,725,000	Duke Energy Progress LLC, 5.05%, 3/15/35	1,721
1,050,000	Edge Finco PLC 144A, 8.13%, 8/15/31 GBP (a)(d)	1,423
650,000	Energy Transfer LP, 5.20%, 4/01/30	657
1,175,000	Entegris Inc. 144A, 4.75%, 4/15/29 (a)	1,145
1,725,000	Eurobank SA, (ICE 1Year Euribor Swap Fix + 1.250%), 3.25%, 3/12/30 EUR (b)(c)(d)	1,935

Principal or Shares	Security Description	Value (000)
825,000	Evergy Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.558%), 6.65%, 6/01/55 (b)	$804
700,000	Expand Energy Corp., 5.70%, 1/15/35	691
425,000	Extra Space Storage LP, 5.70%, 4/01/28	439
1,550,000	Extra Space Storage LP, 5.40%, 6/15/35	1,522
1,200,000	Fiesta Purchaser Inc. 144A, 7.88%, 3/01/31 (a)	1,259
1,950,000	Fiserv Funding ULC, 2.88%, 6/15/28 EUR (d)	2,213
1,290,000	Freedom Mortgage Holdings LLC 144A, 9.13%, 5/15/31 (a)	1,306
1,400,000	Fressnapf Holding SE, 5.25%, 10/31/31 EUR (c)(d)	1,603
1,000,000	Frontier Communications Holdings LLC 144A, 5.00%, 5/01/28 (a)	991
2,675,000	General Motors Financial Co. Inc., 4.90%, 10/06/29	2,632
1,850,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.135%), 4.69%, 10/23/30 (b)	1,846
1,525,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.580%), 5.22%, 4/23/31 (b)	1,554
2,275,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.410%), 3.10%, 2/24/33 (b)	2,007
1,275,000	HCA Inc., 5.88%, 2/01/29	1,317
1,450,000	Hewlett Packard Enterprise Co., 5.00%, 10/15/34	1,400
2,050,000	Holcim Finance U.S. LLC 144A, 4.95%, 4/07/30 (a)	2,072
1,350,000	Holcim Finance U.S. LLC 144A, 5.40%, 4/07/35 (a)	1,350
1,325,000	Huntington Bancshares Inc., (U.S. Secured Overnight Financing Rate + 1.276%), 5.27%, 1/15/31 (b)	1,335
700,000	Hyatt Hotels Corp., 5.05%, 3/30/28	704
1,625,000	Hyundai Capital America 144A, 4.30%, 9/24/27 (a)	1,605
1,200,000	JAB Holdings BV, 5.00%, 6/12/33 EUR (c)(d)	1,451
2,075,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.860%), 4.51%, 10/22/28 (b)	2,081
1,675,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.435%), 5.10%, 4/22/31 (b)	1,706
1,125,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.340%), 4.95%, 10/22/35 (b)	1,099
950,000	KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution Inc. 144A, 9.00%, 2/15/29 (a)	973
1,300,000	Klepierre SA, 3.88%, 9/23/33 EUR (c)(d)	1,504
1,250,000	LKQ Dutch Bond BV, 4.13%, 3/13/31 EUR (d)	1,443
1,100,000	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 144A, 6.88%, 12/01/32 (a)	1,066
2,000,000	Mexico City Airport Trust, 4.25%, 10/31/26 (c)	1,963
1,625,000	Micron Technology Inc., 5.80%, 1/15/35	1,616
700,000	Millicom International Cellular SA, 4.50%, 4/27/31 (c)	624
1,725,000	Minerva Luxembourg SA, 8.88%, 9/13/33 (c)	1,841
3,300,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.380%), 4.99%, 4/12/29 (b)	3,346
1,850,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.100%), 4.65%, 10/18/30 (b)	1,845
1,300,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.108%), 5.23%, 1/15/31 (b)	1,326

48  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
925,000	National Fuel Gas Co., 5.95%, 3/15/35	$928
875,000	NNN REIT Inc., 5.50%, 6/15/34	878
950,000	OCP SA 144A, 6.10%, 4/30/30 (a)	952
950,000	OCP SA 144A, 6.70%, 3/01/36 (a)	942
1,400,000	Opal Bidco SAS 144A, 5.50%, 3/31/32 EUR (a)(d)	1,580
2,800,000	Open Text Corp. 144A, 6.90%, 12/01/27 (a)	2,882
1,800,000	Orbia Advance Corp. SAB de CV 144A, 6.80%, 5/13/30 (a)	1,799
750,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV 144A, 5.13%, 4/30/31 (a)	630
700,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV 144A, 7.88%, 5/15/34 (a)	646
600,000	Paramount Global, 4.95%, 1/15/31	581
925,000	PBF Holding Co. LLC/PBF Finance Corp. 144A, 9.88%, 3/15/30 (a)(g)	815
775,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.88%, 11/15/27 (a)	797
1,150,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.25%, 7/01/29 (a)	1,170
1,275,000	Permanent TSB Group Holdings PLC, (ICE 1Year Euribor Swap Fix + 3.500%), 6.63%, 6/30/29 EUR (b)(c)(d)	1,581
1,400,000	Petroleos Mexicanos, 3.63%, 11/24/25 EUR (c)(d)	1,573
800,000	Petroleos Mexicanos, 3.75%, 4/16/26 EUR (c)(d)	886
2,000,000	Petroleos Mexicanos, 6.49%, 1/23/27	1,955
300,000	Petroleos Mexicanos, 2.75%, 4/21/27 EUR (c)(d)(g)	315
750,000	Petroleos Mexicanos, 4.88%, 2/21/28 EUR (c)(d)	799
875,000	PRA Group Inc. 144A, 8.88%, 1/31/30 (a)	902
675,000	Prime Healthcare Services Inc. 144A, 9.38%, 9/01/29 (a)	644
1,175,000	RELX Capital Inc., 4.75%, 3/27/30	1,189
1,700,000	Rentokil Initial PLC, 0.50%, 10/14/28 EUR (c)(d)	1,807
1,450,000	Rogers Communications Inc., 5.30%, 2/15/34	1,430
1,450,000	Rollins Inc. 144A, 5.25%, 2/24/35 (a)	1,447
1,075,000	Royal Bank of Canada, (U.S. Secured Overnight Financing Rate + 1.030%), 5.15%, 2/04/31 (b)	1,094
750,000	Ryder System Inc., 5.00%, 3/15/30	757
1,800,000	Sagax AB, 4.38%, 5/29/30 EUR (c)(d)	2,117
1,075,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.940%), 5.35%, 9/06/30 (b)	1,079
4,000,000	SBA Tower Trust 144A, 1.63%, 11/15/26 (a)	3,810
2,200,000	SBA Tower Trust 144A, 6.60%, 1/15/28 (a)	2,252
975,000	Smurfit Westrock Financing DAC 144A, 5.42%, 1/15/35 (a)	977
1,300,000	Stagwell Global LLC 144A, 5.63%, 8/15/29 (a)	1,228
1,050,000	Standard Building Solutions Inc. 144A, 6.50%, 8/15/32 (a)	1,064
875,000	Star Parent Inc. 144A, 9.00%, 10/01/30 (a)(g)	886
800,000	Sunoco LP 144A, 6.25%, 7/01/33 (a)	800
850,000	Surgery Center Holdings Inc. 144A, 7.25%, 4/15/32 (a)	849
1,250,000	Synchrony Bank, 5.40%, 8/22/25	1,250
1,285,000	Synopsys Inc., 4.85%, 4/01/30	1,300
1,145,000	Synopsys Inc., 5.00%, 4/01/32	1,154
1,375,000	Synopsys Inc., 5.15%, 4/01/35	1,378
1,100,000	TDF Infrastructure SASU, 4.13%, 10/23/31 EUR (c)(d)	1,251
1,500,000	Tesco Corporate Treasury Services PLC, 4.25%, 2/27/31 EUR (c)(d)	1,784

Principal or Shares	Security Description	Value (000)
1,025,000	Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 1.571%), 5.15%, 8/05/32 (b)	$1,031
1,175,000	Uber Technologies Inc., 4.30%, 1/15/30	1,161
925,000	UBS Group AG 144A, (1-Year SOFR ICE Swap Rate + 1.340%), 5.62%, 9/13/30 (a)(b)	955
825,000	UDR Inc., 5.13%, 9/01/34	805
1,775,000	UniCredit SpA, (3 mo. EURIBOR + 1.600%), 4.45%, 2/16/29 EUR (b)(c)(d)	2,092
1,225,000	Universal Music Group NV, 4.00%, 6/13/31 EUR (c)(d)	1,446
750,000	Veritiv Operating Co. 144A, 10.50%, 11/30/30 (a)	784
825,000	Viking Baked Goods Acquisition Corp. 144A, 8.63%, 11/01/31 (a)	786
3,150,000	VISA, Inc., 2.25%, 5/15/28 EUR (d)	3,549
456,000	Vistra Operations Co. LLC 144A, 5.13%, 5/13/25 (a)	456
675,000	Vistra Operations Co. LLC 144A, 6.95%, 10/15/33 (a)	725
1,470,000	VMware LLC, 1.80%, 8/15/28	1,344
820,000	W&T Offshore Inc. 144A, 10.75%, 2/01/29 (a)(g)	647
1,125,000	Warnermedia Holdings Inc., 4.28%, 3/15/32	964
317,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.980%), 4.81%, 7/25/28 (b)	319
2,850,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.370%), 4.97%, 4/23/29 (b)	2,886
2,525,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.740%), 5.57%, 7/25/29 (b)	2,598
675,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.110%), 5.24%, 1/24/31 (b)	689
2,125,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 2.020%), 5.39%, 4/24/34 (b)	2,134
750,000	Western Midstream Operating LP, 5.45%, 11/15/34	713
1,250,000	WMG Acquisition Corp. 144A, 3.75%, 12/01/29 (a)	1,157
625,000	XPLR Infrastructure Operating Partners LP 144A, 7.25%, 1/15/29 (a)(g)	619
Total Corporate Bond (Cost - $179,372)		180,842
Foreign Government (10%)
775,000	Albania Government International Bond 144A, 4.75%, 2/14/35 EUR (a)(d)	839
1,250,000	Argentine Republic Government International Bond, 4.13%, 7/09/35	837
176,000,000	Brazil Letras do Tesouro Nacional, 10.91%, 7/01/25 BRL (d)(e)	30,333
1,310,000	Dominican Republic International Bond, 5.95%, 1/25/27 (c)	1,318
1,390,000	Guatemala Government Bond, 4.38%, 6/05/27 (c)	1,360
1,675,000	Guatemala Government Bond, 6.55%, 2/06/37 (c)	1,672
2,225,000	Hungary Government International Bond Series 10Y, 4.50%, 6/16/34 EUR (c)(d)	2,458
917,000	Ivory Coast Government International Bond, 6.38%, 3/03/28 (c)	905
1,050,000	Ivory Coast Government International Bond 144A, 8.08%, 4/01/36 (a)	971
200,000	Ivory Coast Government International Bond, 8.25%, 1/30/37 (c)	184
2,325,000	Mexico Government International Bond, 6.35%, 2/09/35	2,318

Semi-Annual   49

   Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)
1,700,000	Morocco Government International Bond 144A, 3.88%, 4/02/29 EUR (a)(d)	$1,930
1,700,000	Morocco Government International Bond 144A, 4.75%, 4/02/35 EUR (a)(d)	1,914
915,000	Nigeria Government International Bond, 6.13%, 9/28/28 (c)	822
2,500,000	Paraguay Government International Bond, 6.00%, 2/09/36 (c)	2,524
4,875,000	Republic of Poland Government International Bond, 5.38%, 2/12/35	4,934
400,000	Republic of Uzbekistan International Bond, 5.38%, 2/20/29 (c)	390
900,000	Republic of Uzbekistan International Bond, 3.70%, 11/25/30 (c)	775
1,050,000	Romanian Government International Bond 144A, 5.88%, 7/11/32 EUR (a)(d)	1,162
2,225,000	Saudi Government International Bond 144A, 3.75%, 3/05/37 EUR (a)(d)	2,467
1,200,000	Sri Lanka Government International Bond, 3.60%, 2/15/38 (c)	849
939,307	Zambia Government International Bond, 5.75%, 6/30/33 (c)	817
Total Foreign Government (Cost - $62,254)		61,779
Mortgage Backed (33%)
1,650,000	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.814%), 6.14%, 11/15/36 (a)(b)	1,653
2,851,327	Bravo Residential Funding Trust 2025-NQM1 144A, 5.60%, 12/25/64 (a)	2,862
2,070,915	BRAVO Residential Funding Trust 2024-NQM7 144A, 6.06%, 10/27/64 (a)	2,085
1,715,009	BRAVO Residential Funding Trust 2025-NQM2 144A, 5.68%, 11/25/64 (a)	1,723
1,227,387	BRAVO Residential Funding Trust 2025-NQM3 144A, 5.57%, 3/25/65 (a)	1,244
2,810,000	BX Commercial Mortgage Trust 2021-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 1.764%), 6.09%, 9/15/36 (a)(b)	2,770
3,000,000	BX Commercial Mortgage Trust 2021-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.964%), 7.29%, 9/15/36 (a)(b)	2,934
789,064	BX Commercial Mortgage Trust 2021-SOAR 144A, (1 mo. Term Secured Overnight Financing Rate + 2.464%), 6.79%, 6/15/38 (a)(b)	782
1,625,955	BX Commercial Mortgage Trust 2024-AIRC 144A, (1 mo. Term Secured Overnight Financing Rate + 1.691%), 6.01%, 8/15/39 (a)(b)	1,629
3,950,000	BX Mortgage Trust 2025-BIO3 144A, 6.14%, 2/10/42 (a)	4,041
1,625,000	BX Trust 2024-VLT4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.941%), 6.26%, 7/15/29 (a)(b)	1,612
2,200,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 1.893%), 6.21%, 3/15/42 (a)(b)	2,179
1,198,500	CAMB Commercial Mortgage Trust 2019-LIFE 144A, (1 mo. Term Secured Overnight Financing Rate + 2.047%), 6.37%, 12/15/37 (a)(b)	1,193
1,599,000	CAMB Commercial Mortgage Trust 2019-LIFE 144A, (1 mo. Term Secured Overnight Financing Rate + 3.547%), 7.87%, 12/15/37 (a)(b)	1,583

Principal or Shares	Security Description	Value (000)
14,922,858	Cantor Commercial Real Estate Lending 2019- CF1, 1.27%, 5/15/52 (h)	$476
2,577,306	Colt Mortgage Loan Trust 2024-7 144A, 5.54%, 12/26/69 (a)	2,582
2,227,000	COLT Mortgage Loan Trust 2024-6 144A, 6.00%, 11/25/69 (a)(h)	2,212
2,000,000	Connecticut Avenue Securities Series 2025- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.700%), 6.05%, 1/25/45 (a)(b)	1,958
2,297,671	Connecticut Avenue Securities Trust 2019- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.214%), 8.57%, 9/25/31 (a)(b)	2,397
522,424	Connecticut Avenue Securities Trust 2019- HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.264%), 6.62%, 11/25/39 (a)(b)	523
1,900,000	Connecticut Avenue Securities Trust 2020- SBT1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.764%), 8.12%, 2/25/40 (a)(b)	1,974
1,752,135	Connecticut Avenue Securities Trust 2021- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.550%), 5.90%, 10/25/41 (a)(b)	1,755
5,375,000	Connecticut Avenue Securities Trust 2021- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.100%), 7.45%, 10/25/41 (a)(b)	5,466
1,100,000	Connecticut Avenue Securities Trust 2021- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.750%), 7.10%, 12/25/41 (a)(b)	1,115
1,475,000	Connecticut Avenue Securities Trust 2022- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.150%), 7.50%, 12/25/41 (a)(b)	1,504
5,963,000	Connecticut Avenue Securities Trust 2022- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.500%), 8.85%, 1/25/42 (a)(b)	6,201
2,732,553	Connecticut Avenue Securities Trust 2022- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 6.45%, 3/25/42 (a)(b)	2,757
800,000	Connecticut Avenue Securities Trust 2022- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.500%), 7.85%, 3/25/42 (a)(b)	827
4,100,000	Connecticut Avenue Securities Trust 2022- R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 5.250%), 9.60%, 3/25/42 (a)(b)	4,346
3,700,000	Connecticut Avenue Securities Trust 2022-R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.250%), 10.60%, 3/25/42 (a)(b)	3,992
1,056,338	Connecticut Avenue Securities Trust 2022- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.750%), 7.10%, 5/25/42 (a)(b)	1,077

50  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
873,828	Connecticut Avenue Securities Trust 2022- R07 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.950%), 7.30%, 6/25/42 (a)(b)	$895
6,467,377	Connecticut Avenue Securities Trust 2023- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.500%), 6.85%, 4/25/43 (a)(b)	6,549
1,408,344	Connecticut Avenue Securities Trust 2023- R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.300%), 6.65%, 5/25/43 (a)(b)	1,435
662,124	Connecticut Avenue Securities Trust 2023- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.700%), 6.05%, 7/25/43 (a)(b)	665
1,100,000	Connecticut Avenue Securities Trust 2023- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.700%), 7.05%, 7/25/43 (a)(b)	1,135
2,628,093	Connecticut Avenue Securities Trust 2023- R07 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.950%), 6.30%, 9/25/43 (a)(b)	2,644
1,600,000	Connecticut Avenue Securities Trust 2023- R08 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.500%), 6.85%, 10/25/43 (a)(b)	1,643
685,222	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.100%), 5.45%, 2/25/44 (a)(b)	683
2,182,150	Connecticut Avenue Securities Trust 2025- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 5.35%, 2/25/45 (a)(b)	2,174
2,937,164	Connecticut Avenue Securities Trust 2025- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.150%), 5.50%, 2/25/45 (a)(b)	2,941
2,500,000	Connecticut Avenue Securities Trust 2025- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 5.95%, 2/25/45 (a)(b)	2,494
2,000,000	Connecticut Avenue Securities Trust 2025- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.950%), 6.30%, 2/25/45 (a)(b)	1,971
2,520,808	Connecticut Avenue Securities Trust 2025- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.250%), 6.60%, 3/25/45 (a)(b)	2,537
3,904,302	Cross Mortgage Trust 2024-H8 144A, 5.55%, 12/25/69 (a)(h)	3,917
2,434,314	Cross Mortgage Trust 2025-H1 144A, 5.74%, 2/25/70 (a)(h)	2,449
1,246,247	Extended Stay America Trust 2021-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 2.964%), 7.29%, 7/15/38 (a)(b)	1,242
2,793,313	Extended Stay America Trust 2021-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 3.814%), 8.14%, 7/15/38 (a)(b)	2,764

Principal or Shares	Security Description	Value (000)
2,500,000	Fannie Mae Connecticut Avenue Securities 2018-C01, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.664%), 8.02%, 7/25/30 (b)	$2,600
3,400,000	Fannie Mae Connecticut Avenue Securities 2021- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.300%), 7.65%, 11/25/41 (a)(b)	3,463
650,000	Fannie Mae Connecticut Avenue Securities 2021- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.200%), 10.55%, 11/25/41 (a)(b)	679
1,763,129	Freddie Mac STACR Debt Notes 2015-DNA3, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.464%), 13.82%, 4/25/28 (b)	1,817
3,900,000	Freddie Mac STACR REMIC Trust 2021-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.350%), 7.70%, 9/25/41 (a)(b)	3,971
600,000	Freddie Mac STACR REMIC Trust 2021-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.250%), 10.60%, 9/25/41 (a)(b)	620
768,273	Freddie Mac STACR REMIC Trust 2021-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.500%), 5.85%, 10/25/41 (a)(b)	768
5,600,000	Freddie Mac STACR REMIC Trust 2021-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.400%), 7.75%, 10/25/41 (a)(b)	5,744
755,526	Freddie Mac STACR REMIC Trust 2021-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.850%), 5.20%, 11/25/41 (a)(b)	753
4,850,000	Freddie Mac STACR REMIC Trust 2021-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.650%), 8.00%, 11/25/41 (a)(b)	4,988
600,000	Freddie Mac STACR REMIC Trust 2021-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.800%), 12.15%, 11/25/41 (a)(b)	639
1,500,000	Freddie Mac STACR REMIC Trust 2021-HQA4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.750%), 8.10%, 12/25/41 (a)(b)	1,535
4,200,000	Freddie Mac STACR REMIC Trust 2022-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.400%), 6.75%, 2/25/42 (a)(b)	4,290
1,340,000	Freddie Mac STACR REMIC Trust 2022-DNA5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.750%), 11.10%, 6/25/42 (a)(b)	1,474
1,300,000	Freddie Mac STACR REMIC Trust 2022-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 5.350%), 9.70%, 8/25/42 (a)(b)	1,394
1,213,943	Freddie Mac STACR REMIC Trust 2023-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 6.45%, 3/25/43 (a)(b)	1,235

Semi-Annual   51

   Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)
1,400,000	Freddie Mac STACR REMIC Trust 2023-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 5.500%), 9.85%, 5/25/43 (a)(b)	$1,529
4,690,450	Freddie Mac STACR REMIC Trust 2023-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 6.20%, 11/25/43 (a)(b)	4,733
856,380	Freddie Mac STACR REMIC Trust 2023-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 6.20%, 11/25/43 (a)(b)	861
1,396,316	Freddie Mac STACR REMIC Trust 2024-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.250%), 5.60%, 3/25/44 (a)(b)	1,395
3,000,000	Freddie Mac STACR REMIC Trust 2024-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.000%), 6.35%, 3/25/44 (a)(b)	3,010
2,400,070	Freddie Mac STACR REMIC Trust 2024-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.200%), 5.55%, 5/25/44 (a)(b)	2,400
2,380,000	Freddie Mac STACR REMIC Trust 2024-HQA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.250%), 5.60%, 8/25/44 (a)(b)	2,383
576,124	Freddie Mac STACR REMIC Trust 2022-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.500%), 6.85%, 3/25/52 (a)(b)	584
1,255,583	Frost CMBS DAC 2021-1A 144A, (Sterling Overnight Index Average + 2.900%), 7.38%, 11/20/33 GBP (a)(b)(d)	1,648
2,880,000	HIH Trust 2024-61P 144A, (1 mo. Term Secured Overnight Financing Rate + 1.842%), 6.16%, 10/15/41 (a)(b)	2,878
29,371	JP Morgan Mortgage Trust 2017-5 144A, 4.95%, 10/26/48 (a)(b)(h)	30
3,888,520	LCCM 2017-LC26 144A, 1.68%, 7/12/50 (a)(h)	91
1,800,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.295%), 5.62%, 5/15/39 (a)(b)	1,743
1,608,728	OBX Trust 2024-NQM8 144A, 6.23%, 5/25/64 (a)	1,625
1,193,413	OBX Trust 2024-NQM13 144A, 5.42%, 6/25/64 (a)	1,192
1,977,975	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (a)	1,980
1,475,804	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (a)	1,467
2,169,925	OBX Trust 2024-NQM15 144A, 5.32%, 10/25/64 (a)	2,169
3,862,771	OBX Trust 2024-NQM18 144A, 5.41%, 10/25/64 (a)(h)	3,870
1,300,000	OBX Trust 2024-NQM18 144A, 6.17%, 10/25/64 (a)(h)	1,296
5,710,521	OBX Trust 2025-NQM2 144A, 5.60%, 11/25/64 (a)	5,733
2,356,707	OBX Trust 2025-NQM3 144A, 5.65%, 12/01/64 (a)	2,369

Principal or Shares	Security Description	Value (000)
2,062,119	OBX Trust 2025-NQM3 144A, 5.95%, 12/01/64 (a)	$2,072
2,358,209	OBX Trust 2025-NQM6 144A, 5.96%, 3/25/65 (a)	2,371
2,250,000	SWCH Commercial Mortgage Trust 2025-DATA 144A, (1 mo. Term Secured Overnight Financing Rate + 1.443%), 5.76%, 3/15/42 (a)(b)	2,215
2,341,705	THPT Mortgage Trust 2023-THL 144A, 7.23%, 12/10/34 (a)(h)	2,375
845,949	TTAN 2021-MHC 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 6.84%, 3/15/38 (a)(b)	843
3,565,088	Verus Securitization Trust 2024-R1 144A, 5.22%, 9/25/69 (a)(h)	3,562
1,500,000	Verus Securitization Trust 2024-8 144A, 5.99%, 10/25/69 (a)(h)	1,489
3,371,982	Verus Securitization Trust 2024-9 144A, 5.44%, 11/25/69 (a)(h)	3,375
1,075,000	Verus Securitization Trust 2024-9 144A, 6.20%, 11/25/69 (a)(h)	1,074
1,781,160	Verus Securitization Trust 2025-2 144A, 5.31%, 3/25/70 (a)	1,783
4,845,636	Wells Fargo Commercial Mortgage Trust 2018- C46, 1.07%, 8/15/51 (h)	97
Total Mortgage Backed (Cost - $211,527)		209,802

U.S. Treasury (2%)
12,000,000	U.S. Treasury Note, 3.88%, 3/31/27
	(Cost - $12,018)	12,056
Investment Company (3%)
9,020,437	Payden Cash Reserves Money Market Fund*	9,020
2,743,609	Payden Emerging Markets Local Bond Fund, SI Class*	12,704
Total Investment Company (Cost - $21,657)		21,724
Purchase Options (0%)
Total Purchase Options (Cost - $819)		594
Total Investments, Before Written Options
(Cost - $646,822) (100%)		638,034
Written Options (0%)
Total Written Options (Cost - $(148))		(108)
Total Investments (Cost - $646,674) (100%)		637,926
Liabilities in excess of Other Assets (0%)		(2,573)
Net Assets (100%)		$635,353

52  Payden Mutual Funds

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025.
(c)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Principal in foreign currency.
(e)	Yield to maturity at time of purchase.
(f)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(g)

All or a portion of these securities are on loan. At April 30, 2025, the total market value of the Fund’s securities on loan is $4,250 and the total market value of the collateral held by the Fund is $4,471. Amounts in 000s.

(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Purchase Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase - 0.1%
S&P 500 Emini	49	$323	$5450	06/30/2025	$323	Put
S&P 500 Emini	51	271	5500	05/30/2025	271	Put

Total Purchase Options					$594

Written Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase - 0.0%
S&P 500 Emini	49	(108)	4950	06/30/2025	$(108)	Put

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
AUD 4,758	USD 3,024	HSBC Bank USA, N.A.	05/28/2025	$24
AUD 7,707	USD 4,783	HSBC Bank USA, N.A.	05/28/2025	156
CHF 8,409	USD 9,886	HSBC Bank USA, N.A.	05/28/2025	337
EUR 3,900	USD 4,418	BNP PARIBAS	06/18/2025	14
EUR 22,896	USD 25,157	HSBC Bank USA, N.A.	05/28/2025	824
EUR 7,620	USD 8,563	State Street Bank & Trust Co.	06/18/2025	96
GBP 2,396	USD 3,035	HSBC Bank USA, N.A.	05/28/2025	158
JPY 1,396,000	USD 9,565	HSBC Bank USA, N.A.	05/28/2025	230
JPY 1,142,500	USD 7,614	Morgan Stanley	05/28/2025	402
NOK 50,382	USD 4,646	HSBC Bank USA, N.A.	05/28/2025	196
SEK 46,903	USD 4,691	HSBC Bank USA, N.A.	05/28/2025	170

				2,607

Liabilities:
EUR 373	USD 424	BNP PARIBAS	05/28/2025	—
USD 9,398	EUR 8,951	BNP PARIBAS	05/28/2025	(759)
USD 5,472	EUR 4,906	BNP PARIBAS	06/18/2025	(103)
USD 2,964	AUD 4,758	HSBC Bank USA, N.A.	05/28/2025	(85)
USD 14,467	CHF 12,485	HSBC Bank USA, N.A.	05/28/2025	(711)
USD 6,083	EUR 5,786	HSBC Bank USA, N.A.	05/28/2025	(483)
USD 14,567	EUR 13,045	HSBC Bank USA, N.A.	05/28/2025	(236)
USD 4,808	GBP 3,736	HSBC Bank USA, N.A.	05/28/2025	(171)
USD 3,109	JPY 457,100	HSBC Bank USA, N.A.	05/28/2025	(98)
USD 4,783	NOK 50,382	HSBC Bank USA, N.A.	05/28/2025	(60)
USD 4,670	SEK 46,903	HSBC Bank USA, N.A.	05/28/2025	(191)
USD 29,562	BRL 175,892	HSBC Bank USA, N.A.	06/27/2025	(1,004)

Semi-Annual   53

   Payden Absolute Return Bond Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
USD 3,022	GBP 2,396	Morgan Stanley	05/28/2025	$(171)
USD 2,218	CAD 3,189	State Street Bank & Trust Co.	06/18/2025	(101)
USD 75,698	EUR 69,407	State Street Bank & Trust Co.	06/18/2025	(3,174)
USD 6,205	GBP 4,797	State Street Bank & Trust Co.	06/18/2025	(189)

				(7,536)

Net Unrealized Appreciation (Depreciation)				$(4,929)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	1,881	Jun-25	$391,527	$3,086	$3,086
U.S. Treasury 5-Year Note Future	356	Jun-25	38,874	311	311

					3,397

Short Contracts:
Euro-Bobl Future	126	Jun-25	(17,076)	(216)	(216)
Euro-Bund Future	150	Jun-25	(22,393)	(364)	(364)
Euro-Buxl Future	4	Jun-25	(562)	1	1
Euro-Schatz Future	86	Jun-25	(10,480)	(28)	(28)
Long Gilt Future	14	Jun-25	(1,745)	(50)	(50)
U.S. 10-Year Ultra Future	195	Jun-25	(22,373)	(337)	(337)
U.S. Long Bond Future	4	Jun-25	(467)	(2)	(2)
U.S. Treasury 10-Year Note Future	181	Jun-25	(20,312)	(229)	(229)
U.S. Ultra Bond Future	42	Jun-25	(5,083)	35	35

					(1,190)

Total Futures					$2,207

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America High Yield Series 44 Index), Pay 5% Quarterly, Receive upon credit default	06/20/2030	$25,700	$(1,080)	$(986)	$(94)

See notes to financial statements.

54  Payden Mutual Funds

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$4,250
Non-cash Collateral[2]	(4,250)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Semi-Annual   55

Payden Securitized Income Fund

Schedule of Investments - April 30, 2025 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (41%)
Commercial (9%)
120,943	ARI Fleet Lease Trust 2023-B 144A, 6.05%, 7/15/32 (a)	$122
100,000	Dell Equipment Finance Trust 2023-3 144A, 5.93%, 4/23/29 (a)	101
237,836	Driven Brands Funding LLC 2019-1A 144A, 4.64%, 4/20/49 (a)	236
537,440	Enterprise Fleet Financing LLC 2024-2 144A, 5.74%, 12/20/26 (a)	540
90,000	Ford Credit Floorplan Master Owner Trust A 2020-2, 1.06%, 9/15/27	89
600,000	GMF Floorplan Owner Revolving Trust Series 2025-1A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.600%), 4.94%, 3/15/29 (a)(b)	599
300,000	Hotwire Funding LLC 2023-1A 144A, 7.00%, 5/20/53 (a)	306
100,000	MMAF Equipment Finance LLC 2021-A 144A, 1.19%, 11/13/43 (a)	97
297,875	Oak Street Investment Grade Net Lease Fund Series 2020-1A 144A, 2.26%, 11/20/50 (a)	287
198,750	Oak Street Investment Grade Net Lease Fund Series 2021-1A 144A, 3.26%, 1/20/51 (a)	172
372,254	OneMain Financial Issuance Trust 2022-3A 144A, 5.94%, 5/15/34 (a)	374
500,000	PFS Financing Corp. 2024-A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.850%), 5.19%, 1/15/28 (a)(b)	501
250,000	Stack Infrastructure Issuer LLC 2021-1A 144A, 1.88%, 3/26/46 (a)	243
367,812	Store Master Funding I-VII XIV XIX XX 2021- 1A 144A, 2.86%, 6/20/51 (a)	344
300,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 5.59%, 5/15/54 (a)	302
300,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (a)	315
500,000	Wheels Fleet Lease Funding LLC 2025-1A 144A, (1 mo. Term Secured Overnight Financing Rate + 0.670%), 4.99%, 1/18/40 (a)(b)	498
		5,126
Consumer (14%)
370,000	American Credit Acceptance Receivables Trust 2024-4 144A, 4.91%, 8/12/31 (a)	369
543,284	AmeriCredit Automobile Receivables Trust 2024-1, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.600%), 4.95%, 2/18/28 (b)	543
385,420	Bridgecrest Lending Auto Securitization Trust 2023-1, 6.51%, 11/15/27	387
310,192	CarMax Auto Owner Trust 2024-3, 5.21%, 9/15/27	311
290,000	CarMax Select Receivables Trust 2025-A, 5.46%, 7/15/31	290
412,332	Carvana Auto Receivables Trust 2022-P3, 4.61%, 11/10/27	412
555,010	Carvana Auto Receivables Trust 2024-P4, 4.62%, 2/10/28	555
500,000	Carvana Auto Receivables Trust 2025-P1, 4.50%, 6/12/28	500

Principal or Shares	Security Description	Value (000)
290,000	Exeter Automobile Receivables Trust 2025-2A, 5.16%, 7/15/31	$293
550,000	Ford Credit Auto Owner Trust 2022-C, 5.22%, 3/15/30	554
303,430	GLS Auto Receivables Issuer Trust 2024-3A 144A, 5.35%, 8/16/27 (a)	304
630,000	GLS Auto Receivables Issuer Trust 2025-1A 144A, 4.68%, 12/15/27 (a)	630
148,000	GM Financial Consumer Automobile Receivables Trust 2021-4, 0.99%, 10/18/27	145
423,682	Onemain Direct Auto Receivables Trust 2022- 1A 144A, 4.65%, 3/14/29 (a)	424
81,019	Santander Bank Auto Credit-Linked Notes 2022- C 144A, 11.37%, 12/15/32 (a)	82
260,958	Santander Drive Auto Receivables Trust 2023-S1 144A, 8.14%, 4/18/28 (a)	264
249,451	Santander Drive Auto Receivables Trust 2024-S3 144A, 5.81%, 10/16/28 (a)	249
246,200	Santander Drive Auto Receivables Trust 2024-S2 144A, 5.80%, 12/16/28 (a)	246
224,614	Santander Drive Auto Receivables Trust 2024-S1 144A, 6.53%, 3/16/29 (a)	225
290,000	Santander Drive Auto Receivables Trust 2025-2, 5.47%, 5/15/31	292
25,608	SBNA Auto Lease Trust 2023-A 144A, 6.27%, 4/20/26 (a)	26
500,000	Westlake Automobile Receivables Trust 2025- 1A 144A, 4.66%, 1/18/28 (a)	500
105,000	Westlake Automobile Receivables Trust 2023- 1A 144A, 6.79%, 11/15/28 (a)	108
291,445	World Omni Auto Receivables Trust 2022-A, 1.66%, 5/17/27	289
		7,998
Corporate CLO (18%)
250,000	AGL CLO Ltd. 2021-14A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.950%), 6.22%, 12/02/34 (a)(b)	248
321,540	Allegro CLO XI Ltd. 2019-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 6.17%, 1/19/33 (a)(b)	321
400,000	Apidos CLO XXIII 2015-23A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.300%), 5.56%, 4/15/33 (a)(b)	394
250,000	ARES Loan Funding III Ltd. 2022-ALF3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.600%), 5.88%, 7/25/36 (a)(b)	249
250,000	Bain Capital Credit CLO 2019-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.450%), 5.73%, 10/17/32 (a)(b)	249
500,000	Benefit Street Partners CLO VIII Ltd. 2015-8A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.712%), 5.98%, 1/20/31 (a)(b)	500
500,000	Benefit Street Partners CLO XXIV Ltd. 2021- 24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.060%), 5.33%, 10/20/34 (a) (b)	497
500,000	Benefit Street Partners CLO XXVIII Ltd. 2022- 28A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.900%), 7.17%, 10/20/37 (a) (b)	500

56  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
500,000	Buckhorn Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.070%), 5.34%, 7/18/34 (a)(b)	$498
600,000	Carlyle Global Market Strategies CLO Ltd. 2016-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.090%), 5.36%, 4/20/34 (a)(b)	598
351,818	Chenango Park CLO Ltd. 2018-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 5.31%, 4/15/30 (a)(b)	351
500,000	Dryden CLO Ltd. 2019-68A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.36%, 7/15/35 (a)(b)	498
250,000	Dryden CLO Ltd. 2022-113A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.650%), 5.91%, 10/15/37 (a)(b)	249
250,000	Elmwood CLO Ltd. 2022-8A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.200%), 6.47%, 10/20/36 (a)(b)	251
250,000	Elmwood CLO Ltd. 2022-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 6.77%, 4/20/37 (a)(b)	250
250,000	Flatiron CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 6.21%, 11/16/34 (a)(b)	248
188,122	Galaxy XX CLO Ltd. 2015-20A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.262%), 5.53%, 4/20/31 (a)(b)	188
316,614	Golub Capital Partners Static Ltd. 2024-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.230%), 5.50%, 4/20/33 (a)(b)	317
250,000	Invesco CLO Ltd. 2022-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.800%), 6.07%, 4/20/35 (a)(b)	250
250,000	Juniper Valley Park CLO Ltd. 2023-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.550%), 5.82%, 7/20/36 (a)(b)	247
290,000	KKR CLO Ltd. 27A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 6.16%, 1/15/35 (a)(b)	288
600,000	Madison Park Funding LVII Ltd. 2022-57A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.280%), 5.56%, 7/27/34 (a)(b)	598
430,000	Magnetite XXIV Ltd. 2019-24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 6.01%, 4/15/35 (a)(b)	428
600,000	Neuberger Berman Loan Advisers CLO Ltd. 2019-35A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 5.32%, 1/19/33 (a)(b)	595
290,000	OCP CLO Ltd. 2015-9A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.650%), 5.91%, 1/15/37 (a)(b)	286
600,000	Octagon Investment Partners Ltd. 2019-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.090%), 5.35%, 10/15/33 (a)(b)	597
430,000	Octagon Investment Partners Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.550%), 5.82%, 1/20/35 (a)(b)	427
430,000	Octagon Investment Partners Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.850%), 6.11%, 4/15/35 (a)(b)	429

Principal or Shares	Security Description	Value (000)
600,000	Palmer Square CLO Ltd. 2022-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.320%), 5.59%, 4/20/35 (a)(b)	$600
250,000	Thompson Park CLO Ltd. 2021-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 6.16%, 4/15/34 (a)(b)	248
460,701	TIAA CLO IV Ltd. 2018-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.140%), 5.41%, 1/20/32 (a)(b)	460
250,000	Voya CLO Ltd. 2021-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.700%), 5.96%, 7/15/34 (a)(b)	247
		12,106
250,000	AGL CLO Ltd. 2021-14A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.950%), 6.22%, 12/02/34 (a)(b)	248
321,540	Allegro CLO XI Ltd. 2019-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 6.17%, 1/19/33 (a)(b)	321
370,000	American Credit Acceptance Receivables Trust 2024-4 144A, 4.91%, 8/12/31 (a)	369
543,284	AmeriCredit Automobile Receivables Trust 2024-1, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.600%), 4.95%, 2/18/28 (b)	543
400,000	Apidos CLO XXIII 2015-23A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.300%), 5.56%, 4/15/33 (a)(b)	394
250,000	ARES Loan Funding III Ltd. 2022-ALF3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.600%), 5.88%, 7/25/36 (a)(b)	249
120,943	ARI Fleet Lease Trust 2023-B 144A, 6.05%, 7/15/32 (a)	122
250,000	Bain Capital Credit CLO 2019-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.450%), 5.73%, 10/17/32 (a)(b)	249
500,000	Benefit Street Partners CLO VIII Ltd. 2015-8A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.712%), 5.98%, 1/20/31 (a)(b)	500
500,000	Benefit Street Partners CLO XXIV Ltd. 2021- 24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.060%), 5.33%, 10/20/34 (a)(b)	497
500,000	Benefit Street Partners CLO XXVIII Ltd. 2022- 28A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.900%), 7.17%, 10/20/37 (a)(b)	500
385,420	Bridgecrest Lending Auto Securitization Trust 2023-1, 6.51%, 11/15/27	387
500,000	Buckhorn Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.070%), 5.34%, 7/18/34 (a)(b)	498
600,000	Carlyle Global Market Strategies CLO Ltd. 2016-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.090%), 5.36%, 4/20/34 (a) (b)	598
310,192	CarMax Auto Owner Trust 2024-3, 5.21%, 9/15/27	311
290,000	CarMax Select Receivables Trust 2025-A, 5.46%, 7/15/31	290
412,332	Carvana Auto Receivables Trust 2022-P3, 4.61%, 11/10/27	412

Semi-Annual   57

Payden Securitized Income Fund continued

Principal or Shares	Security Description	Value (000)
555,010	Carvana Auto Receivables Trust 2024-P4, 4.62%, 2/10/28	$555
500,000	Carvana Auto Receivables Trust 2025-P1, 4.50%, 6/12/28	500
351,818	Chenango Park CLO Ltd. 2018-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 5.31%, 4/15/30 (a)(b)	351
100,000	Dell Equipment Finance Trust 2023-3 144A, 5.93%, 4/23/29 (a)	101
237,836	Driven Brands Funding LLC 2019-1A 144A, 4.64%, 4/20/49 (a)	236
500,000	Dryden CLO Ltd. 2019-68A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.36%, 7/15/35 (a)(b)	498
250,000	Dryden CLO Ltd. 2022-113A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.650%), 5.91%, 10/15/37 (a)(b)	249
250,000	Elmwood CLO Ltd. 2022-8A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.200%), 6.47%, 10/20/36 (a)(b)	251
250,000	Elmwood CLO Ltd. 2022-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 6.77%, 4/20/37 (a)(b)	250
537,440	Enterprise Fleet Financing LLC 2024-2 144A, 5.74%, 12/20/26 (a)	540
290,000	Exeter Automobile Receivables Trust 2025-2A, 5.16%, 7/15/31	293
250,000	Flatiron CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 6.21%, 11/16/34 (a)(b)	248
550,000	Ford Credit Auto Owner Trust 2022-C, 5.22%, 3/15/30	554
90,000	Ford Credit Floorplan Master Owner Trust A 2020-2, 1.06%, 9/15/27	89
188,122	Galaxy XX CLO Ltd. 2015-20A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.262%), 5.53%, 4/20/31 (a)(b)	188
303,430	GLS Auto Receivables Issuer Trust 2024-3A 144A, 5.35%, 8/16/27 (a)	304
630,000	GLS Auto Receivables Issuer Trust 2025-1A 144A, 4.68%, 12/15/27 (a)	630
148,000	GM Financial Consumer Automobile Receivables Trust 2021-4, 0.99%, 10/18/27	145
600,000	GMF Floorplan Owner Revolving Trust Series 2025-1A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.600%), 4.94%, 3/15/29 (a)(b)	599
316,614	Golub Capital Partners Static Ltd. 2024-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.230%), 5.50%, 4/20/33 (a)(b)	317
300,000	Hotwire Funding LLC 2023-1A 144A, 7.00%, 5/20/53 (a)	306
250,000	Invesco CLO Ltd. 2022-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.800%), 6.07%, 4/20/35 (a)(b)	250
250,000	Juniper Valley Park CLO Ltd. 2023-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.550%), 5.82%, 7/20/36 (a)(b)	247
290,000	KKR CLO Ltd. 27A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 6.16%, 1/15/35 (a)(b)	288

Principal or Shares	Security Description	Value (000)
600,000	Madison Park Funding LVII Ltd. 2022-57A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.280%), 5.56%, 7/27/34 (a)(b)	$598
430,000	Magnetite XXIV Ltd. 2019-24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 6.01%, 4/15/35 (a)(b)	428
100,000	MMAF Equipment Finance LLC 2021-A 144A, 1.19%, 11/13/43 (a)	97
600,000	Neuberger Berman Loan Advisers CLO Ltd. 2019-35A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 5.32%, 1/19/33 (a)(b)	595
297,875	Oak Street Investment Grade Net Lease Fund Series 2020-1A 144A, 2.26%, 11/20/50 (a)	287
198,750	Oak Street Investment Grade Net Lease Fund Series 2021-1A 144A, 3.26%, 1/20/51 (a)	172
290,000	OCP CLO Ltd. 2015-9A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.650%), 5.91%, 1/15/37 (a)(b)	286
600,000	Octagon Investment Partners Ltd. 2019-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.090%), 5.35%, 10/15/33 (a)(b)	597
430,000	Octagon Investment Partners Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.550%), 5.82%, 1/20/35 (a)(b)	427
430,000	Octagon Investment Partners Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.850%), 6.11%, 4/15/35 (a)(b)	429
423,682	Onemain Direct Auto Receivables Trust 2022- 1A 144A, 4.65%, 3/14/29 (a)	424
372,254	OneMain Financial Issuance Trust 2022-3A 144A, 5.94%, 5/15/34 (a)	374
600,000	Palmer Square CLO Ltd. 2022-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.320%), 5.59%, 4/20/35 (a)(b)	600
500,000	PFS Financing Corp. 2024-A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.850%), 5.19%, 1/15/28 (a)(b)	501
81,019	Santander Bank Auto Credit-Linked Notes 2022- C 144A, 11.37%, 12/15/32 (a)	82
260,958	Santander Drive Auto Receivables Trust 2023-S1 144A, 8.14%, 4/18/28 (a)	264
249,451	Santander Drive Auto Receivables Trust 2024-S3 144A, 5.81%, 10/16/28 (a)	249
246,200	Santander Drive Auto Receivables Trust 2024-S2 144A, 5.80%, 12/16/28 (a)	246
224,614	Santander Drive Auto Receivables Trust 2024-S1 144A, 6.53%, 3/16/29 (a)	225
290,000	Santander Drive Auto Receivables Trust 2025-2, 5.47%, 5/15/31	292
25,608	SBNA Auto Lease Trust 2023-A 144A, 6.27%, 4/20/26 (a)	26
250,000	Stack Infrastructure Issuer LLC 2021-1A 144A, 1.88%, 3/26/46 (a)	243
367,812	Store Master Funding I-VII XIV XIX XX 2021- 1A 144A, 2.86%, 6/20/51 (a)	344
250,000	Thompson Park CLO Ltd. 2021-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 6.16%, 4/15/34 (a)(b)	248
460,701	TIAA CLO IV Ltd. 2018-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.140%), 5.41%, 1/20/32 (a)(b)	460

58  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
300,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 5.59%, 5/15/54 (a)	$302
300,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (a)	315
250,000	Voya CLO Ltd. 2021-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.700%), 5.96%, 7/15/34 (a)(b)	247
500,000	Westlake Automobile Receivables Trust 2025- 1A 144A, 4.66%, 1/18/28 (a)	500
105,000	Westlake Automobile Receivables Trust 2023- 1A 144A, 6.79%, 11/15/28 (a)	108
500,000	Wheels Fleet Lease Funding LLC 2025-1A 144A, (1 mo. Term Secured Overnight Financing Rate + 0.670%), 4.99%, 1/18/40 (a)(b)	498
291,445	World Omni Auto Receivables Trust 2022-A, 1.66%, 5/17/27	289
Total Asset Backed (Cost - $25,273)		25,230
Mortgage Backed (55%)
250,000	Acrec 2025 Fl LLC 2025-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.941%), 6.26%, 8/18/42 (a)(b)	247
760,000	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.514%), 5.84%, 8/15/34 (a) (b)	759
100,000	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.964%), 6.29%, 8/15/34 (a) (b)	100
430,000	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.814%), 6.14%, 11/15/36 (a) (b)	431
500,000	AREIT Ltd. 2025-CRE10 144A, (1 mo. Term Secured Overnight Financing Rate + 1.388%), 5.72%, 12/17/29 (a)(b)	490
570,000	ARES Commercial Mortgage Trust 2024-IND 144A, (1 mo. Term Secured Overnight Financing Rate + 1.692%), 6.01%, 7/15/41 (a)(b)	571
420,000	BDS Ltd. 2021-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 1.764%), 6.08%, 12/16/36 (a)(b)	419
542,598	BRAVO Residential Funding Trust 2024-NQM7 144A, 5.55%, 10/27/64 (a)	544
589,146	BRAVO Residential Funding Trust 2025-NQM3 144A, 5.57%, 3/25/65 (a)	597
285,133	Bravo Residential Funding Trust Series 2025- NQM1 144A, 5.91%, 12/25/64 (a)	286
100,000	BRSP Ltd. 2024-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.380%), 6.70%, 8/19/37 (a)(b)	100
581,252	BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.264%), 5.58%, 8/19/38 (a)(b)	577
250,000	BX Commercial Mortgage Trust 2021-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 1.064%), 5.39%, 9/15/36 (a)(b)	248
249,870	BX Commercial Mortgage Trust 2021-SOAR 144A, (1 mo. Term Secured Overnight Financing Rate + 1.914%), 6.24%, 6/15/38 (a)(b)	248
245,000	BX Commercial Mortgage Trust 2021-XL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.511%), 5.83%, 10/15/38 (a)(b)	243

Principal or Shares	Security Description	Value (000)
291,603	BX Commercial Mortgage Trust 2024-XL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.442%), 5.76%, 2/15/39 (a)(b)	$292
386,860	BX Commercial Mortgage Trust 2024-XL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.792%), 6.11%, 2/15/39 (a)(b)	387
553,310	BX Commercial Mortgage Trust 2024-AIRC 144A, (1 mo. Term Secured Overnight Financing Rate + 1.691%), 6.01%, 8/15/39 (a)(b)	554
71,601	BX Commercial Mortgage Trust 2023-XL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.761%), 6.08%, 12/09/40 (a)(b)	72
345,881	BX Commercial Mortgage Trust 2024-XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.941%), 6.26%, 3/15/41 (a)(b)	346
196,020	BX Commercial Mortgage Trust 2024-BIO2 144A, 5.59%, 8/13/41 (a)(c)	198
500,000	BX Commercial Mortgage Trust 2024-GPA2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.542%), 5.86%, 11/15/41 (a)(b)	501
370,000	BX Trust 2024-VLT4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.491%), 5.81%, 7/15/29 (a)(b)	368
422,641	BX Trust 2024-CNYN 144A, (1 mo. Term Secured Overnight Financing Rate + 1.442%), 5.76%, 4/15/41 (a)(b)	423
250,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 2.192%), 6.51%, 3/15/42 (a)(b)	247
500,000	BXMT Ltd. 2020-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.514%), 5.84%, 2/15/38 (a)(b)	491
344,689	BXMT Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.164%), 5.49%, 5/15/38 (a)(b)	341
400,000	BXMT Ltd. 2025-FL5 144A, (1 mo. Term Secured Overnight Financing Rate + 2.546%), 6.87%, 10/18/42 (a)(b)	399
500,000	CAMB Commercial Mortgage Trust 2019-LIFE 144A, (1 mo. Term Secured Overnight Financing Rate + 1.367%), 5.69%, 12/15/37 (a)(b)	500
280,000	CAMB Commercial Mortgage Trust 2019-LIFE 144A, (1 mo. Term Secured Overnight Financing Rate + 1.547%), 5.87%, 12/15/37 (a)(b)	279
545,845	Colt Mortgage Loan Trust 2025-1 144A, 5.70%, 1/25/70 (a)	558
250,000	Colt Mortgage Loan Trust 2025-1 144A, 6.63%, 1/25/70 (a)(c)	252
611,140	COLT Mortgage Loan Trust 2024-6 144A, 5.39%, 11/25/69 (a)	613
385,296	COLT Mortgage Loan Trust 2025-INV2 144A, 5.60%, 2/25/70 (a)	387
294,359	Connecticut Avenue Securities Trust 2021- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.550%), 5.90%, 10/25/41 (a)(b)	295
250,000	Connecticut Avenue Securities Trust 2021- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.100%), 7.45%, 10/25/41 (a)(b)	254

Semi-Annual   59

Payden Securitized Income Fund continued

Principal or Shares	Security Description	Value (000)
250,000	Connecticut Avenue Securities Trust 2022- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.900%), 6.25%, 12/25/41 (a)(b)	$251
250,000	Connecticut Avenue Securities Trust 2022- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.150%), 7.50%, 12/25/41 (a)(b)	255
223,623	Connecticut Avenue Securities Trust 2022- R05 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.900%), 6.25%, 4/25/42 (a)(b)	224
250,000	Connecticut Avenue Securities Trust 2023- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.700%), 7.05%, 7/25/43 (a)(b)	258
205,763	Connecticut Avenue Securities Trust 2023- R08 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.500%), 5.85%, 10/25/43 (a)(b)	206
515,083	Connecticut Avenue Securities Trust 2024- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.050%), 5.40%, 1/25/44 (a)(b)	514
93,439	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.100%), 5.45%, 2/25/44 (a)(b)	93
250,000	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 6.15%, 2/25/44 (a)(b)	250
250,000	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.950%), 6.30%, 3/25/44 (a)(b)	251
250,000	Connecticut Avenue Securities Trust 2025- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 5.95%, 2/25/45 (a)(b)	249
300,000	Connecticut Avenue Securities Trust 2025- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.250%), 6.60%, 3/25/45 (a)(b)	302
488,038	Cross Mortgage Trust 2024-H8 144A, 5.55%, 12/25/69 (a)(c)	490
290,000	Cross Mortgage Trust 2025-H1 144A, 6.48%, 2/25/70 (a)(c)	291
610,000	CSTL Commercial Mortgage Trust 2024-GATE 144A, 4.92%, 11/10/41 (a)(c)	608
240,655	Extended Stay America Trust 2021-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 2.364%), 6.69%, 7/15/38 (a)(b)	240
493,654	Fannie Mae Connecticut Avenue Securities 2017-C06, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.764%), 7.12%, 2/25/30 (b)	504
315,000	Fannie Mae Connecticut Avenue Securities 2021- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.000%), 6.35%, 11/25/41 (a)(b)	315

Principal or Shares	Security Description	Value (000)
248,085	Freddie Mac STACR Debt Notes 2015-HQA2, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 14.97%, 5/25/28 (b)	$258
250,000	Freddie Mac STACR REMIC Trust 2021-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.650%), 8.00%, 11/25/41 (a)(b)	257
483,651	Freddie Mac STACR REMIC Trust 2021-HQA4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.950%), 5.30%, 12/25/41 (a)(b)	480
206,816	Freddie Mac STACR REMIC Trust 2022-DNA4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.200%), 6.55%, 5/25/42 (a)(b)	210
300,000	Freddie Mac STACR REMIC Trust 2022-DNA5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.750%), 11.10%, 6/25/42 (a)(b)	330
482,813	Freddie Mac STACR REMIC Trust 2022-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.300%), 6.65%, 8/25/42 (a)(b)	490
419,001	Freddie Mac STACR REMIC Trust 2023-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 6.45%, 4/25/43 (a)(b)	425
551,818	Freddie Mac STACR REMIC Trust 2023-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 6.20%, 11/25/43 (a)(b)	557
600,000	FS Rialto Issuer LLC 2024-FL9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.631%), 5.95%, 10/19/39 (a)(b)	599
500,000	FS Rialto Issuer LLC 2025-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 1.385%), 5.70%, 8/19/42 (a)(b)	495
186,557	FS Rialto-Fl4 Issuer LLC 2022-FL4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.900%), 6.25%, 1/19/39 (a)(b)	186
100,000	Greystone CRE Notes Ltd. 2021-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 2.114%), 6.44%, 7/15/39 (a)(b)	99
487,703	Greystone CRE Notes Ltd. 2021-HC2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.914%), 6.24%, 12/15/39 (a)(b)	488
493,210	HGI CRE CLO Ltd. 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.114%), 5.44%, 9/17/36 (a)(b)	491
380,000	HTL Commercial Mortgage Trust 2024-T53 144A, 6.07%, 5/10/39 (a)(c)	385
494,928	JP Morgan Mortgage Trust Series 2025-NQM1 144A, 5.59%, 6/25/65 (a)	502
370,000	LEX Mortgage Trust 2024-BBG 144A, 5.04%, 10/13/33 (a)(c)	372
500,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.295%), 5.62%, 5/15/39 (a)(b)	484
360,000	LoanCore 2025 Issuer LLC 2025-CRE8 144A, (1 mo. Term Secured Overnight Financing Rate + 1.591%), 5.92%, 8/17/42 (a)(b)	354

60  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
250,000	LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo. Term Secured Overnight Financing Rate + 2.464%), 6.79%, 7/15/36 (a)(b)	$250
486,362	MF1 Ltd. 2022-FL8 144A, (1 mo. Term Secured Overnight Financing Rate + 1.350%), 5.67%, 2/19/37 (a)(b)	485
392,373	OBX Trust 2024-NQM8 144A, 6.23%, 5/25/64 (a)	396
482,928	OBX Trust 2024-NQM11 144A, 5.88%, 6/25/64 (a)	486
459,854	OBX Trust 2024-NQM18 144A, 5.41%, 10/25/64 (a)(c)	461
250,000	OBX Trust 2024-NQM18 144A, 6.17%, 10/25/64 (a)(c)	249
580,731	OBX Trust 2025-NQM2 144A, 5.60%, 11/25/64 (a)	583
290,000	OBX Trust 2025-NQM2 144A, 6.49%, 11/25/64 (a)(c)	291
300,000	OBX Trust 2024-NQM17 144A, 6.65%, 11/25/64 (a)(c)	303
487,810	PFP Ltd. 2024-11 144A, (1 mo. Term Secured Overnight Financing Rate + 1.832%), 6.13%, 9/17/39 (a)(b)	488
113,471	STWD Ltd. 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.314%), 5.63%, 4/18/38 (a)(b)	112
504,339	STWD Ltd. 2022-FL3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.350%), 5.69%, 11/15/38 (a)(b)	502
250,000	SWCH Commercial Mortgage Trust 2025-DATA 144A, (1 mo. Term Secured Overnight Financing Rate + 1.443%), 5.76%, 3/15/42 (a)(b)	246
250,000	SWCH Commercial Mortgage Trust 2025-DATA 144A, (1 mo. Term Secured Overnight Financing Rate + 2.092%), 6.41%, 3/15/42 (a)(b)	242
371,138	THPT Mortgage Trust 2023-THL 144A, 7.23%, 12/10/34 (a)(c)	376
600,000	TRTX Issuer Ltd. 2025-FL6 144A, (1 mo. Term Secured Overnight Financing Rate + 1.537%), 5.90%, 9/18/42 (a)(b)	599
653,688	TTAN 2021-MHC 144A, (1 mo. Term Secured Overnight Financing Rate + 0.964%), 5.29%, 3/15/38 (a)(b)	653
481,712	Verus Securitization Trust 2024-9 144A, 5.44%, 11/25/69 (a)(c)	482
590,360	Verus Securitization Trust 2025-1 144A, 5.62%, 1/25/70 (a)(c)	593
Total Mortgage Backed (Cost - $34,231)		34,177
Investment Company (4%)
2,212,976	Payden Cash Reserves Money Market Fund * (Cost - $2,213)	2,213
Total Investments (Cost - $61,717) (100%)		61,620
Liabilities in excess of Other Assets (0%)		(81)
Net Assets (100%)		$61,539

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025.
(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See notes to financial statements.

Semi-Annual   61

Payden Floating Rate Fund

Schedule of Investments - April 30, 2025 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (3%)
400,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 7.74%, 1/25/52 CAD (a)(b)	$281
10	Exeter Automobile Receivables Trust 2021-2, 0.00%, 2/15/28 (c)	509
750,000	Hotwire Funding LLC 2024-1A 144A, 9.19%, 6/20/54 (b)	769
50	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28 (c)	554
657,083	Santander Drive Auto Receivables Trust 2024-S1 144A, 8.32%, 3/16/29 (b)	658
29	Santander Drive Auto Receivables Trust 2023- S1, 0.00%, (c)	717
21	Santander Drive Auto Receivables Trust 2024- S2, 5.80%, 12/16/28 (c)	365
Total Asset Backed (Cost - $4,755)		3,853
Bank Loan(d) (84%)
Automotive (5%)
480,000	American Axle & Manufacturing Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.20%, 12/12/29	471
850,000	Clarios Global LP Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 7.07%, 1/28/32	835
953,177	Dealer Tire LLC Term Loan B5 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.32%, 7/02/31	951
243,750	Driven Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.44%, 12/15/28	243
850,000	Goat Holdco LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 7.32%, 1/27/32	839
700,000	Tenneco Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 5.000%), 9.42%, 11/17/28	664
1,013,226	Wand NewCo 3 Inc. Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 6.82%, 1/30/31	1,001
		5,004
Basic Industry (4%)
495,000	American Airlines Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 6.51%, 6/04/29	482
490,000	American Airlines Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 6.57%, 2/15/28	478
1,009,708	Arsenal Aic Parent LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 7.07%, 8/18/30	998
1,011,106	SCIH Salt Holdings Inc. Term Loan B1 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 7.28%, 1/31/29	1,003
495,009	Transdigm Inc. Term Loan J 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 6.80%, 2/28/31	491
675,649	Transdigm Inc. Term Loan K 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 7.05%, 3/22/30	675

Principal or Shares	Security Description	Value (000)

1,014,750	WestJet Loyalty LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.55%, 2/14/31	$970
		5,097
Capital Goods (6%)
659,786	Cimpress PLC Term Loan B1 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 6.82%, 5/17/28	640
600,000	Eco Material Technologies Inc. Term Loan 1L, (6 mo. Term Secured Overnight Financing Rate + 2.250%), 7.47%, 2/12/32	596
995,000	EMRLD Borrower LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.80%, 8/04/31	985
1,174,863	Madison Iaq LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 6.76%, 6/21/28	1,166
1,475,000	Quikrete Holdings Inc. Term Loan B3 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 6.57%, 2/10/32	1,448
1,252,094	TK Elevator Midco Gmbh Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 7.24%, 4/30/30	1,249
995,000	Wilsonart LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 8.55%, 8/05/31	965
		7,049
Consumer Goods (4%)
1,017,325	Fiesta Purchaser Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 7.57%, 2/12/31	1,010
397,872	Hanesbrands Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 7.07%, 3/07/32	395
1,247,128	Journey Personal Care Corp. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.750%), 8.05%, 3/01/28	1,240
850,000	QXO Building Products Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 3.00%, 4/23/32	850
594,000	United Natural Foods Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 9.07%, 4/25/31	597
1,139,587	Verde Purchaser LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 8.30%, 11/30/30	1,132
		5,224
Energy (9%)
995,000	Alpha Generation LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 7.07%, 9/30/31	996
995,001	CPPIB OVM Member U.S. LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 7.05%, 8/20/31	990
930,000	Emg Utica Midstream Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 8.30%, 10/24/29	928

62  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

613,463	Epic Crude Services LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 7.26%, 10/15/31	$614
980,075	Lightning Power LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 6.55%, 8/18/31	979
420,000	M6 Etx Holdings Ii Midco LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.32%, 3/25/32	418
822,938	NGP XI Midstream Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 5.000%), 7.80%, 7/25/31	815
1,029,012	Par Petroleum LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.750%), 8.01%, 2/28/30	997
710,207	Talen Energy Supply LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 6.82%, 5/17/30	709
980,075	U.S. Silica Co. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 8.82%, 7/31/31	929
1,244,411	WaterBridge Midstream Operating LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.05%, 6/27/29	1,192
		9,567
Financial (9%)
1,451,550	Albion Financing 3 SARL Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 7.29%, 8/16/29	1,453
573,563	Blackstone Mortgage Trust Inc. Term Loan B5 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 8.07%, 12/10/28	574
596,250	Champ Acquisition Corp. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 8.80%, 11/25/31	598
998,750	Focus Financial Partners LLC Term Loan B8 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 7.07%, 9/15/31	988
985,069	Greystar Real Estate Partners LLC Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 7.07%, 8/21/30	981
1,050,359	HUB International Ltd. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.77%, 6/20/30	1,045
997,500	Jefferies Finance LLC Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 7.32%, 10/21/31	999
1,200,000	Jump Financial LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 8.55%, 2/20/32	1,199
1,018,200	Naked Juice LLC Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 7.40%, 1/24/29	373
973,809	Nexus Buyer LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 7.82%, 7/31/31	972
300,000	Nexus Buyer LLC Term Loan 2L, (1 mo. Term Secured Overnight Financing Rate + 6.250%), 10.67%, 11/05/29	297

Principal or Shares	Security Description	Value (000)

1,500,000	Novitex Acquisition LLC (Fka Arsloane Acquisition LLC) Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 8.07%, 3/19/32	$1,479
1,042,125	Titan Acquisition Ltd. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.500%), 8.78%, 2/15/29	1,022
600,000	WH Borrower LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.750%), 9.07%, 2/12/32	578
		12,558
Healthcare (10%)
1,160,000	1261229 BC Ltd. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 5.250%), 10.57%, 9/25/30	1,097
968,750	Amneal Pharmaceuticals LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.500%), 9.82%, 5/04/28	972
1,014,550	Bausch & Lomb Corp. Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 8.32%, 9/29/28	1,009
1,097,609	Embecta Corp. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 7.31%, 3/30/29	1,089
172,829	Fortrea Holdings Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 8.07%, 7/01/30	158
1,000,000	Grifols Worldwide Operations USA Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 6.46%, 11/15/27	987
995,006	LifePoint Health Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 8.01%, 5/16/31	978
850,599	Owens & Minor Inc. Term Loan B1 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 8.17%, 3/29/29	807
1,317,647	Padagis LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.27%, 7/06/28	1,235
995,000	Sotera Health Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.55%, 5/30/31	994
1,039,500	Star Parent Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.750%), 8.30%, 9/27/30	1,008
		10,334
Insurance (1%)
544,500	AssuredPartners Inc. Term Loan B5 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 7.82%, 2/14/31	545
999,457	Asurion LLC Term Loan B8 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 7.69%, 12/23/26	993
350,000	Asurion LLC Term Loan B4 2L, (1 mo. Term Secured Overnight Financing Rate + 5.250%), 9.69%, 1/20/29	322
367,742	Truist Insurance Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 7.05%, 5/06/31	364

Semi-Annual   63

Payden Floating Rate Fund continued

Principal or Shares	Security Description	Value (000)

184,211	Truist Insurance Holdings LLC Term Loan 2L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.05%, 5/06/32	$184
		2,408
Leisure (4%)
1,313,391	Fertitta Entertainment LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.82%, 1/27/29	1,283
1,451,250	Flynn Restaurant Group LP Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.250%), 8.69%, 12/01/28	1,444
1,196,992	Lc Ahab Us Bidco LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.32%, 5/01/31	1,167
577,500	MajorDrive Holdings IV LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 8.56%, 6/01/28	538
1,012,188	Ontario Gaming GTA LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 8.55%, 8/01/30	982
		5,414
Media (6%)
466,180	Advantage Sales & Marketing Inc. Term Loan B2 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 8.79%, 10/28/27	413
1,103,381	Altice Financing SA Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 9.26%, 10/31/27	903
573,563	Charter Communications Operating LLC Term Loan B5 1L, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 6.55%, 12/15/31	572
1,188,000	CNT Holdings I Corp Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.78%, 11/08/32	1,183
483,113	CSC Holdings LLC Term Loan B5 1L, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 9.00%, 4/15/27	466
1,144,600	DirectV Financing LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.500%), 9.82%, 2/17/31	1,066
1,061,185	Gray Television Inc. Term Loan D 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.44%, 12/01/28	983
458,758	McGraw-Hill Education Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 7.57%, 8/06/31	458
604,601	MH Sub I LLC Term Loan B3 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 8.57%, 5/03/28	574
188,791	MH Sub I LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.250%), 8.57%, 12/31/31	166
300,000	MH Sub I LLC Term Loan 2L, (1 mo. Term Secured Overnight Financing Rate + 6.250%), 10.57%, 2/23/29	269
987,342	Sinclair Television Group Inc. Term Loan B7 1L, (1 mo. Term Secured Overnight Financing Rate + 4.100%), 8.53%, 12/31/30	780
644,901	Sunrise HoldCo III BV Term Loan AAA 1L, (6 mo. Term Secured Overnight Financing Rate + 2.500%), 6.79%, 2/15/32	643

Principal or Shares	Security Description	Value (000)

500,000	Virgin Media Bristol LLC Term Loan Y 1L, (6 mo. Term Secured Overnight Financing Rate + 3.175%), 7.37%, 3/31/31	$487
600,000	Virgin Media Bristol LLC Term Loan Q 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 7.69%, 1/31/29	593
		9,556
Retail (10%)
1,027,319	Evergreen AcqCo 1 LP Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 5.750%), 8.05%, 4/26/28	1,023
521,063	Harbor Freight Tools USA Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 6.82%, 6/11/31	486
1,197,000	Highline AfterMarket Acquisition LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 7.82%, 2/13/30	1,199
1,035,137	IRB Holding Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 6.82%, 12/15/27	1,029
981,889	MIC Glen LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 7.82%, 7/21/28	983
1,822,528	PetsMart LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 8.17%, 2/11/28	1,802
731,325	S&S Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.000%), 9.32%, 9/19/31	702
915,282	Specialty Building Products Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 8.17%, 10/15/28	859
1,039,526	Tacala Investment Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 7.82%, 1/31/31	1,040
962,813	Victra Holdings LLC aka LSF9 Atlantis Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 8.55%, 3/29/29	940
967,014	Whatabrands LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 6.82%, 8/03/28	963
		11,026
Service (1%)
580,417	ABG Intermediate Holdings 2 LLC Term Loan B1 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 6.57%, 12/21/28	571
605,435	Adtalem Global Education Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 7.07%, 8/12/28	607
1,240,641	Omnia Partners LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 7.03%, 7/25/30	1,237
		2,415
Technology (9%)
997,500	Amentum Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 6.57%, 9/29/31	987
1,295,107	AthenaHealth Group Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 7.32%, 2/15/29	1,286

64  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

995,000	BMC Software (Boxer/Bladelogic) Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 7.32%, 7/30/31	$977
914,690	Cloud Software Group Inc. Term Loan B1 1L, (3 mo. Term Secured Overnight Financing Rate + 3.750%), 7.80%, 3/30/29	905
316,881	Cloud Software Group Inc. Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 8.05%, 3/24/31	314
995,000	Fortress Intermediate 3 Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 8.07%, 6/27/31	976
660,000	Icon Parent Inc. Term Loan 2L, (1 mo. Term Secured Overnight Financing Rate + 5.000%), 9.32%, 11/12/32	653
1,250,000	Leia Finco U.S. LLC Term Loan 2L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 9.46%, 10/09/32	1,198
1,243,750	Modena Buyer LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 8.78%, 7/01/31	1,183
617,202	Peraton Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 8.17%, 2/01/28	559
299,250	PointClickCare Technologies Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 7.55%, 11/03/31	299
555,000	Project Alpha Intermediate Holding Inc. Term Loan 2L, (1 mo. Term Secured Overnight Financing Rate + 5.000%), 5.50%, 11/22/32	534
457,700	Rocket Software Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 8.57%, 11/28/28	455
1,500,000	Sandisk Corp. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 7.33%, 2/20/32	1,436
		11,762
Telecommunication (3%)
1,306,725	Frontier Communications Holdings LLC Term Loan B 1L, (6 mo. Term Secured Overnight Financing Rate + 1.500%), 6.79%, 7/01/31	1,302
989,981	Iridium Satellite LLC Term Loan B4 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 6.57%, 9/20/30	983
1,123,662	Numericable U.S. LLC Term Loan B14-EXT 1L, (3 mo. Term Secured Overnight Financing Rate + 4.500%), 9.76%, 8/15/28	1,016
		3,301
Transportation (2%)
153,313	Delta Air Lines Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.750%), 8.02%, 10/20/27	155
195,270	First Student Bidco Inc. Term Loan C 1L, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.80%, 7/21/28	195
638,529	First Student Bidco Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 6.80%, 7/21/28	637
610,902	Spirit Aerosystems Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 8.78%, 1/15/27	612

Principal or Shares	Security Description	Value (000)

1,242,188	Third Coast Infrastructure LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.250%), 8.57%, 9/25/30	$1,217
		2,816
Utility (1%)
1,036,927	Conservice Midco LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.32%, 5/13/30	1,033
Total Bank Loan (Cost - $106,573)		104,564
Corporate Bond (7%)
700,000	Ally Financial Inc. B, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70% (e)(f)	645
518,125	ARD Finance SA 144A, 6.50%, 6/30/27 (b)	17
500,000	B&G Foods Inc. 144A, 8.00%, 9/15/28 (b)	497
500,000	Empire Communities Corp. 144A, 9.75%, 5/01/29 (b)	488
500,000	Enstar Finance LLC, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.006%), 5.50%, 1/15/42 (e)	480
620,000	Freedom Mortgage Holdings LLC 144A, 9.25%, 2/01/29 (b)	632
270,000	Frontera Energy Corp. 144A, 7.88%, 6/21/28 (b)	177
600,000	Global Marine Inc., 7.00%, 6/01/28	518
420,000	Gran Tierra Energy Inc. 144A, 9.50%, 10/15/29 (b)	327
675,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	641
300,000	Jefferson Capital Holdings LLC 144A, 8.25%, 5/15/30 (b)	302
505,000	Kimmeridge Texas Gas LLC 144A, 8.50%, 2/15/30 (b)	485
500,000	Midcap Financial Issuer Trust 144A, 6.50%, 5/01/28 (b)	478
500,000	Mineral Resources Ltd. 144A, 8.50%, 5/01/30 (b)	455
600,000	MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 8/01/29	458
500,000	NewCo Holding USD 20 Sarl 144A, 9.38%, 11/07/29 (b)(g)	494
375,000	Prime Healthcare Services Inc. 144A, 9.38%, 9/01/29 (b)	358
250,000	Saks Global Enterprises LLC 144A, 11.00%, 12/15/29 (b)	152
285,000	Surge Energy Inc. 144A, 8.50%, 9/05/29 CAD (a)(b)	204
515,000	W&T Offshore Inc. 144A, 10.75%, 2/01/29 (b) (g)	407
Total Corporate Bond (Cost - $9,266)		8,215
Investment Company (6%)
7,589,095	Payden Cash Reserves Money Market Fund * (Cost - $7,589)	7,589
Total Investments (Cost - $128,183) (100%)		124,221
Other Assets, net of Liabilities (0%)		283
Net Assets (100%)		$124,504

Semi-Annual   65

Payden Floating Rate Fund continued

*	Affiliated investment.
(a)	Principal in foreign currency.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Yield to maturity at time of purchase.
(d)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(e)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025.
(f)	Perpetual security with no stated maturity date.
(g)

All or a portion of these securities are on loan. At April 30, 2025, the total market value of the Fund’s securities on loan is $800 and the total market value of the collateral held by the Fund is $863. Amounts in 000s.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
CAD 463	USD 327	State Street Bank & Trust Co.	06/18/2025	$9

Liabilities:
USD 796	CAD 1,144	State Street Bank & Trust Co.	06/18/2025	(36)

Net Unrealized Appreciation (Depreciation)				$(27)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$800
Non-cash Collateral[2]	(800)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

66  Payden Mutual Funds

Payden High Income Fund

Schedule of Investments - April 30, 2025 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (1%)
60	Chase Auto Owner Trust, 0.00%, 6/25/30 (a)	$424
1,600,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 7.74%, 1/25/52 CAD (b)(c)	1,124
1,500,000	Exeter Automobile Receivables Trust 2022-2A 144A, 6.34%, 10/15/29 (b)	1,385
19	Exeter Automobile Receivables Trust 2021-2, 0.00%, 2/15/28 (a)	979
2,000,000	Hotwire Funding LLC 2024-1A 144A, 9.19%, 6/20/54 (b)	2,051
1,294,903	JPMorgan Chase Bank N.A.-CACLN 2021-1 144A, 28.35%, 9/25/28 (b)	1,329
80	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28 (a)	886
87	Santander Drive Auto Receivables Trust 2023- S1, 0.00%, (a)	2,152
96	Santander Drive Auto Receivables Trust 2024- S2, 5.80%, 12/16/28 (a)	1,633
Total Asset Backed (Cost - $13,984)		11,963
Bank Loan(d) (6%)
495,169	Adtalem Global Education Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 7.07%, 8/12/28	496
1,864,708	Advantage Sales & Marketing Inc. Term Loan B2 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 8.79%, 10/28/27	1,650
2,262,928	Albion Financing 3 SARL Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 7.29%, 8/16/29	2,265
1,937,500	Amneal Pharmaceuticals LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.500%), 9.82%, 5/04/28	1,945
1,463,504	Cloud Software Group Inc. Term Loan B1 1L, (3 mo. Term Secured Overnight Financing Rate + 3.750%), 7.80%, 3/30/29	1,448
506,730	Cloud Software Group Inc. Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 8.05%, 3/24/31	502
189,199	DirectV Financing LLC Term Loan NON-EXT 1L, (3 mo. Term Secured Overnight Financing Rate + 5.000%), 9.54%, 8/02/27	189
1,880,000	Emg Utica Midstream Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 8.30%, 10/24/29	1,875
1,985,025	Fiesta Purchaser Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 7.57%, 2/12/31	1,971
2,461,874	First Student Bidco Inc. Term Loan B2 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 6.80%, 7/21/28	2,455
821,220	Hertz Corp. Term Loan B-EXIT 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 8.04%, 6/30/28	640
159,583	Hertz Corp. Term Loan C-EXIT 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 8.04%, 6/30/28	124
1,669,783	Journey Personal Care Corp. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.750%), 8.05%, 3/01/28	1,661

Principal or Shares	Security Description	Value (000)

3,600,000	Jump Financial LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 8.55%, 2/20/32	$3,596
2,125,000	Leia Finco U.S. LLC Term Loan 2L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 9.46%, 10/09/32	2,036
1,795,975	Modena Buyer LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 8.78%, 7/01/31	1,708
1,700,000	Nexus Buyer LLC Term Loan 2L, (1 mo. Term Secured Overnight Financing Rate + 6.250%), 10.67%, 11/05/29	1,681
965,000	PetsMart LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 8.17%, 2/11/28	954
1,915,000	Project Alpha Intermediate Holding Inc. Term Loan 2L, (1 mo. Term Secured Overnight Financing Rate + 5.000%), 5.50%, 11/22/32	1,842
2,464,671	Sinclair Television Group Inc. Term Loan B7 1L, (1 mo. Term Secured Overnight Financing Rate + 4.100%), 8.53%, 12/31/30	1,948
2,109,400	Sotera Health Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.55%, 5/30/31	2,108
1,466,165	Spirit Aerosystems Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 8.78%, 1/15/27	1,469
1,980,050	Tacala Investment Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 7.82%, 1/31/31	1,980
3,605,800	Third Coast Infrastructure LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.250%), 8.57%, 9/25/30	3,534
980,100	Transdigm Inc. Term Loan K 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 7.05%, 3/22/30	979
2,052,632	Truist Insurance Holdings LLC Term Loan 2L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.05%, 5/06/32	2,052
1,492,500	U.S. Silica Co. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 8.82%, 7/31/31	1,415
3,203,900	WaterBridge Midstream Operating LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.05%, 6/27/29	3,069
1,980,000	WestJet Loyalty LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.55%, 2/14/31	1,892
Total Bank Loan (Cost - $50,382)		49,484
Corporate Bond (85%)
Automotive (6%)
2,100,000	Adient Global Holdings Ltd. 144A, 7.50%, 2/15/33 (b)	1,992
2,660,000	Adient Global Holdings Ltd. 144A, 8.25%, 4/15/31 (b)	2,636
2,500,000	Allison Transmission Inc. 144A, 3.75%, 1/30/31 (b)	2,248
2,935,000	American Axle & Manufacturing Inc., 6.50%, 4/01/27	2,866

Semi-Annual   67

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

3,630,000	Aston Martin Capital Holdings Ltd. 144A, 10.00%, 3/31/29 (b)	$3,123
2,700,000	Clarios Global LP/Clarios U.S. Finance Co. 144A, 6.75%, 2/15/30 (b)(e)	2,749
2,600,000	Ford Motor Credit Co. LLC, 7.20%, 6/10/30	2,679
4,210,000	Garrett Motion Holdings Inc./Garrett LX I Sarl 144A, 7.75%, 5/31/32 (b)	4,206
1,750,000	Goodyear Tire & Rubber Co., 5.00%, 7/15/29 (e)	1,667
2,750,000	Goodyear Tire & Rubber Co., 5.25%, 7/15/31 (e)	2,564
3,300,000	IHO Verwaltungs GmbH 144A, 7.75%, 11/15/30 (b)	3,225
2,750,000	Jaguar Land Rover Automotive PLC 144A, 5.50%, 7/15/29 (b)(e)	2,639
3,010,000	JB Poindexter & Co. Inc. 144A, 8.75%, 12/15/31 (b)	3,030
4,360,000	Nissan Motor Co. Ltd. 144A, 4.81%, 9/17/30 (b)	4,032
2,500,000	Phinia Inc. 144A, 6.63%, 10/15/32 (b)	2,456
4,500,000	Tenneco Inc. 144A, 8.00%, 11/17/28 (b)	4,303
3,610,000	ZF North America Capital Inc. 144A, 7.13%, 4/14/30 (b)	3,326
		49,741
Banking (2%)
3,800,000	Bank of Montreal, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.452%), 7.70%, 5/26/84 (f)	3,878
2,600,000	Goldman Sachs Group Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.461%), 6.85% (f)(g)	2,571
1,750,000	Intesa Sanpaolo SpA 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.600%), 4.20%, 6/01/32 (b)(f)	1,566
4,600,000	Toronto-Dominion Bank, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.075%), 8.13%, 10/31/82 (f)	4,766
2,165,000	UniCredit SpA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.750%), 5.46%, 6/30/35 (b)(f)	2,108
		14,889
Basic Industry (11%)
2,020,000	AAR Escrow Issuer LLC 144A, 6.75%, 3/15/29 (b)	2,070
1,300,000	Alcoa Nederland Holding BV 144A, 7.13%, 3/15/31 (b)	1,341
1,500,000	Alumina Pty Ltd. 144A, 6.38%, 9/15/32 (b)	1,462
1,554,375	ARD Finance SA 144A, 6.50%, 6/30/27 (b)	50
1,870,000	Avient Corp. 144A, 6.25%, 11/01/31 (b)	1,852
2,000,000	Bombardier Inc. 144A, 7.00%, 6/01/32 (b)	2,026
1,000,000	Bombardier Inc. 144A, 8.75%, 11/15/30 (b)	1,073
3,000,000	Builders FirstSource Inc. 144A, 4.25%, 2/01/32 (b)	2,705
3,470,000	Celanese U.S. Holdings LLC, 6.63%, 7/15/32	3,414
3,000,000	Cleveland-Cliffs Inc. 144A, 6.75%, 4/15/30 (b)	2,893
400,000	Cleveland-Cliffs Inc. 144A, 7.00%, 3/15/32 (b) (e)	376
2,500,000	Cleveland-Cliffs Inc. 144A, 7.38%, 5/01/33 (b)	2,352
2,200,000	Cleveland-Cliffs Inc. 144A, 7.50%, 9/15/31 (b)	2,131
2,000,000	Coeur Mining Inc. 144A, 5.13%, 2/15/29 (b)	1,899
1,980,000	Eldorado Gold Corp. 144A, 6.25%, 9/01/29 (b)	1,954
2,500,000	Element Solutions Inc. 144A, 3.88%, 9/01/28 (b)	2,366
2,520,000	Empire Communities Corp. 144A, 9.75%, 5/01/29 (b)	2,462

Principal or Shares	Security Description	Value (000)

1,475,000	EMRLD Borrower LP/Emerald Co.-Issuer Inc. 144A, 6.63%, 12/15/30 (b)	$1,498
2,000,000	FMG Resources August 2006 Pty Ltd. 144A, 4.38%, 4/01/31 (b)	1,812
1,500,000	FMG Resources August 2006 Pty Ltd. 144A, 6.13%, 4/15/32 (b)	1,480
4,450,000	Goat Holdco LLC 144A, 6.75%, 2/01/32 (b)	4,354
3,245,000	JW Aluminum Continuous Cast Co. 144A, 10.25%, 4/01/30 (b)	3,158
3,250,000	Kaiser Aluminum Corp. 144A, 4.50%, 6/01/31 (b)	2,923
2,600,000	KBR Inc. 144A, 4.75%, 9/30/28 (b)	2,467
3,115,000	LGI Homes Inc. 144A, 7.00%, 11/15/32 (b)	2,878
2,275,000	Manitowoc Co. Inc. 144A, 9.25%, 10/01/31 (b)	2,309
1,895,000	MasTec Inc. 144A, 6.63%, 8/15/29 (b)	1,894
4,360,000	Mineral Resources Ltd. 144A, 9.25%, 10/01/28 (b)	4,129
3,800,000	Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC 144A, 6.75%, 4/01/32 (b)	3,805
2,995,000	New Gold Inc. 144A, 6.88%, 4/01/32 (b)	3,066
750,000	NOVA Chemicals Corp. 144A, 4.25%, 5/15/29 (b)(e)	709
2,000,000	Novelis Sheet Ingot GmbH, 3.38%, 4/15/29 EUR (c)(h)	2,156
3,240,000	Olin Corp. 144A, 6.63%, 4/01/33 (b)	3,078
2,210,000	Olympus Water U.S. Holding Corp. 144A, 9.75%, 11/15/28 (b)	2,305
2,800,000	SCIH Salt Holdings Inc. 144A, 4.88%, 5/01/28 (b)	2,685
1,150,000	Standard Building Solutions Inc. 144A, 6.50%, 8/15/32 (b)	1,165
2,500,000	Standard Industries Inc. 144A, 4.38%, 7/15/30 (b)	2,334
1,000,000	Standard Industries Inc. 144A, 4.75%, 1/15/28 (b)	980
3,240,000	TransDigm Inc., 4.88%, 5/01/29	3,131
3,450,000	TransDigm Inc. 144A, 6.00%, 1/15/33 (b)	3,446
750,000	TransDigm Inc. 144A, 6.63%, 3/01/32 (b)	769
600,000	TransDigm Inc. 144A, 6.88%, 12/15/30 (b)	619
2,500,000	TTM Technologies Inc. 144A, 4.00%, 3/01/29 (b)	2,327
2,175,000	Velocity Vehicle Group LLC 144A, 8.00%, 6/01/29 (b)	2,200
3,000,000	Wilsonart LLC 144A, 11.00%, 8/15/32 (b)	2,719
		98,822
Consumer Goods (3%)
3,000,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 4.88%, 2/15/30 (b)	2,902
4,065,000	B&G Foods Inc. 144A, 8.00%, 9/15/28 (b)	4,038
1,500,000	Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC 144A, 4.75%, 1/15/29 (b)	1,444
1,610,000	Fiesta Purchaser Inc. 144A, 7.88%, 3/01/31 (b)	1,689
5,250,000	KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution Inc. 144A, 9.00%, 2/15/29 (b)	5,377
1,800,000	Post Holdings Inc. 144A, 4.50%, 9/15/31 (b)	1,640
900,000	Post Holdings Inc. 144A, 4.63%, 4/15/30 (b)	849
1,000,000	Post Holdings Inc. 144A, 5.50%, 12/15/29 (b)	983
3,250,000	Primo Water Holdings Inc./Triton Water Holdings Inc. 144A, 4.38%, 4/30/29 (b)	3,088

68  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

4,425,000	Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed 144A, 4.63%, 3/01/29 (b)	$4,117
3,580,000	Viking Baked Goods Acquisition Corp. 144A, 8.63%, 11/01/31 (b)	3,410
		29,537
Energy (8%)
2,160,000	AltaGas Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.573%), 7.20%, 10/15/54 (b)(f)	2,115
1,220,000	Aris Water Holdings LLC 144A, 7.25%, 4/01/30 (b)	1,212
1,156,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. 144A, 9.00%, 11/01/27 (b)	1,361
1,675,000	Azule Energy Finance PLC 144A, 8.13%, 1/23/30 (b)	1,615
1,575,610	Borr IHC Ltd./Borr Finance LLC 144A, 10.00%, 11/15/28 (b)	1,356
4,060,000	California Resources Corp. 144A, 8.25%, 6/15/29 (b)	3,877
3,275,000	Frontera Energy Corp. 144A, 7.88%, 6/21/28 (b)	2,149
4,224,000	Global Marine Inc., 7.00%, 6/01/28	3,645
3,587,000	Gran Tierra Energy Inc. 144A, 9.50%, 10/15/29 (b)	2,793
1,430,000	Hilcorp Energy I LP/Hilcorp Finance Co. 144A, 6.88%, 5/15/34 (b)	1,217
3,675,000	Kimmeridge Texas Gas LLC 144A, 8.50%, 2/15/30 (b)	3,533
1,675,000	Long Ridge Energy LLC 144A, 8.75%, 2/15/32 (b)	1,597
3,155,000	Moss Creek Resources Holdings Inc. 144A, 8.25%, 9/01/31 (b)	2,904
3,590,000	Murphy Oil Corp., 6.00%, 10/01/32	3,270
1,925,000	NewCo Holding USD 20 Sarl 144A, 9.38%, 11/07/29 (b)	1,903
1,620,000	Northern Oil & Gas Inc. 144A, 8.13%, 3/01/28 (b)	1,601
1,000,000	Obsidian Energy Ltd., 11.95%, 7/27/27 CAD (c)(h)	745
4,960,000	Oceanica Lux 144A, 13.00%, 10/02/29 (b)	4,457
5,260,000	OHI Group SA 144A, 13.00%, 7/22/29 (b)	5,318
2,740,000	Pattern Energy Operations LP/Pattern Energy Operations Inc. 144A, 4.50%, 8/15/28 (b)	2,606
2,095,000	PBF Holding Co. LLC/PBF Finance Corp. 144A, 7.88%, 9/15/30 (b)	1,726
3,505,000	PBF Holding Co. LLC/PBF Finance Corp. 144A, 9.88%, 3/15/30 (b)	3,089
1,930,000	Surge Energy Inc. 144A, 8.50%, 9/05/29 CAD (b)(c)	1,379
4,220,000	Talos Production Inc. 144A, 9.38%, 2/01/31 (b)	3,973
4,040,000	TerraForm Power Operating LLC 144A, 4.75%, 1/15/30 (b)	3,812
2,275,000	Transocean Inc. 144A, 8.25%, 5/15/29 (b)	1,836
2,500,000	Trident Energy Finance PLC 144A, 12.50%, 11/30/29 (b)	2,370
2,200,000	Valaris Ltd. 144A, 8.38%, 4/30/30 (b)	2,063
2,420,000	W&T Offshore Inc. 144A, 10.75%, 2/01/29 (b)(e)	1,911
2,300,000	Weatherford International Ltd. 144A, 8.63%, 4/30/30 (b)	2,282
1,505,000	Wildfire Intermediate Holdings LLC 144A, 7.50%, 10/15/29 (b)	1,381
		75,096

Principal or Shares	Security Description	Value (000)

Financial (10%)
2,600,000	Aircastle Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.410%), 5.25% (b)(f)(g)	$2,533
4,625,000	Ally Financial Inc. B, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70% (f)(g)	4,264
1,520,000	Bread Financial Holdings Inc. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.300%), 8.38%, 6/15/35 (b)(f)	1,423
3,165,000	Bread Financial Holdings Inc. 144A, 9.75%, 3/15/29 (b)	3,332
3,300,000	Compass Group Diversified Holdings LLC 144A, 5.25%, 4/15/29 (b)	3,117
2,520,000	Encore Capital Group Inc. 144A, 9.25%, 4/01/29 (b)	2,663
1,785,000	Fortress Intermediate 3 Inc. 144A, 7.50%, 6/01/31 (b)	1,827
1,200,000	Freedom Mortgage Holdings LLC 144A, 8.38%, 4/01/32 (b)	1,175
3,100,000	Freedom Mortgage Holdings LLC 144A, 9.13%, 5/15/31 (b)	3,138
4,650,000	Freedom Mortgage Holdings LLC 144A, 9.25%, 2/01/29 (b)	4,741
1,550,000	goeasy Ltd. 144A, 6.88%, 5/15/30 (b)	1,513
1,450,000	goeasy Ltd. 144A, 7.63%, 7/01/29 (b)	1,463
2,000,000	Greystar Real Estate Partners LLC 144A, 7.75%, 9/01/30 (b)	2,102
1,325,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 2/01/29	1,106
2,000,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	1,899
1,830,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26	1,825
1,775,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/29	1,754
900,000	Jane Street Group/JSG Finance Inc. 144A, 4.50%, 11/15/29 (b)	858
3,650,000	Jefferson Capital Holdings LLC 144A, 6.00%, 8/15/26 (b)	3,635
2,250,000	Jefferson Capital Holdings LLC 144A, 8.25%, 5/15/30 (b)	2,265
1,425,000	Jefferson Capital Holdings LLC 144A, 9.50%, 2/15/29 (b)	1,495
3,600,000	Midcap Financial Issuer Trust 144A, 6.50%, 5/01/28 (b)	3,441
2,750,000	Nationstar Mortgage Holdings Inc. 144A, 5.13%, 12/15/30 (b)	2,760
2,700,000	Navient Corp., 5.50%, 3/15/29	2,559
1,000,000	OneMain Finance Corp., 4.00%, 9/15/30	888
1,250,000	OneMain Finance Corp., 5.38%, 11/15/29	1,197
350,000	OneMain Finance Corp., 6.63%, 1/15/28	353
1,000,000	OneMain Finance Corp., 7.13%, 11/15/31	1,005
2,500,000	PennyMac Financial Services Inc. 144A, 4.25%, 2/15/29 (b)	2,336
1,340,000	PennyMac Financial Services Inc. 144A, 6.88%, 2/15/33 (b)	1,340
1,725,000	PennyMac Financial Services Inc. 144A, 7.88%, 12/15/29 (b)	1,800
2,000,000	PRA Group Inc. 144A, 5.00%, 10/01/29 (b)	1,824
3,130,000	PRA Group Inc. 144A, 8.88%, 1/31/30 (b)	3,228
2,000,000	Rfna LP 144A, 7.88%, 2/15/30 (b)	1,970

Semi-Annual   69

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

1,500,000	Rocket Mortgage LLC/Rocket Mortgage Co.- Issuer Inc. 144A, 3.88%, 3/01/31 (b)	$1,357
2,900,000	SLM Corp., 6.50%, 1/31/30	2,996
2,810,000	Synchrony Financial, 7.25%, 2/02/33	2,868
4,455,000	UWM Holdings LLC 144A, 6.63%, 2/01/30 (b)	4,410
		84,460
Healthcare (6%)
1,975,000	1261229 BC Ltd. 144A, 10.00%, 4/15/32 (b)	1,935
4,220,000	Bausch & Lomb Corp. 144A, 8.38%, 10/01/28 (b)	4,389
800,000	Bausch Health Cos. Inc. 144A, 4.88%, 6/01/28 (b)	651
1,720,000	BellRing Brands Inc. 144A, 7.00%, 3/15/30 (b)	1,786
4,280,000	CHS/Community Health Systems Inc. 144A, 5.25%, 5/15/30 (b)	3,656
2,500,000	CHS/Community Health Systems Inc. 144A, 8.00%, 12/15/27 (b)	2,503
2,450,000	CVS Health Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.886%), 7.00%, 3/10/55 (f)	2,484
2,990,000	DaVita Inc. 144A, 3.75%, 2/15/31 (b)	2,631
3,540,000	Fortrea Holdings Inc. 144A, 7.50%, 7/01/30 (b) (e)	3,076
2,135,000	LifePoint Health Inc. 144A, 9.88%, 8/15/30 (b)	2,274
2,175,000	Molina Healthcare Inc. 144A, 3.88%, 11/15/30 (b)	1,962
2,175,000	Molina Healthcare Inc. 144A, 6.25%, 1/15/33 (b)	2,160
3,500,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 2.88%, 4/30/28 EUR (c)(h)	3,785
1,000,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV 144A, 5.13%, 4/30/31 (b)	840
2,395,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV 144A, 7.88%, 5/15/34 (b)	2,209
1,195,000	Owens & Minor Inc. 144A, 10.00%, 4/15/30 (b)	1,235
2,400,000	Prestige Brands Inc. 144A, 3.75%, 4/01/31 (b)	2,169
5,060,000	Prime Healthcare Services Inc. 144A, 9.38%, 9/01/29 (b)	4,829
3,450,000	Star Parent Inc. 144A, 9.00%, 10/01/30 (b)	3,495
3,250,000	Tenet Healthcare Corp., 4.38%, 1/15/30	3,083
3,000,000	Tenet Healthcare Corp., 6.13%, 10/01/28	2,995
		54,147
Insurance (2%)
3,000,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 144A, 6.75%, 10/15/27 (b)	2,982
2,575,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 144A, 7.00%, 1/15/31 (b)	2,616
1,750,000	Assurant Inc., (3 mo. LIBOR USD + 4.135%), 7.00%, 3/27/48 (e)(f)	1,743
5,430,000	Enstar Finance LLC, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.006%), 5.50%, 1/15/42 (f)	5,213
2,410,000	Ryan Specialty LLC 144A, 5.88%, 8/01/32 (b)	2,382
		14,936
Leisure (2%)
1,430,000	Amer Sports Co. 144A, 6.75%, 2/16/31 (b)	1,448
2,070,000	Caesars Entertainment Inc. 144A, 6.00%, 10/15/32 (b)(e)	1,953
2,000,000	Carnival Corp. 144A, 6.00%, 5/01/29 (b)	1,990
2,335,000	Carnival Corp. 144A, 6.13%, 2/15/33 (b)	2,317
1,625,000	Cinemark USA Inc. 144A, 7.00%, 8/01/32 (b)	1,663

Principal or Shares	Security Description	Value (000)

2,500,000	Hilton Domestic Operating Co. Inc. 144A, 5.88%, 3/15/33 (b)	$2,501
2,680,000	MGM Resorts International, 6.50%, 4/15/32 (e)	2,643
1,883,000	Sabre GLBL Inc. 144A, 10.75%, 11/15/29 (b)	1,801
2,775,000	Travel + Leisure Co. 144A, 4.50%, 12/01/29 (b)	2,603
2,025,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 144A, 7.13%, 2/15/31 (b)	2,091
		21,010
Media (7%)
770,000	AMC Networks Inc., 4.25%, 2/15/29	568
2,200,000	AMC Networks Inc. 144A, 10.25%, 1/15/29 (b)	2,264
3,670,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.25%, 2/01/31 (b)	3,319
3,150,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.25%, 1/15/34 (b)	2,656
1,500,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.50%, 8/15/30 (b)	1,394
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/01/32	889
2,000,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.50%, 6/01/33 (b)	1,742
2,750,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.75%, 3/01/30 (b)	2,599
2,000,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.75%, 2/01/32 (b)	1,812
2,550,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.38%, 6/01/29 (b)	2,497
3,190,000	Cogent Communications Group LLC 144A, 7.00%, 6/15/27 (b)	3,208
1,250,000	Directv Financing LLC 144A, 8.88%, 2/01/30 (b)	1,194
790,000	Directv Financing LLC/Directv Financing Co.- Obligor Inc. 144A, 5.88%, 8/15/27 (b)	764
2,150,000	Directv Financing LLC/Directv Financing Co- Obligor Inc. 144A, 10.00%, 2/15/31 (b)	2,038
2,500,000	DISH Network Corp. 144A, 11.75%, 11/15/27 (b)	2,630
4,650,000	EchoStar Corp., 10.75%, 11/30/29	4,923
2,975,000	EquipmentShare.com Inc. 144A, 9.00%, 5/15/28 (b)	3,032
1,110,000	Gray Media Inc. 144A, 10.50%, 7/15/29 (b)	1,141
1,300,000	Match Group Holdings II LLC 144A, 3.63%, 10/01/31 (b)	1,116
1,500,000	Match Group Holdings II LLC 144A, 4.63%, 6/01/28 (b)	1,445
2,740,000	McGraw-Hill Education Inc. 144A, 8.00%, 8/01/29 (b)	2,717
2,240,000	News Corp. 144A, 5.13%, 2/15/32 (b)	2,139
3,870,000	Nexstar Media Inc. 144A, 4.75%, 11/01/28 (b) (e)	3,648
3,540,000	Rakuten Group Inc. 144A, 9.75%, 4/15/29 (b)	3,744
1,000,000	Sinclair Television Group Inc. 144A, 8.13%, 2/15/33 (b)	991
4,500,000	Sirius XM Radio LLC 144A, 3.88%, 9/01/31 (b) (e)	3,865
4,400,000	Univision Communications Inc. 144A, 7.38%, 6/30/30 (b)	4,012
575,000	Virgin Media Secured Finance PLC 144A, 4.50%, 8/15/30 (b)	517
1,500,000	Virgin Media Secured Finance PLC 144A, 5.50%, 5/15/29 (b)	1,446
		64,310

70  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Real Estate (4%)
1,635,000	Blackstone Mortgage Trust Inc. 144A, 7.75%, 12/01/29 (b)	$1,700
2,515,000	Brandywine Operating Partnership LP, 8.88%, 4/12/29	2,640
4,000,000	Iron Mountain Inc. 144A, 4.88%, 9/15/29 (b)	3,857
1,500,000	Iron Mountain Inc. 144A, 5.25%, 3/15/28 (b)	1,478
1,840,000	Iron Mountain Inc. 144A, 6.25%, 1/15/33 (b)	1,838
1,000,000	Kennedy-Wilson Inc., 4.75%, 3/01/29	902
2,500,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 144A, 4.75%, 6/15/29 (b)	2,395
4,000,000	MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 8/01/29	3,051
3,120,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer 144A, 7.00%, 2/01/30 (b)	3,126
2,500,000	Piedmont Operating Partnership LP, 9.25%, 7/20/28	2,709
2,000,000	Service Properties Trust, 5.50%, 12/15/27	1,907
1,150,000	Service Properties Trust, 8.88%, 6/15/32	1,113
2,260,000	Starwood Property Trust Inc. 144A, 6.50%, 7/01/30 (b)	2,275
2,250,000	Uniti Group LP/Uniti Group Finance 2019 Inc./ CSL Capital LLC 144A, 4.75%, 4/15/28 (b)	2,155
1,368,000	Uniti Group LP/Uniti Group Finance 2019 Inc./ CSL Capital LLC 144A, 10.50%, 2/15/28 (b)	1,454
2,750,000	XHR LP 144A, 4.88%, 6/01/29 (b)	2,588
2,860,000	XHR LP 144A, 6.63%, 5/15/30 (b)	2,821
		38,009
Retail (7%)
2,850,000	1011778 BC ULC/New Red Finance Inc. 144A, 4.00%, 10/15/30 (b)	2,597
2,000,000	1011778 BC ULC/New Red Finance Inc. 144A, 5.63%, 9/15/29 (b)	1,996
2,100,000	Arko Corp. 144A, 5.13%, 11/15/29 (b)(e)	1,684
2,000,000	Asbury Automotive Group Inc. 144A, 4.63%, 11/15/29 (b)	1,883
2,750,000	Asbury Automotive Group Inc. 144A, 5.00%, 2/15/32 (b)	2,509
1,000,000	Bath & Body Works Inc. 144A, 6.63%, 10/01/30 (b)	1,019
2,500,000	Bath & Body Works Inc., 6.88%, 11/01/35	2,505
2,230,000	Cougar JV Subsidiary LLC 144A, 8.00%, 5/15/32 (b)	2,315
2,435,000	Dealer Tire LLC/DT Issuer LLC 144A, 8.00%, 2/01/28 (b)	2,365
4,196,000	Evergreen Acqco 1 LP/TVI Inc. 144A, 9.75%, 4/26/28 (b)	4,337
2,650,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc. 144A, 6.75%, 1/15/30 (b)	2,321
2,000,000	FirstCash Inc. 144A, 4.63%, 9/01/28 (b)	1,941
1,750,000	FirstCash Inc. 144A, 5.63%, 1/01/30 (b)	1,722
2,740,000	Group 1 Automotive Inc. 144A, 4.00%, 8/15/28 (b)	2,607
4,185,000	Hanesbrands Inc. 144A, 9.00%, 2/15/31 (b)(e)	4,341
1,820,000	LCM Investments Holdings II LLC 144A, 8.25%, 8/01/31 (b)	1,905
525,000	Macy’s Retail Holdings LLC, 4.30%, 2/15/43	316
1,450,000	Macy’s Retail Holdings LLC 144A, 5.88%, 3/15/30 (b)	1,352
515,000	Nordstrom Inc., 5.00%, 1/15/44	366

Principal or Shares	Security Description	Value (000)

1,815,000	PetSmart Inc./PetSmart Finance Corp. 144A, 4.75%, 2/15/28 (b)	$1,737
1,400,000	QVC Inc. 144A, 6.88%, 4/15/29 (b)	931
3,235,000	Saks Global Enterprises LLC 144A, 11.00%, 12/15/29 (b)	1,966
3,000,000	Sally Holdings LLC/Sally Capital Inc., 6.75%, 3/01/32 (e)	3,026
2,800,000	Sonic Automotive Inc. 144A, 4.88%, 11/15/31 (b)	2,559
4,625,000	Veritiv Operating Co. 144A, 10.50%, 11/30/30 (b)	4,837
3,480,000	Victra Holdings LLC/Victra Finance Corp. 144A, 8.75%, 9/15/29 (b)	3,537
750,000	Walgreens Boots Alliance Inc., 4.10%, 4/15/50 (e)	656
750,000	Walgreens Boots Alliance Inc., 4.80%, 11/18/44	693
		60,023
Service (4%)
2,150,000	ADT Security Corp. 144A, 4.13%, 8/01/29 (b)	2,032
2,125,000	Albion Financing 1 Sarl/Aggreko Holdings Inc. 144A, 6.13%, 10/15/26 (b)	2,119
2,790,000	Alta Equipment Group Inc. 144A, 9.00%, 6/01/29 (b)(e)	2,352
2,000,000	Avis Budget Car Rental LLC/Avis Budget Finance Inc. 144A, 8.00%, 2/15/31 (b)(e)	1,989
1,525,000	Avis Budget Car Rental LLC/Avis Budget Finance Inc. 144A, 8.25%, 1/15/30 (b)(e)	1,523
2,410,000	Carriage Services Inc. 144A, 4.25%, 5/15/29 (b)	2,218
2,795,000	Cimpress PLC 144A, 7.38%, 9/15/32 (b)	2,554
4,450,000	Deluxe Corp. 144A, 8.13%, 9/15/29 (b)	4,461
2,000,000	Madison IAQ LLC 144A, 5.88%, 6/30/29 (b)	1,894
2,350,000	Neptune Bidco U.S. Inc. 144A, 9.29%, 4/15/29 (b)	2,094
2,300,000	Prime Security Services Borrower LLC/Prime Finance Inc. 144A, 6.25%, 1/15/28 (b)	2,301
2,855,000	PROG Holdings Inc. 144A, 6.00%, 11/15/29 (b)	2,635
2,370,000	Reworld Holding Corp. 144A, 4.88%, 12/01/29 (b)	2,217
2,000,000	United Rentals North America Inc., 3.88%, 2/15/31	1,828
1,145,000	Williams Scotsman Inc. 144A, 6.63%, 6/15/29 (b)	1,161
		33,378
Technology (2%)
2,320,000	Cloud Software Group Inc. 144A, 8.25%, 6/30/32 (b)	2,422
750,000	Cloud Software Group Inc. 144A, 9.00%, 9/30/29 (b)	756
2,750,000	Consensus Cloud Solutions Inc. 144A, 6.50%, 10/15/28 (b)	2,701
2,600,000	Diebold Nixdorf Inc. 144A, 7.75%, 3/31/30 (b)	2,714
3,185,000	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl 144A, 8.75%, 5/01/29 (b)	3,096
1,500,000	Rocket Software Inc. 144A, 9.00%, 11/28/28 (b)	1,547
2,540,000	Western Digital Corp., 2.85%, 2/01/29	2,320
1,880,000	Xerox Holdings Corp. 144A, 5.50%, 8/15/28 (b)	1,209
3,960,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 144A, 3.88%, 2/01/29 (b)	3,643
		20,408
Telecommunication (4%)
2,240,000	Advantage Sales & Marketing Inc. 144A, 6.50%, 11/15/28 (b)	1,806

Semi-Annual   71

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

1,500,000	Altice France SA 144A, 5.13%, 7/15/29 (b)	$1,226
2,950,000	C&W Senior Finance Ltd. 144A, 9.00%, 1/15/33 (b)	2,962
2,010,000	CommScope LLC 144A, 4.75%, 9/01/29 (b)	1,777
2,568,000	Fibercop SpA 2033 144A, 6.38%, 11/15/33 (b)	2,463
2,500,000	Frontier Communications Holdings LLC 144A, 5.88%, 10/15/27 (b)	2,499
2,500,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc. 144A, 3.50%, 3/01/29 (b)	2,332
700,000	Level 3 Financing Inc. 144A, 10.50%, 4/15/29 (b)	779
1,650,000	Level 3 Financing Inc. 144A, 10.50%, 5/15/30 (b)	1,792
1,510,000	Millicom International Cellular SA 144A, 4.50%, 4/27/31 (b)	1,346
2,565,000	Rogers Communications Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.653%), 7.00%, 4/15/55 (f)	2,586
3,070,000	Sable International Finance Ltd. 144A, 7.13%, 10/15/32 (b)	3,021
4,675,000	Stagwell Global LLC 144A, 5.63%, 8/15/29 (b)	4,417
432,000	Telecom Italia Capital SA, 6.38%, 11/15/33	432
3,270,000	Vmed O2 UK Financing I PLC 144A, 4.25%, 1/31/31 (b)	2,857
2,230,000	Zegona Finance PLC 144A, 8.63%, 7/15/29 (b)	2,378
		34,673
Transportation (2%)
760,000	American Airlines Inc. 144A, 7.25%, 2/15/28 (b)(e)	751
2,475,000	American Airlines Inc. 144A, 8.50%, 5/15/29 (b)(e)	2,524
3,000,000	American Airlines Inc./AAdvantage Loyalty IP Ltd. 144A, 5.75%, 4/20/29 (b)	2,913
830,000	First Student Bidco Inc./First Transit Parent Inc. 144A, 4.00%, 7/31/29 (b)	768
1,850,000	Fortress Transportation and Infrastructure Investors LLC 144A, 5.50%, 5/01/28 (b)	1,819
2,075,000	Fortress Transportation and Infrastructure Investors LLC 144A, 7.00%, 6/15/32 (b)	2,105
1,500,000	Fortress Transportation and Infrastructure Investors LLC 144A, 7.88%, 12/01/30 (b)	1,570
1,250,000	JetBlue Airways Corp./JetBlue Loyalty LP 144A, 9.88%, 9/20/31 (b)	1,152
1,500,000	United Airlines Inc. 144A, 4.63%, 4/15/29 (b)	1,411
2,635,000	XPO Inc. 144A, 7.13%, 2/01/32 (b)	2,702
		17,715
Utility (5%)
2,100,000	Alpha Generation LLC 144A, 6.75%, 10/15/32 (b)	2,142
3,760,000	California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 144A, 6.38%, 2/15/32 (b)	3,697
500,000	Calpine Corp. 144A, 4.50%, 2/15/28 (b)	489
1,750,000	Calpine Corp. 144A, 4.63%, 2/01/29 (b)	1,694
1,000,000	Calpine Corp. 144A, 5.13%, 3/15/28 (b)	991
2,500,000	Clearway Energy Operating LLC 144A, 4.75%, 3/15/28 (b)	2,446
3,000,000	Energizer Gamma Acquisition BV, 3.50%, 6/30/29 EUR (c)(h)	3,183

Principal or Shares	Security Description	Value (000)

2,750,000	Evergy Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.558%), 6.65%, 6/01/55 (f)	$2,680
2,870,000	Hess Midstream Operations LP 144A, 5.88%, 3/01/28 (b)	2,878
2,700,000	Lightning Power LLC 144A, 7.25%, 8/15/32 (b)	2,800
2,500,000	NRG Energy Inc. 144A, 3.38%, 2/15/29 (b)	2,320
1,880,000	NRG Energy Inc. 144A, 6.25%, 11/01/34 (b)	1,879
1,500,000	PG&E Corp., 5.00%, 7/01/28	1,464
2,265,000	Talen Energy Supply LLC 144A, 8.63%, 6/01/30 (b)	2,421
2,060,000	TransMontaigne Partners LLC 144A, 8.50%, 6/15/30 (b)	2,076
3,600,000	Venture Global LNG Inc. 144A, 9.50%, 2/01/29 (b)	3,733
1,450,000	Venture Global LNG Inc. 144A, 9.88%, 2/01/32 (b)	1,473
2,250,000	Vistra Operations Co. LLC 144A, 7.75%, 10/15/31 (b)	2,381
2,780,000	XPLR Infrastructure Operating Partners LP 144A, 8.38%, 1/15/31 (b)(e)	2,793
		43,540
Total Corporate Bond (Cost - $770,098)		754,694
Mortgage Backed (1%)
4,100,000	Connecticut Avenue Securities Trust 2019-HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.364%), 13.72%, 11/25/39 (b)(f)	4,433
1,784,253	STACR Trust 2018-HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 11.864%), 16.22%, 5/25/43 (b)(f)	2,135
1,550,000	STACR Trust 2018-HRP2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 14.97%, 2/25/47 (b)(f)	1,906
Total Mortgage Backed (Cost - $7,434)		8,474
Investment Company (11%)
99,737,170	Payden Cash Reserves Money Market Fund * (Cost - $99,737)	99,737

Total Investments (Cost - $941,635) (104%)		924,352
Liabilities in excess of Other Assets (-4%)		(33,429)
Net Assets (100%)		$890,923

*	Affiliated investment.
(a)	Yield to maturity at time of purchase.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(e)

All or a portion of these securities are on loan. At April 30, 2025, the total market value of the Fund’s securities on loan is $37,669 and the total market value of the collateral held by the Fund is $39,458. Amounts in 000s.

(f)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025.
(g)	Perpetual security with no stated maturity date.
(h)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

72  Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)		Counterparty	Settlement Date	Unrealized Depreciation (000s)
Liabilities:
USD 5,471	CAD	7,868	State Street Bank & Trust Co.	06/18/2025	$(251)
USD 11,917	EUR	10,921	State Street Bank & Trust Co.	06/18/2025	(493)

Net Unrealized Depreciation					$(744)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (000s)
Long Contracts:
U.S. Treasury 10-Year Note Future	285	Jun-25	$31,982	$718	$718

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
4-Year Interest Rate Swap, Pay Fixed 2.630% Annually, Receive Variable 2.517% (ESTRON) Annually	02/01/2026	EUR 1,000	$(8)	$—	$(8)
4-Year SOFR Swap, Receive Fixed 4.230% Annually, Pay Variable 4.362% (SOFRRATE) Annually	02/01/2026	USD 1,030	2	1	1
6-Year Interest Rate Swap, Pay Fixed 2.650% Annually, Receive Variable 3.269% (ESTRON) Annually	04/30/2028	EUR 3,500	(82)	3	(85)
6-Year SOFR Swap, Receive Fixed 3.970% Annually, Pay Variable 4.938% (SOFRRATE) Annually	04/30/2028	USD 3,630	32	2	30

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually, Receive Variable 2.263% (ESTRON) Annually	04/15/2029	EUR 2,000	(73)	—	(73)
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually, Receive Variable 3.132% (ESTRON) Annually	06/30/2029	EUR 3,000	(98)	3	(101)
7-Year SOFR Swap, Receive Fixed 3.890% Annually, Pay Variable 4.816% (SOFRRATE) Annually	06/30/2029	USD 3,130	43	2	41
7-Year SOFR Swap, Receive Fixed 3.900% Annually, Pay Variable 4.331% (SOFRRATE) Annually	04/15/2029	USD 2,080	44	1	43

			$(140)	$12	$(152)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$37,669
Non-cash Collateral[2]	(37,669)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Semi-Annual   73

Payden California Municipal Income Social Impact Fund

Schedule of Investments - April 30, 2025 (Unaudited)

Principal or Shares	Security Description	Value (000)

General Obligation (62%)
645,000	Abag Finance Authority for Nonprofit Corps A, 5.00%, 9/02/26	$646
100,000	Alameda Community Improvement Commission Successor Agency A, 5.00%, 9/01/28 BAM (a)	100
250,000	Alameda Community Improvement Commission Successor Agency A, 5.00%, 9/01/32 BAM (a)	250
1,500,000	Antelope Valley Community College District, 5.00%, 8/01/44	1,520
300,000	Brentwood Infrastructure Financing Authority, 4.00%, 10/01/36	302
2,190,000	California Community Choice Financing Authority, 5.00%, 7/01/53 (b)	2,271
560,000	California Community Choice Financing Authority 1, 5.00%, 2/01/54 (b)	585
3,500,000	California Community Choice Financing Authority B, 5.00%, 1/01/55 (b)	3,601
1,350,000	California Community Choice Financing Authority F, 5.00%, 2/01/55 (b)	1,428
1,900,000	California Community Choice Financing Authority E, 5.00%, 2/01/55 (b)	1,996
645,000	California Community Choice Financing Authority H, 5.00%, 1/01/56 (b)	689
1,590,000	California Community Choice Financing Authority, 5.50%, 10/01/54 (b)	1,713
375,000	California Earthquake Authority A, 5.60%, 7/01/27	379
1,000,000	California Infrastructure & Economic Development Bank A, 3.25%, 8/01/29	994
1,150,000	California State Public Works Board C, 5.00%, 9/01/26	1,186
1,000,000	California State Public Works Board A, 5.00%, 4/01/34	1,129
1,700,000	California State Public Works Board B2, 7.80%, 3/01/35	1,933
1,460,000	California State Public Works Board G2, 8.36%, 10/01/34	1,729
1,580,000	City & County of San Francisco CA C, 3.00%, 6/15/33	1,481
1,000,000	City of Los Angeles CA, 5.00%, 6/26/25	1,002
130,000	Coronado Community Development Agency Successor Agency A, 5.00%, 9/01/33	131
1,000,000	County of Santa Barbara CA B, AMT, 5.00%, 12/01/36	1,025
835,000	El Rancho Unified School District, 3.29%, 8/01/28 (c)	743
1,125,000	Fontana Unified School District, 3.00%, 8/01/40 BAM-TCRS (a)	926
1,025,000	Grossmont Union High School District, 4.00%, 8/01/33	1,026
850,000	Hartnell Community College District A, 0.06%, 8/01/36 (c)	503
1,095,000	Hartnell Community College District B, 3.00%, 8/01/45	859
2,000,000	Inglewood Unified School District B, 5.50%, 8/01/43	2,205
1,000,000	Jefferson Union High School District B, 5.00%, 8/01/44	1,058
500,000	Los Angeles County Public Works Financing Authority B, 5.00%, 12/01/31	505
8,925,000	Los Angeles County Public Works Financing Authority D, 5.00%, 12/01/45	8,959

Principal or Shares	Security Description	Value (000)

1,790,000	Los Angeles County Public Works Financing Authority, 7.49%, 8/01/33	$1,980
1,050,000	Los Angeles Unified School District A, 5.00%, 7/01/32	1,173
2,415,000	Los Angeles Unified School District 1, 5.00%, 7/01/40	2,639
1,000,000	Los Angeles Unified School District, 5.00%, 7/01/43	1,062
1,685,000	Los Angeles Unified School District 1, 5.00%, 7/01/49	1,762
2,000,000	Los Angeles Unified School District QRR, 5.25%, 7/01/47	2,112
4,975,000	Los Angeles Unified School District, 5.25%, 7/01/48	5,315
500,000	Municipal Improvement Corp. of Los Angeles B, 5.00%, 11/01/31	512
1,360,000	National School District C, 5.00%, 8/01/46	1,426
1,000,000	Palo Alto Unified School District, 3.25%, 8/01/42	882
1,275,000	Panama-Buena Vista Union School District, 3.00%, 8/01/35	1,232
1,500,000	Peralta Community College District D, 4.00%, 8/01/39	1,504
1,000,000	Peralta Community College District 1, 5.00%, 8/01/45	1,068
4,685,000	Sacramento Area Flood Control Agency, 5.00%, 10/01/47	4,718
3,075,000	San Bernardino Community College District B, 5.00%, 8/01/42	3,265
550,000	San Diego Public Facilities Financing Authority B, 5.00%, 10/15/32	554
1,500,000	San Diego Unified School District 5C, 5.00%, 7/01/39	1,663
1,400,000	San Diego Unified School District F2, 5.00%, 7/01/42	1,487
725,000	San Francisco City & County Redevelopment Agency Successor Agency B, 5.00%, 8/01/40 AGC (a)	783
1,050,000	San Francisco City & County Redevelopment Agency Successor Agency B, 5.00%, 8/01/43 AGC (a)	1,117
2,590,000	San Joaquin Valley Clean Energy Authority A, 5.50%, 1/01/56 (b)	2,835
1,810,000	Saugus Union School District School Facilities Improvement District No 2014-1 C, 3.00%, 8/01/37	1,578
200,000	Simi Valley Public Financing Authority A, 5.00%, 10/01/29	200
2,560,000	Southwestern Community College District D, 3.00%, 8/01/41	2,136
1,500,000	State Center Community College District B, 3.00%, 8/01/39	1,301
3,250,000	State of California 3, 3.00%, 5/01/48 (b)	3,250
1,850,000	State of California, 4.00%, 8/01/34	1,942
1,000,000	State of California CU, 4.85%, 12/01/46	1,033
1,330,000	State of California, 5.00%, 3/01/30	1,442
2,740,000	State of California, 5.00%, 3/01/31	3,008
1,725,000	State of California, 5.00%, 3/01/32	1,912
435,000	State of California, 5.00%, 3/01/45	435
3,700,000	State of California, 5.00%, 8/01/46	3,731
1,400,000	State of California, 5.00%, 10/01/47	1,407
45,000	Temecula Valley Unified School District D, 3.00%, 8/01/44	34

74  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

350,000	Union City Community Redevelopment Agency Successor Agency A, 5.00%, 10/01/35	$352
1,575,000	West Sonoma County Union High School District D, 5.00%, 8/01/50	1,630
Total General Obligation (Cost - $107,562)		107,354
Mortgage Backed (1%)
1,859,582	Freddie Mac Multifamily ML Certificates 2023- ML16, 2.75%, 11/25/35	1,680
Revenue (37%)
Airport/Port (3%)
1,200,000	City of Los Angeles Department of Airports B, AMT, 5.00%, 5/15/33	1,233
1,375,000	City of Los Angeles Department of Airports D, 5.00%, 5/15/45	1,453
2,000,000	City of Los Angeles Department of Airports, AMT, 5.50%, 5/15/38	2,139
400,000	City of Palm Springs CA Passenger Facility Charge Revenue, AMT, 5.00%, 6/01/26 BAM (a)	400
		5,225
Education (6%)
1,000,000	California Educational Facilities Authority A, 5.25%, 10/01/44	1,016
1,875,000	California School Cash Reserve Program Authority A, 5.00%, 6/30/25	1,881
750,000	California State University B3, 3.13%, 11/01/51 (b)	746
1,080,000	Modesto Elementary School District A, 5.00%, 8/01/45	1,139
1,000,000	Modesto High School District B, 5.00%, 8/01/45	1,065
235,000	Oxnard School District, 5.00%, 8/01/45 BAM (a) (b)	236
1,540,000	Redwoods Community College District, 5.00%, 8/01/44 BAM (a)	1,633
1,310,000	University of California CA, 5.00%, 5/15/40	1,432
1,200,000	University of California BS, 5.00%, 5/15/42	1,287
		10,435
Facility (1%)
1,035,000	Abag Finance Authority for Nonprofit Corps., 4.50%, 12/01/30 (b)	1,035
Healthcare (5%)
710,000	California Health Facilities Financing Authority A, 5.00%, 11/15/27	711
500,000	California Health Facilities Financing Authority, 5.00%, 2/01/31	516
440,000	California Health Facilities Financing Authority A, 5.00%, 8/15/32	449
1,000,000	California Health Facilities Financing Authority A, 5.00%, 11/15/32	1,002
1,015,000	California Health Facilities Financing Authority, 5.00%, 10/01/39 (b)	1,046
705,000	California Health Facilities Financing Authority, 5.00%, 11/15/49	706
2,450,000	California Health Facilities Financing Authority A, 5.25%, 12/01/42	2,516
750,000	California Municipal Finance Authority A, AMT, 4.38%, 9/01/53 (b)	751
325,000	California Municipal Finance Authority B, 5.00%, 5/15/37 (a)	332
		8,029

Principal or Shares	Security Description	Value (000)

Housing (10%)
2,951,804	California Housing Finance Agency K, 3.75%, 12/01/33 (a)	$2,893
760,733	California Housing Finance Agency 2021, 3.75%, 3/25/35 (a)	739
1,360,000	California Housing Finance Agency V, 5.00%, 5/01/54 (b)	1,382
2,390,000	California Housing Finance Agency A, 6.25%, 8/01/55 (a)	2,538
2,456,049	California Municipal Finance Authority A, 2.65%, 3/01/40 (a)	1,871
520,000	California Municipal Finance Authority 1, 5.00%, 6/01/56 (b)	541
967,693	California Statewide Communities Development Authority C, 2.00%, 7/01/38 (a)	693
1,000,000	California Statewide Communities Development Authority, 5.00%, 11/01/39 (a)	1,093
3,223,305	City & County of San Francisco CA J, 2.55%, 7/01/39 (a)	2,561
2,488,217	Freddie Mac Multifamily ML Certificates, 2.25%, 9/25/37	2,083
1,900,000	Sacramento County Housing Authority D, 3.68%, 5/15/31 (b)	1,900
		18,294
Industrial Development/Pollution Control (2%)
2,500,000	California Infrastructure & Economic Development Bank A, AMT 144A, 9.50%, 1/01/65 (b)(d)	2,409
710,000	Golden State Tobacco Securitization Corp., B, 3.00%, 6/01/46 (a)	622
		3,031
Power (0%)
820,000	Sacramento Municipal Utility District D, 5.00%, 8/15/49 (b)	877
Transportation (4%)
900,000	Bay Area Toll Authority, 4.00%, 4/01/37	903
1,000,000	Port of Los Angeles B1, 5.00%, 8/01/41	1,100
4,590,000	San Diego County Regional Transportation Commission A, 5.00%, 4/01/48	4,619
		6,622
Water & Sewer (6%)
2,700,000	City of Modesto CA Water Revenue A, 3.15%, 10/01/36 AGM (a)(b)	2,700
1,000,000	City of San Francisco CA Public Utilities Commission Water Revenue A, 5.00%, 11/01/30	1,106
2,000,000	Metropolitan Water District of Southern California 3, 5.00%, 7/01/37 (b)	2,195
1,450,000	Rancho Water District Financing Authority A, 3.00%, 8/01/40	1,271
2,470,000	San Diego Public Facilities Financing Authority A, 5.00%, 10/15/44	2,477
100,000	San Diego Public Facilities Financing Authority Water Revenue A, 5.00%, 8/01/32	102
		9,851
Total Revenue (Cost - $63,800)		63,399

Semi-Annual   75

Payden California Municipal Income Social Impact Fund continued

Principal or Shares	Security Description	Value (000)

Investment Company (4%)
7,455,513	Payden Cash Reserves Money Market Fund* (Cost $7,456)	$7,456
Total Investments (Cost - $180,480) (104%)		179,889
Liabilities in excess of Other Assets (-4%)		(6,342)
Net Assets (100%)		$173,547

*	Affiliated investment.
(a)	Payment of principal and/or interest is insured against default by a monoline insurer.
(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025.
(c)	Yield to maturity at time of purchase.
(d)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	43	Jun-25	$8,950	$84	$84
Short Contracts:
U.S. Ultra Bond Future	6	Jun-25	(726)	(16)	(16)

Total Futures					$68

See notes to financial statements.

76  Payden Mutual Funds

Payden Global Low Duration Fund

Schedule of Investments - April 30, 2025 (Unaudited)

Principal or Shares	Security Description	Value (000)

Bond (99%)
Canada (USD) (11%)
230,000	Bank of Nova Scotia, (U.S. Secured Overnight Financing Rate + 1.000%), 4.40%, 9/08/28 (a) (b)	$230
195,000	Bank of Nova Scotia, (U.S. Secured Overnight Financing Rate + 0.890%), 4.93%, 2/14/29 (b)	197
700,000	Canadian Imperial Bank of Commerce 144A, 4.41%, 6/08/28 (a)(c)	710
225,000	Canadian Imperial Bank of Commerce, 5.24%, 6/28/27	229
500,000	CDP Financial Inc. 144A, (Secured Overnight Financing Rate + 0.500%), 4.88%, 5/05/28 (b) (c)	501
300,000	CPPIB Capital Inc. 144A, 3.75%, 10/08/27 (a) (c)	300
750,000	Export Development Canada, 3.38%, 8/26/25	748
250,000	National Bank of Canada, (U.S. Secured Overnight Financing Rate + 1.036%), 5.60%, 7/02/27 (b)	253
300,000	OMERS Finance Trust, 4.00%, 4/20/28 (d)	301
300,000	Ontario Teachers’ Finance Trust 144A, 4.25%, 4/25/28 (c)	303
300,000	Province of British Columbia Canada, 4.70%, 1/24/28	307
500,000	PSP Capital Inc. 144A, 3.50%, 6/29/27 (c)	497
235,000	Rogers Communications Inc., 3.20%, 3/15/27	230
		4,806
Cayman Islands (USD) (4%)
250,000	ARES Loan Funding III Ltd. 2022-ALF3A, (3 mo. Term Secured Overnight Financing Rate + 1.270%), 5.55%, 7/25/36 (b)(c)	249
250,000	BDS Ltd. 2021-FL9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.814%), 6.13%, 11/16/38 (b)(c)	250
162,568	Greystone CRE Notes Ltd. 2021-HC2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.914%), 6.24%, 12/15/39 (b)(c)	163
330,572	LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.414%), 5.74%, 7/15/36 (b)(c)	329
213,649	Palmer Square Loan Funding Ltd. 2024- 1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 5.31%, 10/15/32 (b)(c)	213
250,000	Suci Second Investment Co., 6.00%, 10/25/28 (d)	260
45,000	Transocean Inc. 144A, 8.25%, 5/15/29 (c)	36
		1,500
Chile (USD) (0%)
250,000	Chile Government International Bond, 2.75%, 1/31/27	243
Denmark (USD) (1%)
235,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.730%), 1.55%, 9/10/27 (b)(c)	226

Principal or Shares	Security Description	Value (000)

210,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.750%), 4.30%, 4/01/28 (b)(c)	$209
		435
France (USD) (5%)
200,000	Banque Federative du Credit Mutuel SA 144A, 5.09%, 1/23/27 (c)	202
215,000	BNP Paribas SA 144A, (U.S. Secured Overnight Financing Rate + 1.450%), 4.79%, 5/09/29 (b)(c)	215
250,000	BPCE SA 144A, 5.20%, 1/18/27 (c)	254
395,000	BPCE SA 144A, (U.S. Secured Overnight Financing Rate + 2.100%), 5.98%, 1/18/27 (b) (c)	398
300,000	Caisse d’Amortissement de la Dette Sociale 144A, 3.75%, 9/12/27 (c)	300
400,000	Caisse d’Amortissement de la Dette Sociale 144A, 4.25%, 1/24/27 (c)	403
350,000	Credit Agricole SA 144A, 5.59%, 7/05/26 (a)(c)	355
		2,127
Ireland (USD) (1%)
165,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 4/01/28	166
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 1/15/27	153
200,000	Icon Investments Six DAC, 5.81%, 5/08/27	204
		523
Jersey (USD) (2%)
500,000	Dryden CLO Ltd. 2022-113A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 5.51%, 10/15/37 (b)(c)	497
250,000	Neuberger Berman Loan Advisers CLO Ltd. 2022-51A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.280%), 5.56%, 10/23/36 (b)(c)	249
		746
Luxembourg (USD) (1%)
200,000	ArcelorMittal SA, 6.55%, 11/29/27	208
Netherlands (USD) (2%)
200,000	ABN AMRO Bank NV 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.650%), 6.34%, 9/18/27 (b)(c)	205
300,000	BNG Bank NV, 3.63%, 10/01/26 (d)	299
200,000	Enel Finance International NV 144A, 5.13%, 6/26/29 (c)	203
		707
Norway (USD) (1%)
210,000	DNB Bank ASA 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.680%), 1.61%, 3/30/28 (b)(c)	199
200,000	DNB Bank ASA 144A, (Secured Overnight Financing Rate + 1.950%), 5.90%, 10/09/26 (b)(c)	201
200,000	Var Energi ASA 144A, 7.50%, 1/15/28 (c)	211
		611

Semi-Annual   77

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

Panama (USD) (1%)
35,000	Carnival Corp. 144A, 5.75%, 3/15/30 (c)	$35
225,000	Intercorp Financial Services Inc. 144A, 4.13%, 10/19/27 (c)	218
		253
Poland (USD) (1%)
250,000	Bank Gospodarstwa Krajowego, 6.25%, 10/31/28 (d)	263
Qatar (USD) (1%)
250,000	QatarEnergy, 1.38%, 9/12/26 (d)	240
Saudi Arabia (USD) (0%)
250,000	Saudi Government International Bond, 2.90%, 10/22/25 (d)	248
Spain (USD) (0%)
200,000	Banco Santander SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.950%), 5.37%, 7/15/28 (b)	204
Supranational (USD) (2%)
350,000	Asian Development Bank, (Secured Overnight Financing Rate + 0.300%), 4.67%, 6/20/28 (b)	350
250,000	Asian Development Bank, 4.75%, 2/12/30	251
220,000	International Bank for Reconstruction & Development Series GDIF, 4.75%, 7/30/29	221
		822
Sweden (USD) (2%)
220,000	Kommuninvest I Sverige AB 144A, 4.25%, 12/10/25 (c)	220
500,000	Svensk Exportkredit AB, 4.00%, 7/15/25	499
		719
Switzerland (USD) (1%)
250,000	UBS AG, (U.S. Secured Overnight Financing Rate + 0.720%), 4.86%, 1/10/28 (b)	252
200,000	UBS Group AG 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.600%), 6.33%, 12/22/27 (a)(b)(c)	205
		457
United Arab Emirates (USD) (1%)
250,000	MDGH GMTN RSC Ltd., 3.00%, 3/28/27 (d)	243
United Kingdom (USD) (1%)
200,000	BAE Systems PLC 144A, 5.00%, 3/26/27 (c)	203
200,000	NatWest Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.350%), 5.85%, 3/02/27 (b)	202
50,000	Rio Tinto Finance USA PLC, 4.50%, 3/14/28 (a)	50
		455
United States (USD) (61%)
35,000	AAR Escrow Issuer LLC 144A, 6.75%, 3/15/29 (c)	36
235,000	Air Lease Corp., 2.20%, 1/15/27 (a)	226
75,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.25%, 3/15/26 (c)	74
60,000	Alliant Energy Finance LLC 144A, 5.40%, 6/06/27 (c)	61
70,000	Allison Transmission Inc. 144A, 4.75%, 10/01/27 (c)	69
70,000	Ally Financial Inc., 5.75%, 11/20/25	70

Principal or Shares	Security Description	Value (000)

125,000	American Express Co., (U.S. Secured Overnight Financing Rate + 1.260%), 4.73%, 4/25/29 (b)	$126
115,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A, 5.75%, 3/01/27 (c)	115
240,000	Athene Global Funding 144A, 5.52%, 3/25/27 (c)	244
45,000	Aviation Capital Group LLC 144A, 4.75%, 4/14/27 (c)	45
35,000	Axon Enterprise Inc. 144A, 6.13%, 3/15/30 (c)	36
14,040,221	Benchmark Mortgage Trust 2018-B6, 0.55%, 10/10/51 (e)	126
130,000	Blue Owl Capital Corp., 3.75%, 7/22/25	130
85,000	Blue Owl Technology Finance Corp. 144A, 3.75%, 6/17/26 (c)	83
35,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. 144A, 7.00%, 7/15/29 (c)	36
90,000	Boeing Co., 6.26%, 5/01/27	93
199,950	BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 2.259%), 6.58%, 9/15/35 (b)(c)	200
291,603	BX Commercial Mortgage Trust 2024- XL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.442%), 5.76%, 2/15/39 (b) (c)	292
216,176	BX Commercial Mortgage Trust 2024- XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.691%), 6.01%, 3/15/41 (b) (c)	216
200,000	BX Trust 2021-ARIA 144A, (1 mo. Term Secured Overnight Financing Rate + 1.014%), 5.34%, 10/15/36 (b)(c)	199
200,000	BX Trust 2024-BIO 144A, (1 mo. Term Secured Overnight Financing Rate + 1.642%), 5.96%, 2/15/41 (b)(c)	199
169,057	BX Trust 2024-CNYN 144A, (1 mo. Term Secured Overnight Financing Rate + 1.692%), 6.01%, 4/15/41 (b)(c)	168
250,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 1.893%), 6.21%, 3/15/42 (b)(c)	248
200,000	BX Trust 2024-VLT4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.941%), 6.26%, 7/15/29 (b)(c)	198
2,763,634	Cantor Commercial Real Estate Lending 2019- CF1, 1.27%, 5/15/52 (e)	88
75,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.440%), 7.15%, 10/29/27 (b)	78
100,000	CarMax Auto Owner Trust 2024-4, 5.36%, 8/15/31	101
150,000	CarMax Auto Owner Trust 2024-3, 5.67%, 1/15/31	153
462,534	CARS-DB5 LP 2021-1A 144A, 1.44%, 8/15/51 (c)	442
500,000	Carvana Auto Receivables Trust 2024-P1 144A, 5.05%, 4/10/29 (c)	503
75,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.13%, 5/01/27 (c)	74
210,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 0.870%), 4.79%, 3/04/29 (b)	211
93,304	COLT Mortgage Loan Trust 2024-6 144A, 5.39%, 11/25/69 (c)	93

78  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

190,000	CommonSpirit Health, 6.07%, 11/01/27	$197
185,000	Concentrix Corp., 6.65%, 8/02/26	188
100,000	Connecticut Avenue Securities Trust 2024- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 5.95%, 9/25/44 (b)(c)	100
100,000	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 6.15%, 2/25/44 (b)(c)	100
29,785	Connecticut Avenue Securities Trust 2019- HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.264%), 6.62%, 11/25/39 (b)(c)	30
126,113	Connecticut Avenue Securities Trust 2022- R08 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.550%), 6.90%, 7/25/42 (b)(c)	129
200,000	Connecticut Avenue Securities Trust 2022- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.150%), 7.50%, 12/25/41 (b)(c)	204
100,000	Connecticut Avenue Securities Trust 2020- SBT1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.764%), 8.12%, 2/25/40 (b)(c)	104
97,608	Cross Mortgage Trust 2024-H8 144A, 5.55%, 12/25/69 (c)(e)	98
200,000	CyrusOne Data Centers Issuer I LLC 2024-2A 144A, 4.50%, 5/20/49 (c)	194
150,000	Daimler Truck Finance North America LLC 144A, 4.95%, 1/13/28 (c)	151
150,000	Daimler Truck Finance North America LLC 144A, 5.13%, 9/25/27 (c)	152
95,000	Darden Restaurants Inc., 4.35%, 10/15/27	95
25,000	Dell International LLC/EMC Corp., 4.75%, 4/01/28	25
400,000	Diamond Issuer LLC 2021-1A 144A, 2.31%, 11/20/51 (c)	375
40,000	DPL Inc., 4.13%, 7/01/25	40
700,000	Fannie Mae Connecticut Avenue Securities 2021-R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.000%), 6.35%, 11/25/41 (b)(c)	701
200,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	200
60,000	Franklin BSP Capital Corp., 7.20%, 6/15/29	61
100,000	Freddie Mac STACR REMIC Trust 2024- DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.450%), 5.80%, 10/25/44 (b)(c)	100
100,000	Freddie Mac STACR REMIC Trust 2021- DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.400%), 7.75%, 10/25/41 (b)(c)	102
200,000	Freddie Mac STACR REMIC Trust 2021- DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.650%), 8.00%, 11/25/41 (b)(c)	206
35,000	Freedom Mortgage Holdings LLC 144A, 9.25%, 2/01/29 (c)	36
200,000	FS Rialto Issuer LLC 2024-FL9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.631%), 5.95%, 10/19/39 (b)(c)	200

Principal or Shares	Security Description	Value (000)

100,000	General Motors Financial Co. Inc., 5.05%, 4/04/28	$100
70,000	General Motors Financial Co. Inc., 5.35%, 7/15/27	71
65,000	General Motors Financial Co. Inc., 5.40%, 5/08/27	66
85,000	Glencore Funding LLC 144A, 5.34%, 4/04/27 (c)	86
110,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.319%), 4.94%, 4/23/28 (b)	111
100,000	Hess Midstream Operations LP 144A, 5.88%, 3/01/28 (c)	100
30,000	Hess Midstream Operations LP 144A, 6.50%, 6/01/29 (c)	30
100,000	HIH Trust 2024-61P 144A, (1 mo. Term Secured Overnight Financing Rate + 1.842%), 6.16%, 10/15/41 (b)(c)	100
40,000	Hilton Domestic Operating Co. Inc. 144A, 5.88%, 4/01/29 (c)	40
145,000	Holcim Finance U.S. LLC 144A, 4.70%, 4/07/28 (c)	146
250,000	Huntington National Bank, (U.S. Secured Overnight Financing Rate + 0.720%), 4.87%, 4/12/28 (b)	251
85,000	Hyundai Capital America 144A, 5.25%, 1/08/27 (c)	86
385,000	Hyundai Capital America 144A, 5.65%, 6/26/26 (c)	389
92,005	JP Morgan Mortgage Trust 2024-NQM1 144A, 5.59%, 2/25/64 (c)	93
65,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.190%), 5.04%, 1/23/28 (b)	66
40,000	KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC 144A, 4.75%, 6/01/27 (c)	40
105,000	Las Vegas Sands Corp., 5.90%, 6/01/27	106
100,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.295%), 5.62%, 5/15/39 (b)(c)	97
70,000	M&T Bank Corp., (U.S. Secured Overnight Financing Rate + 0.930%), 4.83%, 1/16/29 (b)	70
70,000	Match Group Holdings II LLC 144A, 5.00%, 12/15/27 (c)	69
30,000	Meritage Homes Corp., 5.13%, 6/06/27 (a)	30
75,000	Microchip Technology Inc., 4.90%, 3/15/28	75
135,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.010%), 5.65%, 4/13/28 (b)	138
225,000	National Fuel Gas Co., 5.50%, 10/01/26	228
83,997	New Residential Mortgage Loan Trust 2017-1A 144A, 4.00%, 2/25/57 (c)(e)	82
154,948	New Residential Mortgage Loan Trust 2017-4A 144A, 4.00%, 5/25/57 (c)(e)	149
89,443	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (c)	89
213,110	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (c)	212
219,775	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (c)	220
98,196	OBX Trust 2025-NQM3 144A, 5.65%, 12/01/64 (c)	99
75,000	OneMain Finance Corp., 7.13%, 3/15/26	76

Semi-Annual   79

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

120,000	ONEOK Inc., 4.25%, 9/24/27	$119
65,000	PBF Holding Co. LLC/PBF Finance Corp. 144A, 9.88%, 3/15/30 (a)(c)	57
70,000	Penske Automotive Group Inc., 3.50%, 9/01/25	70
45,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.35%, 1/12/27 (c)	46
200,000	PFS Financing Corp. 2023-C 144A, 5.52%, 10/15/28 (c)	203
45,000	PNC Financial Services Group Inc., (U.S. Secured Overnight Financing Rate + 1.342%), 5.30%, 1/21/28 (b)	46
180,000	Regal Rexnord Corp., 6.05%, 2/15/26	181
165,000	Rocket Mortgage LLC/Rocket Mortgage Co.- Issuer Inc. 144A, 2.88%, 10/15/26 (c)	159
3,394	Santander Bank Auto Credit-Linked Notes 2022-A 144A, 5.28%, 5/15/32 (c)	3
20,255	Santander Bank Auto Credit-Linked Notes 2022-C 144A, 6.99%, 12/15/32 (c)	20
164,133	Santander Drive Auto Receivables Trust 2024- S2 144A, 5.80%, 12/16/28 (c)	164
83,150	Santander Drive Auto Receivables Trust 2024- S3 144A, 5.81%, 10/16/28 (c)	83
112,307	Santander Drive Auto Receivables Trust 2024- S1 144A, 6.53%, 3/16/29 (c)	112
91,032	Santander Drive Auto Receivables Trust 2023- S1 144A, 8.14%, 4/18/28 (c)	92
185,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.610%), 5.47%, 3/20/29 (b)	186
35,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.232%), 6.12%, 5/31/27 (b)	35
200,000	SBA Tower Trust 144A, 1.63%, 11/15/26 (c)	190
180,000	SBA Tower Trust 144A, 1.88%, 1/15/26 (c)	176
70,000	Sirius XM Radio LLC 144A, 3.13%, 9/01/26 (c)	68
30,000	SM Energy Co. 144A, 6.75%, 8/01/29 (c)	28
80,000	South Bow USA Infrastructure Holdings LLC 144A, 4.91%, 9/01/27 (c)	80
75,000	Standard Industries Inc. 144A, 5.00%, 2/15/27 (c)	75
30,000	Starwood Property Trust Inc. 144A, 6.50%, 7/01/30 (c)	30
199,000	Subway Funding LLC 2024-3A 144A, 5.25%, 7/30/54 (c)	198
25,000	Sunoco LP 144A, 7.00%, 5/01/29 (c)	26
200,000	Switch ABS Issuer LLC 2024-2A 144A, 5.44%, 6/25/54 (c)	199
90,000	Synopsys Inc., 4.65%, 4/01/28	91
281,250	Taco Bell Funding LLC 2016-1A 144A, 4.97%, 5/25/46 (c)	281
70,000	TerraForm Power Operating LLC 144A, 5.00%, 1/31/28 (c)	68
564,909	Texas Natural Gas Securitization Finance Corp., 5.10%, 4/01/35	577
50,000	TierPoint Issuer LLC 2023-1A 144A, 6.00%, 6/25/53 (c)	50
75,000	Travel + Leisure Co. 144A, 6.63%, 7/31/26 (c)	76
805,000	U.S. Treasury Note, 3.38%, 9/15/27	801
205,000	U.S. Treasury Note, 3.50%, 9/30/26	204

Principal or Shares	Security Description	Value (000)

1,800,000	U.S. Treasury Note, 3.75%, 8/15/27	$1,806
455,000	U.S. Treasury Note, 3.75%, 4/15/28	457
575,000	U.S. Treasury Note, 3.88%, 3/31/27	578
225,000	U.S. Treasury Note, 3.88%, 10/15/27	227
630,000	U.S. Treasury Note, 4.13%, 1/31/27	635
60,000	U.S. Treasury Note, 4.25%, 11/30/26	61
770,000	U.S. Treasury Note, 4.25%, 12/31/26	777
815,000	U.S. Treasury Note, 4.38%, 7/15/27	828
450,000	Vantage Data Centers Issuer LLC 2020-1A 144A, 1.65%, 9/15/45 (c)	444
100,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (c)	105
92,600	Verus Securitization Trust 2024-R1 144A, 5.22%, 9/25/69 (c)(e)	92
40,000	Vistra Operations Co. LLC 144A, 5.00%, 7/31/27 (c)	40
25,000	Vistra Operations Co. LLC 144A, 5.05%, 12/30/26 (c)	25
250,000	Volkswagen Group of America Finance LLC 144A, 5.30%, 3/22/27 (c)	252
225,000	Warnermedia Holdings Inc., 3.76%, 3/15/27	219
160,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.370%), 4.97%, 4/23/29 (b)	162
90,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.71%, 4/22/28 (b)	92
5,385,599	Wells Fargo Commercial Mortgage Trust 2018- C46, 1.07%, 8/15/51 (e)	107
300,000	Westlake Automobile Receivables Trust 2024- 1A 144A, 5.55%, 11/15/27 (c)	302
170,000	Whistler Pipeline LLC 144A, 5.40%, 9/30/29 (c)	171
295,500	Wingstop Funding LLC 2020-1A 144A, 2.84%, 12/05/50 (c)	281
20,000	XHR LP 144A, 6.63%, 5/15/30 (c)	20
		24,811
Total Bond (Cost - $41,155)		40,621
Investment Company (6%)
2,534,961	Payden Cash Reserves Money Market Fund* (Cost - $2,535)	2,535
Total Investments (Cost - $43,690) (105%)		43,156
Liabilities in excess of Other Assets (-5%)		(2,017)
Net Assets (100%)		$41,139

*	Affiliated investment.
(a)

All or a portion of these securities are on loan. At April 30, 2025, the total market value of the Fund’s securities on loan is $1,007 and the total market value of the collateral held by the Fund is $1,036. Amounts in 000s.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025.
(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

80  Payden Mutual Funds

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	53	Jun-25	$11,032	$92	$92
Short Contracts:
U.S. Treasury 5-Year Note Future	7	Jun-25	(764)	(15)	(15)

Total Futures					$77

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$1,007
Non-cash Collateral[2]	(1,007)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Semi-Annual   81

Payden Global Fixed Income Fund

Schedule of Investments - April 30, 2025 (Unaudited)

Principal or Shares	Security Description	Value (000)

Bond (95%)
Australia (AUD) (1%)
1,950,000	Australia Government Bond Series 145, 2.75%, 6/21/35 (a)(b)	$1,104
Australia (USD) (1%)
850,000	Macquarie Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 3.05%, 3/03/36 (c)(d)	748
Austria (EUR) (0%)
390,000	Republic of Austria Government Bond 144A, 3.15%, 6/20/44 (a)(b)(d)	431
Belgium (EUR) (0%)
400,000	KBC Group NV, (3 mo. EURIBOR + 1.300%), 4.25%, 11/28/29 (a)(b)(c)	473
200,000	Kingdom of Belgium Government Bond Series 75 144A, 1.00%, 6/22/31 (a)(b)(d)	208
410,000	Kingdom of Belgium Government Bond Series 78 144A, 1.60%, 6/22/47 (a)(b)(d)	320
		1,001
Bermuda (USD) (0%)
200,000	Bermuda Government International Bond 144A, 3.38%, 8/20/50 (d)	133
Brazil (BRL) (1%)
5,000,000	Brazil Letras do Tesouro Nacional, 12.59%, 7/01/25 (b)(e)	862
Canada (CAD) (3%)
1,680,000	Canadian Government Bond, 3.50%, 12/01/45 (b)	1,244
1,100,000	Canadian Government Bond, 5.00%, 6/01/37 (b)	943
775,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 4.94%, 1/25/52 (b)(d)	556
		2,743
Canada (USD) (1%)
350,000	Aris Mining Corp. 144A, 8.00%, 10/31/29 (d)	353
350,000	Frontera Energy Corp. 144A, 7.88%, 6/21/28 (d)	230
575,000	TELUS Corp., 3.40%, 5/13/32	514
325,000	Toronto-Dominion Bank, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.075%), 8.13%, 10/31/82 (c)	337
		1,434
Cayman Islands (USD) (4%)
500,000	Apidos CLO XXXII 2019-32A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.800%), 6.07%, 1/20/33 (c)(d)	496
307,652	ARES LII CLO Ltd. 2019-52A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.880%), 5.15%, 4/22/31 (c)(d)	307
500,000	C&W Senior Finance Ltd. 144A, 9.00%, 1/15/33 (d)	502
263,863	Chenango Park CLO Ltd. 2018-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 5.31%, 4/15/30 (c)(d)	264

Principal or Shares	Security Description	Value (000)

250,000	FS Rialto 2021-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 2.614%), 6.94%, 11/16/36 (c)(d)	$248
1,350,000	HGI CRE CLO Ltd. 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.914%), 6.24%, 9/17/36 (c)(d)	1,354
350,000	IHS Holding Ltd. 144A, 7.88%, 5/29/30 (d)	339
340,994	Symphony CLO XXIII Ltd. 2020-23A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.900%), 5.16%, 1/15/34 (c)(d)	339
400,000	Symphony CLO XXIV Ltd. 2020-24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.912%), 6.19%, 1/23/32 (c)(d)	400
300,000	Transocean Inc. 144A, 8.25%, 5/15/29 (d)	242
260,000	Transocean Inc. 144A, 8.50%, 5/15/31 (d)	201
450,000	TRTX Issuer Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 6.84%, 3/15/38 (c)(d)	448
		5,140
Chile (EUR) (0%)
300,000	Chile Government International Bond, 4.13%, 7/05/34 (b)	350
Chile (USD) (0%)
200,000	Celulosa Arauco y Constitucion SA 144A, 6.18%, 5/05/32 (d)	200
Czech Republic (CZK) (0%)
3,600,000	Czech Republic Government Bond Series 125, 1.50%, 4/24/40 (b)	113
Denmark (DKK) (0%)
650,000	Denmark Government Bond, 4.50%, 11/15/39 (b)	122
Finland (EUR) (0%)
170,000	Finland Government Bond Series 16Y 144A, 2.75%, 7/04/28 (a)(b)(d)	197
France (EUR) (3%)
1,100,000	French Republic Government Bond OAT Series OAT 144A, 0.50%, 6/25/44 (a)(b)(d)	714
1,050,000	French Republic Government Bond OAT Series OAT 144A, 1.25%, 5/25/36 (a)(b)(d)	969
1,200,000	French Republic Government Bond OAT Series OAT 144A, 2.50%, 5/25/30 (a)(b)(d)	1,364
350,000	Mobilux Finance SAS 144A, 7.00%, 5/15/30 (b)(d)	414
300,000	Opal Bidco SAS 144A, 5.50%, 3/31/32 (b)(d)	339
400,000	Praemia Healthcare SACA, 1.38%, 9/17/30 (a)(b)	406
		4,206
France (USD) (0%)
550,000	Credit Agricole SA 144A, 5.51%, 7/05/33 (d)	566
Germany (EUR) (1%)
500,000	Deutsche Bank AG, (3 mo. EURIBOR + 2.950%), 5.00%, 9/05/30 (a)(b)(c)	601
Guatemala (USD) (0%)
300,000	Guatemala Government Bond 144A, 6.55%, 2/06/37 (d)	299

82  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Indonesia (IDR) (2%)
4,440,000,000	Indonesia Treasury Bond Series FR87, 6.50%, 2/15/31 (b)	$265
32,000,000,000	Indonesia Treasury Bond Series FR72, 8.25%, 5/15/36 (b)	2,112
		2,377
Indonesia (USD) (0%)
345,555	Sorik Marapi Geothermal Power PT 144A, 7.75%, 8/05/31 (d)	336
Ireland (EUR) (5%)
140,810	Avoca CLO XIV DAC 14A 144A, (3 mo. EURIBOR + 0.810%), 3.08%, 1/12/31 (b)(c) (d)	159
300,000	Bain Capital Euro CLO DAC 2024-1X, (3 mo. EURIBOR + 2.250%), 4.44%, 4/24/38 (a)(b) (c)	340
325,000	Bank of Ireland Group PLC, (5 yr. Euro Swap + 6.434%), 6.00% (a)(b)(c)(f)	370
500,000	Bridgepoint CLO V DAC 5A 144A, (3 mo. EURIBOR + 1.800%), 4.08%, 4/15/36 (b)(c) (d)	567
300,000	Contego CLO X DAC 10X, (3 mo. EURIBOR + 2.150%), 4.71%, 5/15/38 (a)(b)(c)	340
425,000	Flutter Treasury DAC 144A, 5.00%, 4/29/29 (b)(d)	499
250,000	Ireland Government Bond, 1.10%, 5/15/29 (a) (b)	273
300,000	Jubilee CLO DAC 2019-23A 144A, (3 mo. EURIBOR + 3.500%), 5.78%, 7/15/37 (b)(c) (d)	331
216,008	Last Mile Logistics Pan Euro Finance DAC 1A 144A, (3 mo. EURIBOR + 1.900%), 4.46%, 8/17/33 (b)(c)(d)	243
903,308	Last Mile Logistics Pan Euro Finance DAC 1X, (3 mo. EURIBOR + 2.700%), 5.26%, 8/17/33 (a)(b)(c)	1,012
239,951	Last Mile Securities PE DAC 2021-1A 144A, (3 mo. EURIBOR + 2.350%), 4.91%, 8/17/31 (b) (c)(d)	271
900,000	Palmer Square European CLO DAC 2021-1A 144A, (3 mo. EURIBOR + 0.870%), 3.15%, 4/15/34 (b)(c)(d)	1,016
300,000	Palmer Square European Loan Funding DAC 2024-1A 144A, (3 mo. EURIBOR + 1.700%), 4.06%, 8/15/33 (b)(c)(d)	339
400,000	Palmer Square European Loan Funding DAC 2024-3X, (3 mo. EURIBOR + 1.850%), 4.54%, 5/15/34 (a)(b)(c)	453
250,000	Permanent TSB Group Holdings PLC, (ICE 1Year Euribor Swap Fix + 3.500%), 6.63%, 4/25/28 (a)(b)(c)	303
275,000	Permanent TSB Group Holdings PLC, (5 yr. Euro Swap + 10.546%), 13.25% (a)(b)(c)(f)	368
750,000	Sculptor European CLO V DAC 5A 144A, (3 mo. EURIBOR + 1.750%), 4.02%, 1/14/32 (b) (c)(d)	846
500,000	Texas Debt Capital Euro CLO DAC 2024-1A 144A, (3 mo. EURIBOR + 2.550%), 4.80%, 7/16/38 (b)(c)(d)	565
		8,295

Principal or Shares	Security Description	Value (000)

Ireland (USD) (0%)
400,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$354
Italy (EUR) (3%)
250,000	Bubbles Bidco SpA 144A, 6.50%, 9/30/31 (b) (d)	284
300,000	doValue SpA 144A, 7.00%, 2/28/30 (b)(d)	351
1,960,000	Italy Buoni Poliennali Del Tesoro Series 10Y 144A, 0.60%, 8/01/31 (a)(b)(d)	1,933
300,000	Italy Buoni Poliennali Del Tesoro Series 10Y, 2.50%, 12/01/32 (a)(b)	326
600,000	Italy Buoni Poliennali Del Tesoro Series 15Y 144A, 3.85%, 10/01/40 (a)(b)(d)	667
250,000	Italy Buoni Poliennali Del Tesoro Series 30Y 144A, 4.30%, 10/01/54 (a)(b)(d)	280
375,000	UniCredit SpA, (3 mo. EURIBOR + 1.600%), 4.45%, 2/16/29 (a)(b)(c)	442
		4,283
Italy (USD) (1%)
650,000	Intesa Sanpaolo SpA 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.900%), 7.78%, 6/20/54 (c)(d)	700
Ivory Coast (EUR) (0%)
450,000	Ivory Coast Government International Bond, 4.88%, 1/30/32 (a)(b)	442
Japan (JPY) (4%)
275,000,000	Japan Government Ten Year Bond Series 376, 0.90%, 9/20/34 (b)	1,864
265,000,000	Japan Government Thirty Year Bond Series 58, 0.80%, 3/20/48 (b)	1,343
213,200,000	Japan Government Thirty Year Bond Series 49, 1.40%, 12/20/45 (b)	1,280
10,000,000	Japan Government Thirty Year Bond Series 31, 2.20%, 9/20/39 (b)	73
10,000,000	Japan Government Thirty Year Bond Series 30, 2.30%, 3/20/39 (b)	74
175,000,000	Japan Government Thirty Year Bond Series 85, 2.30%, 12/20/54 (b)	1,138
		5,772
Jersey (EUR) (0%)
450,000	Heathrow Funding Ltd., 1.13%, 10/08/30 (a) (b)	458
Jersey (GBP) (0%)
200,000	Waga Bondco Ltd. 144A, 8.50%, 6/15/30 (b) (d)	261
Jersey (USD) (1%)
600,000	Dryden CLO Ltd. 2022-113A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 5.51%, 10/15/37 (c)(d)	597
250,000	Juniper Valley Park CLO Ltd. 2023-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 5.52%, 7/20/36 (c)(d)	249
		846
Luxembourg (EUR) (0%)
420,000	Harvest CLO XVI DAC 16A 144A, (3 mo. EURIBOR + 1.300%), 3.58%, 10/15/31 (b) (c)(d)	471

Semi-Annual   83

Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)

Luxembourg (USD) (1%)
300,000	Greensaif Pipelines Bidco Sarl 144A, 5.85%, 2/23/36 (d)	$302
200,000	Minerva Luxembourg SA 144A, 8.88%, 9/13/33 (d)	214
300,000	OHI Group SA 144A, 13.00%, 7/22/29 (d)	303
300,000	Saavi Energia Sarl 144A, 8.88%, 2/10/35 (d)	302
		1,121
Malaysia (MYR) (1%)
1,700,000	Malaysia Government Bond Series 0307, 3.50%, 5/31/27 (b)	397
1,300,000	Malaysia Government Bond Series 0222, 4.70%, 10/15/42 (b)	331
		728
Mexico (MXN) (1%)
11,660,000	Mexican Bonos Series M, 5.75%, 3/05/26 (b)	582
7,760,000	Mexican Bonos Series M, 8.50%, 5/31/29 (b)	393
		975
Mexico (USD) (0%)
250,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A, 5.25%, 9/10/29 (d)	252
198,850	FIEMEX Energia-Banco Actinver SA Institucion de Banca Multiple 144A, 7.25%, 1/31/41 (d)	197
		449
Morocco (USD) (0%)
250,000	OCP SA 144A, 6.10%, 4/30/30 (d)	250
Netherlands (EUR) (3%)
300,000	ABN AMRO Bank NV, (5 yr. Euro Swap + 4.239%), 6.88% (a)(b)(c)(f)	355
450,000	Enel Finance International NV, 3.88%, 3/09/29 (a)(b)	529
500,000	JAB Holdings BV, 5.00%, 6/12/33 (a)(b)	605
300,000	LKQ Dutch Bond BV, 4.13%, 3/13/31 (b)	346
530,000	Netherlands Government Bond 144A, 4.00%, 1/15/37 (a)(b)(d)	672
525,000	Sagax Euro Mtn NL BV, 0.75%, 1/26/28 (a)(b)	557
		3,064
Netherlands (USD) (0%)
200,000	Braskem Netherlands Finance BV 144A, 8.00%, 10/15/34 (d)	179
New Zealand (USD) (0%)
550,000	ASB Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.250%), 5.28%, 6/17/32 (c)(d)	553
Norway (USD) (0%)
350,000	Var Energi ASA 144A, 7.50%, 1/15/28 (d)	369
Paraguay (USD) (0%)
172,000	Paraguay Government International Bond 144A, 4.70%, 3/27/27 (d)	172
Peru (PEN) (1%)
7,100,000	Peru Government Bond, 5.35%, 8/12/40 (b)	1,618
Peru (USD) (0%)
250,000	Cia de Minas Buenaventura SAA 144A, 6.80%, 2/04/32 (d)	249

Principal or Shares	Security Description	Value (000)

Poland (PLN) (0%)
410,000	Republic of Poland Government Bond Series 1029, 2.75%, 10/25/29 (b)	$101
Poland (USD) (0%)
450,000	ORLEN SA 144A, 6.00%, 1/30/35 (d)	455
Portugal (EUR) (0%)
300,000	Portugal Obrigacoes do Tesouro OT Series 10Y 144A, 3.00%, 6/15/35 (a)(b)(d)	340
Romania (EUR) (0%)
150,000	Romanian Government International Bond 144A, 6.63%, 9/27/29 (b)(d)	182
Singapore (SGD) (0%)
280,000	Singapore Government Bond, 3.50%, 3/01/27 (b)	220
South Africa (USD) (0%)
200,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	189
250,000	Republic of South Africa Government International Bond, 5.88%, 6/22/30	243
		432
Spain (EUR) (2%)
500,000	Banco de Sabadell SA, (1Year Euribor Swap Rate + 2.400%), 5.25%, 2/07/29 (a)(b)(c)	601
500,000	CaixaBank SA, (3 mo. EURIBOR + 1.650%), 5.00%, 7/19/29 (a)(b)(c)	603
200,000	CaixaBank SA, (5 yr. Euro Swap + 6.346%), 5.88% (a)(b)(c)(f)	230
200,000	International Consolidated Airlines Group SA, 3.75%, 3/25/29 (a)(b)	231
50,000	Spain Government Bond 144A, 1.25%, 10/31/30 (a)(b)(d)	53
960,000	Spain Government Bond 144A, 2.90%, 10/31/46 (a)(b)(d)	951
		2,669
Spain (USD) (1%)
600,000	Banco Santander SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.900%), 1.72%, 9/14/27 (c)	576
Sri Lanka (USD) (0%)
36,257	Sri Lanka Government International Bond 144A, 3.10%, 1/15/30 (d)	30
71,117	Sri Lanka Government International Bond 144A, 3.35%, 3/15/33 (d)	50
48,020	Sri Lanka Government International Bond 144A, 3.60%, 6/15/35 (d)	31
33,327	Sri Lanka Government International Bond 144A, 3.60%, 5/15/36 (d)	23
66,682	Sri Lanka Government International Bond 144A, 3.60%, 2/15/38 (d)	47
37,824	Sri Lanka Government International Bond 144A, 4.00%, 4/15/28 (d)	35
		216
Supranational (USD) (0%)
324,390	Borr IHC Ltd./Borr Finance LLC 144A, 10.00%, 11/15/28 (d)	279
Sweden (SEK) (0%)
2,900,000	Sweden Government Bond Series 1059, 1.00%, 11/12/26 (a)(b)	296

84  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Sweden (USD) (0%)
400,000	Swedbank AB, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.589%), 7.63% (a)(c)(f)(g)	$411
Switzerland (CHF) (1%)
1,050,000	Swiss Confederation Government Bond, 0.50%, 5/27/30 (a)(b)	1,303
Switzerland (USD) (0%)
450,000	UBS Group AG 144A, (5-Year U.S. Dollar SOFR ICE Swap Rate + 3.179%), 7.13% (c) (d)(f)	431
Thailand (THB) (1%)
43,300,000	Thailand Government Bond, 1.59%, 12/17/35 (b)	1,256
Turkey (USD) (0%)
300,000	Limak Cimento Sanayi ve Ticaret AS 144A, 9.75%, 7/25/29 (d)	295
United Arab Emirates (EUR) (0%)
300,000	Finance Department Government of Sharjah 144A, 4.63%, 1/17/31 (b)(d)	341
United Kingdom (EUR) (1%)
200,000	Amber Finco PLC 144A, 6.63%, 7/15/29 (b)(d)	237
400,000	Mobico Group PLC, 4.88%, 9/26/31 (a)(b)	436
325,000	Tesco Corporate Treasury Services PLC, 4.25%, 2/27/31 (a)(b)	386
		1,059
United Kingdom (GBP) (4%)
300,000	Boparan Finance PLC 144A, 9.38%, 11/07/29 (b)(d)	386
250,000	Edge Finco PLC 144A, 8.13%, 8/15/31 (b)(d)	339
300,000	Galaxy Bidco Ltd. 144A, 8.13%, 12/19/29 (b) (d)	401
325,000	Kier Group PLC, 9.00%, 2/15/29 (a)(b)	452
350,000	Motability Operations Group PLC, 2.38%, 3/14/32 (a)(b)	393
200,000	NatWest Group PLC, (5 yr. UK Government Bonds Note Generic Bid Yield + 3.294%), 7.50% (b)(c)(f)	256
130,000	Sage AR Funding No 1 PLC 1A 144A, (Sterling Overnight Index Average + 3.000%), 7.48%, 11/17/30 (b)(c)(d)	173
200,000	UK Logistics DAC 2024-1A 144A, (Sterling Overnight Index Average + 1.650%), 6.13%, 5/17/34 (b)(c)(d)	266
100,000	United Kingdom Gilt, 0.38%, 10/22/30 (a)(b)	111
1,500,000	United Kingdom Gilt, 3.75%, 7/22/52 (a)(b)	1,581
400,000	United Kingdom Gilt, 4.25%, 9/07/39 (a)(b)	503
		4,861
United Kingdom (USD) (0%)
200,000	Azule Energy Finance PLC 144A, 8.13%, 1/23/30 (d)	193
United States (EUR) (4%)
750,000	Bank of America Corp., (3 mo. EURIBOR + 0.910%), 1.38%, 5/09/30 (a)(b)(c)	798
350,000	Booking Holdings Inc., 4.13%, 5/12/33 (b)	412
450,000	Coca-Cola Co., 3.75%, 8/15/53 (b)	484
525,000	Discovery Communications LLC, 1.90%, 3/19/27 (b)	582
450,000	Duke Energy Corp., 3.75%, 4/01/31 (b)	518
400,000	Ford Motor Credit Co. LLC, 4.07%, 8/21/30 (b)	444

Principal or Shares	Security Description	Value (000)

450,000	General Mills Inc., 3.60%, 4/17/32 (b)	$510
450,000	Molson Coors Beverage Co., 3.80%, 6/15/32 (b)	521
700,000	Morgan Stanley, (3 mo. EURIBOR + 0.833%), 1.10%, 4/29/33 (b)(c)	671
550,000	Prologis Euro Finance LLC, 4.00%, 5/05/34 (b)	636
400,000	Southern Co., (5 yr. Euro Swap + 2.108%), 1.88%, 9/15/81 (b)(c)	432
		6,008
United States (USD) (41%)
385,000	Advantage Sales & Marketing Inc. 144A, 6.50%, 11/15/28 (d)	310
400,000	Ally Financial Inc. B, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70% (c)(f)	369
410,000	Ally Financial Inc., (U.S. Secured Overnight Financing Rate + 2.820%), 6.85%, 1/03/30 (c)	426
500,000	American Homes 4 Rent LP, 2.38%, 7/15/31	431
390,000	American National Group Inc., 5.00%, 6/15/27	391
420,000	American Tower Corp., 5.50%, 3/15/28	432
850,000	American Tower Trust 144A, 5.49%, 3/15/28 (d)	866
247,650	Arbys Funding LLC 2020-1A 144A, 3.24%, 7/30/50 (d)	236
400,000	Athene Holding Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.607%), 6.63%, 10/15/54 (c)	385
575,000	Blackstone Secured Lending Fund, 2.75%, 9/16/26	556
850,000	Blue Owl Capital Corp., 3.75%, 7/22/25	848
425,000	Boeing Co., 2.20%, 2/04/26	416
600,000	Boeing Co., 6.53%, 5/01/34	645
316,515	BRAVO Residential Funding Trust 2024- NQM7 144A, 5.55%, 10/27/64 (d)	317
350,000	Bread Financial Holdings Inc. 144A, 9.75%, 3/15/29 (d)	369
507,170	BX Trust 2024-CNYN 144A, (1 mo. Term Secured Overnight Financing Rate + 1.442%), 5.76%, 4/15/41 (c)(d)	508
2,211,289	Cantor Commercial Real Estate Lending 2019- CF1, 1.27%, 5/15/52 (h)	70
264,622	CARS-DB4 LP 2020-1A 144A, 3.25%, 2/15/50 (d)	244
220,000	Centene Corp., 4.25%, 12/15/27	215
750,000	Charter Communications Operating LLC/ Charter Communications Operating Capital, 4.80%, 3/01/50	559
633,570	Colt Mortgage Loan Trust 2025-1 144A, 5.70%, 1/25/70 (d)	648
283,418	Connecticut Avenue Securities Trust 2024- R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 5.35%, 5/25/44 (c)(d)	283
186,879	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.100%), 5.45%, 2/25/44 (c)(d)	186
262,657	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.150%), 5.50%, 3/25/44 (c)(d)	262
244,019	Cross Mortgage Trust 2024-H8 144A, 5.55%, 12/25/69 (d)(h)	245

Semi-Annual   85

Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)

188,021	Cross Mortgage Trust 2024-H7 144A, 5.59%, 11/25/69 (d)(h)	$189
500,000	CyrusOne Data Centers Issuer I LLC 2024-2A 144A, 4.50%, 5/20/49 (d)	484
410,000	DTE Energy Co., 5.85%, 6/01/34	423
550,000	Energy Transfer LP, 5.75%, 2/15/33	558
475,000	Equinix Inc., 2.50%, 5/15/31	416
435,000	Evergy Inc., 2.90%, 9/15/29	405
480,000	Extra Space Storage LP, 2.20%, 10/15/30	420
198,015	Fannie Mae Connecticut Avenue Securities 2016-C07, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.614%), 13.97%, 5/25/29 (c)	213
491,769	Fannie Mae Connecticut Avenue Securities 2016-C04, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.364%), 14.72%, 1/25/29 (c)	526
494,326	Fannie Mae Connecticut Avenue Securities 2016-C05, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.864%), 15.22%, 1/25/29 (c)	538
339,300	Fannie Mae-Aces 2018-M13, 3.87%, 9/25/30 (h)	333
99,778	FN AL3577 30YR, 3.50%, 4/01/43	93
624,831	FN BM2007 30YR, 4.00%, 9/01/48	589
565,255	FN BP6626 30YR, 2.00%, 8/01/50	453
666,115	FN CB2759 30YR, 3.00%, 2/01/52	580
445,828	FN CB3258 30YR, 3.50%, 4/01/52	406
607,200	FN CB4127 30YR, 4.50%, 7/01/52	582
477,586	FN CB5106 30YR, 5.00%, 11/01/52	472
730,463	FN CB5113 30YR, 5.50%, 11/01/52	732
443,839	FN CB7991 30YR, 5.50%, 2/01/54	444
686,521	FN CB8021 30YR, 6.50%, 2/01/54	715
869,104	FN CB9019 30YR, 6.00%, 8/01/54	885
797,594	FN FM3162 30YR, 3.00%, 11/01/46	724
1,282,440	FN FM7194 30YR, 2.50%, 3/01/51	1,085
975,777	FN FM9195 30YR, 2.50%, 10/01/51	818
578,384	FN FS0007 30YR, 3.00%, 8/01/50	506
491,322	FN FS3111 30YR, 5.00%, 9/01/52	485
625,334	FN FS6939 30YR, 3.50%, 8/01/48	585
318,618	FN MA4413 30YR, 2.00%, 9/01/51	254
2,950,000	FNCL, 5.50%, 5/01/5530YR TBA (i)	2,944
1,115,993	FR RA3728 30YR, 2.00%, 10/01/50	898
335,664	FR RA7778 30YR, 4.50%, 8/01/52	322
425,672	FR RA7790 30YR, 5.00%, 8/01/52	419
486,995	FR SB8509 15YR, 2.00%, 1/01/36	446
988,695	FR SD0729 30YR, 2.00%, 10/01/51	792
876,488	FR SD1035 30YR, 4.00%, 5/01/52	818
671,472	FR SD5641 30YR, 5.50%, 6/01/53	677
968,652	FR ZA4718 30YR, 3.00%, 10/01/46	862
721,597	FR ZT0534 30YR, 3.50%, 12/01/47	665
800,000	Freddie Mac STACR REMIC Trust 2021- DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.400%), 7.75%, 10/25/41 (c)(d)	820
362,019	G2 MA3663 30YR, 3.50%, 5/20/46	333
404,649	G2 MA4195 30YR, 3.00%, 1/20/47	363
402,229	G2 MA5265 30YR, 4.50%, 6/20/48	391
967,433	G2 MA6930 30YR, 2.00%, 10/20/50	790
873,902	G2 MA7472 30YR, 2.50%, 7/20/51	745
224,098	G2 MA7766 30YR, 2.00%, 12/20/51	183
575,000	GLP Capital LP/GLP Financing II Inc., 4.00%, 1/15/31	534

Principal or Shares	Security Description	Value (000)

300,000	Gran Tierra Energy Inc. 144A, 9.50%, 10/15/29 (d)	$234
450,000	HCA Inc., 4.13%, 6/15/29	438
425,000	Hyundai Capital America 144A, 1.80%, 1/10/28 (d)	393
685,000	Invitation Homes Operating Partnership LP, 4.15%, 4/15/32	638
350,000	Invitation Homes Operating Partnership LP, 4.88%, 2/01/35	333
350,000	ITC Holdings Corp. 144A, 2.95%, 5/14/30 (d)	322
110,038	JPMorgan Chase Bank N.A.-CACLN 2020-2 144A, 31.36%, 2/25/28 (d)	112
650,000	Mars Inc. 144A, 5.20%, 3/01/35 (d)	653
210,000	Moss Creek Resources Holdings Inc. 144A, 8.25%, 9/01/31 (d)	193
470,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (d)	615
268,328	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (d)	267
426,219	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (d)	425
271,241	OBX Trust 2024-NQM15 144A, 5.32%, 10/25/64 (d)	271
229,927	OBX Trust 2024-NQM18 144A, 5.41%, 10/25/64 (d)(h)	230
439,550	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (d)	440
267,699	OBX Trust 2024-NQM16 144A, 5.53%, 10/25/64 (d)	268
471,548	OBX Trust 2025-NQM1 144A, 5.55%, 12/25/64 (d)(h)	473
236,798	OBX Trust 2024-NQM17 144A, 5.61%, 11/25/64 (d)(h)	238
600,000	Oracle Corp., 4.20%, 9/27/29	591
63,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (d)	86
400,000	PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	353
400,000	PBF Holding Co. LLC/PBF Finance Corp. 144A, 9.88%, 3/15/30 (d)(g)	353
430,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.25%, 7/01/29 (d)	437
600,000	Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	513
284,250	Planet Fitness Master Issuer LLC 2019-1A 144A, 3.86%, 12/05/49 (d)	269
350,000	PRA Group Inc. 144A, 8.88%, 1/31/30 (d)(g)	361
13,575	Santander Bank Auto Credit-Linked Notes 2022-A 144A, 5.28%, 5/15/32 (d)	14
374,356	Santander Drive Auto Receivables Trust 2024- S1 144A, 6.53%, 3/16/29 (d)	375
450,000	Simon Property Group LP, 4.75%, 9/26/34	431
400,000	South Bow USA Infrastructure Holdings LLC 144A, 5.58%, 10/01/34 (d)	387
475,000	Stellantis Finance U.S. Inc. 144A, 2.69%, 9/15/31 (d)	392
497,500	Store Master Funding I-VII XIV XIX XX XXIV XXII 2024-1A 144A, 5.70%, 5/20/54 (d)	512
250,000	Sunoco LP 144A, 6.25%, 7/01/33 (d)	250
141,667	TierPoint Issuer LLC 2023-1A 144A, 6.00%, 6/25/53 (d)	142
1,500,000	U.S. Treasury Bill, 4.09%, 2/19/26 (e)	1,454
1,610,000	U.S. Treasury Bond, 2.25%, 8/15/46 (j)(k)	1,066

86  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

40,000	U.S. Treasury Bond, 4.25%, 8/15/54	$37
1,900,000	U.S. Treasury Note, 4.13%, 3/31/32	1,923
250,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (d)	263
600,000	Venture Global LNG Inc. 144A, 8.13%, 6/01/28 (d)	596
231,182	Verus Securitization Trust 2024-8 144A, 5.36%, 10/25/69 (d)(h)	231
337,198	Verus Securitization Trust 2024-9 144A, 5.44%, 11/25/69 (d)(h)	338
737,951	Verus Securitization Trust 2025-1 144A, 5.62%, 1/25/70 (d)(h)	741
420,000	Vistra Operations Co. LLC 144A, 6.00%, 4/15/34 (d)	425
500,000	VMware LLC, 2.20%, 8/15/31	425
365,000	W&T Offshore Inc. 144A, 10.75%, 2/01/29 (d) (g)	288
800,000	Warnermedia Holdings Inc., 5.14%, 3/15/52	547
800,000	Welltower OP LLC, 3.85%, 6/15/32	751
300,000	Western Midstream Operating LP, 6.15%, 4/01/33	303
430,000	Williams Cos. Inc., 4.80%, 11/15/29	433
		59,962
Uzbekistan (EUR) (0%)
350,000	Republic of Uzbekistan International Bond 144A, 5.10%, 2/25/29 (b)(d)	404
Total Bond (Cost - $144,352)		136,862
Bank Loan(l) (0%)
123,137	DirectV Financing LLC Term Loan NON-EXT 1L, (3 mo. Term Secured Overnight Financing Rate + 5.000%), 9.54%, 8/02/27 (Cost - $123)	123
Commercial Paper(e) (2%)
500,000,000	Japan Treasury Discount Bill(b) 1293, 0.25%, 6/16/25 (Cost - $3,318)	3,495
Investment Company (5%)
2,257,702	Payden Cash Reserves Money Market Fund *	2,258

Principal or Shares	Security Description	Value (000)

146,720	Payden Emerging Market Corporate Bond Fund, SI Class *	$1,272
495,851	Payden Emerging Markets Local Bond Fund, SI Class *	2,296
146,702	Payden Floating Rate Fund, SI Class *	1,395
Total Investment Company (Cost - $7,302)		7,221
Total Investments (Cost - $155,095) (100%)		147,701
Liabilities in excess of Other Assets ((0)%)		(44)
Net Assets (100%)		$147,657

*	Affiliated investment.
(a)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Principal in foreign currency.
(c)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025.
(d)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Yield to maturity at time of purchase.
(f)	Perpetual security with no stated maturity date.
(g)

All or a portion of these securities are on loan. At April 30, 2025, the total market value of the Fund’s securities on loan is $1,235 and the total market value of the collateral held by the Fund is $1,305. Amounts in 000s.

(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Security was purchased on a delayed delivery basis.
(j)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(k)	All or a portion of the security is pledged to cover futures contract margin requirements.
(l)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.

Semi-Annual   87

Payden Global Fixed Income Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
AUD 1,184	USD 753	HSBC Bank USA, N.A.	05/28/2025	$6
CHF 1,946	USD 2,290	BNP PARIBAS	05/28/2025	76
CHF 49	USD 56	HSBC Bank USA, N.A.	05/28/2025	4
EUR 69	USD 76	BNP PARIBAS	05/28/2025	3
EUR 5,153	USD 5,623	HSBC Bank USA, N.A.	05/28/2025	224
GBP 601	USD 761	HSBC Bank USA, N.A.	05/28/2025	40
JPY 162,900	USD 1,114	HSBC Bank USA, N.A.	05/28/2025	29
JPY 224,900	USD 1,499	Morgan Stanley	05/28/2025	79
NOK 12,270	USD 1,101	Barclays Bank PLC	05/28/2025	78
SEK 11,040	USD 1,098	BNP PARIBAS	05/28/2025	47
SEK 800	USD 80	HSBC Bank USA, N.A.	05/28/2025	3
USD 2,465	IDR 40,044,566	BNP PARIBAS	05/28/2025	55
USD 10,266	JPY 1,458,700	BNP PARIBAS	06/05/2025	22
USD 1,098	EUR 953	HSBC Bank USA, N.A.	05/28/2025	16
USD 5,256	GBP 3,935	HSBC Bank USA, N.A.	06/05/2025	12
USD 1,345	CHF 1,084	Morgan Stanley	07/16/2025	20
USD 145	DKK 945	Morgan Stanley	07/16/2025	—
USD 35,951	EUR 31,568	State Street Bank & Trust Co.	06/05/2025	110

				824

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Liabilities:
EUR 32,300	USD 36,685	State Street Bank & Trust Co.	05/08/2025	(77)
GBP 3,909	USD 5,221	HSBC Bank USA, N.A.	05/08/2025	(12)
JPY 1,459,000	USD 10,236	BNP PARIBAS	05/08/2025	(22)
USD 876	MYR 3,858	Barclays Bank PLC	05/28/2025	(19)
USD 67	NOK 710	Barclays Bank PLC	05/28/2025	(1)
USD 250	SGD 334	Barclays Bank PLC	05/28/2025	(6)
USD 1,277	THB 42,810	Barclays Bank PLC	05/28/2025	(7)
USD 9,796	JPY 1,459,000	BNP PARIBAS	05/08/2025	(417)
USD 117	CZK 2,800	BNP PARIBAS	05/28/2025	(10)
USD 2,281	EUR 2,071	BNP PARIBAS	05/28/2025	(70)
USD 1,061	NOK 11,560	BNP PARIBAS	05/28/2025	(50)
USD 115	PLN 461	BNP PARIBAS	05/28/2025	(6)
USD 804	BRL 4,680	Citibank, N.A.	05/28/2025	(15)
USD 5,045	GBP 3,909	HSBC Bank USA, N.A.	05/08/2025	(165)
USD 738	AUD 1,184	HSBC Bank USA, N.A.	05/28/2025	(21)
USD 2,273	CHF 1,995	HSBC Bank USA, N.A.	05/28/2025	(152)
USD 2,971	EUR 2,829	HSBC Bank USA, N.A.	05/28/2025	(240)
USD 850	JPY 124,600	HSBC Bank USA, N.A.	05/28/2025	(24)
USD 1,865	PEN 6,919	HSBC Bank USA, N.A.	05/28/2025	(21)
USD 1,113	SEK 11,840	HSBC Bank USA, N.A.	05/28/2025	(114)
USD 758	GBP 601	Morgan Stanley	05/28/2025	(43)
USD 1,006	MXN 20,660	Morgan Stanley	05/28/2025	(43)
USD 1,128	AUD 1,769	Morgan Stanley	07/16/2025	(6)
USD 2,862	CAD 3,964	Morgan Stanley	07/16/2025	(25)
USD 299	SEK 2,910	Morgan Stanley	07/16/2025	(4)
USD 34,967	EUR 32,300	State Street Bank & Trust Co.	05/08/2025	(1,641)

				(3,211)

Net Unrealized Appreciation (Depreciation)				$(2,387)

88  Payden Mutual Funds

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
Euro-Bobl Future	1	Jun-25	$136	$1	$1
Euro-Buxl Future	8	Jun-25	1,125	(21)	(21)
Euro-Schatz Future	164	Jun-25	19,985	166	166
Long Gilt Future	5	Jun-25	623	9	9
U.S. Long Bond Future	26	Jun-25	3,032	12	12
U.S. Treasury 2-Year Note Future	177	Jun-25	36,842	293	293
U.S. Treasury 5-Year Note Future	30	Jun-25	3,276	54	54
U.S. Ultra Bond Future	30	Jun-25	3,631	(21)	(21)

					493

Short Contracts:
Euro-Bund Future	15	Jun-25	(2,239)	(81)	(81)
U.S. 10-Year Ultra Future	58	Jun-25	(6,655)	(113)	(113)
U.S. Treasury 10-Year Note Future	44	Jun-25	(4,938)	(68)	(68)

					(262)

Total Futures					$231

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America High Yield Series 44 Index), Pay 5% Quarterly, Receive upon credit default	06/20/2030	USD 4,230	$(178)	$(169)	$(9)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
10-Year Interest Rate Swap, Receive Fixed 2.010% Quarterly, Pay Variable 1.840% (CNRR007) Quarterly	06/03/2029	CNY 10,000	$34	$—	$34
10-Year Interest Rate Swap, Receive Fixed 1.125% Quarterly, Pay Variable 2.810% (3M KWCDC) Quarterly	10/07/2029	KRW 1,584,200	(56)	—	(56)
10-Year Interest Rate Swap, Receive Fixed 1.740% Quarterly, Pay Variable 1.841% (CNRR007) Quarterly	10/16/2029	CNY 13,200	26	—	26
10-Year Interest Rate Swap, Receive Fixed 1.800% Quarterly, Pay Variable 2.840% (3M KWCDC) Quarterly	09/23/2031	KRW 2,288,000	(50)	—	(50)
2-Year Interest Rate Swap, Receive Fixed 9.150% 28 days, Pay Variable 9.080% (MXIBTIIE) 28 days	11/19/2026	MXN 102,340	123	—	123
5-Year Interest Rate Swap, Receive Fixed 1.6175% Quarterly, Pay Variable 1.842% (CNRR007) Quarterly	03/21/2030	CNY 4,500	6	—	6
5-Year Interest Rate Swap, Receive Fixed 2.4810% Quarterly, Pay Variable 1.840% (CNRR007) Quarterly	09/22/2026	CNY 33,000	68	—	68
5-Year Interest Rate Swap, Receive Fixed 1.520% Quarterly, Pay Variable 1.840% (CNRR007) Quarterly	01/27/2030	CNY 20,170	15	—	15
5-Year Interest Rate Swap, Receive Fixed 2.032% Quarterly, Pay Variable 1.840% (CNRR007) Quarterly	04/25/2029	CNY 5,350	18	—	18
5-Year Interest Rate Swap, Receive Fixed 2.122% Quarterly, Pay Variable 1.840% (CNRR007) Quarterly	02/02/2029	CNY 13,100	48	—	48
5-Year Interest Rate Swap, Receive Fixed 2.3775% Quarterly, Pay Variable 1.840% (CNRR007) Quarterly	07/24/2028	CNY 40,100	172	—	172

Semi-Annual   89

Payden Global Fixed Income Fund continued

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
5-Year Interest Rate Swap, Receive Fixed 2.635% Quarterly,
Pay Variable 1.840% (CNRR007) Quarterly	01/08/2026	CNY 38,600	42	—	42
5-Year Interest Rate Swap, Receive Fixed 2.715% Quarterly,
Pay Variable 1.840% (CNRR007) Quarterly	09/16/2025	CNY 12,200	9	—	9
5-Year Interest Rate Swap, Receive Fixed 2.720% Quarterly,
Pay Variable 1.840% (CNRR007) Quarterly	10/14/2025	CNY 10,000	8	—	8
5-Year Interest Rate Swap, Receive Fixed 2.8225% Quarterly,
Pay Variable 1.840% (CNRR007) Quarterly	02/15/2028	CNY 35,900	204	—	204
5-Year Interest Rate Swap, Receive Fixed 2.350% Quarterly,
Pay Variable 1.840% (CNRR007) Quarterly	07/03/2025	CNY 11,800	2	—	2

			$669	$—	$669

Open OTC Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
5-Year Interest Rate Swap, Receive Fixed 1.850% Quarterly, Pay Variable 1.840% (CNRR007) Quarterly	05/08/2025	CNY 16,000	$—	$—	$—

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$1,235
Non-cash Collateral[2]	(1,235)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

90  Payden Mutual Funds

   Payden Emerging Markets Bond Fund

Schedule of Investments - April 30, 2025 (Unaudited)

Principal or Shares	Security Description	Value (000)

Bond (99%)
Albania (EUR) (0%)
520,000	Albania Government International Bond 144A, 3.50%, 11/23/31 EUR (a)(b)	$558
2,890,000	Albania Government International Bond 144A, 4.75%, 2/14/35 EUR (a)(b)	3,128
		3,686
Angola (USD) (1%)
4,595,000	Angolan Government International Bond 144A, 8.75%, 4/14/32 (a)	3,619
5,850,000	Angolan Government International Bond 144A, 9.13%, 11/26/49 (a)	4,009
3,030,000	Angolan Government International Bond 144A, 9.50%, 11/12/25 (a)(c)	2,967
		10,595
Argentina (USD) (4%)
13,472,800	Argentine Republic Government International Bond, 0.75%, 7/09/30	10,340
1,547,095	Argentine Republic Government International Bond, 1.00%, 7/09/29	1,248
5,107,500	Argentine Republic Government International Bond, 3.50%, 7/09/41	3,095
19,207,476	Argentine Republic Government International Bond, 4.13%, 7/09/35	12,857
4,344,090	Argentine Republic Government International Bond, 5.00%, 1/09/38	3,036
		30,576
Bahamas (USD) (0%)
515,000	Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (a) (c)	482
Bermuda (USD) (0%)
1,105,000	Geopark Ltd. 144A, 8.75%, 1/31/30 (a)	956
1,840,000	Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 144A, 4.85%, 10/14/38 (a)	1,710
		2,666
Brazil (BRL) (4%)
9,669,128	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/50 BRL (b)	1,476
184,400,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/29 BRL (b)	29,447
28,500,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/33 BRL (b)	4,164
		35,087
Brazil (USD) (2%)
3,480,000	Brazilian Government International Bond, 6.00%, 10/20/33	3,434
8,255,000	Brazilian Government International Bond, 6.13%, 3/15/34	8,109
3,360,000	Brazilian Government International Bond, 6.25%, 3/18/31	3,460
2,750,000	Brazilian Government International Bond, 8.25%, 1/20/34	3,076
		18,079
Canada (USD) (0%)
1,720,000	First Quantum Minerals Ltd. 144A, 8.63%, 6/01/31 (a)	1,745

Principal or Shares	Security Description	Value (000)

Cayman Islands (USD) (2%)
3,266,124	Bioceanico Sovereign Certificate Ltd. 144A, 2.80%, 6/05/34 (a)(d)	$2,529
1,315,000	DP World Salaam, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.750%), 6.00% (e)(f)(g)	1,314
2,535,000	Gaci First Investment Co., 5.38%, 10/13/22 (e)	2,073
2,614,000	Liberty Costa Rica Senior Secured Finance 144A, 10.88%, 1/15/31 (a)	2,778
1,655,000	Melco Resorts Finance Ltd. 144A, 7.63%, 4/17/32 (a)	1,599
2,560,000	Sable International Finance Ltd. 144A, 7.13%, 10/15/32 (a)	2,519
		12,812
Chile (CLP) (1%)
3,905,000,000	Bonos de la Tesoreria de la Republica en pesos 144A, 6.00%, 4/01/33 CLP (a)(b)(e)	4,240
Chile (USD) (2%)
4,110,272	Alfa Desarrollo SpA 144A, 4.55%, 9/27/51 (a)	3,025
1,550,000	Banco de Credito e Inversiones SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.944%), 8.75% (a)(f)(g)	1,607
3,870,000	Chile Government International Bond, 3.10%, 5/07/41	2,855
2,473,244	Chile Government International Bond, 5.33%, 1/05/54 (c)	2,306
		9,793
Colombia (USD) (3%)
2,242,000	Colombia Government International Bond, 3.13%, 4/15/31	1,810
2,475,000	Colombia Government International Bond, 3.25%, 4/22/32	1,915
1,440,000	Colombia Government International Bond, 4.13%, 2/22/42	880
5,789,000	Colombia Government International Bond, 6.13%, 1/18/41	4,558
2,010,000	Colombia Government International Bond, 7.38%, 4/25/30	2,044
4,385,000	Colombia Government International Bond, 7.38%, 9/18/37 (c)	4,075
3,190,000	Colombia Government International Bond, 7.75%, 11/07/36	3,043
1,980,000	Colombia Government International Bond, 8.00%, 4/20/33	2,014
3,830,000	Colombia Government International Bond, 8.00%, 11/14/35	3,765
		24,104
Costa Rica (USD) (2%)
8,640,000	Costa Rica Government International Bond 144A, 6.55%, 4/03/34 (a)	8,857
925,000	Costa Rica Government International Bond 144A, 7.00%, 4/04/44 (a)	932
3,920,000	Costa Rica Government International Bond 144A, 7.30%, 11/13/54 (a)	4,001
		13,790
Czech Republic (CZK) (1%)
207,120,000	Czech Republic Government Bond Series 145, 3.50%, 5/30/35 CZK (b)	8,992

Semi-Annual   91

   Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)
Dominican Republic (USD) (3%)
1,900,000	Dominican Republic International Bond 144A, 4.50%, 1/30/30 (a)	$1,773
4,780,000	Dominican Republic International Bond 144A, 4.88%, 9/23/32 (a)	4,303
4,640,000	Dominican Republic International Bond 144A, 5.50%, 2/22/29 (a)	4,585
3,340,000	Dominican Republic International Bond 144A, 6.00%, 7/19/28 (a)	3,367
6,130,000	Dominican Republic International Bond 144A, 6.00%, 2/22/33 (a)	5,930
1,580,000	Dominican Republic International Bond 144A, 6.60%, 6/01/36 (a)	1,555
1,820,000	Dominican Republic International Bond 144A, 6.95%, 3/15/37 (a)	1,810
		23,323
Ecuador (USD) (1%)
1,257,250	Ecuador Government International Bond 144A, 5.00%, 7/31/40 (a)	660
9,457,819	Ecuador Government International Bond 144A, 5.50%, 7/31/35 (a)	5,704
1,949,320	Ecuador Government International Bond 144A, 6.90%, 7/31/30 (a)	1,463
5,160,000	Ecuador Government International Bond 144A, 13.07%, 7/31/30 (a)(d)	3,152
		10,979
Egypt (EUR) (1%)
7,740,000	Egypt Government International Bond 144A, 6.38%, 4/11/31 EUR (a)(b)	7,582
Egypt (USD) (1%)
2,865,000	Egypt Government International Bond 144A, 7.63%, 5/29/32 (a)	2,446
1,975,000	Egypt Government International Bond 144A, 7.90%, 2/21/48 (a)(c)	1,363
4,290,000	Egypt Government International Bond 144A, 8.75%, 9/30/51 (a)	3,175
		6,984
El Salvador (USD) (1%)
2,720,000	El Salvador Government International Bond 144A, 0.25%, 4/17/30 (a)	61
1,165,000	El Salvador Government International Bond 144A, 7.63%, 2/01/41 (a)	1,044
2,720,000	El Salvador Government International Bond 144A, 9.25%, 4/17/30 (a)	2,809
2,845,000	El Salvador Government International Bond 144A, 9.50%, 7/15/52 (a)	2,852
		6,766
Gabon (USD) (0%)
2,688,000	Gabon Government International Bond 144A, 6.63%, 2/06/31 (a)	1,917
Ghana (USD) (1%)
529,437	Ghana Government International Bond 144A, 4.72%, 7/03/26 (a)(d)	502
695,246	Ghana Government International Bond 144A, 4.96%, 1/03/30 (a)(d)	528
111,320	Ghana Government International Bond, 5.00%, 7/03/29 (e)	95
4,368,494	Ghana Government International Bond 144A, 5.00%, 7/03/29 (a)	3,730

Principal or Shares	Security Description	Value (000)

160,080	Ghana Government International Bond, 5.00%, 7/03/35 (e)	$109
7,396,842	Ghana Government International Bond 144A, 5.00%, 7/03/35 (a)	5,033
23,166	Ghana Government International Bond, 5.05%, 1/03/30 (d)(e)	18
11,040	Ghana Government International Bond, 5.19%, 7/03/26 (d)(e)	10
		10,025
Guatemala (USD) (2%)
1,047,000	Guatemala Government Bond 144A, 4.38%, 6/05/27 (a)	1,024
2,895,000	Guatemala Government Bond 144A, 4.65%, 10/07/41 (a)	2,245
5,105,000	Guatemala Government Bond 144A, 5.38%, 4/24/32 (a)(c)	4,916
8,880,000	Guatemala Government Bond 144A, 6.60%, 6/13/36 (a)	8,896
		17,081
Hungary (HUF) (1%)
2,575,310,000	Hungary Government Bond Series 35/A, 7.00%, 10/24/35 HUF (b)	7,316
Hungary (USD) (3%)
2,600,000	Hungary Government International Bond 144A, 2.13%, 9/22/31 (a)	2,116
5,100,000	Hungary Government International Bond 144A, 3.13%, 9/21/51 (a)	2,994
7,195,000	Hungary Government International Bond 144A, 5.25%, 6/16/29 (a)	7,195
8,300,000	Hungary Government International Bond 144A, 5.50%, 6/16/34 (a)	8,012
1,160,000	Hungary Government International Bond 144A, 6.13%, 5/22/28 (a)	1,194
2,170,000	Hungary Government International Bond 144A, 6.25%, 9/22/32 (a)	2,239
4,174,000	Hungary Government International Bond Series 30Y, 7.63%, 3/29/41	4,621
		28,371
India (USD) (1%)
1,675,000	Muthoot Finance Ltd. 144A, 7.13%, 2/14/28 (a)	1,665
1,578,281	SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/ UBEPL 144A, 7.80%, 7/31/31 (a)	1,499
1,655,000	Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (a)	1,653
		4,817
Indonesia (EUR) (1%)
6,335,000	Indonesia Government International Bond, 1.10%, 3/12/33 EUR (b)	5,875
415,000	Indonesia Government International Bond, 3.88%, 1/15/33 EUR (b)	472
		6,347
Indonesia (IDR) (1%)
67,377,000,000	Indonesia Treasury Bond Series 100, 6.63%, 2/15/34 IDR (b)	4,005
43,321,000,000	Indonesia Treasury Bond Series 103, 6.75%, 7/15/35 IDR (b)	2,590
58,833,000,000	Indonesia Treasury Bond Series FR72, 8.25%, 5/15/36 IDR (b)	3,883
		10,478

92  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Indonesia (USD) (3%)
3,030,000	Hutama Karya Persero PT 144A, 3.75%, 5/11/30 (a)	$2,859
4,450,000	Indonesia Government International Bond, 3.05%, 3/12/51	2,896
8,235,000	Indonesia Government International Bond, 4.45%, 4/15/70	6,520
4,770,000	Perusahaan Penerbit SBSN Indonesia III 144A, 5.65%, 11/25/54 (a)	4,621
1,821,569	Sorik Marapi Geothermal Power PT 144A, 7.75%, 8/05/31 (a)	1,774
		18,670
Israel (USD) (0%)
2,255,000	Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a) (c)(e)	2,189
Ivory Coast (EUR) (0%)
579,000	Ivory Coast Government International Bond 144A, 4.88%, 1/30/32 EUR (a)(b)	568
2,050,000	Ivory Coast Government International Bond 144A, 5.88%, 10/17/31 EUR (a)(b)	2,119
		2,687
Ivory Coast (USD) (1%)
3,735,000	Ivory Coast Government International Bond 144A, 6.13%, 6/15/33 (a)(c)	3,223
1,713,000	Ivory Coast Government International Bond 144A, 6.38%, 3/03/28 (a)	1,691
2,690,000	Ivory Coast Government International Bond 144A, 8.08%, 4/01/36 (a)	2,487
1,940,000	Ivory Coast Government International Bond 144A, 8.25%, 1/30/37 (a)	1,788
		9,189
Jordan (USD) (0%)
1,800,000	Jordan Government International Bond 144A, 6.13%, 1/29/26 (a)(c)	1,799
1,320,000	Jordan Government International Bond 144A, 7.75%, 1/15/28 (a)	1,340
		3,139
Kenya (USD) (0%)
2,785,000	Republic of Kenya Government International Bond 144A, 7.25%, 2/28/28 (a)	2,620
Lebanon (USD) (0%)
4,065,000	Lebanon Government International Bond Series 10Y, 6.00%, 1/27/23 (e)(h)	703
4,545,000	Lebanon Government International Bond, 6.20%, 2/26/25 (e)(h)	786
3,365,000	Lebanon Government International Bond, 6.60%, 11/27/26 (e)(h)	580
1,096,000	Lebanon Government International Bond, 6.65%, 2/26/30 (e)(h)	189
2,290,000	Lebanon Government International Bond Series 15Y, 6.75%, 11/29/27 (e)(h)	395
1,210,000	Lebanon Government International Bond, 6.85%, 5/25/29 (e)(h)	209
4,140,000	Lebanon Government International Bond Series 15YR, 7.00%, 3/23/32 (e)(h)	714
		3,576
Luxembourg (USD) (1%)
3,835,000	EIG Pearl Holdings Sarl 144A, 4.39%, 11/30/46 (a)	2,972

Principal or Shares	Security Description	Value (000)

1,700,000	Greensaif Pipelines Bidco Sarl 144A, 5.85%, 2/23/36 (a)	$1,713
445,000	Minerva Luxembourg SA 144A, 4.38%, 3/18/31 (a)(c)	392
2,385,000	Minerva Luxembourg SA 144A, 8.88%, 9/13/33 (a)	2,546
1,878,508	Tierra Mojada Luxembourg II Sarl 144A, 5.75%, 12/01/40 (a)	1,727
		9,350
Malaysia (USD) (1%)
2,105,000	Petronas Capital Ltd. 144A, 4.55%, 4/21/50 (a)	1,777
4,930,000	Petronas Capital Ltd. 144A, 5.34%, 4/03/35 (a)	5,011
		6,788
Mauritius (USD) (0%)
751,500	Greenko Power II Ltd. 144A, 4.30%, 12/13/28 (a)	691
2,102,190	India Cleantech Energy 144A, 4.70%, 8/10/26 (a)	2,046
		2,737
Mexico (EUR) (0%)
2,325,000	Petroleos Mexicanos, 3.75%, 4/16/26 EUR (b) (e)	2,574
Mexico (MXN) (1%)
26,900,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN (b)	830
60,280,000	Mexican Bonos Series M, 7.50%, 5/26/33 MXN (b)	2,780
150,519,861	Mexican Udibonos Series S, 2.75%, 11/27/31 MXN (b)	6,662
		10,272
Mexico (USD) (5%)
1,475,000	Banco Nacional de Comercio Exterior SNC 144A, 5.88%, 5/07/30	1,468
2,785,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.650%), 5.13%, 1/18/33 (a)(f)	2,637
3,281,717	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	3,158
1,635,542	FIEMEX Energia-Banco Actinver SA Institucion de Banca Multiple 144A, 7.25%, 1/31/41 (a)	1,625
1,730,000	Mexico Government International Bond, 4.88%, 5/19/33	1,596
1,270,000	Mexico Government International Bond, 5.40%, 2/09/28	1,293
1,320,000	Mexico Government International Bond, 6.00%, 5/07/36	1,261
4,920,000	Mexico Government International Bond, 6.34%, 5/04/53	4,335
1,330,000	Mexico Government International Bond, 6.88%, 5/13/37	1,348
3,458,000	Petroleos Mexicanos, 6.49%, 1/23/27	3,381
3,640,000	Petroleos Mexicanos, 6.50%, 3/13/27	3,559
6,045,000	Petroleos Mexicanos, 6.63%, 6/15/35	4,669
2,981,000	Petroleos Mexicanos, 6.70%, 2/16/32	2,557
860,000	Petroleos Mexicanos, 6.95%, 1/28/60	574
2,975,000	Petroleos Mexicanos, 7.69%, 1/23/50	2,173
3,190,000	Petroleos Mexicanos, 8.75%, 6/02/29	3,139
		38,773

Semi-Annual   93

   Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)
Montenegro (USD) (0%)
1,625,000	Montenegro Government International Bond 144A, 7.25%, 3/12/31 (a)	$1,641
Morocco (EUR) (0%)
2,485,000	Morocco Government International Bond 144A, 4.75%, 4/02/35 EUR (a)(b)	2,797
Morocco (USD) (1%)
3,985,000	Morocco Government International Bond 144A, 5.95%, 3/08/28 (a)	4,058
1,840,000	Morocco Government International Bond 144A, 6.50%, 9/08/33 (a)	1,905
965,000	OCP SA 144A, 6.10%, 4/30/30 (a)	967
1,700,000	OCP SA 144A, 6.70%, 3/01/36 (a)	1,686
		8,616
Netherlands (USD) (0%)
956,489	Yinson Boronia Production BV 144A, 8.95%, 7/31/42 (a)	983
Nigeria (USD) (2%)
3,470,000	Nigeria Government International Bond 144A, 6.13%, 9/28/28 (a)	3,119
3,525,000	Nigeria Government International Bond 144A, 6.50%, 11/28/27 (a)	3,320
4,575,000	Nigeria Government International Bond 144A, 7.70%, 2/23/38 (a)	3,561
3,430,000	Nigeria Government International Bond 144A, 8.38%, 3/24/29 (a)	3,249
		13,249
Oman (USD) (3%)
3,825,000	Oman Government International Bond 144A, 5.38%, 3/08/27 (a)	3,850
8,480,000	Oman Government International Bond 144A, 5.63%, 1/17/28 (a)	8,587
4,320,000	Oman Government International Bond 144A, 6.25%, 1/25/31 (a)	4,531
2,610,000	Oman Government International Bond 144A, 6.50%, 3/08/47 (a)	2,595
1,870,000	Oman Government International Bond 144A, 7.38%, 10/28/32 (a)	2,097
		21,660
Pakistan (USD) (1%)
2,805,000	Pakistan Government International Bond 144A, 7.38%, 4/08/31 (a)	2,219
2,665,000	Pakistan Government International Bond 144A, 8.88%, 4/08/51 (a)	1,904
		4,123
Panama (USD) (2%)
2,480,000	Panama Government International Bond, 4.30%, 4/29/53	1,514
3,195,000	Panama Government International Bond, 4.50%, 4/16/50	2,060
2,275,000	Panama Government International Bond, 6.40%, 2/14/35	2,157
6,410,000	Panama Government International Bond, 7.50%, 3/01/31	6,667
8,100,000	Panama Government International Bond, 8.00%, 3/01/38	8,404
		20,802

Principal or Shares	Security Description	Value (000)
Paraguay (USD) (2%)
1,940,000	Paraguay Government International Bond 144A, 2.74%, 1/29/33 (a)	$1,636
1,347,000	Paraguay Government International Bond 144A, 4.70%, 3/27/27 (a)	1,345
2,255,000	Paraguay Government International Bond 144A, 5.60%, 3/13/48 (a)	1,988
4,510,000	Paraguay Government International Bond 144A, 5.85%, 8/21/33 (a)	4,555
4,440,000	Paraguay Government International Bond 144A, 6.00%, 2/09/36 (a)	4,482
5,745,000	Paraguay Government International Bond 144A, 6.10%, 8/11/44 (a)	5,422
		19,428
Peru (PEN) (3%)
18,835,000	Peru Government Bond, 5.35%, 8/12/40 PEN (b)	4,293
16,365,000	Peru Government Bond, 5.40%, 8/12/34 PEN (b)	4,117
15,920,000	Peru Government Bond 144A, 7.60%, 8/12/39 PEN (a)(b)(e)	4,523
42,000,000	Peruvian Government International Bond 144A, 6.90%, 8/12/37 PEN (a)(b)	11,340
		24,273
Peru (USD) (2%)
1,930,000	Banco de Credito del Peru S.A. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.000%), 3.13%, 7/01/30 (a)(f)	1,927
450,000	Banco de Credito del Peru S.A. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.450%), 3.25%, 9/30/31 (a)(c)(f)	433
4,975,000	Peruvian Government International Bond, 3.00%, 1/15/34	4,155
5,935,000	Peruvian Government International Bond, 3.60%, 1/15/72	3,636
1,910,000	Peruvian Government International Bond, 5.38%, 2/08/35	1,886
4,660,000	Peruvian Government International Bond, 5.88%, 8/08/54	4,429
490,000	Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 144A, 6.24%, 7/03/36 (a)	500
		16,966
Philippines (USD) (1%)
4,565,000	Philippine Government International Bond, 3.70%, 3/01/41	3,670
2,445,000	Philippine Government International Bond, 5.50%, 1/17/48	2,379
4,245,000	Philippine Government International Bond, 5.90%, 2/04/50	4,326
		10,375
Poland (EUR) (1%)
4,075,000	Republic of Poland Government International Bond, 3.63%, 1/16/35 EUR (b)(e)	4,692
Poland (PLN) (1%)
39,740,000	Republic of Poland Government Bond Series 1034, 5.00%, 10/25/34 PLN (b)	10,357
Poland (USD) (3%)
2,090,000	Bank Gospodarstwa Krajowego 144A, 5.38%, 5/22/33 (a)	2,106

94  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
5,650,000	Bank Gospodarstwa Krajowego 144A, 5.75%, 7/09/34 (a)	$5,780
2,900,000	Republic of Poland Government International Bond, 5.50%, 4/04/53	2,719
13,400,000	Republic of Poland Government International Bond, 5.50%, 3/18/54	12,479
		23,084
Qatar (USD) (1%)
3,690,000	Qatar Government International Bond 144A, 4.40%, 4/16/50 (a)	3,134
3,215,000	Qatar Government International Bond 144A, 4.82%, 3/14/49 (a)	2,923
3,050,000	Qatar Government International Bond 144A, 5.10%, 4/23/48 (a)	2,893
		8,950
Romania (EUR) (0%)
2,726,000	Romanian Government International Bond 144A, 4.63%, 4/03/49 EUR (a)(b)	2,264
1,730,000	Romanian Government International Bond 144A, 5.63%, 2/22/36 EUR (a)(b)	1,800
		4,064
Romania (USD) (2%)
2,700,000	Romanian Government International Bond 144A, 3.00%, 2/27/27 (a)	2,586
9,020,000	Romanian Government International Bond 144A, 5.75%, 3/24/35 (a)	8,001
2,320,000	Romanian Government International Bond 144A, 6.13%, 1/22/44 (a)	1,980
2,550,000	Romanian Government International Bond 144A, 7.50%, 2/10/37 (a)	2,540
		15,107
Saudi Arabia (USD) (3%)
4,775,000	Saudi Arabian Oil Co. 144A, 4.25%, 4/16/39 (a)	4,118
2,135,000	Saudi Arabian Oil Co. 144A, 5.75%, 7/17/54 (a)	1,999
3,550,000	Saudi Government International Bond 144A, 3.25%, 11/17/51 (a)	2,226
7,025,000	Saudi Government International Bond 144A, 3.45%, 2/02/61 (a)	4,328
6,305,000	Saudi Government International Bond 144A, 3.75%, 1/21/55 (a)	4,270
2,335,000	Saudi Government International Bond 144A, 5.25%, 1/16/50 (a)	2,086
		19,027
Senegal (USD) (1%)
2,245,000	Senegal Government International Bond 144A, 6.25%, 5/23/33 (a)	1,566
5,490,000	Senegal Government International Bond 144A, 6.75%, 3/13/48 (a)	3,334
		4,900
Singapore (USD) (0%)
1,955,000	Continuum Energy Aura Pte Ltd. 144A, 9.50%, 2/24/27 (a)	1,998
South Africa (USD) (2%)
905,000	Eskom Holdings SOC Ltd. 144A, 6.35%, 8/10/28 (a)	895
2,005,000	Eskom Holdings SOC Ltd. 144A, 8.45%, 8/10/28 (a)	2,050

Principal or Shares	Security Description	Value (000)
3,120,000	Republic of South Africa Government International Bond, 4.30%, 10/12/28	$2,955
2,700,000	Republic of South Africa Government International Bond, 5.65%, 9/27/47	1,942
4,980,000	Republic of South Africa Government International Bond, 5.75%, 9/30/49	3,569
4,700,000	Republic of South Africa Government International Bond, 5.88%, 6/22/30	4,565
1,905,000	Republic of South Africa Government International Bond 144A, 7.10%, 11/19/36 (a)	1,816
3,690,000	Republic of South Africa Government International Bond, 7.30%, 4/20/52	3,165
		20,957
Spain (USD) (0%)
1,313,954	AI Candelaria -spain- SA 144A, 7.50%, 12/15/28 (a)	1,297
Sri Lanka (USD) (2%)
2,905,840	Sri Lanka Government International Bond 144A, 3.10%, 1/15/30 (a)	2,361
4,915,164	Sri Lanka Government International Bond 144A, 3.35%, 3/15/33 (a)	3,440
3,318,868	Sri Lanka Government International Bond 144A, 3.60%, 6/15/35 (a)	2,165
2,303,369	Sri Lanka Government International Bond 144A, 3.60%, 5/15/36 (a)	1,618
4,608,677	Sri Lanka Government International Bond 144A, 3.60%, 2/15/38 (a)	3,261
2,356,107	Sri Lanka Government International Bond 144A, 4.00%, 4/15/28 (a)	2,191
		15,036
Supranational (INR) (0%)
66,000,000	European Bank for Reconstruction & Development, 6.75%, 3/14/31 INR (b)	786
Supranational (USD) (0%)
1,473,659	Borr IHC Ltd./Borr Finance LLC 144A, 10.00%, 11/15/28 (a)	1,268
485,000	Promigas SA ESP/Gases del Pacifico SAC 144A, 3.75%, 10/16/29 (a)	458
		1,726
Turkey (EUR) (1%)
3,810,000	Turkiye Government International Bond, 5.88%, 5/21/30 EUR (b)	4,459
Turkey (TRY) (1%)
193,565,000	Turkiye Government Bond Series 5Y, 17.30%, 7/19/28 TRY (b)	3,302
87,970,000	Turkiye Government Bond Series 2Y, 36.00%, 8/12/26 TRY (b)	2,093
		5,395
Turkey (USD) (3%)
4,710,000	Hazine Mustesarligi Varlik Kiralama AS 144A, 8.51%, 1/14/29 (a)	4,997
3,170,000	Istanbul Metropolitan Municipality 144A, 10.50%, 12/06/28 (a)	3,380
1,655,000	Limak Cimento Sanayi ve Ticaret AS 144A, 9.75%, 7/25/29 (a)	1,627
2,095,000	Turkiye Government International Bond Series 11Y, 4.25%, 4/14/26	2,070
1,070,000	Turkiye Government International Bond Series 30Y, 6.00%, 1/14/41	855

Semi-Annual   95

   Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)
3,375,000	Turkiye Government International Bond Series 7Y, 7.13%, 2/12/32	$3,298
2,755,000	Turkiye Government International Bond, 9.13%, 7/13/30	2,991
1,705,000	Yapi ve Kredi Bankasi AS 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.499%), 9.74% (a)(f)(g)	1,726
		20,944
Ukraine (USD) (1%)
109,127	Ukraine Government International Bond 144A, 1.75%, 2/01/29 (a)	68
288,922	Ukraine Government International Bond, 1.75%, 2/01/29 (e)	181
4,097,407	Ukraine Government International Bond 144A, 1.75%, 2/01/34 (a)	2,063
505,614	Ukraine Government International Bond, 1.75%, 2/01/34 (e)	255
3,761,258	Ukraine Government International Bond 144A, 1.75%, 2/01/35 (a)	1,862
577,845	Ukraine Government International Bond, 1.75%, 2/01/35 (e)	286
2,892,488	Ukraine Government International Bond 144A, 1.75%, 2/01/36 (a)	1,405
72,231	Ukraine Government International Bond, 1.75%, 2/01/36 (e)	35
2,695,000	Ukraine Government International Bond 144A, 2.04%, 8/01/41 (a)(d)(f)	1,925
759,110	Ukraine Government International Bond 144A, 16.60%, 2/01/34 (a)(d)	292
593,240	Ukraine Government International Bond 144A, 18.44%, 2/01/30 (a)(d)	293
78,912	Ukraine Government International Bond, 18.44%, 2/01/30 (d)(e)	39
		8,704
United Arab Emirates (USD) (3%)
9,558,000	Abu Dhabi Crude Oil Pipeline LLC 144A, 4.60%, 11/02/47 (a)	8,485
2,415,000	Abu Dhabi Developmental Holding Co. PJSC 144A, 5.25%, 10/02/54 (a)	2,211
3,790,000	Abu Dhabi Government International Bond 144A, 5.50%, 4/30/54 (a)	3,765
2,021,212	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	2,013
1,580,000	MDGH GMTN RSC Ltd. 144A, 5.08%, 5/22/53 (a)	1,445
2,000,000	UAE International Government Bond 144A, 4.95%, 7/07/52 (a)	1,834
		19,753
United States (USD) (3%)
5,045,708	BBFI Liquidating Trust 144A, 6.24%, 12/30/99 (a)(d)	50
19,000,000	Federal Home Loan Bank Discount Notes, 4.18%, 5/01/25 (d)	18,998
2,535,000	Gran Tierra Energy Inc. 144A, 9.50%, 10/15/29 (a)	1,974
10,350,000	U.S. Treasury Bill, 4.22%, 5/06/25 (d)	10,344
		31,366
Uruguay (USD) (0%)
2,330,000	Uruguay Government International Bond, 5.44%, 2/14/37	$2,376

Principal or Shares	Security Description	Value (000)
Uzbekistan (USD) (1%)
3,950,000	Republic of Uzbekistan International Bond 144A, 3.70%, 11/25/30 (a)	3,401
4,280,000	Republic of Uzbekistan International Bond 144A, 5.38%, 2/20/29 (a)	4,175
3,200,000	Republic of Uzbekistan International Bond 144A, 7.85%, 10/12/28 (a)	3,383
		10,959
Venezuela (USD) (0%)
3,630,000	Petroleos de Venezuela SA, 5.38%, 4/12/27 (e)(h)	430
3,220,000	Petroleos de Venezuela SA, 6.00%, 11/15/26 (e)(h)	382
1,122,500	Petroleos de Venezuela SA, 8.50%, 10/27/20 (e)(h)	1,055
2,890,000	Petroleos de Venezuela SA, 9.00%, 11/17/21 (e)(h)	376
1,640,000	Petroleos de Venezuela SA, 12.75%, 2/17/22 (e)(h)	225
1,420,000	Venezuela Government International Bond, 7.00%, 3/31/38 (e)(h)	220
4,560,000	Venezuela Government International Bond, 7.65%, 4/21/25 (e)(h)	673
12,420,000	Venezuela Government International Bond, 7.75%, 10/13/19 (e)(h)	1,762
3,375,000	Venezuela Government International Bond, 8.25%, 10/13/24 (e)(h)	498
4,870,000	Venezuela Government International Bond, 9.25%, 9/15/27 (h)	864
		6,485
Virgin Islands (British) (USD) (1%)
3,125,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 144A, 5.25%, 4/27/29 (a)	2,993
Zambia (USD) (1%)
2,326,963	Zambia Government International Bond 144A, 0.50%, 12/31/53 (a)	1,329
5,630,593	Zambia Government International Bond 144A, 5.75%, 6/30/33 (a)	4,900
		6,229
Total Bond (Cost - $856,035)		827,754
Investment Company (1%)
10,849,164	Payden Cash Reserves Money Market Fund* (Cost - $10,849)	10,849
Total Investments (Cost - $866,884) (100%)		838,603
Liabilities in excess of Other Assets (0%)		959
Net Assets (100%)		$839,562

96  Payden Mutual Funds

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Principal in foreign currency.
(c)

All or a portion of these securities are on loan. At April 30, 2025, the total market value of the Fund’s securities on loan is $5,696 and the total market value of the collateral held by the Fund is $5,922. Amounts in 000s.

(d)	Yield to maturity at time of purchase.
(e)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(f)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025.
(g)	Perpetual security with no stated maturity date.
(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
BRL 26,673	USD 4,331	HSBC Bank USA, N.A.	06/27/2025	$304
BRL 20,551	USD 3,548	Morgan Stanley	06/27/2025	23
CNH 42,760	USD 5,855	HSBC Bank USA, N.A.	05/12/2025	33
CZK 90,200	USD 3,956	HSBC Bank USA, N.A.	06/09/2025	143
EUR 7,839	USD 8,608	HSBC Bank USA, N.A.	06/18/2025	300
HUF 1,510,300	USD 4,104	BNP PARIBAS	06/23/2025	115
KRW 5,795,000	USD 4,078	Barclays Bank PLC	05/30/2025	7
KZT 4,437,700	USD 8,430	Barclays Bank PLC	05/12/2025	165
MXN 82,870	USD 4,117	BNP PARIBAS	06/20/2025	80
PEN 15,438	USD 4,209	BNP PARIBAS	05/12/2025	1
PLN 8,598	USD 2,148	HSBC Bank USA, N.A.	05/12/2025	126
USD 7,635	HUF 2,716,400	BNP PARIBAS	06/23/2025	47
USD 4,278	CLP 3,989,200	BNP PARIBAS	07/24/2025	67
USD 12,738	CNH 92,323	HSBC Bank USA, N.A.	05/12/2025	25
USD 3,651	BRL 20,885	HSBC Bank USA, N.A.	06/27/2025	22

				1,458

Liabilities:
COP 3,022,000	USD 712	BNP PARIBAS	06/10/2025	(1)
EUR 10,473	USD 11,964	BNP PARIBAS	06/18/2025	(63)
HUF 2,716,416	USD 7,655	BNP PARIBAS	05/05/2025	(47)
PEN 31,904	USD 8,797	HSBC Bank USA, N.A.	05/12/2025	(98)
THB 315,550	USD 9,477	Barclays Bank PLC	05/20/2025	(16)
TRY 91,078	USD 2,225	Barclays Bank PLC	06/24/2025	(6)
USD 8,567	KZT 4,437,700	Barclays Bank PLC	05/12/2025	(28)
USD 8,937	THB 308,020	Barclays Bank PLC	05/20/2025	(297)
USD 6,557	THB 219,680	Barclays Bank PLC	05/20/2025	(29)
USD 5,984	KRW 8,614,000	Barclays Bank PLC	05/30/2025	(89)
USD 4,225	IDR 71,937,000	Barclays Bank PLC	07/21/2025	(93)
USD 3,671	PEN 13,485	BNP PARIBAS	05/12/2025	(6)
USD 4,810	PLN 18,949	BNP PARIBAS	05/12/2025	(201)
USD 2,097	KRW 3,036,000	BNP PARIBAS	05/30/2025	(43)
USD 8,693	EUR 7,886	BNP PARIBAS	06/18/2025	(269)
USD 4,693	MXN 94,980	BNP PARIBAS	06/20/2025	(117)
USD 782	INR 67,640	BNP PARIBAS	07/21/2025	(14)
USD 5,461	MXN 110,830	Goldman Sachs & Co.	06/20/2025	(151)
USD 5,629	CNH 41,023	HSBC Bank USA, N.A.	05/12/2025	(20)
USD 21,122	PEN 78,503	HSBC Bank USA, N.A.	05/12/2025	(284)
USD 2,109	PLN 8,598	HSBC Bank USA, N.A.	05/12/2025	(165)
USD 5,370	PLN 20,846	HSBC Bank USA, N.A.	05/12/2025	(143)
USD 7,149	CZK 164,470	HSBC Bank USA, N.A.	06/09/2025	(325)
USD 9,565	COP 41,902,000	HSBC Bank USA, N.A.	06/10/2025	(292)

Semi-Annual   97

Payden Emerging Markets Bond Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
USD 27,152	EUR 24,877	HSBC Bank USA, N.A.	06/18/2025	$(1,117)
USD 27,220	BRL 161,893	HSBC Bank USA, N.A.	06/27/2025	(913)

				(4,827)

Net Unrealized Appreciation (Depreciation)				$(3,369)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (000s)
Long Contracts:
U.S. 10-Year Ultra Future	77	Jun-25	$8,835	$83	$83
U.S. Treasury 5-Year Note Future	60	Jun-25	6,552	43	43

Total Futures					$126

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
2-Year Interest Rate Swap, Receive Fixed 9.070% 28 days, Pay Variable 9.080% (MXIBTIEF) 28 days	11/23/2026	MXN 495,000	$568	$—	$568
2-Year Interest Rate Swap, Receive Fixed 9.150% 28 days, Pay Variable 9.080% (MXIBTIEF) 28 days	11/19/2026	MXN 396,640	476	—	476
8-Year Interest Rate Swap, Pay Fixed 1.341% Annually, Receive Variable 2.156% (ESTRON) Annually	10/17/2030	EUR 2,250	104	—	104
8-Year SOFR Swap, Receive Fixed 2.776% Annually, Pay Variable 4.410% (SOFRRATE) Annually	10/17/2030	USD 2,534	(103)	—	(103)
9-Year Interest Rate Swap, Pay Fixed 2.079% Annually, Receive Variable 2.156% (ESTRON) Annually	10/30/2031	EUR 5,215	10	—	10
9-Year SOFR Swap, Receive Fixed 2.921% Annually, Pay Variable 4.410% (SOFRRATE) Annually	10/30/2031	USD 5,530	(220)	—	(220)

			$835	$—	$835

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$5,696
Non-cash Collateral[2]	(5,696)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

98  Payden Mutual Funds

   Payden Emerging Markets Local Bond Fund

Schedule of Investments - April 30, 2025 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bond (95%)
Angola (USD) (0%)
275,000	Angolan Government International Bond 144A, 8.75%, 4/14/32 (a)	$217
Argentina (USD) (0%)
242,000	Argentine Republic Government International Bond, 0.75%, 7/09/30	186
Brazil (BRL) (11%)
7,800,000	Brazil Letras do Tesouro Nacional, 13.19%, 7/01/25 BRL (b)(c)	1,344
854,481	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/50 BRL (c)	130
5,000,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/27 BRL (c)	836
33,400,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/29 BRL (c)	5,334
11,400,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31 BRL (c)	1,724
		9,368
Chile (CLP) (2%)
1,200,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.00%, 3/01/35 CLP (c)	1,219
355,000,000	Bonos de la Tesoreria de la Republica en pesos 144A, 6.00%, 4/01/33 CLP (a)(c)(d)	386
		1,605
China (CNY) (8%)
5,500,000	China Government Bond Series 2216, 2.50%, 7/25/27 CNY (c)	773
5,300,000	China Government Bond, 2.52%, 8/25/33 CNY (c)	776
9,500,000	China Government Bond, 2.75%, 6/15/29 CNY (c)	1,372
14,450,000	China Government Bond, 2.76%, 5/15/32 CNY (c)	2,144
3,000,000	China Government Bond, 3.02%, 10/22/25 CNY (c)	416
980,000	China Government Bond, 3.19%, 4/15/53 CNY (c)	172
4,790,000	China Government Bond Series 1906, 3.29%, 5/23/29 CNY (c)	710
		6,363
Colombia (COP) (3%)
1,673,000,000	Colombian TES Series B, 5.75%, 11/03/27 COP (c)	363
603,000,000	Colombian TES Series B, 6.00%, 4/28/28 COP (c)	128
2,502,100,000	Colombian TES Series B, 7.00%, 3/26/31 COP (c)	483
2,322,800,000	Colombian TES Series B, 7.25%, 10/18/34 COP (c)	404
2,780,200,000	Colombian TES Series B, 7.25%, 10/26/50 COP (c)	388
3,345,000,000	Colombian TES Series B, 9.25%, 5/28/42 COP (c)	605

Principal or Shares	Security Description	Value (000)

1,436,000,000	Empresas Publicas de Medellin ESP 144A, 8.38%, 11/08/27 COP (a)(c)	$311
		2,682
Czech Republic (CZK) (4%)
18,460,000	Czech Republic Government Bond Series 125, 1.50%, 4/24/40 CZK (c)	577
29,240,000	Czech Republic Government Bond Series 103, 2.00%, 10/13/33 CZK (c)	1,145
22,410,000	Czech Republic Government Bond Series 145, 3.50%, 5/30/35 CZK (c)	973

11,700,000	Czech Republic Government Bond Series 151, 4.90%, 4/14/34 CZK (c)	569
		3,264
Dominican Republic (DOP) (0%)
11,950,000	Dominican Republic International Bond 144A, 13.63%, 2/03/33 DOP (a)(c)	236
Ghana (USD) (1%)
570,000	Ghana Government International Bond 144A, 5.00%, 7/03/35 (a)	388
Guatemala (USD) (0%)
350,000	Guatemala Government Bond 144A, 4.50%, 5/03/26 (a)	347
Hungary (HUF) (2%)
29,580,000	Hungary Government Bond Series 41/A, 3.00%, 4/25/41 HUF (c)	52
604,550,000	Hungary Government Bond Series 35/A, 7.00%, 10/24/35 HUF (c)	1,717
		1,769
Indonesia (EUR) (0%)
120,000	Indonesia Government International Bond, 1.10%, 3/12/33 EUR (c)	111
130,000	Indonesia Government International Bond, 3.88%, 1/15/33 EUR (c)	148
		259
Indonesia (IDR) (8%)
28,039,000,000	Indonesia Treasury Bond Series FR87, 6.50%, 2/15/31 IDR (c)	1,674
8,527,000,000	Indonesia Treasury Bond Series 100, 6.63%, 2/15/34 IDR (c)	507
3,733,000,000	Indonesia Treasury Bond Series 103, 6.75%, 7/15/35 IDR (c)	223
32,066,000,000	Indonesia Treasury Bond Series FR96, 7.00%, 2/15/33 IDR (c)	1,951
9,805,000,000	Indonesia Treasury Bond Series FR97, 7.13%, 6/15/43 IDR (c)	594
10,100,000,000	Indonesia Treasury Bond Series FR72, 8.25%, 5/15/36 IDR (c)	667
8,511,000,000	Indonesia Treasury Bond Series FR68, 8.38%, 3/15/34 IDR (c)	563
8,491,000,000	Indonesia Treasury Bond Series FR79, 8.38%, 4/15/39 IDR (c)	569
		6,748

Semi-Annual   99

   Payden Emerging Markets Local Bond Fund continued

Principal or Shares	Security Description	Value (000)
Malaysia (MYR) (7%)
2,160,000	Malaysia Government Bond Series 0307, 3.50%, 5/31/27 MYR (c)	$504
3,420,000	Malaysia Government Bond Series 0219, 3.89%, 8/15/29 MYR (c)	810
8,390,000	Malaysia Government Bond Series 0222, 4.70%, 10/15/42 MYR (c)	2,139
5,000,000	Malaysia Government Bond Series 0317, 4.76%, 4/07/37 MYR (c)	1,267
3,200,000	Malaysia Government Bond Series 0418, 4.89%, 6/08/38 MYR (c)	826
		5,546
Mexico (MXN) (8%)
4,730,000	America Movil SAB de CV, 9.50%, 1/27/31 MXN (c)	241
8,110,000	America Movil SAB de CV, 10.13%, 1/22/29 MXN (c)	422
7,270,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN (c)	224
33,490,000	Mexican Bonos Series M, 7.50%, 5/26/33 MXN (c)	1,545
9,750,000	Mexican Bonos Series M, 7.75%, 11/13/42 MXN (c)	409
13,640,000	Mexican Bonos Series M, 8.00%, 11/07/47 MXN (c)	577
27,800,000	Mexican Bonos Series M, 8.50%, 5/31/29 MXN (c)	1,410
25,300,000	Mexican Bonos Series M, 8.50%, 11/18/38 MXN (c)	1,177
16,564,791	Mexican Udibonos Series S, 2.75%, 11/27/31 MXN (c)	733
		6,738
Morocco (EUR) (0%)
235,000	Morocco Government International Bond 144A, 4.75%, 4/02/35 EUR (a)(c)	265
Paraguay (PYG) (1%)
2,625,000,000	Paraguay Government International Bond 144A, 7.90%, 2/09/31 PYG (a)(c)	323
1,250,000,000	Paraguay Government International Bond 144A, 8.50%, 3/04/35 PYG (a)(c)	154
		477
Peru (PEN) (4%)
1,510,000	Banco de Credito del Peru S.A. 144A, 7.85%, 1/11/29 PEN (a)(c)	435
4,221,000	Peru Government Bond, 5.35%, 8/12/40 PEN (c)	962
2,285,000	Peru Government Bond, 5.40%, 8/12/34 PEN (c)	575
565,000	Peru Government Bond 144A, 7.30%, 8/12/33 PEN (a)(c)(d)	165
2,170,000	Peru Government Bond 144A, 7.60%, 8/12/39 PEN (a)(c)(d)	616
4,255,000	Peruvian Government International Bond 144A, 6.90%, 8/12/37 PEN (a)(c)	1,149
		3,902
Philippines (PHP) (0%)
17,000,000	Philippine Government International Bond, 6.25%, 1/14/36 PHP (c)	298
Poland (EUR) (1%)
345,000	Republic of Poland Government International Bond, 3.63%, 1/16/35 EUR (c)(d)	397

Principal or Shares	Security Description	Value (000)
Poland (PLN) (5%)
4,960,000	Republic of Poland Government Bond Series 0432, 1.75%, 4/25/32 PLN (c)	$1,071
7,385,000	Republic of Poland Government Bond Series 1034, 5.00%, 10/25/34 PLN (c)	1,925
5,120,000	Republic of Poland Government Bond Series 1033, 6.00%, 10/25/33 PLN (c)	1,435
		4,431
Romania (RON) (3%)
2,730,000	Romania Government Bond Series 15Y, 3.65%, 9/24/31 RON (c)	508
2,235,000	Romania Government Bond Series 5Y, 4.25%, 4/28/36 RON (c)	394
2,530,000	Romania Government Bond Series 15Y, 4.75%, 10/11/34 RON (c)	472
3,530,000	Romania Government Bond Series 15YR, 5.80%, 7/26/27 RON (c)	784
1,310,000	Romania Government Bond Series 2Y, 6.30%, 1/28/26 RON (c)	297
		2,455
South Africa (ZAR) (6%)
42,240,000	Republic of South Africa Government Bond Series 2037, 8.50%, 1/31/37 ZAR (c)	1,883
16,825,000	Republic of South Africa Government Bond Series 2048, 8.75%, 2/28/48 ZAR (c)	690
48,080,000	Republic of South Africa Government Bond Series 2040, 9.00%, 1/31/40 ZAR (c)	2,118
		4,691
South Korea (MXN) (0%)
5,000,000	Export-Import Bank of Korea Series 19, 7.93%, 7/30/26 MXN (c)	252
Supranational (COP) (0%)
2,000,000,000	Corp. Andina de Fomento, 6.77%, 5/24/28 COP (c)(d)	429
Supranational (INR) (9%)
55,000,000	Corp. Andina de Fomento, 8.25%, 4/26/34 INR (c)	684
67,800,000	European Bank for Reconstruction & Development, 6.50%, 10/03/36 INR (c)	795
122,000,000	European Bank for Reconstruction & Development, 6.75%, 3/14/31 INR (c)	1,454
76,000,000	European Investment Bank, 7.40%, 10/23/33 INR (c)(d)	951
150,000,000	Inter-American Development Bank, 7.00%, 4/17/33 INR (c)	1,824
48,000,000	Inter-American Development Bank, 7.00%, 8/08/33 INR (c)	583
47,000,000	Inter-American Development Bank, 7.35%, 10/06/30 INR (c)	573
31,500,000	International Bank for Reconstruction & Development, 6.85%, 4/24/28 INR (c)	377
		7,241
Supranational (MXN) (0%)
7,500,000	Corp. Andina de Fomento, 6.82%, 2/22/31 MXN (c)(d)	337
Thailand (THB) (6%)
46,020,000	Thailand Government Bond, 1.59%, 12/17/35 THB (c)	1,334
17,690,000	Thailand Government Bond, 2.00%, 12/17/31 THB (c)	538

100  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
38,220,000	Thailand Government Bond, 2.00%, 6/17/42 THB (c)	$1,087
13,310,000	Thailand Government Bond, 2.88%, 6/17/46 THB (c)	423
21,500,000	Thailand Government Bond, 3.30%, 6/17/38 THB (c)	733
19,805,000	Thailand Government Bond, 3.45%, 6/17/43 THB (c)	680
		4,795
Turkey (TRY) (2%)
49,025,000	Turkiye Government Bond Series 5Y, 17.30%, 7/19/28 TRY (c)	836
41,880,000	Turkiye Government Bond Series 2Y, 36.00%, 8/12/26 TRY (c)	997
		1,833
United Kingdom (IDR) (1%)
8,600,000,000	Standard Chartered Bank 144A, 6.50%, 2/20/31 IDR (a)(c)	513
United States (EGP) (1%)
32,420,000	Citigroup Global Markets Holdings Inc. 144A, 27.18%, 10/16/25 EGP (a)(b)(c)	571
United States (IDR) (1%)
6,394,000,000	JPMorgan Chase Bank N.A. 144A, 9.50%, 7/17/31 IDR (a)(c)	437

Principal or Shares	Security Description	Value (000)
Uruguay (USD) (0%)
190,000	Uruguay Government International Bond, 5.44%, 2/14/37	$194
Uruguay (UYU) (1%)
11,064,039	Uruguay Government International Bond, 3.40%, 5/16/45 UYU (c)	263
4,786,017	Uruguay Government International Bond, 3.88%, 7/02/40 UYU (c)	120
5,570,000	Uruguay Government International Bond, 8.25%, 5/21/31 UYU (c)	125
		508
Total Bond (Cost - $80,699)		79,742
Investment Company (5%)
4,310,863	Payden Cash Reserves Money Market Fund*
	(Cost - $4,311)	4,311
Total Investments (Cost - $85,010) (100%)		84,053
Liabilities in excess of Other Assets (0%)		115
Net Assets (100%)		$84,168

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Yield to maturity at time of purchase.
(c)	Principal in foreign currency.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
BRL 5,653	USD 980	HSBC Bank USA, N.A.	06/27/2025	$2
BRL 2,632	USD 444	HSBC Bank USA, N.A.	06/27/2025	13
BRL 4,952	USD 830	Morgan Stanley	06/27/2025	31
CNH 9,894	USD 1,357	HSBC Bank USA, N.A.	05/12/2025	5
CZK 63,450	USD 2,807	HSBC Bank USA, N.A.	06/09/2025	76
HUF 702,650	USD 1,921	BNP PARIBAS	06/23/2025	42
IDR 12,092,000	USD 710	Barclays Bank PLC	07/21/2025	16
IDR 5,602,000	USD 333	BNP PARIBAS	07/21/2025	4
INR 92,270	USD 1,075	HSBC Bank USA, N.A.	07/21/2025	12
KRW 562,000	USD 395	Barclays Bank PLC	05/30/2025	1
KZT 376,000	USD 714	Barclays Bank PLC	05/12/2025	14
MXN 6,480	USD 322	BNP PARIBAS	06/20/2025	6
MXN 43,510	USD 2,146	Goldman Sachs & Co.	06/20/2025	57
MYR 11,113	USD 2,533	Barclays Bank PLC	07/18/2025	49
MYR 1,183	USD 273	Morgan Stanley	07/18/2025	2
PEN 1,365	USD 372	BNP PARIBAS	05/12/2025	–
PLN 9,602	USD 2,355	HSBC Bank USA, N.A.	05/12/2025	184
RON 3,710	USD 812	Barclays Bank PLC	06/16/2025	31
THB 48,010	USD 1,433	Barclays Bank PLC	05/20/2025	6
USD 561	RON 2,459	Barclays Bank PLC	06/16/2025	2
USD 159	TRY 6,495	Barclays Bank PLC	06/24/2025	–
USD 766	HUF 272,700	BNP PARIBAS	06/23/2025	5
USD 126	CLP 117,232	BNP PARIBAS	07/24/2025	2

Semi-Annual   101

   Payden Emerging Markets Local Bond Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
USD 381	CNH 2,759	HSBC Bank USA, N.A.	05/12/2025	$1
ZAR 2,040	USD 109	Bank Of America	05/19/2025	1
ZAR 19,740	USD 1,009	BNP PARIBAS	05/19/2025	51

				613

Liabilities:
CNH 1,788	USD 247	HSBC Bank USA, N.A.	05/12/2025	(1)
EUR 591	USD 675	BNP PARIBAS	06/18/2025	(3)
EUR 45	USD 52	HSBC Bank USA, N.A.	06/18/2025	–
HUF 272,706	USD 768	BNP PARIBAS	05/05/2025	(5)
KZT 190,500	USD 359	Barclays Bank PLC	09/22/2025	(5)
PEN 2,724	USD 751	HSBC Bank USA, N.A.	05/12/2025	(8)
PLN 485	USD 129	HSBC Bank USA, N.A.	05/12/2025	(1)
THB 64,360	USD 1,932	Barclays Bank PLC	05/20/2025	(2)
USD 1,092	KZT 566,500	Barclays Bank PLC	05/12/2025	(5)
USD 285	PHP 16,550	Barclays Bank PLC	05/19/2025	(11)
USD 48,040	THB 1,414	Barclays Bank PLC	05/20/2025	(26)
USD 204	KRW 296,000	Barclays Bank PLC	05/30/2025	(4)
USD 449	PEN 1,649	BNP PARIBAS	05/12/2025	(1)
USD 473	PLN 1,862	BNP PARIBAS	05/12/2025	(20)
USD 602	KRW 860,000	BNP PARIBAS	05/30/2025	(4)
USD 93	COP 399,000	BNP PARIBAS	06/10/2025	(1)
USD 378	EUR 344	BNP PARIBAS	06/18/2025	(13)
USD 517	MXN 10,470	BNP PARIBAS	06/20/2025	(13)
USD 520	MXN 10,550	Goldman Sachs & Co.	06/20/2025	(15)
USD 889	CNH 6,476	HSBC Bank USA, N.A.	05/12/2025	(2)
USD 1,819	PEN 6,758	HSBC Bank USA, N.A.	05/12/2025	(24)
USD 675	PLN 2,621	HSBC Bank USA, N.A.	05/12/2025	(18)
USD 641	CZK 14,750	HSBC Bank USA, N.A.	06/09/2025	(29)
USD 1,315	COP 5,761,000	HSBC Bank USA, N.A.	06/10/2025	(40)
USD 3,972	BRL 23,621	HSBC Bank USA, N.A.	06/27/2025	(133)
USD 949	INR 81,340	HSBC Bank USA, N.A.	07/21/2025	(8)
USD 504	BRL 2,904	Morgan Stanley	06/27/2025	(1)

				(393)

Net Unrealized Appreciation (Depreciation)				$220

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
2-Year Interest Rate Swap, Receive Fixed 9.07% 28 Days, Pay Variable 9.08% (MXIBTIEF) 28 Days	11/23/2026	MXN 90,000	$103	$—	$103
2-Year Interest Rate Swap, Receive Fixed 9.15% 28 Days, Pay Variable 9.08% (MXIBTIEF) 28 Days	11/19/2026	MXN 88,780	106	—	106
5-Year Interest Rate Swap, Receive Fixed 1.43% Quarterly, Pay Variable 1.84% (CNRR007) Quarterly	04/28/2030	CNY 11,450	2	—	2
5-Year Interest Rate Swap, Receive Fixed 1.48% Quarterly, Pay Variable 1.841% (CNRR007) Quarterly	01/17/2030	CNY 8,650	4	—	4
5-Year Interest Rate Swap, Receive Fixed 1.801% Quarterly, Pay Variable 1.928% (CNRR007) Quarterly	08/09/2029	CNY 2,230	5	—	5
5-Year Interest Rate Swap, Receive Fixed 2.4875% Quarterly, Pay Variable 1.84% (CNRR007) Quarterly	04/25/2027	CNY 3,740	11	—	11
5-Year Interest Rate Swap, Receive Fixed 5.634% Semi Annually, Pay Variable 5.964% (IN00O/N) Semi Annually	04/23/2030	INR 253,900	4	—	4

			$235	$—	$235

See notes to financial statements.

102  Payden Mutual Funds

Payden Emerging Markets Corporate Bond Fund

Schedule of Investments - April 30, 2025 (Unaudited)
Principal or Shares	Security Description	Value (000)
Bond (96%)
Argentina (USD) (1%)
385,000	Telecom Argentina SA 144A, 9.50%, 7/18/31 (a)	$404
210,000	YPF SA 144A, 8.25%, 1/17/34 (a)	204
		608
Austria (USD) (1%)
220,000	BRF GmbH 144A, 4.35%, 9/29/26 (a)	217
455,000	LD Celulose International GmbH 144A, 7.95%, 1/26/32 (a)	468
200,000	Suzano Austria GmbH 144A, 5.75%, 7/14/26 (a)	202
		887
Bahamas (USD) (1%)
1,050,000	Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (a)	982
Bermuda (USD) (2%)
300,000	CBQ Finance Ltd., 2.00%, 9/15/25 (b)	297
200,000	Geopark Ltd. 144A, 8.75%, 1/31/30 (a)	173
500,000	Ooredoo International Finance Ltd. 144A, 5.00%, 10/19/25 (a)(c)	501
260,000	Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 144A, 4.85%, 10/14/38 (a)	241
200,000	Tengizchevroil Finance Co. International Ltd. 144A, 3.25%, 8/15/30 (a)	175
		1,387
Brazil (BRL) (1%)
2,700,000	Brazil Letras do Tesouro Nacional, 14.20%, 7/01/26 BRL (d)(e)	407
Brazil (USD) (1%)
365,000	BRF SA 144A, 5.75%, 9/21/50 (a)	296
633,984	Samarco Mineracao SA 144A, 9.50%, 6/30/31 (a)	597
		893
Canada (USD) (2%)
200,000	Aris Mining Corp. 144A, 8.00%, 10/31/29 (a)	202
200,000	First Quantum Minerals Ltd. 144A, 8.00%, 3/01/33 (a)	198
985,000	First Quantum Minerals Ltd. 144A, 8.63%, 6/01/31 (a)	999
		1,399
Cayman Islands (USD) (11%)
200,000	Alibaba Group Holding Ltd., 3.40%, 12/06/27	195
200,000	Banco Nacional de Comercio Exterior SNC 144A, 5.88%, 5/07/30	199
328,592	Bioceanico Sovereign Certificate Ltd. 144A, 2.81%, 6/05/34 (a)(d)	254
200,000	C&W Senior Finance Ltd. 144A, 9.00%, 1/15/33 (a)	201
600,000	Country Garden Holdings Co. Ltd., 3.30%, 1/12/31 (b)(f)	51
200,000	Country Garden Holdings Co. Ltd., 5.13%, 1/14/27 (b)(f)	18
210,000	CSN Inova Ventures 144A, 6.75%, 1/28/28 (a)	196
200,000	Dar Al-Arkan Sukuk Co. Ltd., 7.75%, 2/07/26 (b)	202

Principal or Shares	Security Description	Value (000)
200,000	DP World Crescent Ltd. 144A, 4.85%, 9/26/28 (a)	$200
595,000	DP World Salaam, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.750%), 6.00% (b)(g)(h)	594
500,000	Energuate Trust 144A, 5.88%, 5/03/27 (a)	493
240,000	IHS Holding Ltd. 144A, 6.25%, 11/29/28 (a)	229
435,000	IHS Holding Ltd. 144A, 7.88%, 5/29/30 (a)	420
200,000	IHS Holding Ltd. 144A, 8.25%, 11/29/31 (a)	193
200,000	Kaisa Group Holdings Ltd., 11.50%, 1/30/23 (b)(f)	9
610,000	Liberty Costa Rica Senior Secured Finance 144A, 10.88%, 1/15/31 (a)	648
194,853	Lima Metro Line 2 Finance Ltd. 144A, 5.88%, 7/05/34 (a)	196
600,000	MAF Global Securities Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.893%), 7.88% (b)(g)(h)	618
500,000	Melco Resorts Finance Ltd. 144A, 4.88%, 6/06/25 (a)	499
200,000	Melco Resorts Finance Ltd. 144A, 5.38%, 12/04/29 (a)	181
400,000	Melco Resorts Finance Ltd. 144A, 7.63%, 4/17/32 (a)	387
430,000	MGM China Holdings Ltd. 144A, 5.25%, 6/18/25 (a)	430
200,000	MGM China Holdings Ltd. 144A, 7.13%, 6/26/31 (a)	201
360,000	QNB Finance Ltd., 2.63%, 5/12/25 (b)	360
250,000	QNB Finance Ltd., 2.75%, 2/12/27 (b)	243
440,000	Sable International Finance Ltd. 144A, 7.13%, 10/15/32 (a)	433
255,000	Sands China Ltd., 3.80%, 1/08/26	252
430,000	Sands China Ltd., 5.13%, 8/08/25	430
215,000	Shimao Group Holdings Ltd., 5.60%, 7/15/26 (b)(f)	12
270,000	Vale Overseas Ltd., 6.40%, 6/28/54	261
230,000	Wynn Macau Ltd. 144A, 5.63%, 8/26/28 (a)	220
		8,825
Chile (USD) (6%)
405,000	AES Andes SA 144A, 6.30%, 3/15/29 (a)	412
410,039	Alfa Desarrollo SpA 144A, 4.55%, 9/27/51 (a)	302
205,000	Banco de Credito e Inversiones SA 144A, 3.50%, 10/12/27 (a)	200
240,000	Banco de Credito e Inversiones SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.944%), 8.75% (a)(g)(h)	249
255,000	Celulosa Arauco y Constitucion SA 144A, 6.18%, 5/05/32 (a)	255
867,010	Chile Electricity PEC SpA 144A, 5.18%, 1/25/28 (a)(d)	754
425,000	Colbun SA 144A, 3.95%, 10/11/27 (a)(c)	417
405,000	Corp. Nacional del Cobre de Chile 144A, 3.63%, 8/01/27 (a)	398
200,000	Engie Energia Chile SA 144A, 6.38%, 4/17/34 (a)	206
280,000	Sociedad de Transmision Austral SA 144A, 4.00%, 1/27/32 (a)	255

Semi-Annual   103

Payden Emerging Markets Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
220,000	Sociedad Quimica y Minera de Chile SA 144A, 5.50%, 9/10/34 (a)	$213
600,000	Sociedad Quimica y Minera de Chile SA 144A, 6.50%, 11/07/33 (a)	626
200,000	VTR Comunicaciones SpA 144A, 4.38%, 4/15/29 (a)	176
		4,463
Colombia (USD) (3%)
425,000	Colombia Telecomunicaciones SA ESP 144A, 4.95%, 7/17/30 (a)	375
160,000	Ecopetrol SA, 8.38%, 1/19/36	150
200,000	Ecopetrol SA, 8.88%, 1/13/33	200
300,000	Grupo Energia Bogota SA ESP 144A, 7.85%, 11/09/33 (a)	334
585,000	Oleoducto Central SA 144A, 4.00%, 7/14/27 (a)	567
400,000	Transportadora de Gas Internacional SA ESP 144A, 5.55%, 11/01/28 (a)	405
		2,031
Hong Kong (USD) (0%)
200,000	Lenovo Group Ltd. 144A, 6.54%, 7/27/32 (a)(c)	211
India (USD) (7%)
334,000	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt. Ltd./Wardha Solar Maharash 144A, 4.63%, 10/15/39 (a)	265
875,000	Bharti Airtel Ltd. 144A, 4.38%, 6/10/25 (a)	874
200,336	Continuum Green Energy India Pvt./Co.-Issuers 144A, 7.50%, 6/26/33 (a)	201
200,000	ICICI Bank Ltd. 144A, 4.00%, 3/18/26 (a)	199
455,000	Muthoot Finance Ltd. 144A, 7.13%, 2/14/28 (a)	452
460,000	Power Finance Corp. Ltd., 4.50%, 6/18/29 (b)	450
200,000	REC Ltd. 144A, 5.63%, 4/11/28 (a)	204
250,000	Reliance Industries Ltd. 144A, 3.63%, 1/12/52 (a)	172
250,000	Reliance Industries Ltd. 144A, 3.67%, 11/30/27 (a)(c)	245
611,888	SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/ UBEPL 144A, 7.80%, 7/31/31 (a)	581
200,000	Shriram Finance Ltd. 144A, 4.15%, 7/18/25 (a)	200
220,000	Shriram Finance Ltd. 144A, 6.15%, 4/03/28 (a)	216
480,000	Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (a)	480
200,000	State Bank of India, 4.88%, 5/05/28 (b)	201
285,000	State Bank of India, 5.00%, 1/17/29 (b)	287
425,000	Summit Digitel Infrastructure Ltd. 144A, 2.88%, 8/12/31 (a)	373
200,000	Varanasi Aurangabad Nh-2 Tollway Pvt. Ltd. 144A, 5.90%, 2/28/34 (a)	202
		5,602
Indonesia (USD) (1%)
220,000	Indofood CBP Sukses Makmur Tbk PT, 3.40%, 6/09/31 (b)	200
197,460	Sorik Marapi Geothermal Power PT 144A, 7.75%, 8/05/31 (a)	192
		392
Ireland (USD) (0%)
200,000	Aragvi Finance International DAC 144A, 11.13%, 11/20/29 (a)	199

Principal or Shares	Security Description	Value (000)
Isle of Man (USD) (1%)
485,000	AngloGold Ashanti Holdings PLC, 6.50%, 4/15/40	$491
Israel (USD) (1%)
295,000	Energean Israel Finance Ltd. 144A, 4.88%, 3/30/26 (a)(b)	291
260,000	Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a) (b)	253
		544
Japan (USD) (0%)
200,000	Rakuten Group Inc. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.250%), 8.13% (a)(g)(h)	189
Jersey (USD) (0%)
200,000	Africell Holding Ltd. 144A, 10.50%, 10/23/29 (a)	188
Kazakhstan (USD) (0%)
200,000	KazMunayGas National Co. JSC 144A, 5.38%, 4/24/30 (a)	196
Luxembourg (USD) (7%)
207,250	ARD Finance SA 144A, 6.50%, 6/30/27 (a)	7
215,051	Chile Electricity Lux Mpc II Sarl 144A, 5.58%, 10/20/35 (a)	214
350,000	Consolidated Energy Finance SA 144A, 12.00%, 2/15/31 (a)(c)	316
465,000	CSN Resources SA 144A, 4.63%, 6/10/31 (a)	353
200,000	EIG Pearl Holdings Sarl, 4.39%, 11/30/46 (b)	155
200,000	Greensaif Pipelines Bidco Sarl 144A, 5.85%, 2/23/36 (a)	202
607,000	JBS USA Holding Lux Sarl/JBS USA Food Co./ JBS Lux Co. Sarl, 5.75%, 4/01/33	620
290,000	MHP Lux SA 144A, 6.95%, 4/03/26 (a)	269
245,000	Millicom International Cellular SA 144A, 4.50%, 4/27/31 (a)	218
315,000	Millicom International Cellular SA 144A, 5.13%, 1/15/28 (a)	308
510,000	Minerva Luxembourg SA 144A, 4.38%, 3/18/31 (a)(c)	449
380,000	Minerva Luxembourg SA 144A, 8.88%, 9/13/33 (a)	406
200,000	Movida Europe SA 144A, 7.85%, 4/11/29 (a)(c)	176
285,000	Raizen Fuels Finance SA 144A, 6.45%, 3/05/34 (a)	283
200,000	Raizen Fuels Finance SA 144A, 6.70%, 2/25/37 (a)	196
275,000	Saavi Energia Sarl 144A, 8.88%, 2/10/35 (a)	277
828,243	Tierra Mojada Luxembourg II Sarl 144A, 5.75%, 12/01/40 (a)	761
104,747	Unigel Luxembourg SA, 11.00%, 12/31/28 (b)	41
29,934	Unigel Luxembourg SA, 13.50%, 12/31/27 (b)	27
		5,278
Malaysia (USD) (0%)
200,000	GENM Capital Labuan Ltd. 144A, 3.88%, 4/19/31 (a)	177
Mauritius (USD) (1%)
400,000	Diamond II Ltd. 144A, 7.95%, 7/28/26 (a)	399
167,000	Greenko Power II Ltd. 144A, 4.30%, 12/13/28 (a)	154

104  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
280,450	India Cleantech Energy 144A, 4.70%, 8/10/26 (a)	$273
		826
Mexico (USD) (10%)
245,000	America Movil SAB de CV, 3.63%, 4/22/29	237
200,000	Banco Mercantil del Norte SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.643%), 5.88% (a)(g)(h)	193
300,000	Banco Mercantil del Norte SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.072%), 8.38% (a)(g)(h)	296
800,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.995%), 7.53%, 10/01/28 (a)(h)	838
335,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.650%), 5.13%, 1/18/33 (a)(h)	317
200,000	Braskem Idesa SAPI 144A, 7.45%, 11/15/29 (a) (c)	155
440,000	Cibanco SA Institucion de Banca Multiple Trust CIB/3332 144A, 4.38%, 7/22/31 (a)	355
189,500	Cometa Energia SA de CV 144A, 6.38%, 4/24/35 (a)	189
200,000	El Puerto de Liverpool SAB de CV 144A, 6.26%, 1/22/32 (a)	204
362,621	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	349
452,384	FIEMEX Energia-Banco Actinver SA Institucion de Banca Multiple 144A, 7.25%, 1/31/41 (a)	450
420,000	Kimberly-Clark de Mexico SAB de CV 144A, 2.43%, 7/01/31 (a)	374
385,000	Mexico City Airport Trust 144A, 4.25%, 10/31/26 (a)	378
255,000	Mexico City Airport Trust 144A, 5.50%, 7/31/47 (a)	200
161,717	Mexico Generadora de Energia S de rl 144A, 5.50%, 12/06/32 (a)	159
200,000	Minera Mexico SA de CV 144A, 5.63%, 2/12/32 (a)	201
685,000	Orbia Advance Corp. SAB de CV 144A, 1.88%, 5/11/26 (a)	679
295,000	Orbia Advance Corp. SAB de CV 144A, 6.80%, 5/13/30 (a)	295
270,000	Orbia Advance Corp. SAB de CV 144A, 7.50%, 5/13/35 (a)	268
415,000	Petroleos Mexicanos, 4.50%, 1/23/26	405
220,000	Petroleos Mexicanos, 6.63%, 6/15/38	158
420,000	Sitios Latinoamerica SAB de CV 144A, 6.00%, 11/25/29 (a)	422
390,000	Total Play Telecomunicaciones SA de CV 144A, 11.13%, 12/31/32 (a)	353
		7,475
Morocco (USD) (1%)
200,000	OCP SA 144A, 6.10%, 4/30/30 (a)	200
200,000	OCP SA 144A, 6.70%, 3/01/36 (a)	199
		399

Principal or Shares	Security Description	Value (000)
Netherlands (USD) (5%)
680,000	Braskem Netherlands Finance BV 144A, 7.25%, 2/13/33 (a)	$595
400,000	Braskem Netherlands Finance BV 144A, 8.50%, 1/12/31 (a)	384
215,000	Braskem Netherlands Finance BV 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.220%), 8.50%, 1/23/81 (a)(h)	213
400,000	Embraer Netherlands Finance BV 144A, 7.00%, 7/28/30 (a)	426
205,000	MEGlobal BV 144A, 2.63%, 4/28/28 (a)	193
415,000	Prosus NV 144A, 4.03%, 8/03/50 (a)	273
500,000	Prosus NV 144A, 4.99%, 1/19/52 (a)	376
315,000	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/09/27	310
295,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/01/28	302
131,402	Unigel Netherlands Holding Corp. BV, 15.00%, 12/31/44 (b)	7
802,856	Yinson Boronia Production BV 144A, 8.95%, 7/31/42 (a)	825
		3,904
Panama (USD) (1%)
410,000	Aeropuerto Internacional de Tocumen SA 144A, 4.00%, 8/11/41 (a)	300
243,333	UEP Penonome II SA 144A, 6.50%, 10/01/38 (a)	217
		517
Peru (USD) (5%)
200,000	Banco BBVA Peru SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.002%), 6.20%, 6/07/34 (a)(h)	203
805,000	Banco de Credito del Peru S.A. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.000%), 3.13%, 7/01/30 (a)(h)	804
260,000	Banco de Credito del Peru S.A. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.240%), 5.80%, 3/10/35 (a)(h)	255
195,000	Banco de Credito del Peru S.A. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.486%), 6.45%, 7/30/35 (a)(h)	195
200,000	Banco Internacional del Peru SAA Interbank 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.067%), 6.40%, 4/30/35 (a)(h)	203
205,000	Cia de Minas Buenaventura SAA 144A, 5.50%, 7/23/26 (a)	204
200,000	Cia de Minas Buenaventura SAA 144A, 6.80%, 2/04/32 (a)	199
200,000	Consorcio Transmantaro SA 144A, 4.70%, 4/16/34 (a)	191
200,000	Corp. Financiera de Desarrollo SA 144A, 5.50%, 5/06/30 (a)	200
331,820	Hunt Oil Co. of Peru LLC Sucursal Del Peru 144A, 6.38%, 6/01/28 (a)	339
395,000	Kallpa Generacion SA 144A, 4.13%, 8/16/27 (a)	390
420,000	Niagara Energy SAC 144A, 5.75%, 10/03/34 (a)	415
420,000	Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 144A, 6.24%, 7/03/36 (a)	429

Semi-Annual   105

Payden Emerging Markets Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 144A, 3.75%, 8/02/28 (a)	$184
		4,211
Saudi Arabia (USD) (0%)
420,000	Saudi Arabian Oil Co. 144A, 5.88%,
	7/17/64 (a)	387
Singapore (USD) (2%)
200,000	BOC Aviation Ltd. 144A, 3.88%, 4/27/26 (a)	199
800,000	Continuum Energy Aura Pte Ltd. 144A, 9.50%, 2/24/27 (a)	818
200,000	ONGC Videsh Vankorneft Pte Ltd., 3.75%,
	7/27/26 (b)	198
		1,215
South Korea (USD) (0%)
200,000	Kookmin Bank 144A, 2.50%, 11/04/30 (a)	177
200,000	SK Hynix Inc. 144A, 6.50%, 1/17/33 (a)	213
		390
Spain (USD) (1%)
177,083	AI Candelaria -spain- SA 144A, 7.50%, 12/15/28 (a)	175
340,000	EnfraGen Energia Sur SA/EnfraGen Spain SA/ Prime Energia SpA 144A, 5.38%, 12/30/30 (a) (c)	292
		467
Sri Lanka (USD) (0%)
25,898	Sri Lanka Government International Bond 144A, 3.10%, 1/15/30 (a)	21
50,798	Sri Lanka Government International Bond 144A, 3.35%, 3/15/33 (a)	35
34,300	Sri Lanka Government International Bond 144A, 3.60%, 6/15/35 (a)	22
23,805	Sri Lanka Government International Bond 144A, 3.60%, 5/15/36 (a)	17
47,630	Sri Lanka Government International Bond 144A, 3.60%, 2/15/38 (a)	34
27,017	Sri Lanka Government International Bond 144A, 4.00%, 4/15/28 (a)	25
		154
Supranational (USD) (0%)
–	Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 12.00%, 5/25/27	–
200,000	Promigas SA ESP/Gases del Pacifico SAC 144A,
	3.75%, 10/16/29 (a)	189
		189
Turkey (USD) (2%)
570,000	GDZ Elektrik Dagitim AS 144A, 9.00%, 10/15/29 (a)	534
300,000	Limak Cimento Sanayi ve Ticaret AS 144A, 9.75%, 7/25/29 (a)	295
200,000	Limak Yenilenebilir Enerji AS 144A, 9.63%, 8/12/30 (a)	195
200,000	Turkiye Garanti Bankasi AS 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.090%), 8.38%, 2/28/34 (a)(h)	199
245,000	Yapi ve Kredi Bankasi AS 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.499%), 9.74% (a)(g)(h)	248

Principal or Shares	Security Description	Value (000)
370,000	Zorlu Enerji Elektrik Uretim AS 144A, 11.00%, 4/23/30 (a)	$340
		1,811
Ukraine (USD) (0%)
46,511	Ukraine Government International Bond 144A, 1.75%, 2/01/34 (a)	23
36,175	Ukraine Government International Bond 144A, 1.75%, 2/01/35 (a)	18
310,672	Ukraine Government International Bond 144A, 1.75%, 2/01/36 (a)	151
14,858	Ukraine Government International Bond 144A, 9.97%, 2/01/36 (a)(d)	8
17,829	Ukraine Government International Bond 144A, 9.99%, 2/01/35 (a)(d)	9
21,097	Ukraine Government International Bond 144A, 13.24%, 2/01/34 (a)(d)	8
5,646	Ukraine Government International Bond 144A, 18.44%, 2/01/30 (a)(d)	3
		220
United Arab Emirates (USD) (3%)
200,000	Abu Dhabi National Energy Co. PJSC 144A, 4.75%, 3/09/37 (a)	192
829,215	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	826
200,000	DP World Ltd. 144A, 5.63%, 9/25/48 (a)	185
280,000	Emirates Semb Corp. Water & Power Co. PJSC 144A, 4.45%, 8/01/35 (a)	263
200,000	Masdar Abu Dhabi Future Energy Co., 4.88%, 7/25/29 (b)	202
315,000	MDGH GMTN RSC Ltd. 144A, 4.50%, 11/07/28 (a)	316
200,000	MDGH GMTN RSC Ltd. 144A, 5.08%, 5/22/53 (a)	183
285,894	Sweihan PV Power Co. PJSC 144A, 3.63%, 1/31/49 (a)	236
		2,403
United Kingdom (USD) (3%)
315,000	Anglo American Capital PLC 144A, 4.75%, 4/10/27 (a)	316
200,000	Anglo American Capital PLC 144A, 5.50%, 5/02/33 (a)	200
200,000	Antofagasta PLC 144A, 6.25%, 5/02/34 (a)	203
355,000	Avianca Midco 2 PLC 144A, 9.63%, 2/14/30 (a)	310
225,000	Biocon Biologics Global PLC 144A, 6.67%, 10/09/29 (a)	203
200,000	MARB BondCo PLC 144A, 3.95%, 1/29/31 (a)	173
405,000	Sisecam UK PLC 144A, 8.63%, 5/02/32 (a)	402
200,000	Vedanta Resources Finance II PLC 144A, 9.85%, 4/24/33 (a)	182
270,000	Vedanta Resources Finance II PLC 144A, 10.25%, 6/03/28 (a)	267
200,000	WE Soda Investments Holding PLC 144A, 9.50%, 10/06/28 (a)	205
		2,461
United States (USD) (15%)
425,000	Ally Financial Inc. B, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70% (g)(h)	392
200,000	American Tower Corp., 3.38%, 10/15/26	197

106  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
504	Asurion LLC Term Loan B10 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 8.42%, 8/19/28 (i)	$1
230,000	Azul Secured Finance LLP, 11.93%, 8/28/28	139
532,180	BBFI Liquidating Trust 144A, 6.24%, 12/30/99 (a)(d)	5
425,000	Gran Tierra Energy Inc. 144A, 9.50%, 10/15/29 (a)	331
200,000	Hanwha Futureproof Corp. 144A, 4.75%, 4/30/28 (a)	202
750,000	Hotwire Funding LLC 2024-1A 144A, 9.19%, 6/20/54 (a)	769
200,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.885%), 1.58%, 4/22/27 (h)	195
325,000	KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution Inc. 144A, 9.00%, 2/15/29 (a)	333
200,000	Kraton Corp. 144A, 5.00%, 7/15/27 (a)	203
250,000	Las Vegas Sands Corp., 5.63%, 6/15/28	251
80,000	Manufacturers & Traders Trust Co., 4.65%, 1/27/26	80
200,000	MassMutual Global Funding II 144A, 4.15%, 8/26/25 (a)	200
170,000	National Rural Utilities Cooperative Finance Corp., 4.45%, 3/13/26	170
200,000	National Rural Utilities Cooperative Finance Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.533%), 7.13%, 9/15/53 (h)	206
200,000	NBM U.S. Holdings Inc. 144A, 7.00%, 5/14/26 (a)	200
180,000	New York Life Global Funding 144A, 4.40%, 4/25/28 (a)	182
99,292	Oak Street Investment Grade Net Lease Fund Series 2020-1A 144A, 2.26%, 11/20/50 (a)	96
99,375	Oak Street Investment Grade Net Lease Fund Series 2021-1A 144A, 3.26%, 1/20/51 (a)	86
300,000	PBF Holding Co. LLC/PBF Finance Corp. 144A, 9.88%, 3/15/30 (a)(c)	264
90,000	Protective Life Global Funding 144A, 5.37%, 1/06/26 (a)	90
200,000	Resorts World Las Vegas LLC/RWLV Capital Inc. 144A, 8.45%, 7/27/30 (a)	195
430,000	Saks Global Enterprises LLC 144A, 11.00%, 12/15/29 (a)	261
200,000	Sammons Financial Group Global Funding 144A, 5.05%, 1/10/28 (a)	203
52,575	Santander Bank Auto Credit-Linked Notes 2023-A 144A, 10.07%, 6/15/33 (a)	53
337,964	Santander Drive Auto Receivables Trust 2023- S1 144A, 10.40%, 4/18/28 (a)	340
16	Santander Drive Auto Receivables Trust 2024- S2, 5.80%, 12/16/28 (d)	266
400,000	Sasol Financing USA LLC, 4.38%, 9/18/26	383
640,000	Sasol Financing USA LLC 144A, 8.75%, 5/03/29 (a)	607
300,000	SBL Holdings Inc. 144A, 7.20%, 10/30/34 (a)	282
205,000	Star Parent Inc. 144A, 9.00%, 10/01/30 (a)(c)	208
240,000	Stillwater Mining Co. 144A, 4.00%, 11/16/26 (a)	230

Principal or Shares	Security Description	Value (000)
372,000	Terraform Global Operating LP 144A, 6.13%, 3/01/26 (a)	$364
200,000	TerraForm Power Operating LLC 144A, 5.00%, 1/31/28 (a)	195
195,000	U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.430%), 5.73%, 10/21/26 (h)	196
1,550,000	U.S. Treasury Bill, 4.22%, 5/06/25 (d)	1,549
535,000	U.S. Treasury Bill, 4.24%, 5/20/25 (d)	534
115,000	Veritiv Operating Co. 144A, 10.50%, 11/30/30 (a)	120
625,000	Viking Baked Goods Acquisition Corp. 144A, 8.63%, 11/01/31 (a)	595
79,326	WaterBridge Midstream Operating LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.05%, 6/27/29 (i)	76
200,000	Wipro IT Services LLC 144A, 1.50%, 6/23/26 (a)	193
		11,442
Virgin Islands (British) (USD) (1%)
995,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 144A, 5.25%, 4/27/29 (a)	953
Total Bond (Cost - $76,137)		74,773
Stock (0%)
Common Stock (0%)
355	New Stitching ADM Uni Depository (Cost - $0)	–
Investment Company (7%)
5,769,366	Payden Cash Reserves Money Market Fund* (Cost - $5,769)	5,769
Total Investments (Cost - $81,906) (103%)		80,542
Liabilities in excess of Other Assets (-3%)		(2,118)
Net Assets (100%)		$78,424

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)

All or a portion of these securities are on loan. At April 30, 2025, the total market value of the Fund’s securities on loan is $2,076 and the total market value of the collateral held by the Fund is $2,159. Amounts in 000s.

(d)	Yield to maturity at time of purchase.
(e)	Principal in foreign currency.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	Perpetual security with no stated maturity date.
(h)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025.
(i)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.

Semi-Annual   107

  Payden Emerging Markets Corporate Bond Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Depreciation (000s)
Assets:
KRW 286,000	USD 201	Barclays Bank PLC	05/30/2025	$1

Liabilities:
THB 20,050	USD 602	Barclays Bank PLC	05/20/2025	(1)
USD 597	THB 20,010	Barclays Bank PLC	05/20/2025	(3)
USD 200	KRW 286,000	Barclays Bank PLC	05/30/2025	(1)

				(5)

Net Unrealized Depreciation				$(4)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Long Bond Future	11	Jun-25	$1,283	$7	$7
U.S. Treasury 5-Year Note Future	83	Jun-25	9,063	58	58
U.S. Ultra Bond Future	7	Jun-25	847	(1)	(1)

					64

Short Contracts:
U.S. 10-Year Ultra Future	3	Jun-25	(344)	(6)	(6)
U.S. Treasury 10-Year Note Future	11	Jun-25	(1,234)	(25)	(25)

					(31)

Total Futures					$33

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
2-Year Interest Rate Swap, Receive Fixed 9.150% Monthly, Pay Variable 9.080% (MXIBTIEF) 28 days	11/19/2026	MXN 17,380	$21	$–	$21

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$2,076
Non-cash Collateral[2]	(2,076)

Net Amount	$–

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

108  Payden Mutual Funds

   Payden Managed Income Fund

Schedule of Investments - April 30, 2025 (Unaudited)
Principal or Shares	Security Description	Value (000)
Asset Backed (18%)
523,534	Ally Bank Auto Credit-Linked Notes 2024-B 144A, 5.41%, 9/15/32 (a)	$523
500,000	American Credit Acceptance Receivables Trust 2024-4 144A, 5.34%, 8/12/31 (a)	500
800,000	Arbour CLO VII DAC 7A 144A, (3 mo. EURIBOR + 2.350%), 4.85%, 12/15/38 EUR (a)(b)(c)	902
1,000,000	ARES Loan Funding III Ltd. 2022-ALF3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.270%), 5.55%, 7/25/36 (a)(b)	997
600,000	Arini European CLO I DAC 1X, (3 mo. EURIBOR + 2.650%), 4.93%, 7/15/36 EUR (b)(c)(d)	680
300,000	Arini European CLO I DAC 1X, (3 mo. EURIBOR + 3.950%), 6.23%, 7/15/36 EUR (b)(c)(d)	341
1,000,000	Beechwood Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.300%), 5.58%, 1/17/35 (a)(b)	1,000
500,000	Bridgepoint CLO VI DAC 6X, (3 mo. EURIBOR + 2.700%), 5.25%, 11/14/36 EUR (b)(c)(d)	565
500,000	Buckhorn Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.070%), 5.34%, 7/18/34 (a)(b)	498
1,000,000	Carlyle Global Market Strategies CLO Ltd. 2016-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.090%), 5.36%, 4/20/34 (a)(b)	996
200,000	CARS-DB4 LP 2020-1A 144A, 4.52%, 2/15/50 (a)	193
300,000	CARS-DB4 LP 2020-1A 144A, 4.95%, 2/15/50 (a)	271
400,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 5.68%, 1/25/52 CAD (a)(c)	282
250,000	Cumulus Static CLO DAC 2024-1A 144A, (3 mo. EURIBOR + 2.400%), 4.96%, 11/15/33 EUR (a)(b)(c)	283
150,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 2.36%, 4/15/49 (a)	141
500,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 3.48%, 4/15/49 (a)	471
365,902	Driven Brands Funding LLC 2019-1A 144A, 4.64%, 4/20/49 (a)	364
235,398	Driven Brands Funding LLC 2021-1A 144A, 2.79%, 10/20/51 (a)	220
1,000,000	Elmwood CLO X Ltd. 2021-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.270%), 5.54%, 4/20/34 (a)(b)	999
450,000	Exeter Automobile Receivables Trust 2024-5A, 5.06%, 2/18/31	446
10	Exeter Automobile Receivables Trust 2021-2, 0.00%, 2/15/28 (e)	509
35,567	FORT CRE Issuer LLC 2022-FL3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 6.20%, 2/23/39 (a)(b)	35
300,000	FORT CRE Issuer LLC 2022-FL3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.250%), 6.60%, 2/23/39 (a)(b)	294

Principal or Shares	Security Description	Value (000)
250,000	Henley CLO VII DAC 7A 144A, (3 mo. EURIBOR + 2.100%), 4.26%, 4/25/34 EUR (a)(b)(c)	$281
550,000	JPMorgan Chase Bank N.A.-CACLN 2021-3 144A, 3.69%, 2/26/29 (a)	549
1	Juniper Receivables DAC, 0.00%, 8/15/29 (e)	209
10	Juniper Receivables DAC 2023-1 DAC, 0.00%, 7/15/30 (e)	266
600,000	KKR CLO Ltd. 25 144A, (3 mo. Term Secured Overnight Financing Rate + 0.950%), 5.21%, 7/15/34 (a)(b)	595
268,034	KKR Static CLO I Ltd. 2022-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.980%), 5.25%, 7/20/31 (a)(b)	267
307,255	KREF Ltd. 2022-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.77%, 2/17/39 (a)(b)	307
300,000	Magnetite XIX Ltd. 2017-19A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 6.03%, 4/17/34 (a)(b)	298
1,000,000	Neuberger Berman Loan Advisers CLO Ltd. 2021-45A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.060%), 5.30%, 10/14/36 (a)(b)	995
450,000	Neuberger Berman Loan Advisers CLO Ltd. 2022-51A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.850%), 6.13%, 10/23/36 (a)(b)	446
496,458	Oak Street Investment Grade Net Lease Fund 2020-1A 144A, 3.39%, 11/20/50 (a)	478
300,000	OCP CLO Ltd. 2021-23A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.700%), 5.98%, 1/17/37 (a)(b)	296
500,000	Ocp Euro CLO DAC 2023-7A 144A, (3 mo. EURIBOR + 1.550%), 3.71%, 4/25/36 EUR (a)(b)(c)	565
300,000	OCP Euro CLO DAC 2020-4X, (3 mo. EURIBOR + 2.200%), 4.44%, 9/22/34 EUR (b)(c)(d)	339
250,000	Regatta XVI Funding Ltd. 2019-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 6.16%, 1/15/33 (a)(b)	249
5,430	Santander Bank Auto Credit-Linked Notes 2022- A 144A, 5.28%, 5/15/32 (a)	5
3,394	Santander Bank Auto Credit-Linked Notes 2022- A 144A, 7.38%, 5/15/32 (a)	3
454,448	Santander Bank Auto Credit-Linked Notes 2022- B 144A, 11.91%, 8/16/32 (a)	460
371,760	Santander Drive Auto Receivables Trust 2023-S1 144A, 10.40%, 4/18/28 (a)	374
224,614	Santander Drive Auto Receivables Trust 2024-S1 144A, 6.53%, 3/16/29 (a)	225
20	Santander Drive Auto Receivables Trust 2024- S2, 5.80%, 12/16/28 (e)	337
350,000	Sound Point Euro CLO X Funding DAC 10X, (3 mo. EURIBOR + 2.650%), 4.89%, 4/20/38 EUR (b)(c)(d)	397
66,667	TierPoint Issuer LLC 2023-1A 144A, 6.00%, 6/25/53 (a)	67
800,000	Valley Stream Park CLO Ltd. 2022-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.850%), 6.12%, 1/20/37 (a)(b)	793

Semi-Annual   109

   Payden Managed Income Fund continued

Principal or Shares	Security Description	Value (000)
300,000	VB-S1 Issuer LLC-VBTEL 2022-1A 144A, 5.27%, 2/15/52 (a)	$283
200,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 6.64%, 5/15/54 (a)	206
200,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (a)	210
Total Asset Backed (Cost - $21,872)		21,010

Bank Loans(f) (5%)
323,375	Alpha Generation LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 7.07%, 9/30/31	324
123,746	Bangl LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 8.79%, 2/01/29	124
198,000	Consolidated Energy Finance SA Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 8.81%, 11/15/30	183
149,250	CPPIB OVM Member U.S. LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 7.05%, 8/20/31	148
199,500	Dragon Buyer Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.30%, 9/30/31	199
448,872	EMRLD Borrower LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.80%, 8/04/31	444
392,541	Evergreen AcqCo 1 LP Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 5.750%), 8.05%, 4/26/28	391
170,000	Flynn Restaurant Group LP Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 8.07%, 1/28/32	166
375,000	Hanesbrands Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 7.07%, 3/07/32	373
198,343	Iron Mountain Information Management LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 6.32%, 1/31/31	198
125,000	Leia Finco U.S. LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.46%, 10/09/31	124
273,625	Lightning Power LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 6.55%, 8/18/31	273
200,000	Madison Iaq LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 6.76%, 6/21/28	198
425,242	McGraw-Hill Education Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 7.57%, 8/06/31	425
382,167	MIC Glen LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 7.82%, 7/21/28	383
373,125	Modena Buyer LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 8.78%, 7/01/31	355
273,625	Omnia Partners LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate +
	2.750%), 7.03%, 7/25/30	273
375,000	Terex Corp. Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 0.750%), 6.30%, 10/08/31	375

Principal or Shares	Security Description	Value (000)
271,906	Third Coast Infrastructure LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.250%), 8.57%, 9/25/30	$266
199,497	Transdigm Inc. Term Loan J 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 6.80%, 2/28/31	198
178,947	Truist Insurance Holdings LLC Term Loan 2L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.05%, 5/06/32	179
445,500	United Natural Foods Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 9.07%, 4/25/31	448
93,203	WaterBridge Midstream Operating LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.05%, 6/27/29	89
Total Bank Loans (Cost - $6,193)		6,136

Corporate Bond (29%)
195,000	Advantage Sales & Marketing Inc. 144A, 6.50%, 11/15/28 (a)	157
350,000	Alphabet Inc., 2.50%, 5/06/29 EUR (c)	396
325,000	Altice France Holding SA 144A, 10.50%, 5/15/27 (a)	101
150,000	American Homes 4 Rent LP, 5.50%, 2/01/34	150
275,000	Americold Realty Operating Partnership LP, 5.60%, 5/15/32	275
175,000	Ares Capital Corp., 5.88%, 3/01/29	176
250,000	Autostrade per l’Italia SpA, 4.25%, 6/28/32 EUR (c)(d)	292
150,000	AutoZone Inc., 5.40%, 7/15/34	152
150,000	Axon Enterprise Inc. 144A, 6.13%, 3/15/30 (a)	153
200,000	Banco de Credito e Inversiones SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.944%), 8.75% (a)(b)(g)	207
75,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.000%), 5.16%, 1/24/31 (b)	76
200,000	BE Semiconductor Industries NV 144A, 4.50%, 7/15/31 EUR (a)(c)	230
225,000	Beacon Roofing Supply Inc. 144A, 6.75%, 4/30/32 (a)	226
75,000	Blue Owl Capital Corp., 3.40%, 7/15/26	73
25,000	Boeing Co., 2.20%, 2/04/26	25
25,000	Boeing Co., 5.04%, 5/01/27	25
25,000	Boeing Co., 6.30%, 5/01/29	26
200,000	Bombardier Inc. 144A, 7.00%, 6/01/32 (a)(h)	203
150,000	Boparan Finance PLC 144A, 9.38%, 11/07/29 GBP (a)(c)	193
175,000	Broadcom Inc., 5.05%, 7/12/29	179
250,000	Bubbles Bidco SpA, 6.50%, 9/30/31 EUR (c)(d)	284
150,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.036%), 6.18%, 1/30/36 (b)	148
125,000	Capstone Copper Corp. 144A, 6.75%, 3/31/33 (a)	123
150,000	Centene Corp., 3.38%, 2/15/30	137
175,000	Centene Corp., 3.00%, 10/15/30	154
266,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 4/27/29 (d)	255
350,000	Cia de Minas Buenaventura SAA 144A, 6.80%, 2/04/32 (a)	348
200,000	CIBANCO SA Institucion de Banca Multiple Trust CIB/3332, 4.38%, 7/22/31 (d)	162
225,000	CITGO Petroleum Corp. 144A, 6.38%, 6/15/26 (a)	224

110  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
175,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.351%), 3.06%, 1/25/33 (b)	$154
200,000	Cleveland-Cliffs Inc. 144A, 6.88%, 11/01/29 (a)	194
125,000	Cleveland-Cliffs Inc. 144A, 7.38%, 5/01/33 (a)	118
250,000	CRH America Finance Inc., 5.40%, 5/21/34	254
325,000	Delta Air Lines Inc./SkyMiles IP Ltd. 144A, 4.75%, 10/20/28 (a)	323
150,000	doValue SpA 144A, 7.00%, 2/28/30 EUR (a)(c)	176
300,000	Duke Energy Carolinas LLC, 4.85%, 3/15/30	306
300,000	Duke Energy Progress LLC, 5.05%, 3/15/35	299
150,000	Edge Finco PLC, 8.13%, 8/15/31 GBP (c)(d)	203
175,000	Empire Communities Corp. 144A, 9.75%, 5/01/29 (a)	171
150,000	EMRLD Borrower LP/Emerald Co.-Issuer Inc. 144A, 6.75%, 7/15/31 (a)	153
200,000	Entegris Inc. 144A, 4.75%, 4/15/29 (a)	195
250,000	EPH Financing International AS, 5.88%, 11/30/29 EUR (c)(d)	299
300,000	Eurobank SA, (ICE 1Year Euribor Swap Fix + 1.250%), 3.25%, 3/12/30 EUR (b)(c)(d)	337
125,000	Evergy Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.558%), 6.65%, 6/01/55 (b)	122
125,000	Expand Energy Corp., 5.70%, 1/15/35	123
250,000	Extra Space Storage LP, 5.40%, 6/15/35	246
200,000	Fiesta Purchaser Inc. 144A, 9.63%, 9/15/32 (a)	210
350,000	Fiserv Funding ULC, 2.88%, 6/15/28 EUR (c)	397
350,000	Flutter Treasury DAC 144A, 5.00%, 4/29/29 EUR (a)(c)	411
100,000	Freedom Mortgage Holdings LLC 144A, 9.25%, 2/01/29 (a)	102
280,000	Freedom Mortgage Holdings LLC 144A, 9.13%, 5/15/31 (a)	283
200,000	Frontier Communications Holdings LLC 144A, 5.00%, 5/01/28 (a)	198
125,000	Galaxy Bidco Ltd., 8.13%, 12/19/29 GBP (c)(d)	167
150,000	General Motors Financial Co. Inc., 5.55%, 7/15/29	151
350,000	General Motors Financial Co. Inc., 4.90%, 10/06/29	344
260,000	Global Marine Inc., 7.00%, 6/01/28	224
275,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.580%), 5.22%, 4/23/31 (b)	280
325,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.410%), 3.10%, 2/24/33 (b)	287
203,000	Gran Tierra Energy Inc. 144A, 9.50%, 10/15/29 (a)	158
250,000	Hewlett Packard Enterprise Co., 5.00%, 10/15/34	241
325,000	Holcim Finance U.S. LLC 144A, 4.95%, 4/07/30 (a)	329
200,000	Holcim Finance U.S. LLC 144A, 5.40%, 4/07/35 (a)	200
225,000	Huntington Bancshares Inc., (U.S. Secured Overnight Financing Rate + 1.276%), 5.27%, 1/15/31 (b)	227
100,000	Hyatt Hotels Corp., 5.05%, 3/30/28	101
50,000	Hyundai Capital America 144A, 4.30%, 9/24/27 (a)	49
200,000	IHS Holding Ltd. 144A, 8.25%, 11/29/31 (a)	193
217,250	India Cleantech Energy, 4.70%, 8/10/26 (d)	211
300,000	JAB Holdings BV, 5.00%, 6/12/33 EUR (c)(d)	363

Principal or Shares	Security Description	Value (000)
300,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.435%), 5.10%, 4/22/31 (b)	$306
250,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.340%), 4.95%, 10/22/35 (b)	244
325,000	KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution Inc. 144A, 9.00%, 2/15/29 (a)	333
350,000	Kier Group PLC, 9.00%, 2/15/29 GBP (c)(d)	487
175,000	Kraft Heinz Foods Co., 3.75%, 4/01/30	168
150,000	Lazard Group LLC, 6.00%, 3/15/31	155
200,000	LD Celulose International GmbH 144A, 7.95%, 1/26/32 (a)	206
400,000	Limak Cimento Sanayi ve Ticaret AS 144A, 9.75%, 7/25/29 (a)	393
200,000	LKQ Dutch Bond BV, 4.13%, 3/13/31 EUR (c)	231
250,000	Madison IAQ LLC 144A, 5.88%, 6/30/29 (a)	237
225,000	Midcontinent Communications 144A, 8.00%, 8/15/32 (a)	230
325,000	Millicom International Cellular SA, 4.50%, 4/27/31 (d)	290
200,000	Minerva Luxembourg SA 144A, 8.88%, 9/13/33 (a)	213
225,000	Minerva Luxembourg SA, 8.88%, 9/13/33 (d)	240
275,000	Mobico Group PLC, 4.88%, 9/26/31 EUR (c)(d)	300
550,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.380%), 4.99%, 4/12/29 (b)	558
225,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.108%), 5.23%, 1/15/31 (b)	229
225,000	Muthoot Finance Ltd. 144A, 7.13%, 2/14/28 (a)	224
200,000	Muthoot Finance Ltd., 7.13%, 2/14/28 (d)	199
175,000	NNN REIT Inc., 5.50%, 6/15/34	176
200,000	Oceanica Lux, 13.00%, 10/02/29 (d)	180
200,000	OCP SA 144A, 6.10%, 4/30/30 (a)	200
200,000	OCP SA 144A, 6.70%, 3/01/36 (a)	198
200,000	OHI Group SA 144A, 13.00%, 7/22/29 (a)	202
250,000	Opal Bidco SAS 144A, 5.50%, 3/31/32 EUR (a)(c)	282
550,000	Open Text Corp. 144A, 6.90%, 12/01/27 (a)	566
325,000	Orbia Advance Corp. SAB de CV 144A, 6.80%, 5/13/30 (a)	325
200,000	Orbia Advance Corp. SAB de CV 144A, 7.50%, 5/13/35 (a)	199
225,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV 144A, 5.13%, 4/30/31 (a)(h)	189
200,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV 144A, 7.88%, 5/15/34 (a)	184
275,000	OVH Groupe SAS, 4.75%, 2/05/31 EUR (c)(d)	315
95,000	Paramount Global, 4.95%, 1/15/31	92
300,000	PBF Holding Co. LLC/PBF Finance Corp. 144A, 9.88%, 3/15/30 (a)(h)	264
100,000	Petroleos Mexicanos, 3.63%, 11/24/25 EUR (c)(d)	112
425,000	Petroleos Mexicanos, 3.75%, 4/16/26 EUR (c)(d)	471
400,000	Petroleos Mexicanos, 2.75%, 4/21/27 EUR (c)(d)(h)	420
110,000	PRA Group Inc. 144A, 5.00%, 10/01/29 (a)(h)	100
180,000	PRA Group Inc. 144A, 8.88%, 1/31/30 (a)(h)	186
425,000	Prime Healthcare Services Inc. 144A, 9.38%, 9/01/29 (a)	406
175,000	Quikrete Holdings Inc. 144A, 6.75%, 3/01/33 (a)	176
175,000	RELX Capital Inc., 4.75%, 3/27/30	177
400,000	Reworld Holding Corp. 144A, 4.88%, 12/01/29 (a)	374

Semi-Annual   111

   Payden Managed Income Fund continued

Principal or Shares	Security Description	Value (000)
350,000	Rogers Communications Inc., 5.30%, 2/15/34	$345
75,000	Royal Bank of Canada, (U.S. Secured Overnight Financing Rate + 1.030%), 5.15%, 2/04/31 (b)	76
300,000	Sable International Finance Ltd. 144A, 7.13%, 10/15/32 (a)	295
200,000	Sagax AB, 4.38%, 5/29/30 EUR (c)(d)	235
250,000	Sagax Euro Mtn NL BV, 0.75%, 1/26/28 EUR (c)(d)	265
225,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.940%), 5.35%, 9/06/30 (b)	226
450,000	SBA Tower Trust 144A, 6.60%, 1/15/28 (a)	461
400,000	Societe Generale SA, (3 mo. EURIBOR + 0.950%), 0.50%, 6/12/29 EUR (b)(c)(d)	419
275,000	Stagwell Global LLC 144A, 5.63%, 8/15/29 (a)	260
350,000	Star Parent Inc. 144A, 9.00%, 10/01/30 (a)(h)	355
95,000	Surge Energy Inc. 144A, 8.50%, 9/05/29 CAD (a)(c)	68
425,000	Surgery Center Holdings Inc. 144A, 7.25%, 4/15/32 (a)	425
180,000	Synopsys Inc., 5.00%, 4/01/32	181
240,000	Synopsys Inc., 5.15%, 4/01/35	241
300,000	TDF Infrastructure SASU, 4.13%, 10/23/31 EUR (c)(d)	341
325,000	Tesco Corporate Treasury Services PLC, 4.25%, 2/27/31 EUR (c)(d)	386
175,000	Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 1.571%), 5.15%, 8/05/32 (b)	176
150,000	UDR Inc., 5.13%, 9/01/34	146
225,000	Veritiv Operating Co. 144A, 10.50%, 11/30/30 (a)	235
285,000	Viking Baked Goods Acquisition Corp. 144A, 8.63%, 11/01/31 (a)	271
550,000	VISA, Inc., 2.25%, 5/15/28 EUR (c)	620
150,000	Vistra Operations Co. LLC 144A, 6.95%, 10/15/33 (a)	161
295,000	W&T Offshore Inc. 144A, 10.75%, 2/01/29 (a)(h)	233
175,000	Warnermedia Holdings Inc., 4.28%, 3/15/32	150
500,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.370%), 4.97%, 4/23/29 (b)	506
125,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.110%), 5.24%, 1/24/31 (b)	128
425,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 2.020%), 5.39%, 4/24/34 (b)	427
150,000	Western Midstream Operating LP, 5.45%, 11/15/34	143
250,000	WMG Acquisition Corp. 144A, 3.75%, 12/01/29 (a)	231
180,000	XPLR Infrastructure Operating Partners LP 144A, 7.25%, 1/15/29 (a)(h)	178
Total Corporate Bond (Cost - $33,190)		33,170

Foreign Government (10%)
375,000	Albania Government International Bond 144A, 4.75%, 2/14/35 EUR (a)(c)	406
250,000	Argentine Republic Government International Bond, 4.13%, 7/09/35	167
35,000,000	Brazil Letras do Tesouro Nacional, 11.58%, 7/01/25 BRL (c)(e)	6,032
275,000	Dominican Republic International Bond, 5.95%, 1/25/27 (d)	277
200,000	Ghana Government International Bond 144A, 5.00%, 7/03/35 (a)	136

Principal or Shares	Security Description	Value (000)
425,000	Guatemala Government Bond, 4.38%, 6/05/27 (d)	$416
250,000	Guatemala Government Bond, 6.55%, 2/06/37 (d)	250
400,000	Hungary Government International Bond Series 10Y, 4.50%, 6/16/34 EUR (c)(d)	442
200,000	Ivory Coast Government International Bond, 8.25%, 1/30/37 (d)	184
425,000	Mexico Government International Bond, 6.35%, 2/09/35	424
300,000	Morocco Government International Bond 144A, 3.88%, 4/02/29 EUR (a)(c)	341
300,000	Morocco Government International Bond 144A, 4.75%, 4/02/35 EUR (a)(c)	338
250,000	Nigeria Government International Bond, 6.50%, 11/28/27 (d)	235
200,000	Nigeria Government International Bond, 6.13%, 9/28/28 (d)	180
450,000	Paraguay Government International Bond, 6.00%, 2/09/36 (d)	454
400,000	Republic of Poland Government International Bond, 5.38%, 2/12/35	405
250,000	Republic of Uzbekistan International Bond, 6.90%, 2/28/32 (d)	250
200,000	Romanian Government International Bond 144A, 5.88%, 7/11/32 EUR (a)(c)	221
225,000	Sri Lanka Government International Bond, 3.60%, 2/15/38 (d)	159
179,867	Zambia Government International Bond, 5.75%, 6/30/33 (d)	157
Total Foreign Government (Cost - $11,275)		11,474

Mortgage Backed (31%)
100,000	ACRE Commercial Mortgage Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.864%), 6.68%, 12/18/37 (a)(b)	99
500,000	Acrec 2025 Fl LLC 2025-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 2.291%), 6.61%, 8/18/42 (a)(b)	491
300,000	AREIT Ltd. 2025-CRE10 144A, (1 mo. Term Secured Overnight Financing Rate + 1.542%), 5.87%, 1/17/30 (a)(b)	298
320,000	ARES1 2024-IND2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.443%), 5.76%, 10/15/34 (a)(b)	320
500,000	BRAVO Residential Funding Trust 2024-NQM7 144A, 6.38%, 10/27/64 (a)(i)	501
400,000	BX Commercial Mortgage Trust 2021-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.114%), 6.44%, 9/15/36 (a)(b)	394
350,000	BX Commercial Mortgage Trust 2021-VINO 144A, (1 mo. Term Secured Overnight Financing Rate + 2.067%), 6.39%, 5/15/38 (a)(b)	347
550,000	BX Mortgage Trust 2025-BIO3 144A, 6.56%, 2/10/42 (a)	554
500,000	BX Trust 2023-DELC 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 7.01%, 5/15/38 (a)(b)	502
425,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 1.893%), 6.21%, 3/15/42 (a)(b)	421
300,000	CAMB Commercial Mortgage Trust 2019-LIFE 144A, (1 mo. Term Secured Overnight Financing Rate + 3.547%), 7.87%, 12/15/37 (a)(b)	297

112  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
400,000	Connecticut Avenue Securities Series 2025-R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.700%), 6.05%, 1/25/45 (a)(b)	$392
421,240	Connecticut Avenue Securities Trust 2019-R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.214%), 8.57%, 9/25/31 (a)(b)	440
270,184	Connecticut Avenue Securities Trust 2019-R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.864%), 8.22%, 9/25/39 (a)(b)	276
87,227	Connecticut Avenue Securities Trust 2019-HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.264%), 6.62%, 11/25/39 (a)(b)	87
575,000	Connecticut Avenue Securities Trust 2021-R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.100%), 7.45%, 10/25/41 (a)(b)	585
300,000	Connecticut Avenue Securities Trust 2021-R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.750%), 7.10%, 12/25/41 (a)(b)	304
1,125,000	Connecticut Avenue Securities Trust 2022-R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.150%), 7.50%, 12/25/41 (a)(b)	1,147
325,000	Connecticut Avenue Securities Trust 2022-R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.000%), 10.35%, 12/25/41 (a)(b)	339
1,075,000	Connecticut Avenue Securities Trust 2022-R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.500%), 8.85%, 1/25/42 (a)(b)	1,118
500,000	Connecticut Avenue Securities Trust 2022-R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.500%), 7.85%, 3/25/42 (a)(b)	517
800,000	Connecticut Avenue Securities Trust 2022-R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 5.250%), 9.60%, 3/25/42 (a)(b)	848
500,000	Connecticut Avenue Securities Trust 2022-R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.250%), 10.60%, 3/25/42 (a)(b)	539
200,000	Connecticut Avenue Securities Trust 2022-R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.500%), 13.85%, 3/25/42 (a)(b)	222
500,000	Connecticut Avenue Securities Trust 2022-R09 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.750%), 9.10%, 9/25/42 (a)(b)	534
782,705	Connecticut Avenue Securities Trust 2023-R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.400%), 6.75%, 12/25/42 (a)(b)	801

Principal or Shares	Security Description	Value (000)
1,300,000	Connecticut Avenue Securities Trust 2023-R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.900%), 8.25%, 4/25/43 (a)(b)	$1,372
771,742	Connecticut Avenue Securities Trust 2023-R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.300%), 6.65%, 5/25/43 (a)(b)	786
396,755	Connecticut Avenue Securities Trust 2025-R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 5.35%, 2/25/45 (a)(b)	395
450,000	Connecticut Avenue Securities Trust 2025-R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 5.95%, 2/25/45 (a)(b)	449
350,000	Connecticut Avenue Securities Trust 2025-R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.950%), 6.30%, 2/25/45 (a)(b)	345
736,150	Connecticut Avenue Securities Trust 2025-R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 5.95%, 3/25/45 (a)(b)	738
411,450	Connecticut Avenue Securities Trust 2025-R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.250%), 6.60%, 3/25/45 (a)(b)	414
800,000	Connecticut Avenue Securities Trust 2021-R01 2021-R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.000%), 10.35%, 10/25/41 (a)(b)	832
575,000	Cross Mortgage Trust 2024-H8 144A, 6.32%, 12/25/69 (a)(i)	575
335,000	DC Commercial Mortgage Trust 2023-DC 144A, 6.31%, 9/12/40 (a)	347
558,663	Extended Stay America Trust 2021-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 3.814%), 8.14%, 7/15/38 (a)(b)	553
123,484	Fannie Mae Connecticut Avenue Securities 2016-C02, (U.S. Secured Overnight Financing Rate Index 30day Average + 12.364%), 16.72%, 9/25/28 (b)	133
49,466	Fannie Mae Connecticut Avenue Securities 2016-C03, (U.S. Secured Overnight Financing Rate Index 30day Average + 11.864%), 16.22%, 10/25/28 (b)	54
98,354	Fannie Mae Connecticut Avenue Securities 2016-C04, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.364%), 14.72%, 1/25/29 (b)	105
700,000	Fannie Mae Connecticut Avenue Securities 2021-R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.300%), 7.65%, 11/25/41 (a)(b)	713
675,000	Fannie Mae Connecticut Avenue Securities 2021-R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.200%), 10.55%, 11/25/41 (a)(b)	705
247,267	Freddie Mac STACR Debt Notes 2015-HQA1, (U.S. Secured Overnight Financing Rate Index 30day Average + 8.914%), 13.27%, 3/25/28 (b)	248

Semi-Annual   113

   Payden Managed Income Fund continued

Principal or Shares	Security Description	Value (000)
293,855	Freddie Mac STACR Debt Notes 2015-DNA3, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.464%), 13.82%, 4/25/28 (b)	$303
297,702	Freddie Mac STACR Debt Notes 2015-HQA2, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 14.97%, 5/25/28 (b)	310
1,075,000	Freddie Mac STACR REMIC Trust 2021-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.350%), 7.70%, 9/25/41 (a)(b)	1,095
425,000	Freddie Mac STACR REMIC Trust 2021-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.250%), 10.60%, 9/25/41 (a)(b)	439
425,000	Freddie Mac STACR REMIC Trust 2021-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.400%), 7.75%, 10/25/41 (a)(b)	436
1,125,000	Freddie Mac STACR REMIC Trust 2021-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.650%), 8.00%, 11/25/41 (a)(b)	1,157
400,000	Freddie Mac STACR REMIC Trust 2021-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.800%), 12.15%, 11/25/41 (a)(b)	426
300,000	Freddie Mac STACR REMIC Trust 2021-HQA4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.750%), 8.10%, 12/25/41 (a)(b)	307
500,000	Freddie Mac STACR REMIC Trust 2022-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.750%), 8.10%, 2/25/42 (a)(b)	519
350,000	Freddie Mac STACR REMIC Trust 2022-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.750%), 9.10%, 2/25/42 (a)(b)	366
617,660	Freddie Mac STACR REMIC Trust 2022-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.000%), 6.35%, 4/25/42 (a)(b)	625
325,182	Freddie Mac STACR REMIC Trust 2022-DNA4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.200%), 6.55%, 5/25/42 (a)(b)	330
249,568	Freddie Mac STACR REMIC Trust 2022-HQA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.650%), 7.00%, 7/25/42 (a)(b)	255
249,194	Freddie Mac STACR REMIC Trust 2022-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.300%), 6.65%, 8/25/42 (a)(b)	253
266,033	Freddie Mac STACR REMIC Trust 2023-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 6.45%, 4/25/43 (a)(b)	270
233,733	Freddie Mac STACR REMIC Trust 2023-HQA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.000%), 6.35%, 6/25/43 (a)(b)	235

Principal or Shares	Security Description	Value (000)
144,926	Freddie Mac STACR REMIC Trust 2023-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 6.20%, 11/25/43 (a)(b)	$146
350,000	Freddie Mac STACR REMIC Trust 2024-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.000%), 6.35%, 3/25/44 (a)(b)	351
543,756	Freddie Mac STACR REMIC Trust 2024-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.250%), 5.60%, 5/25/44 (a)(b)	544
678,431	Freddie Mac STACR REMIC Trust 2024-HQA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.200%), 5.55%, 8/25/44 (a)(b)	677
725,000	Freddie Mac STACR REMIC Trust 2021-DNA6 2021-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.500%), 11.85%, 10/25/41 (a)(b)	767
600,000	FS Rialto Issuer LLC 2025-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 1.385%), 5.70%, 8/19/42 (a)(b)	594
250,000	HIH Trust 2024-61P 144A, (1 mo. Term Secured Overnight Financing Rate + 3.640%), 7.96%, 10/15/41 (a)(b)	247
300,000	KREF 2022-FL3 Ltd., (1 mo. Term Secured Overnight Financing Rate + 2.800%), 7.12%, 2/17/39	298
385,000	Life Mortgage Trust 2021-BMR 144A, (1 mo. Term Secured Overnight Financing Rate + 3.064%), 7.39%, 3/15/38 (a)(b)	375
375,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.295%), 5.62%, 5/15/39 (a)(b)	363
241,708	MCR Mortgage Trust 2024-HTL 144A, (1 mo. Term Secured Overnight Financing Rate + 1.758%), 6.08%, 2/15/37 (a)(b)	242
178,620	OBX Trust 2024-NQM12 144A, 5.83%, 7/25/64 (a)	179
442,164	OBX Trust 2025-NQM6 144A, 5.96%, 3/25/65 (a)	445
900,000	Palisades Center Trust 2016-PLSD 144A, 3.36%, 4/13/33 (a)	45
110,000	Sage AR Funding No 1 PLC 1A 144A, (Sterling Overnight Index Average + 3.000%), 7.48%, 11/17/30 GBP (a)(b)(c)	146
575,000	SWCH Commercial Mortgage Trust 2025-DATA 144A, (1 mo. Term Secured Overnight Financing Rate + 1.443%), 5.76%, 3/15/42 (a)(b)	566
230,713	TTAN 2021-MHC 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 6.84%, 3/15/38 (a)(b)	230
7,566,970	Wells Fargo Commercial Mortgage Trust 2018- C46, 1.07%, 8/15/51 (i)	151
Total Mortgage Backed (Cost - $35,849)		34,829
U.S. Treasury (3%)
3,300,000	U.S. Treasury Note, 3.88%, 3/31/27 (Cost - $3,310)	3,316
Investment Company (5%)
3,419,055	Payden Cash Reserves Money Market Fund*	3,419

114  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
491,000	Payden Emerging Markets Local Bond Fund, SI Class*	$2,274

Total Investment Company (Cost - $5,677)		5,693

Purchase Options (0%)

Total Purchase Options (Cost - $126)		89

Total Investments, Before Written Options

(Cost - $117,492) (101%)		115,717

Written Options (0%)

Total Written Options (Cost - $(17))		(12)

Total Investments (Cost - $117,475) (101%)		115,705
Liabilities in excess of Other Assets (-1%)		(1,155)
Net Assets (100%)		$114,550

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025.
(c)	Principal in foreign currency.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Yield to maturity at time of purchase.
(f)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2025. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(g)	Perpetual security with no stated maturity date.
(h)

All or a portion of these securities are on loan. At April 30, 2025, the total market value of the Fund’s securities on loan is $2,147 and the total market value of the collateral held by the Fund is $2,262. Amounts in 000s.

(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Purchase Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase - 0.1%
S&P 500 Emini	17	$53	$5100	06/30/2025	$53	Put
S&P 500 Emini	9	36	5400	05/30/2025	36	Put

Total Purchase Options					$89

Written Options
Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase - 0.0%
S&P 500 Emini	17	(12)	4400	06/30/2025	$(12)	Put

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
AUD 1,245	USD 791	Hsbc Securities (Usa) Inc.	05/28/2025	$6
AUD 1,910	USD 1,185	Hsbc Securities (Usa) Inc.	05/28/2025	39
CHF 2,086	USD 2,452	Hsbc Securities (Usa) Inc.	05/28/2025	84
EUR 94	USD 105	Bnp Paribas Securities Corp.	05/28/2025	2
EUR 125	USD 133	Hsbc Securities (Usa) Inc.	05/28/2025	9
EUR 2,139	USD 2,326	Hsbc Securities (Usa) Inc.	05/28/2025	101
EUR 3,329	USD 3,671	Hsbc Securities Inc	05/28/2025	107
EUR 5,240	USD 5,902	State Street Bank & Trust Co.	06/18/2025	53
GBP 628	USD 796	Hsbc Securities (Usa) Inc.	05/28/2025	41
JPY 7,342	USD 49	Hsbc Securities (Usa) Inc.	05/28/2025	2
JPY 347,700	USD 2,382	Hsbc Securities Inc	05/28/2025	57
JPY 299,800	USD 1,998	Morgan Stanley & Co. Llc	05/28/2025	105
NOK 12,525	USD 1,155	Hsbc Securities (Usa) Inc.	05/28/2025	49
SEK 11,660	USD 1,166	Hsbc Securities (Usa) Inc.	05/28/2025	42

				697

Semi-Annual   115

   Payden Managed Income Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Liabilities:
EUR 400	USD 456	State Street Global Markets, Llc	06/18/2025	$(2)
USD 2,042	EUR 1,944	Bnp Paribas Securities Corp.	05/28/2025	(164)
USD 776	AUD 1,245	Hsbc Securities (Usa) Inc.	05/28/2025	(22)
USD 2,331	CHF 2,046	Hsbc Securities (Usa) Inc.	05/28/2025	(156)
USD 1,600	EUR 1,522	Hsbc Securities (Usa) Inc.	05/28/2025	(127)
USD 3,627	EUR 3,248	Hsbc Securities (Usa) Inc.	05/28/2025	(58)
USD 1,194	GBP 928	Hsbc Securities (Usa) Inc.	05/28/2025	(43)
USD 773	JPY 113,600	Hsbc Securities (Usa) Inc.	05/28/2025	(24)
USD 1,189	NOK 12,525	Hsbc Securities (Usa) Inc.	05/28/2025	(15)
USD 1,161	SEK 11,660	Hsbc Securities (Usa) Inc.	05/28/2025	(48)
USD 192	BRL 1,156	Hsbc Securities (Usa) Inc.	06/27/2025	(9)
USD 1,257	CHF 1,050	Hsbc Securities Inc	05/28/2025	(20)
USD 135	JPY 19,300	Hsbc Securities Inc	05/28/2025	–
USD 5,709	BRL 33,955	Hsbc Securities Inc	06/27/2025	(191)
USD 792	GBP 628	Morgan Stanley & Co. Llc	05/28/2025	(45)
USD 88	JPY 13,042	Morgan Stanley & Co. Llc	05/28/2025	(3)
USD 4,432	EUR 4,060	State Street Bank & Trust Co.	06/18/2025	(181)
USD 207	GBP 160	State Street Bank & Trust Co.	06/18/2025	(6)
USD 344	CAD 495	State Street Global Markets, Llc	06/18/2025	(16)
USD 13,602	EUR 12,468	State Street Global Markets, Llc	06/18/2025	(566)
USD 1,002	GBP 775	State Street Global Markets, Llc	06/18/2025	(31)

				(1,727)

Net Unrealized Appreciation (Depreciation)				$(1,030)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	363	Jun-25	$75,558	$616	$616
U.S. Treasury 5-Year Note Future	71	Jun-25	7,753	49	49

					665

Short Contracts:
Euro-Bobl Future	23	Jun-25	(3,117)	(49)	(49)
Euro-Bund Future	31	Jun-25	(4,628)	(56)	(56)
Euro-Schatz Future	17	Jun-25	(2,072)	(6)	(6)
Long Gilt Future	2	Jun-25	(249)	(7)	(7)
U.S. 10-Year Ultra Future	25	Jun-25	(2,868)	(35)	(35)
U.S. Long Bond Future	8	Jun-25	(933)	(4)	(4)
U.S. Treasury 10-Year Note Future	35	Jun-25	(3,928)	(46)	(46)
U.S. Ultra Bond Future	2	Jun-25	(242)	2	2

					(201)

Total Futures					$464

116  Payden Mutual Funds

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$2,147
Non-cash Collateral[2]	(2,147)

Net Amount	$–

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Semi-Annual   117

   Payden Equity Income Fund

Schedule of Investments - April 30, 2025 (Unaudited)
Principal or Shares	Security Description	Value (000)
Stock (91%)
Common Stock (84%)
Communication (6%)
67,100	Alphabet Inc., Class A	$10,655
150,900	Corning Inc.	6,697
17,600	Meta Platforms Inc., Class A	9,662
80,700	T-Mobile U.S. Inc.	19,929
265,700	Verizon Communications Inc.	11,707
		58,650
Consumer Discretionary (7%)
38,500	Amazon.com Inc. (a)	7,100
1,500	Booking Holdings Inc.	7,649
26,300	Home Depot Inc.	9,481
52,800	McDonald’s Corp.	16,878
123,600	Service Corp. International	9,876
55,200	TJX Cos. Inc.	7,103
		58,087
Consumer Staple (8%)
133,200	Coca-Cola Co.	9,664
9,500	Costco Wholesale Corp.	9,448
168,300	Koninklijke Ahold Delhaize NV (b)	6,890
109,700	Mondelez International Inc., Class A	7,474
116,600	Procter & Gamble Co.	18,956
226,500	Walmart Inc.	22,027
		74,459
Energy (3%)
139,700	Exxon Mobil Corp.	14,756
284,100	Williams Cos. Inc.	16,640
		31,396
Financial (22%)
58,800	American Express Co.	15,665
19,600	Ameriprise Financial Inc.	9,232
29,500	Arthur J Gallagher & Co.	9,460
959,800	Aviva PLC (b)	7,163
449,600	Bank of America Corp.	17,930
7,700	Blackrock Inc.	7,040
34,500	Chubb Ltd.	9,870
143,700	JPMorgan Chase & Co.	35,152
167,600	MetLife Inc.	12,632
165,300	Morgan Stanley	19,079
96,000	Nasdaq Inc.	7,316
33,800	S&P Global Inc.	16,902
48,300	Visa Inc., Class A	16,688
278,400	Wells Fargo & Co.	19,769
		203,898
Healthcare (14%)
48,500	AbbVie Inc.	9,462
22,100	Cigna Group	7,515
115,500	Corteva Inc.	7,160
48,900	Danaher Corp.	9,747
12,300	Eli Lilly and Co.	11,057
67,300	Gilead Sciences Inc.	7,170
43,000	HCA Healthcare Inc.	14,838
64,900	Johnson & Johnson	10,145
28,200	McKesson Corp.	20,101
41,500	Quest Diagnostics Inc.	7,396
47,900	Stryker Corp.	17,911
18,500	UnitedHealth Group Inc.	7,612
		130,114

Principal or Shares	Security Description	Value (000)
Industrial (9%)
107,100	AECOM	$10,565
32,900	Eaton Corp. PLC	9,685
107,400	General Electric Co.	21,645
73,100	ITT Inc.	10,016
58,500	Jacobs Solutions Inc.	7,242
20,400	Lockheed Martin Corp.	9,746
76,400	RTX Corp.	9,636
58,800	Schneider Electric SE (b)	13,602
		92,137
Material (3%)
166,900	CRH PLC	15,926
30,500	Linde PLC	13,824
		29,750
Technology (7%)
35,000	Apple Inc.	7,437
7,100	ASML Holding NV (b)	4,685
25,300	Broadcom Inc.	4,869
253,900	Cisco Systems Inc.	14,658
59,300	International Business Machines Corp.	14,340
26,100	Microsoft Corp.	10,316
52,200	Oracle Corp.	7,346
23,500	Salesforce Inc.	6,315
176,400	SS&C Technologies Holdings Inc.	13,336
		83,302
Utility (5%)
275,000	Dominion Energy Inc.	14,954
229,800	Duke Energy Corp.	28,040
145,700	NextEra Energy Inc.	9,744
		52,738
Total Common Stock		814,531
Master Limited Partnership (3%)
823,700	Energy Transfer LP	13,624
467,700	Enterprise Products Partners LP	13,984
Total Master Limited Partnership		27,608
Real Estate Investment Trust (4%)
33,400	American Tower Corp.	7,529
47,100	AvalonBay Communities Inc.	9,890
68,400	Prologis Inc.	6,991
59,800	Simon Property Group Inc.	9,411
Total Real Estate Investment Trust		33,821
Total Stock (Cost - $759,250)		875,960
Corporate Bond (0%)
2,800,000	Land O’ Lakes Inc. 144A, 7.00% (c)(d)	2,296
Total Corporate Bond (Cost - $2,800)		2,296
Investment Company (8%)
79,877,723	Payden Cash Reserves Money Market Fund*
	(Cost - $79,878)	79,878
Total Investments (Cost - $841,928) (99%)		958,134
Other Assets, net of Liabilities (1%)		5,709
Net Assets (100%)		$963,843

118  Payden Mutual Funds

*	Affiliated investment.
(a)	Non-income producing
(b)	Principal in foreign currency.
(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Perpetual security with no stated maturity date.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR 1,909	USD 2,128	State Street Bank & Trust Co.	06/18/2025	$41
USD 6,930	GBP 5,194	State Street Bank & Trust Co.	06/18/2025	7

				48

Liabilities:
USD 26,563	EUR 24,037	State Street Bank & Trust Co.	06/18/2025	(752)

Net Unrealized Appreciation (Depreciation)				$(704)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (000s)
Long Contracts:
S&P500 EMINI FUT JUN25	152	Jun-25	$42,461	$599	$599

Semi-Annual   119

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

(a)

Payden Limited Maturity Fund, Payden Low Duration Fund, Payden Core Bond Fund, Payden Corporate Bond Fund, Payden Strategic Income Fund, Payden Absolute Return Bond Fund, Payden Floating Rate Fund, Payden California Municipal Social Impact Fund, and Payden Equity Income Fund Adviser Class’s Net Asset Value Per Share are calculated using unrounded net assets $10,083.55, $108.35, $1,378,591.90, $5,686.40, $109.13, $32,602.67 $473,745.11, $540,212.79 and $13,341,649.26 divided by unrounded shares 1,060.68, 11.01, 150,228.86, 581.19, 11.46, 3,444.28, 49,942.42, 55,574.99 and 859,450.69 respectively. Payden Securitized Income Fund, Investor Class’s Net Asset Value Per Share are calculated using unrounded net assets $1,786,850, divided by unrounded shares 178,899, respectively.

120  Payden Mutual Funds

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

Numbers in 000s

	Payden Cash Reserves Money Market Fund	Payden Limited Maturity Fund	Payden Low Duration Fund
ASSETS:
Investments, at value*	$282,226	$1,988,915	$942,951
Affiliated investments, at value**	—	29,765	12,354
Repurchase agreements, at value***	177,000	—	—
Foreign cash****	—	831	8
Cash	—	—	—
Cash pledged for financial futures contracts	—	—	1,535
Cash pledged for centrally cleared swaps	—	—	—
Cash pledged for OTC derivatives	—	—	—
Cash pledged for foreign currency	—	—	—
Receivable for:
Interest and dividends	531	8,904	5,857
Investments sold	—	7	4,956
Fund shares sold	794	198	—
Futures	—	—	152
Forward currency contracts	—	—	—
Variation margin on centrally cleared swaps	—	—	—
Receivable from Advisor (Note 3)	43	41	—
Other assets	1,119	67	44

Total Assets	461,713	2,028,728	967,857

LIABILITIES:
Payable for:
Bank overdraft	1,186	49	—
Forward currency contracts	—	41	—
Investments purchased	29,810	12,604	20,671
Fund shares redeemed	—	4,289	113
Deferred foreign capital gains tax liability	—	—	—
Futures	—	—	—
Variation margin on centrally cleared swaps	—	—	—
Options written*****	—	—	—
Distributions payable	1,062	503	309
Liability for securities on loan (Note 2)	—	424	8,975
Accrued expenses:
Investment advisory fees (Note 3)	—	—	135
Administration fees (Note 3)	53	248	115
Distribution fees (Notes 3)	—	—	—
Trustee fees and expenses	21	100	46
Other liabilities	101	330	363

Total Liabilities	32,233	18,588	30,727

NET ASSETS	$429,480	$2,010,140	$937,130

NET ASSETS:
Paid in capital	$429,504	$2,008,548	$978,251
Distributable earnings (loss)	(24)	1,592	(41,121)

NET ASSETS	$429,480	$2,010,140	$937,130

NET ASSET VALUE — offering and redemption price per share in whole dollars
Investor Class
Net Assets	$429,480	$619,831	$494,477
Shares Outstanding	429,497	65,058	50,193
Net Asset Value Per Share	$1.00	$9.53	$9.85

SI Class
Net Assets	—	$1,390,299	$442,653
Shares Outstanding	—	145,891	44,937
Net Asset Value Per Share	—	$9.53	$9.85

Adviser Class
Net Assets	—	$10	—
Shares Outstanding	—	1	—
Net Asset Value Per Share	—	$9.51(a)	$9.84(a)

* Investments, at cost	$282,226	$1,983,523	$940,593
** Affiliated investments, at cost	—	30,833	12,354
*** Repurchase agreements, at cost	177,000	—	—
**** Foreign cash, at cost	—	811	8
***** Options written, at cost	—	—	—

See notes to financial statements.

Semi-Annual   121

Statements of Assets and Liabilities continued

Payden U.S. Government Fund	Payden GNMA Fund	Payden Core Bond Fund	Payden Corporate Bond Fund	Payden Strategic Income Fund	Payden Absolute Return Bond Fund	Payden Securitized Income Fund

$66,538	$114,943	$801,370	$356,352	$144,749	$616,310	$59,407
1,006	1,106	33,504	11,313	9,010	21,724	2,213
—	—	—	—	—	—	—
—	—	5,856	—	1,044	806	—
—	—	311	—	11	1,180	—
163	157	2,054	271	151	4,258	—
—	169	2,539	—	174	1,600	—
—	—	600	—	—	—	—
—	—	—	—	310	4,910	—

541	330	5,958	4,229	1,392	3,462	154
11	—	2,543	931	495	737	—
1	1	—	3,474	2	741	85
19	7	128	76	38	343	—
—	—	227	—	44	2,607	—
121	—	90	—	17	87	—
8	—	—	—	17	—	12
10	2	46	38	30	38	25

68,418	116,715	855,226	376,684	157,484	658,803	61,896

—	—	—	—	—	—	3
—	—	1,204	—	439	7,536	—
—	21,673	13,942	—	800	10,729	317
11	40	30	77	79	123	—
—	—	—	—	—	—	—
—	—	332	37	48	116	—
—	7	—	—	—	—	—
—	—	—	—	—	108	—
173	145	—	—	—	—	—
—	—	10,060	5,873	1,520	4,471	—

—	4	124	66	—	89	—
9	12	101	45	19	78	7
—	—	1	—	—	—	—
3	5	44	19	8	31	2
44	71	147	170	81	169	28

240	21,957	25,985	6,287	2,994	23,450	357

$68,178	$94,758	$829,241	$370,397	$154,490	$635,353	$61,539

$77,560	$150,582	$998,019	$424,350	$166,129	$681,146	$61,640
(9,382)	(55,824)	(168,778)	(53,953)	(11,639)	(45,793)	(101)

$68,178	$94,758	$829,241	$370,397	$154,490	$635,353	$61,539

$68,178	$94,758	$250,217	$158,118	$85,320	$151,229	$1,787
7,174	12,415	27,264	16,292	8,942	15,992	179
$9.50	$7.63	$9.18	$9.70	$9.54	$9.46	$9.99(a)

—	—	$577,645	$212,273	$69,170	$484,091	$59,752
—	—	62,999	21,879	7,252	51,119	5,985
—	—	$9.17	$9.70	$9.54	$9.47	$9.98

—	—	$1,379	$6	—	$33	—
—	—	150	1	—	3	—
—	—	$9.18(a)	$9.78(a)	$9.52(a)	$9.46(a)	—

$67,609	$121,472	$831,923	$377,826	$148,833	$625,165	$59,504
1,006	1,106	33,514	11,190	9,021	21,657	2,213
—	—	—	—	—	—	—
—	—	5,647	—	1,015	806	—
—	—	—	—	—	(148)	—

See notes to financial statements.

122  Payden Mutual Funds

April 30, 2025 (Unaudited)

Numbers in 000s

	Payden Floating Rate Fund	Payden High Income Fund	Payden California Municipal Social Impact Fund
ASSETS:
Investments, at value*	$116,632	$824,615	$172,433
Affiliated investments, at value**	7,589	99,737	7,456
Foreign cash***	2	5,533	—
Cash	—	13	—
Cash pledged for financial futures contracts	—	615	51
Cash pledged for centrally cleared swaps	—	148	—
Cash pledged for OTC derivatives	—	—	—
Cash pledged for foreign currency	—	700	—
Receivable for:
Interest and dividends	680	14,148	1,777
Investments sold	3,875	6,072	4,029
Fund shares sold	24	71	159
Futures	—	18	10
Forward currency contracts	9	—	—
Variation margin on centrally cleared swaps	—	11	—
Receivable from Advisor (Note 3)	24	—	3
Other assets	40	24	10

Total Assets	128,875	951,705	185,928

LIABILITIES:
Payable for:
Bank overdraft	286	—	—
Forward currency contracts	36	744	—
Investments purchased	2,779	18,816	11,744
Fund shares redeemed	299	771	369
Deferred foreign capital gains tax liability	—	—	—
Futures	—	—	—
Options written*****	—	—	—
Distributions payable	—	—	152
Liability for securities on loan (Note 2)	863	39,458	—
Accrued expenses:
Investment advisory fees (Note 3)	—	304	—
Administration fees (Note 3)	15	109	21
Distribution fees (Notes 3)	—	—	—
Trustee fees and expenses	7	5	8
Other liabilities	86	575	87

Total Liabilities	4,371	60,782	12,381

NET ASSETS	$124,504	$890,923	$173,547

NET ASSETS:
Paid in capital	$136,839	$960,830	$178,439
Distributable earnings (loss)	(12,335)	(69,907)	(4,892)

NET ASSETS	$124,504	$890,923	$173,547

NET ASSET VALUE — offering and redemption price per share in whole dollars
Institutional Class
Net Assets	—	—	—
Shares Outstanding	—	—	—
Net Asset Value Per Share	—	—	—

Investor Class
Net Assets	$48,725	$191,434	$173,007
Shares Outstanding	5,129	31,039	17,764
Net Asset Value Per Share	$9.50	$6.17	$9.74

SI Class
Net Assets	$75,305	$699,241	—
Shares Outstanding	7,921	113,637	—
Net Asset Value Per Share	$9.51	$6.15	—

Adviser Class
Net Assets	$474	$248	$540
Shares Outstanding	50	40	56
Net Asset Value Per Share	$9.49(a)	$6.20	$9.72(a	)

Retirement Class
Net Assets	—	—	—
Shares Outstanding	—	—	—
Net Asset Value Per Share	—	—	—

* Investments, at cost	$120,594	$841,898	$173,024
** Affiliated investments, at cost	7,589	99,737	7,456
*** Foreign cash, at cost	2	5,339	—
***** Options written, at cost	—	—	—

See notes to financial statements.

Semi-Annual   123

Payden Global Low Duration Fund	Payden Global Fixed Income Fund	Payden Emerging Markets Bond Fund	Payden Emerging Markets Local Bond Fund	Payden Emerging Markets Corporate Bond Fund	Payden Managed Income Fund	Payden Equity Income Fund

$40,621	$140,480	$827,754	$79,742	$74,773	$110,024	$878,256
2,535	7,221	10,849	4,311	5,769	5,692	79,878
6	2,517	23,657	4,628	11	167	270
—	1,428	4,774	—	—	—	—
77	238	313	—	188	2,417	3,846
—	256	1,001	283	18	706	—
—	580	2,110	20	—	260	—
—	510	300	—	—	980	770
305	1,304	13,185	1,757	1,058	658	1,953
182	68	4,418	—	500	1,557	—
9	29	408	—	—	90	267
7	49	6	—	5	65	25
—	824	1,458	613	1	697	48
—	26	21	12	—	—	—
30	—	—	9	10	53	—
8	12	13	21	23	22	35

43,780	155,542	890,267	91,396	82,356	123,388	965,348

—	—	—	473	12	281	—
—	3,211	4,827	393	5	1,727	752
1,526	3,145	37,223	6,204	1,666	2,719	—
—	49	1,697	—	—	3	74
—	—	—	75	—	—	—
1	45	2	—	10	23	—
—	—	—	—	—	12	—
—	—	—	—	—	—	—
1,036	1,305	5,922	—	2,159	2,262	—
—	14	355	—	—	—	343
5	18	101	9	10	14	115
—	—	9	—	—	26	6
2	7	—	4	4	6	49
71	91	569	70	66	1,765	167

2,641	7,885	50,705	7,228	3,932	8,838	1,506

$41,139	$147,657	$839,562	$84,168	$78,424	$114,550	$963,842

$43,778	$186,733	$1,093,984	$112,816	$84,735	$122,807	$819,028
(2,639)	(39,076)	(254,422)	(28,648)	(6,311)	(8,257)	144,814

$41,139	$147,657	$839,562	$84,168	$78,424	$114,550	$963,842

—	—	—	—	—	$5,755	—
—	—	—	—	—	552	—
—	—	—	—	—	$10.43	—

$41,139	$38,153	$267,511	$8,677	$18,610	—	$263,499
4,228	4,985	25,891	1,840	2,149	—	16,919
$9.73	$7.65	$10.33	$4.72	$8.66	—	$15.57

—	$109,504	$553,205	$75,491	$59,814	$72,365	$687,002
—	14,344	53,651	16,318	6,896	7,078	44,018
—	$7.63	$10.31	$4.63	$8.67	$10.22	$15.61

—	—	$18,846	—	—	$8,813	$13,342
—	—	1,821	—	—	898	859
—	—	$10.35	—	—	$9.81	$15.52

—	—	—	—	—	$27,617	—
—	—	—	—	—	3,040	—
—	—	—	—	—	$9.08	—

$41,155	$147,793	$856,035	$80,699	$76,137	$111,815	$762,050
2,535	7,302	10,849	4,311	5,769	5,677	79,878
6	2,506	23,675	4,624	11	167	270
—	—	—	—	—	(17)	—

See notes to financial statements.

124  Payden Mutual Funds

Statements of Operations

Period ended April 30, 2025 (Unaudited)

Numbers in 000s

	Payden Cash Reserves Money Market Fund	Payden Limited Maturity Fund	Payden Low Duration Fund

INVESTMENT INCOME:
Interest income (Note 2)	$9,413	$51,128	$22,555
Interest from affiliated investments	—	158	124
Dividend income	—	—	34
Dividend income from affiliated investment (Note 2)	—	1,063	—
Income from securities lending	—	26	4

Investment Income	9,413	52,375	22,717

EXPENSES:
Investment advisory fees (Note 3)	316	2,609	1,310
Administration fees (Note 3)	316	1,476	702
Shareholder servicing fees	—	319	254
Distribution fees (Note 3)	—	—	—
Custodian fees	80	81	33
Transfer agent fees	5	10	15
Registration and filing fees	11	31	27
Trustee fees and expenses	39	171	82
Printing and mailing costs	8	40	19
Loan commitment fees	—	14	7
Legal fees	6	32	15
Publication expense	6	21	12
Pricing fees	(4)	31	10
Fund accounting fees	43	153	78
Insurance	3	14	6
Audit fees	22	23	25

Gross Expenses	851	5,025	2,595
Expense subsidy (Note 3)	(323)	(2,418)	(692)

Net Expenses	528	2,607	1,903

Net Investment Income	8,885	49,768	20,814

NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	3	903	351
Foreign currency transactions	—	(8)	—
Forward foreign exchange contracts	—	109	—
Futures contracts	—	—	(1,480)
Written option contracts	—	—	—
Swap contracts	—	—	—
Change in net unrealized appreciation (depreciation) from:
Investments	—	(1,930)	3,951
Translation of assets and liabilities in foreign currencies	—	22	—
Deferred foreign capital gains taxed	—	—	—
Forward foreign exchange contracts	—	(97)	—
Affiliated Investments	—	(682)	—
Futures contracts	—	—	3,308
Written option contracts	—	—	—
Swap contracts	—	—	—

Net Realized and Unrealized Gains (Losses)	3	(1,683)	6,130

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,888	$48,085	$26,944

See notes to financial statements.

Semi-Annual   125

Statements of Operations continued

Payden U.S. Government Fund	Payden GNMA Fund	Payden Core Bond Fund	Payden Corporate Bond Fund	Payden Strategic Income Fund	Payden Absolute Return Bond Fund	Payden Securitized Income Fund

$1,397	$2,012	$22,394	$9,499	$4,470	$18,288	$414
30	46	108	123	46	116	58
—	13	30	—	—	678	—
—	—	1,328	170	227	898	—
—	—	27	30	3	11	—

1,427	2,071	23,887	9,822	4,746	19,991	472

95	127	1,234	648	433	1,491	44
51	71	661	278	118	447	13
3	20	67	107	9	107	—
—	—	2	—	—	—	—
7	11	31	16	22	37	1
10	8	15	25	29	24	28
11	9	24	33	22	27	20
6	8	78	32	14	52	2
1	2	17	7	3	13	—
1	1	7	3	1	4	—
1	2	15	6	3	10	—
1	1	11	5	3	8	1
4	11	20	19	31	35	1
10	12	74	34	19	49	6
—	1	6	3	1	4	—
26	27	27	27	29	31	10

227	311	2,289	1,243	737	2,339	126
(80)	(99)	(312)	(146)	(260)	(763)	(77)

147	212	1,977	1,097	477	1,576	49

1,280	1,859	21,910	8,725	4,269	18,415	423

(111)	(119)	(35,172)	(953)	(1,201)	(1,508)	—
—	—	(116)	—	3	(336)	—
—	—	1,151	—	381	2,529	—
(80)	—	(1,577)	(996)	122	1,912	—
3	—	—	—	—	599	—
—	—	782	—	131	1,097	—
784	898	32,284	(2,687)	271	1,042	(97)
—	—	(346)	—	(74)	101	—
—	—	—	—	—	—	—
—	—	(1,415)	—	(609)	(6,886)	—
—	—	(1)	(76)	31	220	—
339	99	2,024	1,254	(303)	(74)	—
—	—	—	—	—	38	—
(67)	(90)	(602)	—	(109)	(59)	—

868	788	(2,988)	(3,458)	(1,357)	(1,325)	(97)

$2,148	$2,647	$18,922	$5,267	$2,912	$17,090	$326

See notes to financial statements.

126  Payden Mutual Funds

Period ended April 30, 2025 (Unaudited)

Numbers in 000s

	Payden Floating Rate Fund	Payden High Income Fund	Payden California Municipal Social Impact Fund
INVESTMENT INCOME:
Interest income (Note 2)	$5,059	$31,460	$3,143
Interest from affiliated investments	180	828	75
Dividend income	356	1,066	—
Dividend income from affiliated investment (Note 2)	—	—	—
Income from securities lending	1	244	—
Foreign tax withholdings	—	—	—

Investment Income	5,596	33,598	3,218

EXPENSES:
Investment advisory fees (Note 3)	353	1,536	263
Administration fees (Note 3)	96	659	123
Shareholder servicing fees	14	178	41
Distribution fees (Note 3)	—	—	—
Custodian fees	12	90	8
Transfer agent fees	29	16	20
Registration and filing fees	26	114	18
Trustee fees and expenses	11	41	14
Printing and mailing costs	3	100	3
Loan commitment fees	1	10	1
Legal fees	2	111	3
Publication expense	3	9	3
Pricing fees	21	37	7
Fund accounting fees	15	77	17
Insurance	1	1	1
Audit fees	39	29	25

Gross Expenses	626	3,008	547
Expense subsidy (Note 3)	(214)	(446)	(176)

Net Expenses	412	2,562	371

Net Investment Income	5,184	31,036	2,847

NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	(491)	(5,503)	(72)
Foreign currency transactions	1	89	—
Forward foreign exchange contracts	57	876	—
Futures contracts	—	(1,336)	(67)
Written option contracts	—	—	—
Swap contracts	—	10	—
Change in net unrealized appreciation (depreciation) from:
Investments	(3,066)	(17,775)	(2,496)
Translation of assets and liabilities in foreign currencies	—	187	—
Deferred foreign capital gains taxed	—	—	—
Forward foreign exchange contracts	(51)	(1,312)	—
Affiliated Investments	—	—	—
Futures contracts	—	1,780	167
Written option contracts	—	—	—
Swap contracts	—	11	—

Net Realized and Unrealized Gains (Losses)	(3,550)	(22,973)	(2,468)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,634	$8,063	$379

See notes to financial statements.

Semi-Annual   127

Payden Global Low Duration Fund	Payden Global Fixed Income Fund	Payden Emerging Markets Bond Fund	Payden Emerging Markets Local Bond Fund	Payden Emerging Markets Corporate Bond Fund	Payden Managed Income Fund	Payden Equity Income Fund

$1,095	$2,943	$32,012	$2,944	$2,795	$3,770	$133
15	59	394	59	95	29	772
—	—	—	—	54	211	9,034
—	346	—	—	—	174	—
11	2	22	—	16	3	—
—	(3)	(17)	(22)	—	1	(6)

1,121	3,347	32,411	2,981	2,960	4,188	9,933

64	219	1,878	217	320	624	2,533
32	110	626	54	60	85	760
12	17	37	3	5	6	143
—	—	27	—	—	77	18
18	20	57	33	21	37	27
11	17	109	19	19	35	45
9	17	142	15	15	40	23
4	13	18	6	7	10	89
1	3	129	1	1	11	18
—	1	9	1	1	1	8
1	2	137	1	1	2	17
1	3	11	2	2	2	14
20	32	68	14	20	40	(14)
9	17	103	11	12	51	88
—	1	22	—	—	1	8
28	27	29	32	31	31	24

210	499	3,402	409	515	1,053	3,801
(97)	(71)	(315)	(127)	(166)	(608)	(350)

113	428	3,087	282	349	445	3,451

1,008	2,919	29,324	2,699	2,611	3,743	6,482

27	(1,218)	(11,588)	(1,852)	339	(1,108)	34,347
(7)	(85)	(222)	(82)	(19)	(32)	10
6	2,344	3,485	(226)	22	546	1,101
(75)	(344)	1,282	89	(3)	485	(5,701)
—	—	—	—	—	384	—
—	150	139	22	37	227	(228)
121	3,068	1,386	2,387	(1,587)	427	(66,572)
8	78	201	46	(6)	19	74
—	—	—	(61)	—	—	—
(7)	(4,187)	(6,446)	32	(9)	(1,463)	(2,020)
—	—	—	—	—	43	—
134	529	(76)	(36)	29	(31)	599
—	—	—	—	—	5	—
—	283	1,056	227	17	—	—

207	618	(10,783)	546	(1,180)	(498)	(38,390)

$1,215	$3,537	$18,541	$3,245	$1,431	$3,245	$(31,908)

See notes to financial statements.

128  Payden Mutual Funds

Statements of Changes in Net Assets

April 30, 2025 (Unaudited)

Numbers in 000s

	Payden Cash Reserves Money Market Fund		Payden Limited Maturity Fund

	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$8,885	$23,426	$49,768	$109,294
Net realized gains (losses)	3	—	1,004	2,213
Change in net unrealized appreciation/(depreciation)	—	—	(2,687)	15,112
Change in Net Assets Resulting from Operations	8,888	23,426	48,085	126,619

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains from investments:
Investor Class	(8,876)	(23,420)	(16,215)	(31,012)
SI Class	—	—	(38,342)	(75,457)
Adviser Class	—	—	— (1)	— (1)
Return of capital:
Investor Class	—	—	—	—
SI Class	—	—	—	—
Adviser Class	—	—	—	—
Change in Net Assets from Distributions to Shareholders	(8,876)	(23,420)	(54,557)	(106,469)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Investor Class	19,969,200	47,217,068	152,203	192,318
SI Class	—	—	104,895	395,003
Adviser Class	—	—	10	— (1)
Reinvestment of distributions:
Investor Class	2,448	7,926	15,953	30,681
SI Class	—	—	35,261	71,357
Adviser Class	—	—	— (1)	— (1)
Cost of fund shares redeemed:
Investor Class	(20,024,867)	(47,189,056)	(93,722)	(323,478)
SI Class	—	—	(146,259)	(397,934)
Adviser Class	—	—	— (1)	—
Change in Net Assets from Capital Transactions	(53,219)	35,938	68,341	(32,053)
Total Change in Net Assets	(53,207)	35,944	61,869	(11,903)

NET ASSETS:
Beginning of period	482,687	446,743	1,948,271	1,960,174
End of period	$429,480	$482,687	$2,010,140	$1,948,271

FUND SHARES OF BENEFICIAL INTEREST:
Investor Class:
Outstanding shares at beginning of period	482,717	446,779	57,279	67,852
Shares sold	19,969,199	47,217,068	15,929	20,207
Shares issued in reinvestment of distributions	2,448	7,926	1,670	3,220
Shares redeemed	(20,024,867)	(47,189,056)	(9,820)	(34,000)
Change in shares outstanding	(53,220)	35,938	7,779	(10,573)
Outstanding shares at end of period	429,497	482,717	65,058	57,279

SI Class:
Outstanding shares at beginning of period	—	—	146,532	139,352
Shares sold	—	—	10,970	41,456
Shares issued in reinvestment of distributions	—	—	3,691	7,485
Shares redeemed	—	—	(15,302)	(41,761)
Change in shares outstanding	—	—	(641)	7,180
Outstanding shares at end of period	—	—	145,891	146,532

Adviser Class:
Outstanding shares at beginning of period	—	—	—	—
Shares sold	—	—	1	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	—	—	1	—
Outstanding shares at end of period	—	—	1	—

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	—	—	563,245	1,178,016
Sale of investments (excluding government)	—	—	462,034	1,110,129
Purchase of government securities	—	—	11,845	33,557
Sale of government securities	—	—	12,448	33,800

(1) Amount is less than $500.

See notes to financial statements.

Semi-Annual   129

Statements of Changes in Net Assets continued

Payden Low Duration Fund		Payden U.S. Government Fund		Payden GNMA Fund		Payden Core Bond Fund
2025	2024	2025	2024	2025	2024	2025	2024

$20,814	$42,259	$1,280	$2,526	$1,859	$3,829	$21,910	$43,713
(1,129)	(4,092)	(188)	(325)	(119)	(1,775)	(34,932)	(24,261)
7,259	30,402	1,056	1,789	907	7,321	31,944	82,458
26,944	68,569	2,148	3,990	2,647	9,375	18,922	101,910

(10,947)	(23,136)	(1,277)	(2,531)	(1,781)	(3,477)	(5,561)	(10,565)
(9,630)	(18,812)	—	—	—	—	(14,467)	(30,066)
— (1)	— (1)	—	—	—	—	(30)	(112)

—	—	—	—	—	—	—	(208)
—	—	—	—	—	—	—	(592)
—	—	—	—	—	—	—	(2)
(20,577)	(41,948)	(1,277)	(2,531)	(1,781)	(3,477)	(20,058)	(41,545)

22,268	90,061	1,352	8,797	3,505	18,258	13,592	71,124
56,186	115,977	—	—	—	—	16,688	91,991
—	— (1)	—	—	—	—	41	281

10,879	22,942	233	2,337	914	3,055	4,880	9,442
7,728	15,570	—	—	—	—	13,415	28,685
— (1)	— (1)	—	—	—	—	28	111

(66,129)	(176,668)	(3,267)	(3,578)	(6,723)	(19,559)	(30,711)	(64,316)
(74,216)	(149,571)	—	—	—	—	(96,376)	(135,901)
—	—	—	—	—	—	(296)	(1,984)
(43,284)	(81,689)	(1,682)	7,556	(2,304)	1,754	(78,739)	(567)
(36,917)	(55,068)	(811)	9,015	(1,438)	7,652	(79,875)	59,798

974,047	1,029,115	68,989	59,974	96,196	88,544	909,116	849,318
$937,130	$974,047	$68,178	$68,989	$94,758	$96,196	$829,241	$909,116

53,565	60,103	7,353	6,547	12,718	12,500	28,603	26,918
2,273	9,267	144	937	466	2,401	1,476	7,655
1,109	2,359	25	249	120	403	531	1,030
(6,754)	(18,164)	(348)	(380)	(889)	(2,586)	(3,346)	(7,000)
(3,372)	(6,538)	(179)	806	(303)	218	(1,339)	1,685
50,193	53,565	7,174	7,353	12,415	12,718	27,264	28,603

45,994	47,870	—	—	—	—	70,198	72,010
5,742	11,842	—	—	—	—	1,818	10,007
788	1,602	—	—	—	—	1,463	3,136
(7,587)	(15,320)	—	—	—	—	(10,480)	(14,955)
(1,057)	(1,876)	—	—	—	—	(7,199)	(1,812)
44,937	45,994	—	—	—	—	62,999	70,198

—	—	—	—	—	—	175	346
—	—	—	—	—	—	4	31
—	—	—	—	—	—	3	12
—	—	—	—	—	—	(32)	(214)
—	—	—	—	—	—	(25)	(171)
—	—	—	—	—	—	150	175

157,133	306,181	—	—	—	—	163,128	420,818
181,058	410,540	—	—	—	—	151,045	326,952
128,587	290,444	19,065	41,018	9,056	29,796	64,664	221,444
145,187	226,807	19,939	34,231	9,761	28,962	159,150	303,846

See notes to financial statements.

130  Payden Mutual Funds

April 30, 2025 (Unaudited)

Numbers in 000s

	Payden Corporate Bond Fund		Payden Strategic Income Fund
	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$8,725	$16,837	$4,269	$9,405
Net realized gains (losses)	(1,949)	(6,970)	(564)	(364)
Change in net unrealized appreciation/(depreciation)	(1,509)	39,620	(793)	8,974
Change in Net Assets Resulting from Operations	5,267	49,487	2,912	18,015
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains from investments:
Investor Class	(3,651)	(6,781)	(2,231)	(5,129)
SI Class	(5,059)	(10,036)	(1,804)	(3,916)
Adviser Class	— (1)	— (1)	— (1)	— (1)
Return of capital:
Investor Class	—	—	—	(142)
SI Class	—	—	—	(109)
Change in Net Assets from Distributions to Shareholders	(8,710)	(16,817)	(4,035)	(9,296)
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Investor Class	20,890	52,381	1,095	11,916
SI Class	12,707	27,137	2,794	5,959
Adviser Class	6	— (1)	—	— (1)
Reinvestment of distributions:
Investor Class	3,605	6,678	2,228	5,258
SI Class	5,031	9,965	1,715	3,841
Adviser Class	— (1)	— (1)	— (1)	— (1)
Cost of fund shares redeemed:
Investor Class	(23,040)	(53,471)	(25,365)	(9,318)
SI Class	(20,909)	(40,833)	(10,133)	(15,283)
Adviser Class	—	—	—	—
Change in Net Assets from Capital Transactions	(1,710)	1,857	(27,666)	2,373
Total Change in Net Assets	(5,153)	34,527	(28,789)	11,092
NET ASSETS:
Beginning of period	375,550	341,023	183,279	172,187
End of period	$370,397	$375,550	$154,490	$183,279

FUND SHARES OF BENEFICIAL INTEREST:
Investor Class:
Outstanding shares at beginning of period	16,152	15,583	11,230	10,409
Shares sold	2,143	5,372	114	1,247
Shares issued in reinvestment of distributions	369	686	232	551
Shares redeemed	(2,372)	(5,489)	(2,634)	(977)
Change in shares outstanding	140	569	(2,288)	821
Outstanding shares at end of period	16,292	16,152	8,942	11,230

SI Class:
Outstanding shares at beginning of period	22,207	22,573	7,837	8,417
Shares sold	1,305	2,787	291	626
Shares issued in reinvestment of distributions	516	1,024	179	403
Shares redeemed	(2,149)	(4,177)	(1,055)	(1,609)
Change in shares outstanding	(328)	(366)	(585)	(580)
Outstanding shares at end of period	21,879	22,207	7,252	7,837

Adviser Class:
Outstanding shares at beginning of period	—	—	—	—
Shares sold	1	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	1	—	—	—
Outstanding shares at end of period	1	—	—	—

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	64,285	244,120	24,000	91,688
Sale of investments (excluding government)	66,018	246,199	40,683	68,391
Purchase of government securities	—	—	9,158	40,715
Sale of government securities	—	—	24,541	39,409

(1) Amount is less than $500.

See notes to financial statements.

Semi-Annual   131

Statements of Changes in Net Assets continued

Payden Absolute Return Bond Fund		Payden Securitized Income Fund	Payden Floating Rate Fund		Payden High Income Fund
2025	2024	2025	2025	2024	2025	2024

$18,415	$40,069	$423	$5,184	$10,832	$31,036	$52,720
4,293	(18,034)	—	(433)	90	(5,864)	(3,336)
(5,618)	31,353	(97)	(3,117)	1,451	(17,109)	55,824
17,090	53,388	326	1,634	12,373	8,063	105,208

(4,952)	(9,126)	(7)	(2,139)	(3,328)	(7,528)	(14,074)
(15,039)	(29,588)	(420)	(3,032)	(7,518)	(25,034)	(38,641)
— (1)	(13)	—	(12)	— (1)	(7)	(1)
—	—	—	—	—	—	—
—	—	—	—	—	—	—
(19,991)	(38,727)	(427)	(5,183)	(10,846)	(32,569)	(52,716)

15,728	39,870	1,782	43,882	58,601	117,350	294,383
73,956	57,448	59,618	4,881	2,711	119,638	220,458
— (1)	275	—	572	4	246	67
4,770	8,747	7	2,041	3,208	6,185	11,618
12,127	26,307	233	1,443	3,570	17,208	28,662
— (1)	11	—	12	— (1)	7	1
(18,977)	(40,171)	—	(42,392)	(42,378)	(142,744)	(245,372)
(29,626)	(222,068)	—	(5,959)	(18,938)	(63,129)	(79,914)
(252)	(2)	—	(97)	(1)	(65)	— (1)
57,726	(129,583)	61,640	4,383	6,777	54,696	229,903
54,825	(114,922)	61,539	834	8,304	30,190	282,395

580,528	695,450	—	123,670	115,366	860,733	578,338
$635,353	$580,528	$61,539	$124,504	$123,670	$890,923	$860,733

15,833	14,941	—	4,794	2,812	34,079	24,197
1,662	4,195	178	4,495	5,974	18,570	47,138
504	921	1	210	328	982	1,851
(2,007)	(4,224)	—	(4,370)	(4,320)	(22,592)	(39,107)
159	892	179	335	1,982	(3,040)	9,882
15,992	15,833	179	5,129	4,794	31,039	34,079

45,165	59,695	—	7,884	9,175	101,995	74,938
7,794	6,025	5,962	495	276	18,955	35,199
1,280	2,768	23	149	365	2,741	4,577
(3,120)	(23,323)	—	(607)	(1,932)	(10,054)	(12,719)
5,954	(14,530)	5,985	37	(1,291)	11,642	27,057
51,119	45,165	5,985	7,921	7,884	113,637	101,995

30	—	—	—	—	10	—
—	29	—	59	—	39	10
—	1	—	1	—	1	—
(27)	—	—	(10)	—	(10)	—
(27)	30	—	50	—	30	10
3	30	—	50	—	40	10

388,707	701,284	58,220	79,889	78,969	342,811	731,104
357,393	823,330	2,047	77,802	69,944	317,418	524,319
72,487	407,527	3,408	2	1	1	3
115,916	467,606	71	1,475	2,453	3	4,585

See notes to financial statements.

132  Payden Mutual Funds

April 30, 2025 (Unaudited)

Numbers in 000s

	Payden California Municipal Social Impact Fund		Payden Global Low Duration Fund
	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$2,847	$5,561	$1,008	$2,095
Net realized gains (losses)	(139)	1,400	(49)	(185)
Change in net unrealized appreciation/(depreciation)	(2,329)	6,289	256	1,351
Change in Net Assets Resulting from Operations	379	13,250	1,215	3,261
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains from investments:
Investor Class	(2,847)	(5,745)	(1,025)	(2,073)
SI Class	—	—	—	—
Adviser Class	(1)	— (1)	—	—
Return of capital:
Investor Class	—	(272)	—	—
SI Class	—	—	—	—
Change in Net Assets from Distributions to Shareholders	(2,848)	(6,017)	(1,025)	(2,073)
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Investor Class	24,103	27,536	1,798	10,647
SI Class	—	—	—	—
Adviser Class	510	21	—	—
Reinvestment of distributions:
Investor Class	1,982	4,641	868	2,038
SI Class	—	—	—	—
Adviser Class	— (1)	— (1)	—	—
Cost of fund shares redeemed:
Investor Class	(13,090)	(29,313)	(6,648)	(14,092)
SI Class	—	—	—	—
Adviser Class	—	— (1)	—	—
Change in Net Assets from Capital Transactions	13,505	2,885	(3,982)	(1,407)
Total Change in Net Assets	11,036	10,118	(3,792)	(219)
NET ASSETS:
Beginning of period	162,511	152,393	44,931	45,150
End of period	$173,547	$162,511	$41,139	$44,931

FUND SHARES OF BENEFICIAL INTEREST:
Investor Class:
Outstanding shares at beginning of period	16,433	16,155	4,639	4,783
Shares sold	2,459	2,785	185	1,106
Shares issued in reinvestment of distributions	201	469	90	212
Shares redeemed	(1,329)	(2,976)	(686)	(1,462)
Change in shares outstanding	1,331	278	(411)	(144)
Outstanding shares at end of period	17,764	16,433	4,228	4,639

SI Class:
Outstanding shares at beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	—	—	—	—
Outstanding shares at end of period	—	—	—	—

Adviser Class:
Outstanding shares at beginning of period	2	—	—	—
Shares sold	54	2	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	54	2	—	—
Outstanding shares at end of period	56	2	—	—

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	79,499	95,239	8,674	21,484
Sale of investments (excluding government)	57,464	94,284	10,408	26,080
Purchase of government securities	3,661	28,798	4,069	15,422
Sale of government securities	13,211	33,005	3,945	13,878

(1) Amount is less than $500.

See notes to financial statements.

Semi-Annual   133

Statements of Changes in Net Assets continued

Payden Global Fixed Income Fund		Payden Emerging Markets Bond Fund		Payden Emerging Markets Local Bond Fund		Payden Emerging Markets Corporate Bond Fund
2025	2024	2025	2024	2025	2024	2025	2024

$2,919	$5,837	$29,324	$58,504	$2,699	$5,295	$2,611	$5,159
847	(8,773)	(6,904)	(44,596)	(2,049)	(1,853)	376	(119)
(229)	19,255	(3,879)	128,298	2,595	2,511	(1,556)	5,689
3,537	16,319	18,541	142,206	3,245	5,953	1,431	10,729

(751)	(710)	(11,573)	(19,010)	(307)	(554)	(607)	(1,428)
(2,127)	(1,942)	(22,644)	(35,016)	(2,358)	(3,467)	(2,013)	(3,726)
—	—	(819)	(1,581)	—	—	—	—
—	(816)	—	—	—	(166)	—	—
—	(2,229)	—	—	—	(1,037)	—	—
(2,878)	(5,697)	(35,036)	(55,607)	(2,665)	(5,224)	(2,620)	(5,154)

5,035	7,212	66,909	144,714	146	8,676	990	6,664
403	4,213	55,158	145,857	10,832	79	—	23,396
—	—	12,104	18,852	—	—	—	—

739	1,502	9,088	13,025	39	121	607	890
2,127	4,171	20,487	31,543	1,398	2,751	1,285	2,815
—	—	801	1,554	—	—	—	—

(8,745)	(14,187)	(86,167)	(173,780)	(2,900)	(4,055)	(1,058)	(15,880)
(53)	(31,760)	(43,495)	(94,669)	—	(4,977)	(9,181)	(4,793)
—	—	(20,746)	(16,509)	—	—	—	—
(494)	(28,849)	14,139	70,587	9,515	2,595	(7,357)	13,092
165	(18,227)	(2,356)	157,186	10,095	3,324	(8,546)	18,667

147,492	165,719	841,918	684,732	74,073	70,749	86,970	68,303
$147,657	$147,492	$839,562	$841,918	$84,168	$74,073	$78,424	$86,970

5,377	6,101	26,890	28,396	2,423	1,438	2,088	3,048
657	957	6,380	14,111	32	1,799	113	769
97	198	867	1,259	8	24	69	103
(1,146)	(1,879)	(8,246)	(16,876)	(623)	(838)	(121)	(1,832)
(392)	(724)	(999)	(1,506)	(583)	985	61	(960)
4,985	5,377	25,891	26,890	1,840	2,423	2,149	2,088

14,020	17,175	50,501	41,882	13,657	14,140	7,793	5,318
52	547	5,355	14,704	2,352	14	—	2,702
279	553	1,957	3,051	309	561	147	325
(7)	(4,255)	(4,162)	(9,136)	—	(1,058)	(1,044)	(552)
324	(3,155)	3,150	8,619	2,661	(483)	(897)	2,475
14,344	14,020	53,651	50,501	16,318	13,657	6,896	7,793

—	—	2,563	2,185	—	—	—	—
—	—	1,147	1,801	—	—	—	—
—	—	76	150	—	—	—	—
—	—	(1,965)	(1,573)	—	—	—	—
—	—	(742)	378	—	—	—	—
—	—	1,821	2,563	—	—	—	—

26,784	80,431	332,904	588,118	36,597	41,578	38,525	123,911
37,259	99,004	339,783	513,128	22,363	45,339	45,583	106,516
8,684	10,808	—	—	—	—	—	—
4,656	19,265	—	—	—	—	—	—

See notes to financial statements.

134  Payden Mutual Funds

April 30, 2025 (Unaudited)

Numbers in 000s

	Payden Managed Income Fund		Payden Equity Income Fund
	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$3,743	$7,652	$6,482	$17,874
Net realized gains (losses)	502	(1,447)	29,529	168,078
Change in net unrealized appreciation/(depreciation)	(1,000)	3,640	(67,919)	133,593
Change in Net Assets Resulting from Operations	3,245	9,845	(31,908)	319,545
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains from investments:
Institutional Class	(343)	(197)	—	—
Investor Class	—	—	(41,587)	(9,533)
SI Class	(4,929)	(4,208)	(105,624)	(26,506)
Adviser Class	(571)	(413)	(2,159)	(434)
Retirement Class	(1,917)	(1,277)	—	—
Change in Net Assets from Distributions to Shareholders	(7,760)	(6,095)	(149,370)	(36,473)
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Institutional Class	474	1,666	—	—
Investor Class	—	—	19,366	24,414
SI Class	8,609	23,693	6,406	23,142
Adviser Class	551	1,291	269	631
Retirement Class	2,805	4,474	—	—
Reinvestment of distributions:
Institutional Class	343	197	—	—
Investor Class	—	—	40,690	8,480
SI Class	4,929	4,208	104,422	25,761
Adviser Class	571	413	1,965	394
Retirement Class	1,917	1,277	—	—
Cost of fund shares redeemed:
Institutional Class	(23)	(416)	—	—
Investor Class	—	—	(35,145)	(137,861)
SI Class	(18,693)	(27,850)	(54,977)	(303,034)
Adviser Class	(210)	(1,071)	(1,570)	(3,888)
Retirement Class	(1,170)	(2,506)	—	—
Change in Net Assets from Capital Transactions	103	5,376	81,426	(361,961)
Total Change in Net Assets	(4,412)	9,126	(99,852)	(78,889)
NET ASSETS:
Beginning of period	118,962	109,836	1,063,695	1,142,584
End of period	$114,550	$118,962	$963,843	$1,063,695

FUND SHARES OF BENEFICIAL INTEREST:
Institutional Class:
Outstanding shares at beginning of period	476	339	—	—
Shares sold	45	157	—	—
Shares issued in reinvestment of distributions	33	19	—	—
Shares redeemed	(2)	(39)	—	—
Change in shares outstanding	76	137	—	—
Outstanding shares at end of period	552	476	—	—

Investor Class:
Outstanding shares at beginning of period	—	—	15,346	21,415
Shares sold	—	—	1,211	1,431
Shares issued in reinvestment of distributions	—	—	2,498	496
Shares redeemed	—	—	(2,136)	(7,996)
Change in shares outstanding	—	—	1,573	(6,069)
Outstanding shares at end of period	—	—	16,919	15,346

SI Class:
Outstanding shares at beginning of period	7,559	7,537	40,291	54,453
Shares sold	841	2,294	413	1,368
Shares issued in reinvestment of distributions	491	424	6,394	1,502
Shares redeemed	(1,813)	(2,696)	(3,080)	(17,032)
Change in shares outstanding	(481)	22	3,727	(14,162)
Outstanding shares at end of period	7,078	7,559	44,018	40,291

Adviser Class:
Outstanding shares at beginning of period	805	741	815	977
Shares sold	55	129	15	37
Shares issued in reinvestment of distributions	59	43	121	23
Shares redeemed	(21)	(108)	(92)	(222)
Change in shares outstanding	93	64	44	(162)
Outstanding shares at end of period	898	805	859	815

Retirement Class:
Outstanding shares at beginning of period	2,652	2,293	—	—
Shares sold	296	482	—	—
Shares issued in reinvestment of distributions	215	143	—	—
Shares redeemed	(123)	(266)	—	—
Change in shares outstanding	388	359	—	—
Outstanding shares at end of period	3,040	2,652	—	—

See notes to financial statements.

Semi-Annual   135

Statements of Changes in Net Assets continued

	Payden Managed Income Fund		Payden Equity Income Fund
	2025	2024	2025	2024
LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	87,559	198,991	—	890,871
Sale of investments (excluding government)	98,337	197,195	—	1,183,845
Purchase of government securities	28,551	88,198	560,243	—
Sale of government securities	22,177	89,404	655,147	—

See notes to financial statements.

136  Payden Mutual Funds

Notes to Financial Statements

April 30, 2025 (Unaudited)

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its twenty funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the Funds, other than the Emerging Markets Local Bond Fund, has been classified as diversified.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each Fund’s financial statements are prepared in accordance with GAAP.

The Funds are considered investment companies under FASB ASC 946, Financial Services - Investment Companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. During the period ended April 30, 2025, BBFI Liquidating Trust, corporate bond, valued at $50,457 for Payden Emerging Markets Bond Fund and $5,322 for Payden Emerging Markets Corporate Bond Fund and Palisades Center Trust, asset backed security, valued at $45,000 for the Payden Managed Income Fund are classified as Level 3 due to the unobservable nature of the inputs used in its valuation. The following inputs used in valuation: valuation technique – income approach.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Payden Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value. Cash Reserves Money Market Fund qualifies as a government money market fund under the Money Market Fund Reform.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available, generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter (“OTC”) market are valued at the latest bid price. Investments in nonregistered investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Shares of open-end investment companies are valued at their respective net asset value.

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but

Semi-Annual   137

Notes to Financial Statements continued

before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Risks

Unforeseen events in the markets may at times result in an unusually high degree of volatility in the markets, which could adversely affect the Funds causing a decline in value.

Investing in debt securities may include failure of an issuer to make timely interest or principal payments, or a decline or the perception of a decline in credit quality. In addition, the value of the debt security may decline due to general market conditions that are not specifically related to a particular company including industry earnings outlook, changes in interest or currency rates or perception of a specific industry.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

An investment in the Cash Reserves Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and is classified as a government money market fund under the Money Market Fund Reform, it is possible to lose money by investing in the Fund.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Bank Loans

Floating-Rate Loan Interests (“Bank Loans”) in which the Funds invest generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally the Secured Overnight Financing Rate (“SOFR”). Certain Bank Loans are subject to a SOFR floor that establishes a minimum SOFR rate. The interest rate shown on the Schedule of Investments reflects the rate in effect at April 30th. When a range of rates is disclosed, the Fund holds more than one position within the same tranche at varying rates.

Bank loans are subject to various restrictive covenants that protect the lender or investor. Loans with fewer or no restrictive covenants, “covenant light” loans, provide the issuer more flexibility and reduce investor protections in the event of a breach, and may cause the fund to experience more difficulty or delay in enforcing its rights. A significant portion of bank loans are “covenant light.”

In connection with floating rate loan interests, the Funds may also enter into unfunded loan commitments (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations. As of April 30, 2025, there were no unfunded obligations.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA and California Municipal Social Impact Funds) may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. Each of these Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.

138  Payden Mutual Funds

Repurchase Agreements

The Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. With respect to such agreements, it is the Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Fund or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/ or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

The Cash Reserves Money Market Fund’s repurchase agreements by counterparty, which are subject to offset under a MRA, is included within the Fund’s Schedule of Investments. For financial statement purposes, the Fund does not offset financial assets and financial liabilities, that are subject to MRA on the Statements of Assets and Liabilities.

Forward Currency Contracts

Some Funds entered into forward currency contracts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gain or loss until the contact settlement date or an offsetting forward currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Some Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded.

Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

Some Funds may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are

Semi-Annual   139

Notes to Financial Statements continued

recorded as unrealized appreciation (depreciation) and realized gain/(loss) is recorded at termination of the contract.

Upon entering into a centrally cleared swap, a Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to the centrally cleared swap, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, credit spreads and/or market values associated with these transactions.

A Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the

Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

A Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

A Fund may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

For financial reporting purposes, swap interest and amortization are classified as realized or unrealized gain or loss on swap contracts.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its

140  Payden Mutual Funds

stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statements of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Derivative Financial Instruments

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge its exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

The following tables show the Funds’ exposure to different types of market risks as it relates to derivative investments in the Statements of Assets and Liabilities and the Statements of Operations.

Statements of Assets and Liabilities

Fair Values of Derivative Instruments as of April 30, 2025 (000s)

Underlying Risk	Derivative Assets ($)	Derivative Liabilities ($)
Limited Maturity
Foreign currency[1]	—	(41)

Low Duration
Interest rate[2]	1,968	—

U.S. Government
Interest rate[2]	264	(67)

GNMA
Interest rate[2]	99	(90)

Core Bond
Credit[2]	—	(48)
Interest rate[2]	5,250	(5,297)
Foreign currency[1,3]	227	(1,204)

Total	5,477	(6,549)

Underlying Risk	Derivative Assets ($)	Derivative Liabilities ($)
Corporate Bond
Interest rate[2]	529	(99)

Strategic Income
Credit[2]	—	(9)
Interest rate[2]	1,301	(1,621)
Foreign currency[1,3]	44	(439)

Total	1,345	(2,069)

Absolute Return Bond
Credit[2,4]	—	(94)
Interest rate[2,4]	4,027	(1,334)
Foreign currency[1,3,4]	2,607	(7,536)

Total	6,634	(8,964)

Floating Rate
Foreign currency[1,3]	9	(36)

High Income
Interest rate[2]	833	(267)
Foreign currency[1,3]	—	(744)

Total	833	(1,011)

California Municipal Social Impact
Interest rate[2]	84	(16)

Global Low Duration
Interest rate[2]	92	(15)

Global Fixed Income
Credit[2]	—	(9)
Interest rate[2]	1,310	(410)
Foreign currency[1,3]	824	(3,211)

Total	2,134	(3,630)

Emerging Markets Bond
Interest rate[2]	1,284	(323)
Foreign currency[1,3]	1,458	(4,827)

Total	2,742	(5,150)

Emerging Markets Local Bond
Interest rate[2]	235	—
Foreign currency[1,3]	613	(393)

Total	848	(393)

Emerging Markets Corporate Bond
Interest rate[2]	86	(32)
Foreign currency[1,3]	1	(5)

Total	87	(37)

Managed Income
Interest rate[2,4]	756	(215)
Foreign currency[1,3,4]	697	(1,727)

Total	1,453	(1,942)

Equity Income
Equity[4]	599	—
Foreign currency[1,3]	48	(752)

Total	647	(752)

1	Payable for forward currency contracts.
2

Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities as Receivable/Payable for futures and variation margin on centrally cleared swaps.

3	Receivable for forward currency contracts.
4	Includes options purchased at fair value as reported in the Schedule of Investments.

Semi-Annual   141

Notes to Financial Statements continued

The Effect of Derivative Instruments on the Statements of Operations

For the Period Ended April 30, 2025 (000s)

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total
Limited Maturity
Foreign exchange	—	$109	—	—	$109

Total	—	109	—	—	109

Low Duration
Interest rate	$(1,480)	—	—	—	(1,480)

Total	(1,480)	—	—	—	(1,480)

U.S. Government
Equity	—	—	$3	—	3
Interest rate	(80)	—	—	—	(80)

Total	(80)	—	3	—	(77)

Core Bond
Credit	—	—	—	$69	69
Interest rate	(1,577)	—	—	713	(864)
Foreign exchange	—	1,151	—	—	1,151

Total	(1,577)	1,151	—	782	356

Corporate Bond
Interest rate	(996)	—	—	—	(996)

Total	(996)	—	—	—	(996)

Strategic Income
Credit	—	—	—	13	13
Interest rate	122	—	—	118	240
Foreign exchange	—	381	—	—	381

Total	122	381	—	131	634

Absolute Return Bond
Credit	—	—	—	1,097	1,097
Equity	—	—	599	—	599
Interest rate	1,912	—	—	—	1,912
Foreign exchange	—	2,529	—	—	2,529

Total	1,912	2,529	599	1,097	6,137

Floating Rate
Foreign exchange	—	57	—	—	57

Total	—	57	—	—	57

High Income
Interest rate	(1,336)	—	—	10	(1,326)
Foreign exchange	—	876	—	—	876

Total	(1,336)	876	—	10	(450)

California Municipal Social Impact
Interest rate	(67)	—	—	—	(67)

Total	(67)	—	—	—	(67)

Global Low Duration
Interest rate	(75)	—	—	—	(75)
Foreign exchange	—	6	—	—	6

Total	(75)	6	—	—	(69)

Global Fixed Income
Credit	—	—	—	(13)	(13)
Interest rate	(344)	—	—	163	(181)
Foreign exchange	—	2,344	—	—	2,344

Total	(344)	2,344	—	150	2,150

Emerging Markets Bond
Interest rate	1,282	—	—	139	1,421
Foreign exchange	—	3,485	—	—	3,485

Total	1,282	3,485	—	139	4,906

Emerging Markets Local Bond
Interest rate	89	—	—	22	111
Foreign exchange	—	(226)	—	—	(226)

Total	89	(226)	—	22	(115)

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total
Emerging Markets Corporate Bond
Credit	—	—	—	$28	$28
Interest rate	$(3)	—	—	9	6
Foreign exchange	—	$22	—	—	22

Total	(3)	22	—	37	56

Managed Income
Credit	—	—	—	227	227
Equity	—	—	$384	—	384
Interest rate	485	—	—	—	485
Foreign exchange	—	546	—	—	546

Total	$485	$546	$384	$227	$1,642

Equity Income
Credit	—	—	—	(228)	(228)
Interest rate	(5,701)	—	—	—	(5,701)
Foreign exchange	—	1,101	—	—	1,101

Total	(5,701)	1,101	—	(228)	(4,828)

1	Net realized gains (losses) from futures contracts.
2	Net realized gains (losses) from forward foreign exchange contracts.
3	Net realized gains (losses) from written option contracts and purchased options which are included in net realized gains (losses) on investments.
4	Net realized gains (losses) from swap contracts.

The Effect of Derivative Instruments on the Statements of Operations

For the Period Ended April 30, 2025 (000s)

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Underlying risk	Futures[5]	Forward Currency Contracts[6]	Options[7]	Swaps[8]	Total
Limited Maturity
Foreign exchange	—	$(97)	—	—	$(97)

Total	—	(97)	—	—	(97)

Low Duration
Interest rate	$3,308	—	—	—	3,308

Total	3,308	—	—	—	3,308

U.S. Government
Interest rate	339	—	—	$(67)	272

Total	339	—	—	(67)	272

GNMA
Interest rate	99	—	—	(90)	8

Total	99	—	—	(90)	8

Core Bond
Credit	—	—	—	(48)	(48)
Interest rate	2,024	—	—	(554)	1,470
Foreign exchange	—	(1,415)	—	—	(1,415)

Total	2,024	(1,415)	—	(602)	7

Corporate Bond
Interest rate	1,254	—	—	—	1,254

Total	1,254	—	—	—	1,254

Strategic Income
Credit	—	—	—	(9)	(9)
Interest rate	(303)	—	—	(100)	(404)
Foreign exchange	—	(609)	—	—	(609)

Total	(303)	(609)	—	(109)	(1,022)

142  Payden Mutual Funds

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Underlying risk	Futures[5]	Forward Currency Contracts[6]	Options[7]	Swaps[8]	Total
Absolute Return Bond
Credit	—	—	—	$(59)	$(59)
Equity	—	—	$(60)	—	(60)
Interest rate	$(74)	—	65	—	(9)
Foreign exchange	—	$(6,886)	—	—	(6,886)

Total	(74)	(6,886)	5	(59)	(7,014)

Floating Rate
Foreign exchange	—	(51)	—	—	(51)

Total	—	(51)	—	—	(51)

High Income
Interest rate	1,780	—	—	11	1,792
Foreign exchange	—	(1,312)	—	—	(1,312)

Total	1,780	(1,312)	—	11	480

California Municipal Social Impact
Interest rate	167	—	—	—	167

Total	167	—	—	—	167

Global Low Duration
Interest rate	134	—	—	—	134
Foreign exchange	—	(7)	—	—	(7)

Total	134	(7)	—	—	127

Global Fixed Income
Credit	—	—	—	(9)	(9)
Interest rate	529	—	—	292	820
Foreign exchange	—	(4,187)	—	—	(4,187)

Total	529	(4,187)	—	283	(3,376)

Emerging Markets Bond
Interest rate	(76)	—	—	1,056	980
Foreign exchange	—	(6,446)	—	—	(6,446)

Total	(76)	(6,446)	—	1,056	(5,466)

Emerging Markets Local Bond
Interest rate	(36)	—	—	227	191
Foreign exchange	—	32	—	—	32

Total	(36)	32	—	227	223

Emerging Markets Corporate Bond
Credit	—	—	—	4	4
Interest rate	29	—	—	13	42
Foreign exchange	—	(9)	—	—	(9)

Total	29	(9)	—	17	37

Managed Income
Equity	—	—	(19)	—	(19)
Interest rate	(31)	—	17	—	(14)
Foreign exchange	—	(1,463)	—	—	(1,463)

Total	$(31)	$(1,463)	$(2)	$—	$(1,496)

Equity Income
Equity	599	—	—	—	599
Foreign exchange	—	(2,020)	—	—	(2,020)

Total	599	(2,020)	—	—	(1,421)

5	Change in net unrealized appreciation (depreciation) from futures contracts.
6	Change in net unrealized appreciation (depreciation) from forward foreign exchange contracts.
7	Change in net unrealized appreciation (depreciation) from written option contracts and purchased options which are included in change in unrealized appreciation (depreciation) on investments.
8	Change in net unrealized appreciation (depreciation) from swap contracts.

During the period ended April 30, 2025 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
U.S. Government	0%	0%	2%	0%
GNMA	0%	0%	2%	0%
Core Bond	3%	1%	37%	0%
Strategic Income	8%	1%	36%	0%
Absolute Return Bond	25%	4%	0%	0%
Floating Rate	1%	0%	0%	0%
High Income	2%	0%	3%	0%
Global Fixed Income	60%	1%	3377%	0%
Emerging Markets Bond	24%	0%	126%	0%
Emerging Markets Local Bond	48%	0%	427%	0%
Emerging Markets Corporate Bond	5%	0%	25%	0%
Managed Income	29%	2%	0%	0%
Equity Income	3%	0%	0%	1%

Counterparty Credit Risk

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by a Fund. For OTC options purchased, a Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps, there is decreased counterparty credit risk to a Fund since the exchange or clearinghouse guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate

Semi-Annual   143

Notes to Financial Statements continued

amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to a Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

At April 30, 2025, the Funds’ derivative assets and liabilities (by type) on a gross basis are as follows (000s):

	Assets	Liabilities
Global Fixed Income
Derivative Financial Instruments:
Centrally Cleared Swaps	$26	—
Futures Contracts	49	$45
Forward Currency Contracts	824	3,211

Total derivative assets and liabilities in the Statements of Assets and Liabilities	899	3,256

Derivatives not subject to a MNA	(174)	(181)

Total derivative assets and liabilities subject to a MNA	$725	$3,075

Emerging Markets Local Bond
Derivative Financial Instruments:
Centrally Cleared Swaps	12	—
Forward Currency Contracts	612	393

Total derivative assets and liabilities in the Statements of Assets and Liabilities	624	393

Derivatives not subject to a MNA	(46)	—

Total derivative assets and liabilities subject to a MNA	$579	$392

Absolute Return Bond
Derivative Financial Instruments:
Centrally Cleared Swaps	87	—
Futures Contracts	343	116
Forward Currency Contracts	2,607	7,537

Total derivative assets and liabilities in the Statements of Assets and Liabilities	3,037	7,653

Derivatives not subject to a MNA	(928)	(3,751)

Total derivative assets and liabilities subject to a MNA	$2,110	$3,902

Managed Income
Derivative Financial Instruments:
Futures Contracts	65	23
Forward Currency Contracts	697	1,727

Total derivative assets and liabilities in the Statements of Assets and Liabilities	762	1,750

Derivatives not subject to a MNA	(762)	(1,750)

Total derivative assets and liabilities subject to a MNA	$—	$—

144  Payden Mutual Funds

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of April 30, 2025 (000s):

Global Fixed Income

Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Barclays Bank PLC	$78	$(33)	—	—	$45
BNP PARIBAS	202	(202)	—	—	—
HSBC Bank USA, N.A.	335	(334)	—	—	—
State Street Bank & Trust Co.	110	(110)	—	—	—

Total	$725	$(679)	—	—	$45

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	33	(33)	—	—	—
BNP PARIBAS	576	(202)	—	—	374
HSBC Bank USA, N.A.	748	(334)	—	—	413
State Street Bank & Trust Co.	1,718	(110)	—	—	1,608

Total	$3,075	$(679)	—	—	$2,395

Emerging Markets Local Bond

Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Barclays Bank PLC	119	(53)	—	—	66
BNP PARIBAS	110	(60)	—	—	50
Goldman Sachs & Co.	57	(15)	—	—	43
HSBC Bank USA, N.A.	293	(265)	—	—	28

Total	$579	$(393)	—	—	$187

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	53	(53)	—	—	—
BNP PARIBAS	60	(60)	—	—	—
Goldman Sachs & Co.	14	(15)	—	—	—
HSBC Bank USA, N.A.	265	(265)	—	—	—

Total	$392	$(393)	—	—	—

Absolute Return Bond

Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
BNP PARIBAS	14	(14)	—	—	—
HSBC Bank USA, N.A.	2,096	(2,095)	—	—	—

Total	$2,110	$(2,109)	—	—	—

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
BNP PARIBAS	863	(14)	—	—	848
HSBC Bank USA, N.A.	3,039	(2,095)	—	—	944

Total	$3,902	$(2,109)	—	—	$1,792

Semi-Annual   145

Notes to Financial Statements continued

1	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
2	Net amount represents the net amount receivable from the counterparty in the event of default.
3	Net amount represents the net amount payable from the counterparty in the event of default.

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AGM, AMBAC and BAM).

TBA Sale Commitments

Some Funds entered into TBA sale commitments, within dollar roll agreements, to hedge their portfolio position or to sell received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon, the Funds (except Cash Reserves Money Market) may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Funds maintain the right to recall the securities on loan for voting purposes. The income earned by each Fund is disclosed in the Statements of Operations.

Securities lending transactions are entered into by a Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The Fund’s securities lending agreements, which are subject to offset under a MSLA, if applicable, is included within each Fund’s Schedule of Investments under the heading “Offsetting Assets and Liabilities”. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to MSLA on the Statements of Assets and Liabilities.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds except the Cash Reserves Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA and California Municipal Social Impact Funds, which are declared daily and paid monthly and Equity Income Fund, which is declared and paid quarterly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from GAAP.

146  Payden Mutual Funds

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in Subchapter M of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. As of and during the period ended April 30, 2025, the Funds did not record any liability for uncertain tax positions. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

As of and during the period ended April 30, 2025, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended April 30, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Affiliated Investments

Each of the Payden funds except the Cash Reserves Money Market Fund invests in other Funds of the Group (an “Affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the Affiliated Funds for the period is disclosed in the Statements of Operations.

The table below details the transactions of each Fund in Affiliated Funds.

Fund	Value October 31, 2024	Purchases	Sales	Dividends	Value April 30, 2025	Net Realized Gain	Net Change in Unrealized Appreciation (Depreciation)

Cash Reserves Money Market Fund
Limited Maturity	$33,387,684	$259,860,781	$289,407,285	$157,949	$3,841,180	—	—
Low Duration	7,227,350	180,079,944	174,953,674	124,714	12,353,620	—	—
U.S. Government	1,988,572	8,502,192	9,484,794	30,314	1,005,970	—	—
GNMA	2,806,479	12,093,661	13,794,589	45,969	1,105,551	—	—
Core Bond	5,413,581	135,627,379	129,064,170	107,883	11,976,790	—	—
Corporate Bond	8,881,447	56,665,053	59,345,970	123,133	6,200,530	—	—
Strategic Income	2,643,037	34,174,517	30,515,692	46,486	6,301,862	—	—
Absolute Return Bond	11,952,183	168,489,162	171,420,908	116,055	9,020,437	—	—
Securitized Income	4,980	42,072,618	39,864,622	57,698	2,212,976	—	—
Floating Rate	9,930,161	53,993,934	56,335,000	179,914	7,589,095	—	—
High Income	82,832,925	352,840,406	335,936,161	827,321	99,737,170	—	—
California Municipal Social Impact	2,437,210	45,350,556	40,332,253	75,332	7,455,513	—	—
Global Low Duration	911,129	11,879,647	10,255,815	14,753	2,534,961	—	—
Global Fixed Income	2,172,549	30,269,880	30,184,727	59,333	2,257,702	—	—
Emerging Markets Bond	22,078,607	363,225,032	374,454,475	393,972	10,849,164	—	—
Emerging Markets Local Bond	4,448,023	52,789,671	52,926,831	59,417	4,310,863	—	—
Emerging Markets Corporate Bond	12,148,178	27,281,788	33,660,600	95,086	5,769,366	—	—
Managed Income	473,165	40,742,112	37,796,222	28,600	3,419,055	—	—
Equity Income	55,062,074	259,078,101	234,262,452	771,573	79,877,723	—	—
Payden Emerging Markets Local Bond Fund - SI Class
Core Bond	8,170,581	—	127,312	886,481	8,242,284	—	$198,515
Strategic Income	1,809,336	—	28,193	196,307	1,825,104	—	43,960
Absolute Return Bond	7,413,972	5,068,478	—	898,128	12,702,912	—	220,462
Global Fixed Income	2,275,955	—	35,463	246,934	2,295,789	—	55,297
Managed Income	1,523,489	707,261	—	174,284	2,273,330	—	42,580
Payden Emerging Market Corporate Bond Fund - SI Class
Core Bond	13,484,326	—	—	441,458	13,285,126	—	(199,200)

Semi-Annual   147

Notes to Financial Statements continued

Fund	Value October 31, 2024	Purchases	Sales	Dividends	Value April 30, 2025	Net Realized Gain	Net Change in Unrealized Appreciation (Depreciation)
Corporate Bond	$5,188,679	—	—	$169,870	$5,112,029	—	($76,651)
Strategic Income	895,892	—	—	29,330	882,658	—	(13,234)
Global Fixed Income	1,291,139	—	—	42,270	1,272,066	—	(19,074)
Floating Rate Fund - SI Class
Limited Maturity	26,605,781	—	—	1,063,413	25,924,281	—	(681,500)
Global Fixed Income	1,431,814	—	—	57,229	1,395,138	—	(36,676)

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Funds, are based on 75% of the daily effective federal funds rate and are disclosed, subject to rounding, in the Statements of Operations. There were no custodian credits applicable to any fund during the period ended April 30, 2025.

Line of Credit

The Payden funds (except Cash Reserves Money Market) have entered into a Credit Agreement with Bank of New York Mellon under which the bank has agreed to make loans to one or more of the Funds upon request by such Fund(s) and subject to the conditions of the Credit Agreement. The interest rate for any such loan will vary depending upon the type of borrowing chosen by the Fund. The aggregate of all such loans to the Funds may not exceed $75 million. No Fund took a loan during the period, nor did any Fund have a loan outstanding at the end of the period.

Other

Income and realized and unrealized gain/loss are allocated to each class based on relative net assets. Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

3. Related Party Transactions

Payden & Rygel (the “Adviser”) provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees				Investor/Institutional Class		SI Class
	Between $0-500 Million	Between $0.5-1 Billion	Between $1-2 Billion	Over $2 Billion	Expense Guarantee	Current Voluntary Expense Limit	Current Voluntary Expense Limit	3 Year Deferred Expense Subsidy
								FY 2023	FY 2024	FY 2025
Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%	n/a	$613,365	$581,600	$322,941
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.30%	0.25%	5,175,816	5,245,262	2,417,710
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.43%	0.38%	1,323,884	1,553,351	691,973
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.43%	n/a	144,384	156,077	80,854
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	0.45%	n/a	183,672	213,246	98,654
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.53%	0.42%	572,845	708,437	65,085
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%	0.55%	101,965	296,367	145,734
Strategic Income	0.55%	0.55%	0.55%	0.55%	n/a	0.65%	0.55%	444,372	498,236	260,032
Absolute Return Bond	0.50%	0.50%	0.50%	0.50%	n/a	0.70%	0.47%	1,834,273	1,528,827	762,592
Securitized Income	0.55%	0.55%	0.55%	0.55%	n/a	0.65%	0.55%	—	—	76,774
Floating Rate	0.55%	0.55%	0.55%	0.55%	n/a	0.70%	0.60%	333,100	367,538	213,536
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	0.55%	178,810	427,137	446,536
California Municipal Social Impact	0.32%	0.32%	0.25%	0.25%	0.80%	0.45%	n/a	258,646	376,481	176,028
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	0.53%	n/a	183,693	149,909	396,683

148  Payden Mutual Funds

	Adviser Fees				Investor/Institutional Class		SI Class
	Between $0-500 Million	Between $0.5-1 Billion	Between $1-2 Billion	Over $2 Billion	Expense Guarantee	Current Voluntary Expense Limit	Current Voluntary Expense Limit	3 Year Deferred Expense Subsidy
								FY 2023	FY 2024	FY 2025
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	0.55%	—	163,424	70,668
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a	0.69%	134,750	250,752	314,866
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%	0.75%	211,092	219,514	126,589
Emerging Markets Corporate Bond	0.80%	0.80%	0.80%	0.80%	n/a	0.95%	0.85%	234,839	262,376	166,381
Managed Income	1.10%	1.10%	1.10%	1.10%	1.25%	0.65%	0.65%	676,803	1,004,087	607,796
Equity Income	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	0.65%	695,342	870,169	349,935

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes) will not exceed the percentages indicated above (“Expense Guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses (“Voluntary Expense Limit”), including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2026 (exclusive of interest and taxes).

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of waiver or reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Funds through the end of the period. Such amount is not considered a liability of each respective Fund, and, therefore, is not recorded as liabilities in the Statements of Assets and Liabilities, but will be recognized as net expense in the Statements of Operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds, the Limited Maturity, Low Duration, Core Bond, Corporate Bond, Strategic Income, Absolute Return Bond, High Income, Floating Rate, California Municipal Social Impact, Emerging Markets Bond, Managed Income and Equity Income Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and Retirement class at an annualized rate of 0.50%. Payden &

Rygel Distributors is not entitled to receive any fees from the Investor or SI classes of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds. The Funds may purchase securities from or sell securities to an affiliated fund or portfolio provided that the affiliation is due solely to having a common investment advisor, common officers or common trustees.

Indemnifications

Under the Group’s organizational documents, its trustees and officers are indemnified by the Funds against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently the Funds expect this risk of loss to be remote.

4. Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 — quoted prices in active markets for identical investments, Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 — significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 —Securities Valuation for a summary of the inputs used in valuing the Funds’ investments and other financial instruments.

Semi-Annual   149

Notes to Financial Statements continued

	Investments in Securities

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs		Total (000’s)
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)
Cash Reserves Money Market
Mortgage Backed	—	—	$5,261	—	—	—	$5,261
Repurchase Agreement	—	—	177,000	—	—	—	177,000
U.S. Government	—	—	33,994	—	—	—	33,994
U.S. Treasury	—	—	242,971	—	—	—	242,971

Total	—	—	$459,226	—	—	—	$459,226

Limited Maturity
Asset Backed	—	—	592,585	—	—	—	592,585
Commercial Paper	—	—	6,499	—	—	—	6,499
Corporate Bond	—	—	727,284	—	—	—	727,284
Mortgage Backed	—	—	288,902	—	—	—	288,902
U.S. Government	—	—	373,645	—	—	—	373,645
Investment Company	$29,765	—	—	—	—	—	29,765

Total	$29,765	—	$1,988,915	—	—	—	$2,018,680

Low Duration
Asset Backed	—	—	182,745	—	—	—	182,745
Commercial Paper	—	—	17,498	—	—	—	17,498
Corporate Bond	—	—	277,460	—	—	—	277,460
Mortgage Backed	—	—	135,504	—	—	—	135,504
Municipal	—	—	11,884	—	—	—	11,884
U.S. Government	—	—	317,860	—	—	—	317,860
Investment Company	12,354	—	—	—	—	—	12,354

Total	$12,354	—	$942,951	—	—	—	$955,305

U.S. Government
Asset Backed	—	—	711	—	—	—	711
Mortgage Backed	—	—	29,107	—	—	—	29,107
U.S. Government	—	—	36,720	—	—	—	36,720
Investment Company	1,006	—	—	—	—	—	1,006

Total	$1,006	—	$66,538	—	—	—	$67,544

GNMA
Mortgage Backed	—	—	114,943	—	—	—	114,943
Investment Company	1,106	—	—	—	—	—	1,106

Total	$1,106	—	$114,943	—	—	—	$116,049

Core Bond
Asset Backed	—	—	68,696	—	—	—	68,696
Bank Loans	—	—	9,302	—	—	—	9,302
Commercial Paper	—	—	9,999	—	—	—	9,999
Corporate Bond	—	—	309,834	—	—	—	309,834
Foreign Government	—	—	28,333	—	—	—	28,333
Mortgage Backed	—	—	288,811	—	—	—	288,811
Municipal	—	—	17,507	—	—	—	17,507
U.S. Government	—	—	68,888	—	—	—	68,888
Investment Company	33,504	—	—	—	—	—	33,504

Total	$33,504	—	$801,370	—	—	—	$834,874

Corporate Bond
Asset Backed	—	—	9,039	—	—	—	9,039
Bank Loans	—	—	730	—	—	—	730
Corporate Bond	—	—	325,643	—	—	—	325,643
Foreign Government	—	—	1,768	—	—	—	1,768
Mortgage Backed	—	—	18,194	—	—	—	18,194
Municipal	—	—	978	—	—	—	978
Investment Company	11,313	—	—	—	—	—	11,313

Total	$11,313	—	$356,352	—	—	—	$367,665

150  Payden Mutual Funds

	Investments in Securities

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Strategic Income
Asset Backed	—	—	$18,747	—	—	—	$18,747
Bank Loans	—	—	3,363	—	—	—	3,363
Corporate Bond	—	—	58,864	—	—	—	58,864
Foreign Government	—	—	6,404	—	—	—	6,404
Mortgage Backed	—	—	36,969	—	—	—	36,969
Municipal	—	—	3,338	—	—	—	3,338
U.S. Government	—	—	16,061	—	—	—	16,061
Preferred Stock	$1,003	—	—	—	—	—	1,003
Investment Company	9,010	—	—	—	—	—	9,010

Total	$10,013	—	$143,746	—	—	—	$153,759

Absolute Return Bond
Asset Backed	—	—	130,150	—	—	—	130,150
Bank Loans	—	—	21,087	—	—	—	21,087
Corporate Bond	—	—	180,842	—	—	—	180,842
Foreign Government	—	—	61,779	—	—	—	61,779
Mortgage Backed	—	—	209,802	—	—	—	209,802
U.S. Government	—	—	12,056	—	—	—	12,056
Options Purchased	594	—	—	—	—	—	594
Investment Company	21,724	—	—	—	—	—	21,724

Total	$22,318	—	$615,716	—	—	—	$638,034

Securitized Income
Asset Backed	—	—	25,230	—	—	—	25,230
Mortgage Backed	—	—	34,177	—	—	—	34,177
Investment Company	2,213	—	—	—	—	—	2,213

Total	$2,213	—	$59,407	—	—	—	$61,620

Floating Rate
Asset Backed	—	—	3,853	—	—	—	3,853
Bank Loans	—	—	104,564	—	—	—	104,564
Corporate Bond	—	—	8,215	—	—	—	8,215
Investment Company	7,589	—	—	—	—	—	7,589

Total	$7,589	—	$116,632	—	—	—	$124,221

High Income
Asset Backed	—	—	11,963	—	—	—	11,963
Bank Loans	—	—	49,484	—	—	—	49,484
Corporate Bond	—	—	754,694	—	—	—	754,694
Mortgage Backed	—	—	8,475	—	—	—	8,475
Investment Company	99,737	—	—	—	—	—	99,737

Total	$99,737	—	$824,616	—	—	—	$924,353

California Municipal Social Impact
Mortgage Backed	—	—	1,680	—	—	—	1,680
Municipal	—	—	170,753	—	—	—	170,753
Investment Company	7,456	—	—	—	—	—	7,456

Total	$7,456	—	$172,433	—	—	—	$179,889

Global Low Duration
Asset Backed	—	—	6,042	—	—	—	6,042
Corporate Bond	—	—	16,192	—	—	—	16,192
Foreign Government	—	—	5,782	—	—	—	5,782
Mortgage Backed	—	—	5,654	—	—	—	5,654
Municipal	—	—	577	—	—	—	577
U.S. Government	—	—	6,374	—	—	—	6,374
Investment Company	2,535	—	—	—	—	—	2,535

Total	$2,535	—	$40,621	—	—	—	$43,156

Semi-Annual   151

Notes to Financial Statements continued

	Investments in Securities

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Global Fixed Income
Asset Backed	—	—	$12,888	—	—	—	$12,888
Bank Loans	—	—	123	—	—	—	123
Commercial Paper	—	—	3,495	—	—	—	3,495
Corporate Bond	—	—	52,067	—	—	—	52,067
Foreign Government	—	—	33,898	—	—	—	33,898
Mortgage Backed	—	—	33,529	—	—	—	33,529
U.S. Government	—	—	4,480	—	—	—	4,480
Investment Company	$7,221	—	—	—	—	—	7,221

Total	$7,221	—	$140,480	—	—	—	$147,701

Emerging Markets Bond
Corporate Bond	—	—	131,502	—	$50	—	131,552
Foreign Government	—	—	666,860	—	—	—	666,860
U.S. Government	—	—	29,342	—	—	—	29,342
Investment Company	10,849	—	—	—	—	—	10,849

Total	$10,849	—	$827,704	—	$50	—	$838,603

Emerging Markets Local Bond
Corporate Bond	—	—	9,415	—	—	—	9,415
Foreign Government	—	—	70,327	—	—	—	70,327
Investment Company	4,311	—	—	—	—	—	4,311

Total	$4,311	—	$79,742	—	—	—	$84,053

Emerging Markets Corporate Bond
Asset Backed	—	—	1,610	—	—	—	1,610
Bank Loans	—	—	77	—	—	—	77
Corporate Bond	—	—	70,017	—	5	—	70,022
Foreign Government	—	—	981	—	—	—	981
U.S. Government	—	—	2,083	—	—	—	2,083
Common Stock	—	—	—	—	—	—	—
Investment Company	5,769	—	—	—	—	—	5,769

Total	$5,769	—	$74,768	—	$5	—	$80,542

Managed Income
Asset Backed	—	—	21,010	—	—	—	21,010
Bank Loans	—	—	6,136	—	—	—	6,136
Corporate Bond	—	—	33,170	—	—	—	33,170
Foreign Government	—	—	11,474	—	—	—	11,474
Mortgage Backed	—	—	34,784	—	45	—	34,829
U.S. Government	—	—	3,316	—	—	—	3,316
Options Purchased	89	—	—	—	—	—	89
Investment Company	5,693	—	—	—	—	—	5,693

Total	$5,782	—	$109,890	—	$45	—	$115,717

Equity Income
Corporate Bond	—	—	2,296	—	—	—	2,296
Common Stock	814,531	—	—	—	—	—	814,531
Master Limited Partnership	27,608	—	—	—	—	—	27,608
Real Estate Investment Trust	33,821	—	—	—	—	—	33,821
Investment Company	79,878	—	—	—	—	—	79,878

Total	$955,838	—	$2,296	—	—	—	$958,134

152  Payden Mutual Funds

	Other Financial Instruments[1]

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Limited Maturity
Forward currency contracts	—	—	—	$(41)	—	—	$(41)

Total	—	—	—	(41)	—	—	(41)

Low Duration
Futures	1,968	—	—	—	—	—	1,968

Total	1,968	—	—	—	—	—	1,968

U.S. Government
Futures	264	—	—	—	—	—	264
Swaps	—	—	—	(67)	—	—	(67)

Total	264	—	—	(67)	—	—	197

GNMA
Futures	99	—	—	—	—	—	99
Swaps	—	—	—	(90)	—	—	(90)

Total	99	—	—	(90)	—	—	9

Core Bond
Forward currency contracts	—	—	227	(1,204)	—	—	(977)
Futures	2,326	(688)	—	—	—	—	1,638
Swaps	—	—	2,924	(4,657)	—	—	(1,733)

Total	2,326	(688)	3,151	(5,861)	—	—	(1,072)

Corporate Bond
Futures	529	(99)	—	—	—	—	430

Total	529	(99)	—	—	—	—	430

Strategic Income
Forward currency contracts	—	—	44	(439)	—	—	(395)
Futures	801	(833)	—	—	—	—	(32)
Swaps	—	—	500	(797)	—	—	(297)

Total	801	(833)	544	(1,236)	—	—	(724)

Absolute Return Bond
Forward currency contracts	—	—	2,607	(7,536)	—	—	(4,929)
Futures	3,433	(1,226)	—	—	—	—	2,207
Options written	—	(108)	—	—	—	—	(108)
Swaps	—	—	—	(94)	—	—	(94)

Total	3,433	(1,334)	2,607	(7,630)	—	—	(2,924)

Floating Rate
Forward currency contracts	—	—	9	(36)	—	—	(27)

Total	—	—	9	(36)	—	—	(27)

High Income
Forward currency contracts	—	—	—	(744)	—	—	(744)
Futures	718	—	—	—	—	—	718
Swaps	—	—	115	(267)	—	—	(152)

Total	718	—	115	(1,011)	—	—	(178)

California Municipal Social Impact
Futures	84	(16)	—	—	—	—	68

Total	84	(16)	—	—	—	—	68

Global Low Duration
Futures	92	(15)	—	—	—	—	77

Total	92	(15)	—	—	—	—	77

Global Fixed Income
Forward currency contracts	—	—	824	(3,211)	—	—	(2,387)
Futures	535	(304)	—	—	—	—	231
Swaps	—	—	775	(115)	—	—	660

Total	535	(304)	1,599	(3,326)	—	—	(1,496)

Emerging Markets Bond
Forward currency contracts	—	—	1,458	(4,827)	—	—	(3,369)
Futures	126	—	—	—	—	—	126

Semi-Annual   153

Notes to Financial Statements continued

	Other Financial Instruments[1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Swaps	—	—	1,158	(323)	—	—	835

Total	126	—	2,616	(5,150)	—	—	(2,408)

Emerging Markets Local Bond
Forward currency contracts	—	—	613	(393)	—	—	220
Swaps	—	—	235	—	—	—	235

Total	—	—	848	(393)	—	—	455

Emerging Markets Corporate Bond
Forward currency contracts	—	—	1	(5)	—	—	(4)
Futures	65	(32)	—	—	—	—	33
Swaps	—	—	21	—	—	—	21

Total	65	(32)	22	(5)	—	—	50

Managed Income
Forward currency contracts	—	—	697	(1,727)	—	—	(1,030)
Futures	667	(203)	—	—	—	—	464
Options written	—	(12)	—	—	—	—	(12)

Total	667	(215)	697	(1,727)	—	—	(578)

Equity Income
Forward currency contracts	—	—	48	(752)	—	—	(704)
Futures	599	—	—	—	—	—	599

Total	599	—	48	(752)	—	—	(105)

1

Other financial instruments are swaps, futures contracts, forward currency contracts and options written. Swaps, futures contracts and forward currency contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

5. Federal Tax Information (amounts in 000s)

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to distributable earnings and paid-in capital, as appropriate, in the period that the differences arise.

At October 31, 2024, the following Funds had available for Federal income tax purposes unused capital losses as follows (000’s):

Total
Cash Reserves Money Market	$29
Limited Maturity	1,080
Low Duration	45,738
U.S. Government	8,453
GNMA	50,628
Core Bond	104,029
Corporate Bond	31,970
Strategic Income	6,028
Absolute Return Bond	33,847
Floating Rate	7,894
High Income	46,712
California Municipal Social Impact	4,182
Global Low Duration	2,191
Global Fixed Income	28,349
Emerging Markets Bond	191,535
Emerging Markets Local Bond	25,664
Emerging Markets Corporate Bond	5,194
Managed Income	7,928

Funds with no carryforward amounts are not shown in this table.

154  Payden Mutual Funds

At April 30, 2025, net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows (000’s):

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Cash Reserves Money Market	$459,226	—	—	—
Limited Maturity	2,014,356	$7,315	$(3,032)	$4,283
Low Duration	953,062	9,316	(4,875)	4,441
U.S. Government	68,615	709	(1,582)	(873)
GNMA	122,631	514	(6,981)	(6,467)
Core Bond	864,533	12,869	(44,465)	(31,596)
Corporate Bond	389,016	3,421	(24,343)	(20,922)
Strategic Income	157,691	2,978	(7,782)	(4,804)
Absolute Return Bond	645,747	14,424	(25,929)	(11,505)
Securitized Income	61,717	69	(166)	(97)
Floating Rate	128,183	641	(4,630)	(3,989)
High Income	942,156	11,937	(28,889)	(16,952)
California Municipal Social Impact	180,480	929	(1,452)	(523)
Global Low Duration	43,690	430	(887)	(457)
Global Fixed Income	155,151	5,235	(13,900)	(8,665)
Emerging Markets Bond	870,473	25,043	(52,143)	(27,100)
Emerging Markets Local Bond	85,178	3,079	(3,413)	(334)
Emerging Markets Corporate Bond	81,958	1,013	(2,275)	(1,262)
Managed Income	117,830	2,529	(4,510)	(1,981)
Equity Income	842,301	128,480	(12,006)	116,474

6. Subsequent Events

At the Board Meeting held on March 25, 2025, the Board of Trustees approved a two for one reverse share split for all share classes of the Payden High Income Fund and the Payden Emerging Markets Local Bond Fund. The reverse share split was completed after the close of business on May 9, 2025.

The Funds have evaluated subsequent events through the issuance of the financial statements and have determined that no other events have occurred that require disclosure.

Semi-Annual   155

Financial Highlights

For the share outstanding for the periods ended April 30, 2025 (Unaudited) and October 31st

	Payden Cash Reserves Money Market Fund
	2025		2024		2023		2022	2021
Net asset value — beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00

Income from investment activities:
Net investment income	0.02		0.05		0.04		0.01	0.00	(1)
Net realized and unrealized gains (losses)	(0.00	)(1)	(0.00	)(1)	(0.00	)(1)	0.00 (1)	0.00	(1)

Total from investment activities	0.02		0.05		0.04		0.01	0.00

Distributions to shareholders:
From net investment income	(0.02)		(0.05)		(0.04)		(0.01)	(0.00	)(1)

Total distributions to shareholders	(0.02)		(0.05)		(0.04)		(0.01)	(0.00	)(1)

Net asset value — end of period	$1.00		$1.00		$1.00		$1.00	$1.00

Total return	2.10	%(2)	5.20%		4.57%		0.78%	0.02%

Ratios/supplemental data:
Net assets, end of period (000s)	$429,480		$482,687		$446,743		$475,935	$500,758
Ratio of gross expense to average net assets	0.40	%(3)	0.38%		0.38%		0.37%	0.38%
Ratio of net expense to average net assets	0.25	%(3)	0.25%		0.25%		0.18%	0.05%
Ratio of investment income less gross expenses to average net assets	4.06	%(3)	4.96%		4.34%		0.57%	(0.32)%
Ratio of net investment income to average net assets	4.21	%(3)	5.08%		4.47%		0.76%	0.01%

The Fund commenced operations on December 17, 1997.

(1) Amount is less than $0.005.

(2) Not annualized.

(3) Annualized.

	Payden Limited Maturity Fund - Investor Class
	2025		2024	2023		2022	2021
Net asset value — beginning of period	$9.56		$9.46	$9.36		$9.51	$9.50

Income (loss) from investment activities:
Net investment income	0.24		0.54	0.44		0.10	0.06
Net realized and unrealized gains (losses)	(0.01)		0.08	0.11		(0.14)	0.01

Total from investment activities	0.23		0.62	0.55		(0.04)	0.07

Distributions to shareholders:
From net investment income	(0.26)		(0.52)	(0.41)		(0.11)	(0.06)
From net realized gains	—		—	(0.04)		—	—
Return of capital	—		—	(0.00	)(1)	—	—

Total distributions to shareholders	(0.26)		(0.52)	(0.45)		(0.11)	(0.06)

Net asset value — end of period	$9.53		$9.56	$9.46		$9.36	$9.51

Total return	2.44	%(2)	6.68%	5.76%		(0.41)%	0.75%

Ratios/supplemental data:
Net assets, end of period (000s)	$619,831		$547,456	$641,777		$546,444	$851,146
Ratio of gross expense to average net assets	0.51	%(3)	0.52%	0.48%		0.52%	0.49%
Ratio of net expense to average net assets	0.30	%(3)	0.28%	0.25%		0.25%	0.25%
Ratio of investment income less gross expenses to average net assets	4.77	%(3)	5.33%	4.18%		0.74%	0.41%
Ratio of net investment income to average net assets	4.98	%(3)	5.56%	4.42%		1.02%	0.64%
Portfolio turnover rate	30	%(2)	76%	80%		36%	60%

The Fund commenced operations on April 29, 1994.

(1) Amount is less than $0.005.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.

Semi-Annual   157

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2025 (Unaudited) and October 31st

	Payden Limited Maturity Fund - SI Class
	2025		2024		2023		2022	2021
Net asset value — beginning of period	$9.56		$9.46		$9.37		$9.52	$9.53

Income (loss) from investment activities:
Net investment income	0.24		0.53		0.44		0.10	0.02
Net realized and unrealized gains (losses)	(0.01)		0.09		0.10		(0.14)	(0.01)

Total from investment activities	0.23		0.62		0.54		(0.04)	0.01

Distributions to shareholders:
From net investment income	(0.26)		(0.52)		(0.40)		(0.11)	(0.02)
From net realized gains	—		—		(0.05)		—	—
Return of capital	—		—		(0.00	)(1)	—	—

Total distributions to shareholders	(0.26)		(0.52)		(0.45)		(0.11)	(0.02)

Net asset value — end of period	$9.53		$9.56		$9.46		$9.37	$9.52

Total return	2.46	%(2)	6.73%		5.70%		(0.36)%	0.11	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$1,390,299		$1,400,815		$1,318,397		$1,325,844	$1,398,387
Ratio of gross expense to average net assets	0.51	%(3)	0.52%		0.49%		0.53%	0.51	%(3)
Ratio of net expense to average net assets	0.25	%(3)	0.23%		0.20%		0.20%	0.20	%(3)
Ratio of investment income less gross expenses to average net assets	4.83	%(3)	5.35%		4.15%		0.79%	0.28	%(3)
Ratio of net investment income to average net assets	5.09	%(3)	5.63%		4.44%		1.12%	0.59	%(3)
Portfolio turnover rate	30	%(2)	76%		80%		36%	60	%(2)
The Class commenced operations on June 30, 2021.

	Payden Limited Maturity Fund - Adviser Class
	2025		2024
Net asset value — beginning of period	$9.55		$9.49

Income (loss) from investment activities:
Net investment income	0.18		0.41
Net realized and unrealized gain	0.03		0.05

Total from investment activities	0.21		0.46

Distributions to shareholders:
From net investment income	(0.25)		(0.40)

Total distributions to shareholders	(0.25)		(0.40)

Net asset value — end of period	$9.51		$9.55

Total return	2.19	%(2)	4.99	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$10		$—	(4)
Ratio of gross expense to average net assets	0.72	%(3)	—	(3)
Ratio of net expense to average net assets	0.55	%(3)	—	(3)
Ratio of investment income less gross expenses to average net assets	4.19	%(3)	4.61	%(3)
Ratio of net investment income to average net assets	4.36	%(3)	4.61	%(3)
Portfolio turnover rate	30	%(2)	76	%(2)

The Class commenced operations on November 30, 2023.

(1) Amount is less than $0.005.

(2) Not annualized.

(3) Annualized.

(4) Amount is less than $500.

See notes to financial statements.

158  Payden Mutual Funds

	Payden Low Duration Fund - Investor Class
	2025		2024	2023	2022		2021
Net asset value — beginning of period	$9.78		$9.53	$9.47	$10.12		$10.22

Income (loss) from investment activities:
Net investment income	0.21		0.40	0.31	0.13		0.18
Net realized and unrealized gains (losses)	0.07		0.26	0.08	(0.60)		0.00 (1)

Total from investment activities	0.28		0.66	0.39	(0.47)		0.18

Distributions to shareholders:
From net investment income	(0.21)		(0.41)	(0.32)	(0.14)		(0.19)
From net realized gains	—		—	—	(0.03)		(0.09)
Return of capital	—		—	(0.01)	(0.01)		—

Total distributions to shareholders	(0.21)		(0.41)	(0.33)	(0.18)		(0.28)

Net asset value — end of period	$9.85		$9.78	$9.53	$9.47		$10.12

Total return	2.92	%(2)	7.05%	4.16%	(4.65)%		0.84%

Ratios/supplemental data:
Net assets, end of period (000s)	$494,477		$524,087	$572,864	$901,416		$1,604,077
Ratio of gross expense to average net assets	0.55	%(3)	0.57%	0.53%	0.53%		0.51%
Ratio of net expense to average net assets	0.43	%(3)	0.43%	0.43%	0.43%		0.43%
Ratio of investment income less gross expenses to average net assets	4.17	%(3)	4.07%	3.20%	1.27%		0.75%
Ratio of net investment income to average net assets	4.30	%(3)	4.20%	3.30%	1.37%		0.83%
Portfolio turnover rate	31	%(2)	63%	102%	98%		138%
The Fund commenced operations on December 31, 1993.

	Payden Low Duration Fund - SI Class
	2025		2024	2023	2022
Net asset value — beginning of period	$9.78		$9.53	$9.47	$9.92

Income (loss) from investment activities:
Net investment income	0.23		0.43	0.33	0.12
Net realized and unrealized gains (losses)	0.05		0.24	0.06	(0.45)

Total from investment activities	0.28		0.67	0.39	(0.33)

Distributions to shareholders:
From net investment income	(0.21)		(0.42)	(0.32)	(0.11)
Return of capital	—		—	(0.01)	(0.01)

Total distributions to shareholders	(0.21)		(0.42)	(0.33)	(0.12)

Net asset value — end of period	$9.85		$9.78	$9.53	$9.47

Total return	2.94	%(2)	7.10%	4.21%	(3.34	)%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$442,653		$449,960	$456,251	$321,719
Ratio of gross expense to average net assets	0.55	%(3)	0.57%	0.53%	0.55	%(3)
Ratio of net expense to average net assets	0.38	%(3)	0.38%	0.38%	0.38	%(3)
Ratio of investment income less gross expenses to average net assets .	4.45	%(3)	4.20%	3.40%	1.72	%(3)
Ratio of net investment income to average net assets	4.63	%(3)	4.39%	3.54%	1.88	%(3)
Portfolio turnover rate	31	%(2)	63%	102%	98	%(2)

The Class commenced operations on February 28, 2022.

(1) Amount is less than $0.005.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.

Semi-Annual   159

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2025 (Unaudited) and October 31st

	Payden Low Duration Fund - Adviser Class
	2025		2024
Net asset value — beginning of period	$9.79		$9.62

Income (loss) from investment activities:
Net investment income	0.19		0.36
Net realized and unrealized gain	0.06		0.17

Total from investment activities	0.25		0.53

Distributions to shareholders:
From net investment income	(0.20)		(0.36)

Total distributions to shareholders	(0.20)		(0.36)

Net asset value — end of period	$9.84		$9.79

Total return	2.53	%(1)	5.64	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$—	(2)	$—	(2)
Ratio of gross expense to average net assets	—	(3)	0.02	%(3)
Ratio of net expense to average net assets	—	(3)	0.01	%(3)
Ratio of investment income less gross expenses to average net assets	4.03	%(3)	4.07	%(3)
Ratio of net investment income to average net assets	4.03	%(3)	4.08	%(3)
Portfolio turnover rate	31	%(1)	63	%(1)
The Class commenced operations on November 30, 2023. (1) Not annualized. (2)Amount is less than $500. (3)Annualized.
	Payden U.S. Government Fund
	2025		2024		2023	2022	2021
Net asset value — beginning of period	$9.38		$9.16		$9.30	$10.29	$10.54

Income (loss) from investment activities:
Net investment income	0.18	(1)	0.35	(1)	0.31 (1)	0.24 (1)	0.15 (1)
Net realized and unrealized gains (losses)	0.11		0.22		(0.14)	(0.97)	(0.18)

Total from investment activities	0.29		0.57		0.17	(0.73)	(0.03)

Distributions to shareholders:
From net investment income	(0.18)		(0.35)		(0.32)	(0.26)	(0.22)

Total distributions to shareholders	(0.18)		(0.35)		(0.32)	(0.26)	(0.22)

Net asset value — end of period	$9.50		$9.38		$9.16	$9.30	$10.29

Total return	3.19	%(2)	6.33%		1.90%	(7.14)%	(0.31)%

Ratios/supplemental data:
Net assets, end of period (000s)	$68,178		$68,989		$59,974	$53,471	$28,876
Ratio of gross expense to average net assets	0.67	%(3)	0.66%		0.67%	0.82%	0.77%
Ratio of net expense to average net assets	0.43	%(3)	0.43%		0.43%	0.43%	0.43%
Ratio of investment income less gross expenses to average net assets	3.55	%(3)	3.53%		3.13%	2.06%	1.10%
Ratio of net investment income to average net assets	3.79	%(3)	3.76%		3.36%	2.45%	1.44%
Portfolio turnover rate	28	%(2)	52%		39%	39%	22%

The Class commenced operations on December 30, 1995.

(1) Based on average shares outstanding.

(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

160  Payden Mutual Funds

	Payden GNMA Fund
	2025		2024	2023	2022	2021
Net asset value — beginning of period	$7.56		$7.08	$7.47	$9.12	$9.47

Income (loss) from investment activities:
Net investment income	0.15		0.30	0.26	0.25	0.07
Net realized and unrealized gains (losses)	0.07		0.45	(0.41)	(1.59)	(0.15)

Total from investment activities	0.22		0.75	(0.15)	(1.34)	(0.08)

Distributions to shareholders:
From net investment income	(0.14)		(0.27)	(0.24)	(0.31)	(0.27)

Total distributions to shareholders	(0.14)		(0.27)	(0.24)	(0.31)	(0.27)

Net asset value — end of period	$7.63		$7.56	$7.08	$7.47	$9.12

Total return	2.83	%(1)	10.61%	(2.19)%	(15.01)%	(0.91)%

Ratios/supplemental data:
Net assets, end of period (000s)	$94,758		$96,196	$88,544	$91,243	$102,013
Ratio of gross expense to average net assets	0.66	%(2)	0.67%	0.63%	0.70%	0.69%
Ratio of net expense to average net assets	0.45	%(2)	0.45%	0.45%	0.45%	0.47%
Ratio of investment income less gross expenses to average net assets	3.74	%(2)	3.67%	3.08%	2.03%	1.15%
Ratio of net investment income to average net assets	3.95	%(2)	3.89%	3.26%	2.28%	1.38%
Portfolio turnover rate	8	%(1)	25%	17%	29%	28%

The Fund commenced operations on August 27, 1999.

(1) Not annualized.

(2)	Annualized.

	Payden Core Bond Fund - Investor Class
	2025		2024	2023	2022		2021
Net asset value — beginning of period	$9.19		$8.56	$8.80	$10.84		$11.13

Income (loss) from investment activities:
Net investment income	0.22	(1)	0.43 (1)	0.37 (1)	0.26	(1)	0.21 (1)
Net realized and unrealized gains (losses)	(0.03)		0.61	(0.26)	(2.01)		0.09

Total from investment activities	0.19		1.04	0.11	(1.75)		0.30

Distributions to shareholders:
From net investment income	(0.20)		(0.40)	(0.34)	(0.28)		(0.42)
From net realized gains	—		—	—	(0.01)		(0.17)
Return of capital	—		(0.01)	(0.01)	(0.00	)(2)	—

Total distributions to shareholders	(0.20)		(0.41)	(0.35)	(0.29)		(0.59)

Net asset value — end of period	$9.18		$9.19	$8.56	$8.80		$10.84

Total return	2.13	%(3)	12.27%	1.07%	(16.43)%		1.15%

Ratios/supplemental data:
Net assets, end of period (000s)	$250,217		$262,908	$230,480	$294,877		$409,453
Ratio of gross expense to average net assets	0.52	%(4)	0.53%	0.52%	0.52%		0.51%
Ratio of net expense to average net assets	0.52	%(4)	0.53%	0.52%	0.52%		0.53%
Ratio of investment income less gross expenses to average net assets	4.90	%(4)	4.69%	4.03%	2.63%		1.93%
Ratio of net investment income to average net assets	4.90	%(4)	4.69%	4.03%	2.63%		1.92%
Portfolio turnover rate	26	%(3)	69%	52%	51%		88%

The Fund commenced operations on December 31, 1993.

(1) Based on average shares outstanding.

(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.

See notes to financial statements.

Semi-Annual   161

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2025 (Unaudited) and October 31st

	Payden Core Bond Fund - SI Class
	2025		2024	2023	2022		2021
Net asset value — beginning of period	$9.18		$8.55	$8.79	$10.83		$11.12

Income (loss) from investment activities:
Net investment income	0.23	(1)	0.44 (1)	0.38 (1)	0.27	(1)	0.22 (1)
Net realized and unrealized gains (losses)	(0.03)		0.61	(0.27)	(2.01)		0.09

Total from investment activities	0.20		1.05	0.11	(1.74)		0.31

Distributions to shareholders:
From net investment income	(0.21)		(0.41)	(0.34)	(0.29)		(0.43)
From net realized gains	—		—	—	(0.01)		(0.17)
Return of capital	—		(0.01)	(0.01)	(0.00	)(2)	—

Total distributions to shareholders	(0.21)		(0.42)	(0.35)	(0.30)		(0.60)

Net asset value — end of period	$9.17		$9.18	$8.55	$8.79		$10.83

Total return	2.18	%(3)	12.38%	1.16%	(16.36)%		1.27%

Ratios/supplemental data:
Net assets, end of period (000s)	$577,645		$644,599	$615,873	$612,851		$833,563
Ratio of gross expense to average net assets	0.52	%(4)	0.53%	0.52%	0.52%		0.52%
Ratio of net expense to average net assets	0.42	%(4)	0.42%	0.42%	0.42%		0.42%
Ratio of investment income less gross expenses to average net assets	4.90	%(4)	4.68%	4.05%	2.64%		1.95%
Ratio of net investment income to average net assets	5.00	%(4)	4.78%	4.14%	2.74%		2.05%
Portfolio turnover rate	26	%(3)	69%	52%	51%		88%
The Class commenced operations on January 22, 2018.
	Payden Core Bond Fund - Adviser Class
	2025		2024	2023	2022		2021
Net asset value — beginning of period	$9.19		$8.56	$8.77	$10.81		$11.10

Income (loss) from investment activities:
Net investment income	0.21	(1)	0.40 (1)	0.33 (1)	0.23	(1)	0.19 (1)
Net realized and unrealized gains (losses)	(0.03)		0.62	(0.22)	(2.01)		0.08

Total from investment activities	0.18		1.02	0.11	(1.78)		0.27

Distributions to shareholders:
From net investment income	(0.19)		(0.38)	(0.31)	(0.25)		(0.39)
From net realized gains	—		—	—	(0.01)		(0.17)
Return of capital	—		(0.01)	(0.01)	(0.00	)(2)	—

Total distributions to shareholders	(0.19)		(0.39)	(0.32)	(0.26)		(0.56)

Net asset value — end of period	$9.18		$9.19	$8.56	$8.77		$10.81

Total return	2.00	%(3)	11.97%	1.15%	(16.70)%		0.92%

Ratios/supplemental data:
Net assets, end of period (000s)	$1,379		$1,609	$2,965	$23,806		$46,499
Ratio of gross expense to average net assets	0.78	%(4)	0.78%	0.78%	0.77%		0.76%
Ratio of net expense to average net assets	0.78	%(4)	0.78%	0.78%	0.77%		0.78%
Ratio of investment income less gross expenses to average net assets	4.65	%(4)	4.42%	3.64%	2.35%		1.71%
Ratio of net investment income to average net assets	4.63	%(4)	4.42%	3.64%	2.35%		1.70%
Portfolio turnover rate	26	%(3)	69%	52%	51%		88%

The Class commenced operations on November 2, 2009.

(1) Based on average shares outstanding.

(2) Amount is less than $0.005.

(3) Not annualized.

(4) Annualized.

See notes to financial statements.

162  Payden Mutual Funds

	Payden Corporate Bond Fund - Investor Class
	2025		2024	2023	2022		2021
Net asset value — beginning of period	$9.79		$8.94	$9.10	$11.96		$12.04

Income (loss) from investment activities:
Net investment income	0.23		0.43	0.36	0.29		0.46
Net realized and unrealized gains (losses)	(0.09)		0.85	(0.15)	(2.53)		0.09

Total from investment activities	0.14		1.28	0.21	(2.24)		0.55

Distributions to shareholders:
From net investment income	(0.23)		(0.43)	(0.37)	(0.34)		(0.47)
From net realized gains	—		—	—	(0.28)		(0.16)
Return of capital	—		—	—	(0.00	)(1)	—

Total distributions to shareholders	(0.23)		(0.43)	(0.37)	(0.62)		(0.63)

Net asset value — end of period	$9.70		$9.79	$8.94	$9.10		$11.96

Total return	1.39	%(2)	14.50%	2.20%	(19.53)%		3.27%

Ratios/supplemental data:
Net assets, end of period (000s)	$158,118		$158,154	$139,288	$222,269		$460,135
Ratio of gross expense to average net assets	0.67	%(3)	0.67%	0.65%	0.66%		0.65%
Ratio of net expense to average net assets	0.65	%(3)	0.65%	0.65%	0.65%		0.65%
Ratio of investment income less gross expenses to average net assets	4.63	%(3)	4.45%	3.92%	2.90%		2.47%
Ratio of net investment income to average net assets	4.66	%(3)	4.47%	3.91%	2.90%		2.47%
Portfolio turnover rate	18	%(2)	67%	41%	31%		49%
The Fund commenced operations on March 12, 2009.
	Payden Corporate Bond Fund - SI Class
	2025		2024	2023	2022
Net asset value — beginning of period	$9.79		$8.94	$9.10	$10.98

Income (loss) from investment activities:
Net investment income	0.23		0.44	0.38	0.22
Net realized and unrealized gains (losses)	(0.09)		0.85	(0.16)	(1.87)

Total from investment activities	0.14		1.29	0.22	(1.65)

Distributions to shareholders:
From net investment income	(0.23)		(0.44)	(0.38)	(0.23)
Return of capital	—		—	—	(0.00	)(1)

Total distributions to shareholders	(0.23)		(0.44)	(0.38)	(0.23)

Net asset value — end of period	$9.70		$9.79	$8.94	$9.10

Total return	1.44	%(2)	14.61%	2.32%	(15.14	)%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$212,273		$217,396	$201,735	$124,148
Ratio of gross expense to average net assets	0.67	%(3)	0.67%	0.63%	0.65	%(3)
Ratio of net expense to average net assets	0.55	%(3)	0.55%	0.55%	0.55	%(3)
Ratio of investment income less gross expenses to average net assets	4.63	%(3)	4.45%	4.01%	3.45	%(3)
Ratio of net investment income to average net assets	4.76	%(3)	4.57%	4.08%	3.55	%(3)
Portfolio turnover rate	18	%(2)	67%	41%	31	%(2)

The Class commenced operations on February 28, 2022.

(1) Amount is less than $0.005.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.

Semi-Annual   163

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2025 (Unaudited) and October 31st

	Payden Corporate Bond Fund - Adviser Class
	2025		2024
Net asset value — beginning of period	$9.86		$9.44

Income (loss) from investment activities:
Net investment income (loss)	(4.80)		0.47
Net realized and unrealized gain	4.94		0.34

Total from investment activities	0.14		0.81

Distributions to shareholders:
From net investment income	(0.22)		(0.39)

Total distributions to shareholders	(0.22)		(0.39)

Net asset value — end of period	$9.78		$9.86

Total return	1.38	%(1)	8.69	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$6		$—	(2)
Ratio of gross expense to average net assets	0.86	%(3)	0.02	%(3)
Ratio of net expense to average net assets	0.86	%(3)	0.01	%(3)
Ratio of investment income less gross expenses to average net assets	4.46	%(3)	5.24	%(3)
Ratio of net investment income to average net assets	4.46	%(3)	5.25	%(3)
Portfolio turnover rate	18	%(1)	67	%(1)
The Class commenced operations on November 30, 2023. (1) Not annualized. (2) Amount is less than $500. (3) Annualized.
	Payden Strategic Income Fund - Investor Class
	2025		2024		2023	2022	2021
Net asset value — beginning of period	$9.61		$9.15		$9.16	$10.46	$10.28

Income (loss) from investment activities:
Net investment income	0.27		0.49		0.45	0.31	0.26
Net realized and unrealized gains (losses)	(0.09)		0.46		(0.02)	(1.20)	0.20

Total from investment activities	0.18		0.95		0.43	(0.89)	0.46

Distributions to shareholders:
From net investment income	(0.25)		(0.48)		(0.42)	(0.33)	(0.27)
From net realized gains	—		—		(0.01)	(0.08)	(0.01)
Return of capital	—		(0.01)		(0.01)	—	—

Total distributions to shareholders	(0.25)		(0.49)		(0.44)	(0.41)	(0.28)

Net asset value — end of period	$9.54		$9.61		$9.15	$9.16	$10.46

Total return	1.84	%(1)	10.53%		4.57%	(8.72)%	4.37%

Ratios/supplemental data:
Net assets, end of period (000s)	$85,320		$107,956		$95,213	$113,587	$147,966
Ratio of gross expense to average net assets	0.94	%(2)	0.88%		0.86%	0.87%	0.85%
Ratio of net expense to average net assets	0.65	%(2)	0.65%		0.65%	0.65%	0.66%
Ratio of investment income less gross expenses to average net assets	5.10	%(2)	4.93%		4.29%	2.94%	2.30%
Ratio of net investment income to average net assets	5.38	%(2)	5.16%		4.49%	3.16%	2.49%
Portfolio turnover rate	21	%(1)	63%		51%	40%	90%

The Fund commenced operations on May 8, 2014.

(1) Not annualized.

(2) Annualized.

See notes to financial statements.

164  Payden Mutual Funds

	Payden Strategic Income Fund - SI Class
	2025		2024		2023	2022	2021
Net asset value — beginning of period	$9.61		$9.15		$9.16	$10.46	$10.27

Income (loss) from investment activities:
Net investment income	0.27		0.51		0.44	0.32	0.28
Net realized and unrealized gains (losses)	(0.09)		0.45		(0.01)	(1.20)	0.20

Total from investment activities	0.18		0.96		0.43	(0.88)	0.48

Distributions to shareholders:
From net investment income	(0.25)		(0.49)		(0.43)	(0.34)	(0.28)
From net realized gains	—		—		(0.01)	(0.08)	(0.01)
Return of capital	—		(0.01)		(0.01)	—	—

Total distributions to shareholders	(0.25)		(0.50)		(0.45)	(0.42)	(0.29)

Net asset value — end of period	$9.54		$9.61		$9.15	$9.16	$10.46

Total return	1.89	%(1)	10.64%		4.68%	(8.62)%	4.58%

Ratios/supplemental data:
Net assets, end of period (000s)	$69,170		$75,323		$76,974	$49,004	$49,575
Ratio of gross expense to average net assets	0.94	%(2)	0.88%		0.86%	0.87%	0.85%
Ratio of net expense to average net assets	0.55	%(2)	0.55%		0.55%	0.55%	0.55%
Ratio of investment income less gross expenses to average net assets	5.10	%(2)	4.91%		4.33%	2.99%	2.34%
Ratio of net investment income to average net assets	5.49	%(2)	5.25%		4.63%	3.31%	2.65%
Portfolio turnover rate	21	%(1)	63%		51%	40%	90%
The Fund commenced operations on May 8, 2014.
	Payden Strategic Income Fund - Adviser Class
	2025		2024
Net asset value — beginning of period	$9.57		$9.36

Income (loss) from investment activities:
Net investment income	0.24		0.41
Net realized and unrealized gains (losses)	(0.06)		0.24

Total from investment activities	0.18		0.65

Distributions to shareholders:
From net investment income	(0.23)		(0.44)

Total distributions to shareholders	(0.23)		(0.44)

Net asset value — end of period	$9.52		$9.57

Total return	1.92	%(1)	7.00	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$—	(3)	$—	(3)
Ratio of gross expense to average net assets	0.11	%(2)	0.07	%(2)
Ratio of net expense to average net assets	0.11	%(2)	0.07	%(2)
Ratio of investment income less gross expenses to average net assets	5.37	%(2)	4.57	%(2)
Ratio of net investment income to average net assets	5.37	%(2)	4.57	%(2)
Portfolio turnover rate	21	%(1)	63	%(1)

The Class commenced operations on November 30, 2023.

(1) Not annualized.

(2) Annualized.

(3) Amount is less than $500.

See notes to financial statements.

Semi-Annual   165

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2025 (Unaudited) and October 31st

	Payden Absolute Return Bond Fund - Investor Class
	2025		2024	2023		2022	2021
Net asset value — beginning of period	$9.50		$9.31	$9.18		$10.03	$9.92

Income (loss) from investment activities:
Net investment income	0.28		0.59	0.53		0.30	0.20
Net realized and unrealized gains (losses)	(0.02)		0.18	0.10		(0.83)	0.12

Total from investment activities	0.26		0.77	0.63		(0.53)	0.32

Distributions to shareholders:
From net investment income	(0.31)		(0.58)	(0.50)		(0.20)	(0.21)
From net realized gains	—		—	—		(0.03)	—
Return of capital	—		—	(0.00	)(1)	(0.09)	—

Total distributions to shareholders	(0.31)		(0.58)	(0.50)		(0.32)	(0.21)

Net asset value — end of period	$9.46		$9.50	$9.31		$9.18	$10.03

Total return	2.86	%(2)	8.44%	6.93%		(5.32)%	3.22%

Ratios/supplemental data:
Net assets, end of period (000s)	$151,229		$150,463	$139,081		$123,311	$151,027
Ratio of gross expense to average net assets	0.78	%(3)	0.77%	0.76%		0.74%	0.74%
Ratio of net expense to average net assets	0.70	%(3)	0.70%	0.70%		0.70%	0.70%
Ratio of investment income less gross expenses to average net assets	5.91	%(3)	6.23%	5.73%		3.00%	1.93%
Ratio of net investment income to average net assets	6.00	%(3)	6.30%	5.79%		3.03%	1.96%
Portfolio turnover rate	77	%(2)	188%	132%		104%	95%
The Fund commenced operations on November 6, 2014.
	Payden Absolute Return Bond Fund - SI Class
	2025		2024	2023		2022	2021
Net asset value — beginning of period	$9.52		$9.32	$9.19		$10.04	$9.93

Income (loss) from investment activities:
Net investment income	0.27		0.66	0.59		0.30	0.22
Net realized and unrealized gains (losses)	(0.01)		0.14	0.06		(0.83)	0.12

Total from investment activities	0.26		0.80	0.65		(0.53)	0.34

Distributions to shareholders:
From net investment income	(0.32)		(0.60)	(0.52)		(0.20)	(0.23)
From net realized gains	—		—	—		(0.03)	—
Return of capital	—		—	(0.00	)(1)	(0.09)	—

Total distributions to shareholders	(0.32)		(0.60)	(0.52)		(0.32)	(0.23)

Net asset value — end of period	$9.47		$9.52	$9.32		$9.19	$10.04

Total return	2.86	%(2)	8.79%	7.16%		(5.10)%	3.46%

Ratios/supplemental data:
Net assets, end of period (000s)	$484,091		$429,782	$556,369		$659,836	$878,927
Ratio of gross expense to average net assets	0.78	%(3)	0.77%	0.76%		0.74%	0.74%
Ratio of net expense to average net assets	0.47	%(3)	0.47%	0.47%		0.47%	0.47%
Ratio of investment income less gross expenses to average net assets	5.92	%(3)	6.10%	5.71%		3.01%	1.93%
Ratio of net investment income to average net assets	6.24	%(3)	6.40%	6.01%		3.27%	2.19%
Portfolio turnover rate	77	%(2)	188%	132%		104%	95%

The Fund commenced operations on November 6, 2014.

(1) Amount is less than $0.005.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.

166  Payden Mutual Funds

	Payden Absolute Return Bond Fund - Adviser Class
	2025		2024
Net asset value — beginning of period	$9.50		$9.39

Income (loss) from investment activities:
Net investment income	0.21		0.50
Net realized and unrealized gain	0.05		0.13

Total from investment activities	0.26		0.63

Distributions to shareholders:
From net investment income	(0.30)		(0.52)

Total distributions to shareholders	(0.30)		(0.52)

Net asset value — end of period	$9.46		$9.50

Total return	2.83	%(1)	6.86	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$33		$283
Ratio of gross expense to average net assets	1.02	%(2)	1.04	%(2)
Ratio of net expense to average net assets	0.95	%(2)	0.95	%(2)
Ratio of investment income less gross expenses to average net assets	5.34	%(2)	6.52	%(2)
Ratio of net investment income to average net assets	5.41	%(2)	6.59	%(2)
Portfolio turnover rate	77	%(1)	188	%(1)
The Class commenced operations on November 30, 2023. (1) Not annualized. (2) Annualized.
	Payden Securitized Income Fund - Investor Class
	2025
Net asset value — beginning of period	$10.00

Income (loss) from investment activities:
Net investment income	0.08
Net realized and unrealized loss	(0.02)

Total from investment activities	0.06

Distributions to shareholders:
From net investment income	(0.07)

Total distributions to shareholders	(0.07)

Net asset value — end of period	$9.99

Total return	0.60	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$1,787
Ratio of gross expense to average net assets	7.43	%(2)
Ratio of net expense to average net assets	0.65	%(2)
Ratio of investment income less gross expenses to average net assets	(1.79	)%(2)
Ratio of net investment income to average net assets	4.99	%(2)
Portfolio turnover rate	11	%(1)

The Fund commenced operations on March 5, 2025.

(1) Not annualized.

(2) Annualized.

See notes to financial statements.

Semi-Annual   167

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2025 (Unaudited) and October 31st

	Payden Securitized Income Fund - SI Class
	2025
Net asset value — beginning of period	$10.00

Income (loss) from investment activities:
Net investment income	0.07
Net realized and unrealized loss	(0.02)

Total from investment activities	0.05

Distributions to shareholders:
From net investment income	(0.07)

Total distributions to shareholders	(0.07)

Net asset value — end of period	$9.98

Total return	0.52	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$59,752
Ratio of gross expense to average net assets	1.33	%(2)
Ratio of net expense to average net assets	0.55	%(2)
Ratio of investment income less gross expenses to average net assets	4.00	%(2)
Ratio of net investment income to average net assets	4.78	%(2)
Portfolio turnover rate	11	%(1)

The Fund commenced operations on March 5, 2025.

(1) Not annualized.

(2) Annualized.

	Payden Floating Rate Fund - Investor Class
	2025		2024	2023		2022		2021
Net asset value — beginning of period	$9.75		$9.62	$9.38		$9.91		$9.51

Income (loss) from investment activities:
Net investment income	0.38		0.85	0.80		0.40		0.30
Net realized and unrealized gains (losses)	(0.24)		0.15	0.23		(0.51)		0.39

Total from investment activities	0.14		1.00	1.03		(0.11)		0.69

Distributions to shareholders:
From net investment income	(0.39)		(0.87)	(0.79)		(0.42)		(0.28)
Return of capital	—		—	(0.00	)(1)	(0.00	)(1)	(0.01)

Total distributions to shareholders	(0.39)		(0.87)	(0.79)		(0.42)		(0.29)

Net asset value — end of period	$9.50		$9.75	$9.62		$9.38		$9.91

Total return	1.37	%(2)	10.80%	11.39%		(1.10)%		7.29%

Ratios/supplemental data:
Net assets, end of period (000s)	$48,725		$46,741	$27,057		$24,160		$20,753
Ratio of gross expense to average net assets	0.97	%(3)	0.94%	0.90%		0.86%		0.92%
Ratio of net expense to average net assets	0.70	%(3)	0.70%	0.70%		0.70%		0.72%
Ratio of investment income less gross expenses to average net assets	7.76	%(3)	8.69%	8.06%		4.12%		2.80%
Ratio of net investment income to average net assets	8.03	%(3)	8.93%	8.27%		4.28%		3.00%
Portfolio turnover rate	63	%(2)	62%	28%		33%		40%

The Fund commenced operations on November 11, 2013.

(1) Amount is less than $0.005.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.

168  Payden Mutual Funds

	Payden Floating Rate Fund - SI Class
	2025		2024		2023		2022		2021
Net asset value — beginning of period	$9.76		$9.63		$9.39		$9.92		$9.51

Income (loss) from investment activities:
Net investment income	0.39		0.88		0.80		0.42		0.32
Net realized and unrealized gains (losses)	(0.25)		0.13		0.25		(0.52)		0.39

Total from investment activities	0.14		1.01		1.05		(0.10)		0.71

Distributions to shareholders:

From net investment income	(0.39)		(0.88)		(0.81)		(0.43)		(0.29)
Return of capital	—		—		(0.00	)(1)	(0.00	)(1)	(0.01)

Total distributions to shareholders	(0.39)		(0.88)		(0.81)		(0.43)		(0.30)

Net asset value — end of period	$9.51		$9.76		$9.63		$9.39		$9.92

Total return	1.42	%(2)	10.89%		11.52%		(1.01)%		7.53%

Ratios/supplemental data:
Net assets, end of period (000s)	$75,305		$76,926		$88,309		$124,423		$170,373
Ratio of gross expense to average net assets	0.98	%(3)	0.93%		0.90%		0.86%		0.89%
Ratio of net expense to average net assets	0.60	%(3)	0.60%		0.60%		0.60%		0.61%
Ratio of investment income less gross expenses to average net assets	7.72	%(3)	8.65%		7.98%		3.98%		2.77%
Ratio of net investment income to average net assets	8.10	%(3)	8.98%		8.29%		4.24%		3.05%
Portfolio turnover rate	63	%(2)	62%		28%		33%		40%
The Fund commenced operations on November 11, 2013.
	Payden Floating Rate Fund - Adviser Class
	2025		2024
Net asset value — beginning of period	$9.74		$9.70

Income (loss) from investment activities:
Net investment income	0.19		0.71
Net realized and unrealized gains (losses)	(0.07)		0.12

Total from investment activities	0.12		0.83

Distributions to shareholders:
From net investment income	(0.37)		(0.79)

Total distributions to shareholders	(0.37)		(0.79)

Net asset value — end of period	$9.49		$9.74

Total return	1.25	%(2)	8.78	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$474		$3
Ratio of gross expense to average net assets	1.31	%(3)	0.99	%(3)
Ratio of net expense to average net assets	0.95	%(3)	0.95	%(3)
Ratio of investment income less gross expenses to average net assets	7.98	%(3)	8.14	%(3)
Ratio of net investment income to average net assets	8.34	%(3)	8.17	%(3)
Portfolio turnover rate	63	%(2)	62	%(2)

The Class commenced operations on November 30, 2023.

(1) Amount is less than $0.005.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.

Semi-Annual   169

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2025 (Unaudited) and October 31st

	Payden High Income Fund - Investor Class
	2025		2024	2023		2022		2021
Net asset value — beginning of period	$6.34		$5.84	$5.82		$6.87		$6.45

Income (loss) from investment activities:
Net investment income	0.22		0.44	0.43		0.35		0.33
Net realized and unrealized gains (losses)	(0.16)		0.50	0.00	(1)	(1.05)		0.42

Total from investment activities	0.06		0.94	0.43		(0.70)		0.75

Distributions to shareholders:
From net investment income	(0.23)		(0.44)	(0.41)		(0.35)		(0.33)
Return of capital	—		—	(0.00	)(1)	(0.00	)(1)	—

Total distributions to shareholders	(0.23)		(0.44)	(0.41)		(0.35)		(0.33)

Net asset value — end of period	$6.17		$6.34	$5.84		$5.82		$6.87

Total return	0.90	%(2)	16.43%	7.54%		(10.45)%		11.75%

Ratios/supplemental data:
Net assets, end of period (000s)	$191,434		$215,913	$141,392		$227,112		$740,403
Ratio of gross expense to average net assets	0.69	%(3)	0.63%	0.59%		0.60%		0.60%
Ratio of net expense to average net assets	0.69	%(3)	0.63%	0.59%		0.60%		0.60%
Ratio of investment income less gross expenses to average net assets	6.94	%(3)	7.04%	6.91%		5.22%		4.75%
Ratio of net investment income to average net assets	6.94	%(3)	7.04%	6.91%		5.22%		4.75%
Portfolio turnover rate	38	%(2)	76%	75%		70%		74%
The Fund commenced operations on December 30, 1997.

	Payden High Income Fund - SI Class
	2025		2024	2023		2022
Net asset value — beginning of period	$6.32		$5.83	$5.81		$6.57

Income (loss) from investment activities:
Net investment income	0.22		0.45	0.42		0.22
Net realized and unrealized gains (losses)	(0.16)		0.49	0.02		(0.74)

Total from investment activities	0.06		0.94	0.44		(0.52)

Distributions to shareholders:
From net investment income	(0.23)		(0.45)	(0.42)		(0.24)
Return of capital	—		—	(0.00	)(1)	(0.00	)(1)

Total distributions to shareholders	(0.23)		(0.45)	(0.42)		(0.24)

Net asset value — end of period	$6.15		$6.32	$5.83		$5.81

Total return	0.97	%(2)	16.38%	7.63%		(7.92	)%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$699,241		$644,754	$436,946		$350,733
Ratio of gross expense to average net assets	0.68	%(3)	0.63%	0.59%		0.61	%(3)
Ratio of net expense to average net assets	0.55	%(3)	0.55%	0.55%		0.55	%(3)
Ratio of investment income less gross expenses to average net assets	6.98	%(3)	7.05%	6.98%		5.91	%(3)
Ratio of net investment income to average net assets	7.11	%(3)	7.13%	7.02%		5.96	%(3)
Portfolio turnover rate	38	%(2)	76%	75%		70	%(2)

The Class commenced operations on February 28, 2022.

(1) Amount is less than $0.005.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.

170  Payden Mutual Funds

	Payden High Income Fund - Adviser Class
	2025		2024
Net asset value — beginning of period	$6.37		$6.08

Income (loss) from investment activities:
Net investment income	0.24		0.38
Net realized and unrealized gains (losses)	(0.19)		0.31

Total from investment activities	0.05		0.69

Distributions to shareholders:
From net investment income	(0.22)		(0.40)

Total distributions to shareholders	(0.22)		(0.40)

Net asset value — end of period	$6.20		$6.37

Total return	0.79	%(1)	11.55	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$248		$66
Ratio of gross expense to average net assets	0.93	%(2)	0.85	%(2)
Ratio of net expense to average net assets	0.93	%(2)	0.85	%(2)
Ratio of investment income less gross expenses to average net assets	6.81	%(2)	6.55	%(2)
Ratio of net investment income to average net assets	6.81	%(2)	6.55	%(2)
Portfolio turnover rate	38	%(1)	76	%(1)
The Class commenced operations on November 30, 2023. (1) Not annualized. (2) Annualized.

	Payden California Municipal Social Impact Fund - Investor Class
	2025		2024		2023	2022	2021
Net asset value — beginning of period	$9.89		$9.43		$9.38	$10.49	$10.58

Income (loss) from investment activities:
Net investment income	0.17		0.35		0.29	0.16	0.34
Net realized and unrealized gains (losses)	(0.15)		0.49		0.05	(1.11)	0.09

Total from investment activities	0.02		0.84		0.34	(0.95)	0.43

Distributions to shareholders:
From net investment income	(0.17)		(0.36)		(0.29)	(0.16)	(0.34)
From net realized gains	—		—		—	—	(0.18)
Return of capital	—		(0.02)		—	—	—

Total distributions to shareholders	(0.17)		(0.38)		(0.29)	(0.16)	(0.52)

Net asset value — end of period	$9.74		$9.89		$9.43	$9.38	$10.49

Total return	0.19	%(1)	8.92%		3.55%	(9.12)%	2.38%

Ratios/supplemental data:
Net assets, end of period (000s)	$173,007		$162,490		$152,393	$141,705	$87,753
Ratio of gross expense to average net assets	0.66	%(2)	0.69%		0.63%	0.68%	0.71%
Ratio of net expense to average net assets	0.45	%(2)	0.45%		0.45%	0.45%	0.47%
Ratio of investment income less gross expenses to average net assets	3.25	%(2)	3.26%		2.81%	1.39%	1.27%
Ratio of net investment income to average net assets	3.47	%(2)	3.50%		2.99%	1.62%	1.50%
Portfolio turnover rate	43	%(1)	89%		181%	105%	140%

The Fund commenced operations on December 17, 1998.

(1) Not annualized.

(2) Annualized.

See notes to financial statements.

Semi-Annual   171

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2025 (Unaudited) and October 31st

	Payden California Municipal Social Impact Fund - Adviser Class
	2025		2024
Net asset value — beginning of period	$9.88		$9.84

Income (loss) from investment activities:
Net investment income	0.09		0.32
Net realized and unrealized gains (losses)	(0.08)		0.05

Total from investment activities	0.01		0.37

Distributions to shareholders:
From net investment income	(0.16)		(0.32)
Return of capital	—		(0.01)

Total distributions to shareholders	(0.16)		(0.33)

Net asset value — end of period	$9.72		$9.88

Total return	0.04	%(1)	3.85	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$540		$21
Ratio of gross expense to average net assets	0.91	%(2)	0.91	%(2)
Ratio of net expense to average net assets	0.70	%(2)	0.70	%(2)
Ratio of investment income less gross expenses to average net assets	3.22	%(2)	3.01	%(2)
Ratio of net investment income to average net assets	3.43	%(2)	3.22	%(2)
Portfolio turnover rate	43	%(1)	89	%(1)

The Class commenced operations on November 30, 2023.

(1) Not annualized.

(2) Annualized.

	Payden Global Low Duration Fund
	2025		2024	2023		2022	2021
Net asset value — beginning of period	$9.69		$9.44	$9.42		$10.10	$10.10

Income (loss) from investment activities:
Net investment income	0.25		0.43	0.43		0.18	0.13
Net realized and unrealized gains (losses)	0.02		0.25	(0.06	)(1)	(0.64)	(0.01)

Total from investment activities	0.27		0.68	0.37		(0.46)	0.12

Distributions to shareholders:
From net investment income	(0.23)		(0.43)	(0.35)		(0.17)	(0.12)
From net realized gains	—		—	—		(0.05)	—
Return of capital	—		—	(0.00	)(2)	—	—

Total distributions to shareholders	(0.23)		(0.43)	(0.35)		(0.22)	(0.12)

Net asset value — end of period	$9.73		$9.69	$9.44		$9.42	$10.10

Total return	2.85	%(3)	7.37%	3.99%		(4.55)%	1.16%

Ratios/supplemental data:
Net assets, end of period (000s)	$41,139		$44,931	$45,150		$74,440	$86,225
Ratio of gross expense to average net assets	0.99	%(4)	0.85%	0.79%		0.82%	0.76%
Ratio of net expense to average net assets	0.53	%(4)	0.53%	0.53%		0.53%	0.53%
Ratio of investment income less gross expenses to average net assets	4.28	%(4)	4.21%	3.29%		1.44%	0.91%
Ratio of net investment income to average net assets	4.73	%(4)	4.54%	3.55%		1.74%	1.13%
Portfolio turnover rate	31	%(3)	84%	94%		128%	169%

The Fund commenced operations on September 18, 1996.

(1) The amount presented is inconsistent with the fund’s aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

(2) Amount is less than $0.005.

(3) Not annualized.

(4) Annualized.

See notes to financial statements.

172  Payden Mutual Funds

	Payden Global Fixed Income Fund - Investor Class
	2025		2024	2023	2022	2021
Net asset value — beginning of period	$7.62		$7.13	$7.65	$9.17	$9.33

Income (loss) from investment activities:
Net investment income (loss)	(0.05)		(0.04)	(0.86)	(0.13)	0.19
Net realized and unrealized gains (losses)	0.22		0.80	0.99	(1.08)	(0.04)

Total from investment activities	0.17		0.76	0.13	(1.21)	0.15

Distributions to shareholders:
From net investment income	(0.14)		(0.12)	(0.49)	(0.25)	(0.23)
From net realized gains	—		—	—	(0.06)	(0.08)
Return of capital	—		(0.15)	(0.16)	—	—

Total distributions to shareholders	(0.14)		(0.27)	(0.65)	(0.31)	(0.31)

Net asset value — end of period	$7.65		$7.62	$7.13	$7.65	$9.17

Total return	2.31	%(1)	10.73%	1.68%	(13.49)%	0.59%

Ratios/supplemental data:
Net assets, end of period (000s)	$38,153		$40,963	$43,519	$92,024	$178,480
Ratio of gross expense to average net assets	0.68	%(2)	0.69%	0.68%	0.70%	0.71%
Ratio of net expense to average net assets	0.68	%(2)	0.69%	0.68%	0.70%	0.70%
Ratio of investment income less gross expenses to average net assets	3.89	%(2)	3.57%	2.92%	1.60%	1.19%
Ratio of net investment income to average net assets	3.89	%(2)	3.57%	2.83%	1.54%	1.20%
Portfolio turnover rate	25	%(1)	61%	42%	55%	60%

The Fund commenced operations on September 1, 1992.

	Payden Global Fixed Income Fund - SI Class
	2025		2024	2023	2022	2021
Net asset value — beginning of period	$7.60		$7.12	$7.64	$9.16	$9.23

Income (loss) from investment activities:
Net investment income	0.17		0.15	0.18	0.16	0.04
Net realized and unrealized gains (losses)	0.01		0.61	(0.03)	(1.36)	(0.06)

Total from investment activities	0.18		0.76	0.15	(1.20)	(0.02)

Distributions to shareholders:
From net investment income	(0.15)		(0.13)	(0.50)	(0.26)	(0.05)
From net realized gains	—		—	—	(0.06)	—
Return of capital	—		(0.15)	(0.17)	—	—

Total distributions to shareholders	(0.15)		(0.28)	(0.67)	(0.32)	(0.05)

Net asset value — end of period	$7.63		$7.60	$7.12	$7.64	$9.16

Total return	2.39	%(1)	10.92%	1.71%	(13.37)%	(0.39	)%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$109,504		$106,529	$122,200	$144,999	$125,513
Ratio of gross expense to average net assets	0.68	%(2)	0.69%	0.59%	0.63%	0.79	%(2)
Ratio of net expense to average net assets	0.55	%(2)	0.55%	0.55%	0.55%	0.55	%(2)
Ratio of investment income less gross expenses to average net assets	3.89	%(2)	3.55%	2.98%	1.67%	1.11	%(2)
Ratio of net investment income to average net assets	4.03	%(2)	3.69%	3.02%	1.75%	1.35	%(2)
Portfolio turnover rate	25	%(1)	61%	42%	55%	60	%(1)

The Class commenced operations on June 30, 2021.

(1) Not annualized.

(2) Annualized.

See notes to financial statements.

Semi-Annual   173

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2025 (Unaudited) and October 31st

	Payden Emerging Markets Bond Fund - Investor Class
	2025		2024	2023	2022	2021
Net asset value — beginning of period	$10.54		$9.46	$9.17	$13.12	$12.99

Income (loss) from investment activities:
Net investment income	0.36	(1)	0.72 (1)	0.63 (1)	0.64 (1)	0.70 (1)
Net realized and unrealized gains (losses)	(0.14)		1.04	0.44	(3.94)	0.14

Total from investment activities	0.22		1.76	1.07	(3.30)	0.84

Distributions to shareholders:
From net investment income	(0.43)		(0.68)	(0.64)	(0.65)	(0.71)
Return of capital	—		—	(0.14)	—	—

Total distributions to shareholders	(0.43)		(0.68)	(0.78)	(0.65)	(0.71)

Net asset value — end of period	$10.33		$10.54	$9.46	$9.17	$13.12

Total return	2.13	%(2)	19.20%	11.16%	(25.82)%	6.48%

Ratios/supplemental data:
Net assets, end of period (000s)	$267,511		$283,480	$268,578	$321,800	$279,531
Ratio of gross expense to average net assets	0.81	%(3)	0.74%	0.72%	0.73%	0.71%
Ratio of net expense to average net assets	0.81	%(3)	0.74%	0.72%	0.73%	0.71%
Ratio of investment income less gross expenses to average net assets	6.96	%(3)	6.92%	6.43%	5.88%	5.22%
Ratio of net investment income to average net assets	6.96	%(3)	6.92%	6.43%	5.88%	5.22%
Portfolio turnover rate	42	%(2)	65%	73%	52%	63%

The Fund commenced operations on December 17, 1998.

	Payden Emerging Markets Bond Fund - SI Class
	2025		2024	2023	2022	2021
Net asset value — beginning of period	$10.52		$9.44	$9.16	$13.10	$12.97

Income (loss) from investment activities:
Net investment income	0.37	(1)	0.72 (1)	0.64 (1)	0.65 (1)	0.71 (1)
Net realized and unrealized gains (losses)	(0.14)		1.05	0.43	(3.93)	0.13

Total from investment activities	0.23		1.77	1.07	(3.28)	0.84

Distributions to shareholders:
From net investment income	(0.44)		(0.69)	(0.65)	(0.66)	(0.71)
Return of capital	—		—	(0.14)	—	—

Total distributions to shareholders	(0.44)		(0.69)	(0.79)	(0.66)	(0.71)

Net asset value — end of period	$10.31		$10.52	$9.44	$9.16	$13.10

Total return	2.20	%(2)	19.18%	11.21%	(25.76)%	6.51%

Ratios/supplemental data:
Net assets, end of period (000s)	$553,205		$531,384	$395,460	$420,935	$541,893
Ratio of gross expense to average net assets	0.81	%(3)	0.74%	0.72%	0.73%	0.71%
Ratio of net expense to average net assets	0.69	%(3)	0.69%	0.69%	0.69%	0.69%
Ratio of investment income less gross expenses to average net assets	6.96	%(3)	6.91%	6.44%	5.86%	5.21%
Ratio of net investment income to average net assets	7.07	%(3)	6.96%	6.47%	5.90%	5.23%
Portfolio turnover rate	42	%(2)	65%	73%	52%	63%

The Class commenced operations on April 9, 2012.

(1) Based on average shares outstanding.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.

174  Payden Mutual Funds

	Payden Emerging Markets Bond Fund - Adviser Class
	2025		2024	2023	2022	2021
Net asset value — beginning of period	$10.56		$9.47	$9.18	$13.13	$13.00

Income (loss) from investment activities:
Net investment income	0.35	(1)	0.69 (1)	0.61 (1)	0.63 (1)	0.67 (1)
Net realized and unrealized gains (losses)	(0.14)		1.05	0.44	(3.96)	0.14

Total from investment activities	0.21		1.74	1.05	(3.33)	0.81

Distributions to shareholders:
From net investment income	(0.42)		(0.65)	(0.63)	(0.62)	(0.68)
Return of capital	—		—	(0.13)	—	—

Total distributions to shareholders	(0.42)		(0.65)	(0.76)	(0.62)	(0.68)

Net asset value — end of period	$10.35		$10.56	$9.47	$9.18	$13.13

Total return	1.97	%(2)	18.88%	10.99%	(26.02)%	6.21%

Ratios/supplemental data:
Net assets, end of period (000s)	$18,846		$27,054	$20,694	$22,319	$64,314
Ratio of gross expense to average net assets	1.06	%(3)	0.99%	0.97%	0.98%	0.96%
Ratio of net expense to average net assets	1.06	%(3)	0.99%	0.97%	0.98%	0.96%
Ratio of investment income less gross expenses to average net assets	6.70	%(3)	6.70%	6.17%	5.57%	4.98%
Ratio of net investment income to average net assets	6.70	%(3)	6.70%	6.17%	5.57%	4.98%
Portfolio turnover rate	42	%(2)	65%	73%	52%	63%

The Class commenced operations on November 2, 2009.

(1) Based on average shares outstanding.

(2) Not annualized.

(3) Annualized.

	Payden Emerging Markets Local Bond Fund - Investor Class
	2025		2024	2023	2022	2021
Net asset value — beginning of period	$4.68		$4.62	$4.34	$5.72	$5.84

Income (loss) from investment activities:
Net investment income	0.17	(1)	0.33 (1)	0.30 (1)	0.28 (1)	0.28 (1)
Net realized and unrealized gains (losses)	0.03		0.04	0.25	(1.38)	(0.10)

Total from investment activities	0.20		0.37	0.55	(1.10)	0.18

Distributions to shareholders:
From net investment income	(0.16)		(0.24)	(0.11)	(0.03)	—
Return of capital	—		(0.07)	(0.16)	(0.25)	(0.30)

Total distributions to shareholders	(0.16)		(0.31)	(0.27)	(0.28)	(0.30)

Net asset value — end of period	$4.72		$4.68	$4.62	$4.34	$5.72

Total return	4.35	%(2)	8.16%	12.11%	(19.76)%	2.92%

Ratios/supplemental data:
Net assets, end of period (000s)	$8,677		$11,336	$6,646	$4,200	$43,551
Ratio of gross expense to average net assets	1.12	%(3)	1.07%	1.30%	1.12%	1.05%
Ratio of net expense to average net assets	0.99	%(3)	0.99%	0.99%	0.99%	0.99%
Ratio of investment income less gross expenses to average net assets	7.12	%(3)	6.67%	5.90%	5.19%	4.55%
Ratio of net investment income to average net assets	7.25	%(3)	6.75%	6.21%	5.32%	4.61%
Portfolio turnover rate	34	%(2)	61%	72%	65%	39%

The Fund commenced operations on November 2, 2011.

(1) Based on average shares outstanding.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.

Semi-Annual   175

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2025 (Unaudited) and October 31st

	Payden Emerging Markets Local Bond Fund - SI Class
	2025		2024	2023	2022
Net asset value — beginning of period	$4.59		$4.53	$4.26	$5.30

Income (loss) from investment activities:
Net investment income	0.17	(1)	0.33 (1)	0.31 (1)	0.18
Net realized and unrealized gains (losses)	0.03		0.06	0.24	(1.02)

Total from investment activities	0.20		0.39	0.55	(0.84)

Distributions to shareholders:
From net investment income	(0.16)		(0.25)	(0.11)	(0.02)
Return of capital	—		(0.08)	(0.17)	(0.18)

Total distributions to shareholders	(0.16)		(0.33)	(0.28)	(0.20)

Net asset value — end of period	$4.63		$4.59	$4.53	$4.26

Total return	4.59	%(2)	8.35%	12.63%	(16.12	)%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$75,491		$62,737	$64,103	$26,701
Ratio of gross expense to average net assets	1.13	%(3)	1.07%	1.26%	1.31	%(3)
Ratio of net expense to average net assets	0.75	%(3)	0.75%	0.75%	0.75	%(3)
Ratio of investment income less gross expenses to average net assets	7.11	%(3)	6.65%	6.04%	5.54	%(3)
Ratio of net investment income to average net assets	7.49	%(3)	6.97%	6.55%	6.10	%(3)
Portfolio turnover rate	34	%(2)	61%	72%	65	%(2)

The Class commenced operations on February 28, 2022.

(1) Based on average shares outstanding.

(2) Not annualized.

(3) Annualized.

	Payden Emerging Markets Corporate Bond Fund - Investor Class
	2025		2024	2023	2022	2021
Net asset value — beginning of period	$8.79		$8.15	$7.90	$10.18	$9.99

Income (loss) from investment activities:
Net investment income	0.28	(1)	0.54 (1)	0.47 (1)	0.41 (1)	0.43 (1)
Net realized and unrealized gains (losses)	(0.13)		0.63	0.26	(2.18)	0.19

Total from investment activities	0.15		1.17	0.73	(1.77)	0.62

Distributions to shareholders:
From net investment income	(0.28)		(0.53)	(0.44)	(0.41)	(0.43)
From net realized gains	—		—	—	(0.10)	—
Return of capital	—		—	(0.04)	—	—

Total distributions to shareholders	(0.28)		(0.53)	(0.48)	(0.51)	(0.43)

Net asset value — end of period	$8.66		$8.79	$8.15	$7.90	$10.18

Total return	1.76	%(2)	14.69%	9.17%	(17.91)%	6.08%

Ratios/supplemental data:
Net assets, end of period (000s)	$18,610		$18,362	$24,856	$18,845	$5,208
Ratio of gross expense to average net assets	1.29	%(3)	1.20%	1.26%	1.32%	1.28%
Ratio of net expense to average net assets	0.95	%(3)	0.95%	0.95%	0.95%	0.95%
Ratio of investment income less gross expenses to average net assets	6.14	%(3)	5.99%	5.29%	4.39%	3.80%
Ratio of net investment income to average net assets	6.48	%(3)	6.24%	5.60%	4.77%	4.13%
Portfolio turnover rate	53	%(2)	144%	104%	95%	84%

The Fund commenced operations on November 11, 2013.

(1) Based on average shares outstanding.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.

176  Payden Mutual Funds

	Payden Emerging Markets Corporate Bond Fund - SI Class
	2025		2024	2023	2022	2021
Net asset value — beginning of period	$8.80		$8.17	$7.91	$10.20	$10.01

Income (loss) from investment activities:
Net investment income	0.29	(1)	0.55 (1)	0.48 (1)	0.42 (1)	0.44 (1)
Net realized and unrealized gains (losses)	(0.13)		0.63	0.26	(2.19)	0.19

Total from investment activities	0.16		1.18	0.74	(1.77)	0.63

Distributions to shareholders:
From net investment income	(0.29)		(0.55)	(0.44)	(0.42)	(0.44)
From net realized gains	—		—	—	(0.10)	—
Return of capital	—		—	(0.04)	—	—

Total distributions to shareholders	(0.29)		(0.55)	(0.48)	(0.52)	(0.44)

Net asset value — end of period	$8.67		$8.80	$8.17	$7.91	$10.20

Total return	1.80	%(2)	14.70%	9.40%	(17.93)%	6.28%

Ratios/supplemental data:
Net assets, end of period (000s)	$59,814		$68,608	$43,447	$27,674	$48,205
Ratio of gross expense to average net assets	1.29	%(3)	1.20%	1.25%	1.33%	1.28%
Ratio of net expense to average net assets	0.85	%(3)	0.85%	0.85%	0.85%	0.85%
Ratio of investment income less gross expenses to average net assets	6.11	%(3)	6.01%	5.29%	4.15%	3.82%
Ratio of net investment income to average net assets	6.55	%(3)	6.36%	5.70%	4.63%	4.25%
Portfolio turnover rate	53	%(2)	144%	104%	95%	84%

The Fund commenced operations on November 11, 2013.

(1) Based on average shares outstanding.

(2) Not annualized.

(3) Annualized.

	Payden Managed Income Fund - Institutional Class
	2025		2024	2023	2022	2021
Net asset value — beginning of period	$10.82		$10.47	$10.00	$10.85	$10.51

Income (loss) from investment activities:
Net investment income	0.35	(1)	0.71 (1)	0.66 (1)	0.34 (1)	0.24 (1)
Net realized and unrealized gains (losses)	(0.05)		0.19	0.01	(0.96)	0.47

Total from investment activities	0.30		0.90	0.67	(0.62)	0.71

Distributions to shareholders:
From net investment income	(0.70)		(0.55)	(0.20)	(0.23)	(0.37)

Total distributions to shareholders	(0.70)		(0.55)	(0.20)	(0.23)	(0.37)

Net asset value — end of period	$10.43		$10.82	$10.47	$10.00	$10.85

Total return	2.97	%(2)	8.98%	6.76%	(5.80)%	6.94%

Ratios/supplemental data:
Net assets, end of period (000s)	$5,755		$5,147	$3,548	$2,829	$1,095
Ratio of gross expense to average net assets	1.73	%(3)	1.61%	1.71%	1.60%	1.54%
Ratio of net expense to average net assets	0.65	%(3)	0.74%	0.95%	0.95%	0.95%
Ratio of investment income less gross expenses to average net assets	5.67	%(3)	5.85%	5.64%	2.69%	1.63%
Ratio of net investment income to average net assets	6.75	%(3)	6.72%	6.40%	3.33%	2.23%
Portfolio turnover rate	108	%(2)	262%	195%	122%	155%

The Class commenced operations on June 1, 2016.

(1) Based on average shares outstanding.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.

Semi-Annual   177

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2025 (Unaudited) and October 31st

	Payden Managed Income Fund - SI Class
	2025		2024	2023	2022	2021
Net asset value — beginning of period	$10.62		$10.29	$9.84	$10.70	$10.39

Income (loss) from investment activities:
Net investment income	0.34	(1)	0.69 (1)	0.64 (1)	0.28 (1)	0.21 (1)
Net realized and unrealized gains (losses)	(0.04)		0.19	0.00 (2)	(0.91)	0.47

Total from investment activities	0.30		0.88	0.64	(0.63)	0.68

Distributions to shareholders:
From net investment income	(0.70)		(0.55)	(0.19)	(0.23)	(0.37)

Total distributions to shareholders	(0.70)		(0.55)	(0.19)	(0.23)	(0.37)

Net asset value — end of period	$10.22		$10.62	$10.29	$9.84	$10.70

Total return	3.02	%(3)	8.94%	6.61%	(6.03)%	6.66%

Ratios/supplemental data:
Net assets, end of period (000s)	$72,365		$80,297	$77,527	$67,639	$82,019
Ratio of gross expense to average net assets	1.72	%(4)	1.61%	1.71%	1.62%	1.54%
Ratio of net expense to average net assets	0.65	%(4)	0.75%	1.04%	1.25%	1.25%
Ratio of investment income less gross expenses to average net assets	5.64	%(4)	5.85%	5.63%	2.40%	1.66%
Ratio of net investment income to average net assets	6.71	%(4)	6.71%	6.29%	2.76%	1.95%
Portfolio turnover rate	108	%(3)	262%	195%	122%	155%
The Fund commenced operations on September 22, 2008.

	Payden Managed Income Fund - Adviser Class
	2025		2024	2023	2022	2021
Net asset value — beginning of period	$10.23		$9.95	$9.53	$10.40	$10.13

Income (loss) from investment activities:
Net investment income	0.32	(1)	0.64 (1)	0.58 (1)	0.25 (1)	0.17 (1)
Net realized and unrealized gains (losses)	(0.04)		0.19	0.02	(0.90)	0.46

Total from investment activities	0.28		0.83	0.60	(0.65)	0.63

Distributions to shareholders:
From net investment income	(0.70)		(0.55)	(0.18)	(0.22)	(0.36)

Total distributions to shareholders	(0.70)		(0.55)	(0.18)	(0.22)	(0.36)

Net asset value — end of period	$9.81		$10.23	$9.95	$9.53	$10.40

Total return	2.91	%(3)	8.70%	6.38%	(6.34)%	6.37%

Ratios/supplemental data:
Net assets, end of period (000s)	$8,813		$8,237	$7,378	$14,226	$15,565
Ratio of gross expense to average net assets	1.97	%(4)	1.86%	1.95%	1.87%	1.79%
Ratio of net expense to average net assets	0.90	%(4)	1.00%	1.32%	1.50%	1.50%
Ratio of investment income less gross expenses to average net assets	5.43	%(4)	5.60%	5.28%	2.17%	1.40%
Ratio of net investment income to average net assets	6.50	%(4)	6.47%	5.90%	2.54%	1.69%
Portfolio turnover rate	108	%(3)	262%	195%	122%	155%

The Fund commenced operations on September 22, 2008.

(1) Based on average shares outstanding.

(2) Amount is less than $0.005.

(3) Not annualized.

(4) Annualized.

See notes to financial statements.

178  Payden Mutual Funds

	Payden Managed Income Fund - Retirement Class
	2025		2024	2023	2022	2021
Net asset value — beginning of period	$9.53		$9.32	$8.97	$9.82	$9.60

Income (loss) from investment activities:
Net investment income	0.28	(1)	0.58 (1)	0.53 (1)	0.21 (1)	0.14 (1)
Net realized and unrealized gains (losses)	(0.04)		0.18	0.01	(0.84)	0.44

Total from investment activities	0.24		0.76	0.54	(0.63)	0.58

Distributions to shareholders:
From net investment income	(0.69)		(0.55)	(0.19)	(0.22)	(0.36)

Total distributions to shareholders	(0.69)		(0.55)	(0.19)	(0.22)	(0.36)

Net asset value — end of period	$9.08		$9.53	$9.32	$8.97	$9.82

Total return	2.66	%(2)	8.50%	6.07%	(6.55)%	6.19%

Ratios/supplemental data:
Net assets, end of period (000s)	$27,617		$25,281	$21,383	$21,501	$26,855
Ratio of gross expense to average net assets	2.22	%(3)	2.11%	2.21%	2.12%	2.04%
Ratio of net expense to average net assets	1.15	%(3)	1.24%	1.55%	1.75%	1.75%
Ratio of investment income less gross expenses to average net assets .	5.18	%(3)	5.37%	5.10%	1.90%	1.17%
Ratio of net investment income to average net assets	6.26	%(3)	6.24%	5.75%	2.26%	1.46%
Portfolio turnover rate	108	%(2)	262%	195%	122%	155%

The Class commenced operations on April 6, 2009.

(1) Based on average shares outstanding.

(2) Not annualized.

(3) Annualized.

	Payden Equity Income Fund - Investor Class
	2025		2024	2023	2022	2021
Net asset value — beginning of period	$18.82		$14.85	$16.92	$21.25	$15.97

Income (loss) from investment activities:
Net investment income	2.74		0.23	0.28	0.33	0.38
Net realized and unrealized gains (losses)	(2.40)		4.25	(1.36)	(0.93)	5.24

Total from investment activities	0.34		4.48	(1.08)	(0.60)	5.62

Distributions to shareholders:
From net investment income	(2.72)		(0.29)	(0.28)	(0.52)	(0.34)
From net realized gains	(0.87)		(0.22)	(0.71)	(3.21)	—

Total distributions to shareholders	(3.59)		(0.51)	(0.99)	(3.73)	(0.34)

Net asset value — end of period	$15.57		$18.82	$14.85	$16.92	$21.25

Total return	(3.36	)%(1)	30.55%	(6.75)%	(3.64)%	35.41%

Ratios/supplemental data:
Net assets, end of period (000s)	$263,499		$288,798	$318,111	$472,728	$536,613
Ratio of gross expense to average net assets	0.75	%(2)	0.75%	0.73%	0.74%	0.72%
Ratio of net expense to average net assets	0.75	%(2)	0.75%	0.73%	0.74%	0.72%
Ratio of investment income less gross expenses to average net assets	1.21	%(2)	1.43%	1.81%	1.97%	1.87%
Ratio of net investment income to average net assets	1.21	%(2)	1.43%	1.81%	1.97%	1.87%
Portfolio turnover rate	57	%(1)	80%	111%	96%	95%

The Fund commenced operations on November 1, 1996.

(1) Not annualized.

(2) Annualized.

See notes to financial statements.

Semi-Annual   179

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2025 (Unaudited) and October 31st

	Payden Equity Income Fund - SI Class
	2025		2024	2023	2022	2021
Net asset value — beginning of period	$18.85		$14.88	$16.94	$21.27	$15.98

Income (loss) from investment activities:
Net investment income	2.76		0.24	0.30	0.36	0.38
Net realized and unrealized gains (losses)	(2.40)		4.25	(1.35)	(0.95)	5.26

Total from investment activities	0.36		4.49	(1.05)	(0.59)	5.64

Distributions to shareholders:
From net investment income	(2.73)		(0.30)	(0.30)	(0.53)	(0.35)
From net realized gains	(0.87)		(0.22)	(0.71)	(3.21)	—

Total distributions to shareholders	(3.60)		(0.52)	(1.01)	(3.74)	(0.35)

Net asset value — end of period	$15.61		$18.85	$14.88	$16.94	$21.27

Total return	(3.26	)%(1)	30.57%	(6.59)%	(3.59)%	35.51%

Ratios/supplemental data:
Net assets, end of period (000s)	$687,002		$759,602	$809,987	$945,034	$1,233,890
Ratio of gross expense to average net assets	0.75	%(2)	0.75%	0.73%	0.74%	0.72%
Ratio of net expense to average net assets	0.65	%(2)	0.65%	0.65%	0.65%	0.65%
Ratio of investment income less gross expenses to average net assets	1.21	%(2)	1.44%	1.78%	1.99%	1.87%
Ratio of net investment income to average net assets	1.31	%(2)	1.54%	1.86%	2.07%	1.94%
Portfolio turnover rate	57	%(1)	80%	111%	96%	95%
The Class commenced operations on August 1, 2014.
	Payden Equity Income Fund - Adviser Class
	2025		2024	2023	2022	2021
Net asset value — beginning of period	$18.77		$14.82	$16.89	$21.23	$15.96

Income (loss) from investment activities:
Net investment income	2.72		0.17	0.23	0.28	0.31
Net realized and unrealized gains (losses)	(2.39)		4.25	(1.34)	(0.93)	5.26

Total from investment activities	0.33		4.42	(1.11)	(0.65)	5.57

Distributions to shareholders:
From net investment income	(2.71)		(0.25)	(0.25)	(0.48)	(0.30)
From net realized gains	(0.87)		(0.22)	(0.71)	(3.21)	—

Total distributions to shareholders	(3.58)		(0.47)	(0.96)	(3.69)	(0.30)

Net asset value — end of period	$15.52		$18.77	$14.82	$16.89	$21.23

Total return	(3.48	)%(1)	30.19%	(6.97)%	(3.91)%	35.08%

Ratios/supplemental data:
Net assets, end of period (000s)	$13,342		$15,295	$14,486	$19,362	$19,877
Ratio of gross expense to average net assets	1.00	%(2)	1.00%	0.98%	0.99%	0.97%
Ratio of net expense to average net assets	1.00	%(2)	1.00%	0.98%	0.99%	0.97%
Ratio of investment income less gross expenses to average net assets	0.96	%(2)	1.17%	1.55%	1.72%	1.62%
Ratio of net investment income to average net assets	0.96	%(2)	1.17%	1.55%	1.72%	1.62%
Portfolio turnover rate	57	%(1)	80%	111%	96%	95%

The Class commenced operations on December 1, 2011.

(1) Not annualized.

(2) Annualized.

See notes to financial statements.

180  Payden Mutual Funds

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Payden Mutual Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member FINRA.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at www.sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1 800 SEC-0330.

To view the Fund’s proxy voting guidelines and proxy voting record for the period ended June 30th, visit the SEC’s web site at www.sec.gov. You may also call 800 572-9336 to request a free copy of the proxy voting guidelines.

U.S. BOND FUNDS

Payden Cash Reserves Money Market Fund (PBHXX)

Payden Limited Maturity Fund — SI Class (PYLSX)

Payden Limited Maturity Fund — Investor Class (PYLMX)

Payden Limited Maturity Fund — Adviser Class (PYLBX)

Payden Low Duration Fund — SI Class (PYLDX)

Payden Low Duration Fund — Investor Class (PYSBX)

Payden Low Duration Fund — Adviser Class (PYLWX)

Payden U.S. Government Fund (PYUSX)

Payden GNMA Fund (PYGNX)

Payden Core Bond Fund — SI Class (PYCSX)

Payden Core Bond Fund — Investor Class (PYCBX)

Payden Core Bond Fund — Adviser Class (PYCWX)

Payden Corporate Bond Fund — SI Class (PYCTX)

Payden Corporate Bond Fund — Investor Class (PYACX)

Payden Corporate Bond Fund — Adviser Class (PYAYX)

Payden Strategic Income Fund — SI Class (PYSIX)

Payden Strategic Income Fund — Investor Class (PYSGX)

Payden Strategic Income Fund — Adviser Class (PYSLX)

Payden Absolute Return Bond Fund — SI Class (PYAIX)

Payden Absolute Return Bond Fund — Investor Class (PYARX)

Payden Absolute Return Bond Fund — Adviser Class (PYABX)

Payden Securitized Income Fund — SI Class (PYSCX)

Payden Securitized Income Fund — Investor Class (PYSFX)

Payden Floating Rate Fund — SI Class (PYFIX)

Payden Floating Rate Fund — Investor Class (PYFRX)

Payden Floating Rate Fund — Adviser Class (PYBLX)

Payden High Income Fund — SI Class (PYCHX)

Payden High Income Fund — Investor Class (PYHRX)

Payden High Income Fund — Adviser Class (PYRLX)

TAX EXEMPT BOND FUND

Payden California Municipal Social Impact Fund — Investor Class (PYCRX)

Payden California Municipal Social Impact Fund — Adviser Class (PYCLX)

GLOBAL BOND FUNDS

Payden Global Low Duration Fund (PYGSX)

Payden Global Fixed Income Fund — SI Class (PYGIX)

Payden Global Fixed Income Fund — Investor Class (PYGFX)

Payden Emerging Markets Bond Fund — SI Class (PYEIX)

Payden Emerging Markets Bond Fund — Investor Class (PYEMX)

Payden Emerging Markets Bond Fund — Adviser Class (PYEWX)

Payden Emerging Markets Local Bond Fund — Investor Class (PYILX)

Payden Emerging Markets Local Bond Fund — Investor Class (PYELX)

Payden Emerging Markets Corporate Bond Fund — SI Class (PYCIX)

Payden Emerging Markets Corporate Bond Fund — Investor Class (PYCEX)

CASH BALANCE FUND

Payden Managed Income Fund — SI Class (PKBIX)

Payden Managed Income Fund — Institutional Class (PKCIX)

Payden Managed Income Fund — Advisor Class (PKCBX)

Payden Managed Income Fund — Retirement Class (PKCRX)

EQUITY FUND

Payden Equity Income Fund — SI Class (PYVSX)

Payden Equity Income Fund — Investor Class (PYVLX)

Payden Equity Income Fund — Adviser Class (PYVAX)

PAYDEN MUTUAL FUNDS

333 South Grand Avenue, Los Angeles, California 90071

800 5-PAYDEN 800 572 9336 payden.com

requests@payden.com

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Offices, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a) Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Payden & Rygel Investment Group

By (Signature and Title)*	/s/ Mary Beth Syal
Mary Beth Syal, Chief Operating Officer
(principal executive officer)

Date 6/25/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mary Beth Syal
Mary Beth Syal, Chief Operating Officer
(principal executive officer)

Date 6/25/25

By (Signature and Title)*	/s/ Brian W. Matthews
Brian W. Matthews, Chief Financial Officer
(principal financial officer)

Date 6/25/25

*	Print the name and title of each signing officer under his or her signature.